     As filed with the Securities and Exchange Commission on April 29, 2004
                                                             File Nos. 333-54386
                                                                       811-07060
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [_]
   Pre-Effective Amendment No.                                          [_]

   Post-Effective Amendment No. 3                                       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [_]
   Amendment No. 61                                                     [X]


                        (Check appropriate box or boxes.)

      METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
      -----------------------------------------------
      (Exact Name of Registrant)

      METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
      -------------------------------------------------
      (Name of Depositor)

      22 Corporate Plaza Drive, Newport Beach, California           92660
      ------------------------------------------------------     ----------
      (Address of Depositor's Principal Executive Offices)       (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

      Name and Address of Agent for Service
         Richard C. Pearson
         Executive Vice President
         MetLife Investors Insurance Company of California
         22 Corporate Plaza Drive
         Newport Beach, California  92660
         (949) 629-1317

      Copies to:
         W. Thomas Conner
         Sutherland, Asbill & Brennan
         1275 Pennsylvania Avenue, NW
         Washington, DC 20004
         (202)383-0590

It is proposed that this filing will become effective:

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2004, pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2004
                                      TO
                         PROSPECTUS DATED MAY 1, 2004

This supplements the prospectuses, dated May 1, 2004, for the Class A and Class B products issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and First MetLife Investors Insurance Company (the "Companies").

After the close of business on April 30, 2004, the Companies substituted certain variable investment options for the below listed investment options. These investment options have been added to the Contract solely to receive account values transferred from certain investment options pursuant to the substitution. The below listed investment options are closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs). The information provided is for the year ended December 31, 2003.

    Lord Abbett Growth and Income Portfolio - Class A, of Met Investors Series Trust.

       a.  Subadviser: Lord, Abbett & Co. LLC
       b. Investment Objective: The Lord Abbett Growth and Income Portfolio seeks capital appreciation.
       c. Investment Portfolio Expenses (as a percentage of average daily net assets)
           Management Fee: 0.56%
           12b-1/Services Fee: 0.00%
           Other Expenses: 0.06%
           Total Annual Portfolio Expenses: 0.62%
           Net Total Annual Portfolio Expenses*: 0.62%

  T. Rowe Price Small Cap Growth Portfolio - Class B of Metropolitan Series Fund, Inc.

       a.  Subadviser: T. Rowe Price Associates, Inc.
       b. Investment Objective: The T. Rowe Price Small Cap Growth Portfolio seeks long-term growth.
       c. Investment Portfolio Expenses (as a percentage of average daily net assets):
           Management Fee: 0.52%
           12b-1/Services Fee: 0.25%
           Other Expenses: 0.11%
           Total Annual Portfolio Expenses: 0.88%

  T. Rowe Price Large Cap Growth Portfolio - Class B of Metropolitan Series Fund, Inc.

       a.  Subadviser: T. Rowe Price Associates, Inc.
       b. Investment Objective: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.
       c. Investment Portfolio Expenses (as a percentage of average daily net assets):
           Management Fee: 0.63%
           12b-1/Services Fee: 0.25%
           Other Expenses: 0.16%
           Total Annual Portfolio Expenses: 1.04%
           Net Total Annual Portfolio Expenses*: 1.04%

*Net Total Annual Portfolio Expenses reflect contractual arrangements under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements terminates on April 30, 2005 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information.




                                                                    SUPP-VITA&B

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                      ISSUED BY

                                                              METLIFE INVESTORS
                                                              INSURANCE COMPANY
                                                                  OF CALIFORNIA

                                                                            AND

                                                              METLIFE INVESTORS
                                                               VARIABLE ANNUITY
                                                                   ACCOUNT FIVE

                                                                        CLASS A


       This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company of California (MetLife
                                                        Investors or we or us).

  The annuity contract has 18 investment choices - a fixed account which offers an interest rate which is guaranteed by us, and 17 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.
MET INVESTORS SERIES TRUST (CLASS B):
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett America's Value Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio

   Money Market Portfolio (formerly PIMCO Money Market Portfolio)


   PIMCO Total Return Portfolio

   Met/Putnam Capital Opportunities Portfolio




METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):


   Capital Guardian U.S. Equity Portfolio

   Davis Venture Value Portfolio (Class E)

   MFS(R) Total Return Portfolio


   Met/Putnam Voyager Portfolio




PUTNAM VARIABLE TRUST (CLASS IB):
   Putnam VT Equity Income Fund
   Putnam VT Growth and Income Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.


To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 34 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2004

TABLE OF CONTENTS                                                           PAGE


             INDEX OF SPECIAL TERMS............................  2

             HIGHLIGHTS........................................  3

             FEE TABLES AND EXAMPLES...........................  4

             1. THE ANNUITY CONTRACT...........................  9
                Market Timing..................................  9

             2. PURCHASE.......................................  9
                Purchase Payments..............................  9
                Termination for Low Account Value.............. 10
                Allocation of Purchase Payments................ 10
                Free Look...................................... 10
                Accumulation Units............................. 10
                Account Value.................................. 11
                Replacement of Contracts....................... 11

             3. INVESTMENT OPTIONS............................. 11
                Transfers...................................... 12
                Dollar Cost Averaging Programs................. 14
                Three Month Market Entry Program............... 15
                Automatic Rebalancing Program.................. 15
                Asset Allocation Programs...................... 16
                Voting Rights.................................. 16
                Substitution of Investment Options............. 16

             4. EXPENSES....................................... 16
                Product Charges................................ 16
                Account Fee.................................... 17
                Lifetime Income Solution and Guaranteed
                 Minimum Income Benefit Rider Charge........... 17
                Sales Charge................................... 17
                How to Reduce the Sales Charge................. 18
                Premium and Other Taxes........................ 18
                Transfer Fee................................... 18
                Income Taxes................................... 19
                Investment Portfolio Expenses.................. 19

             5. ANNUITY PAYMENTS (THE INCOME PHASE)............ 19
                Annuity Date................................... 19
                Annuity Payments............................... 19
                Annuity Options................................ 20
                Lifetime Income Solution and Guaranteed
                 Minimum Income Benefit........................ 20
                Description of LIS............................. 21
                LIS, GMIB and Qualified Contracts.............. 22

             6. ACCESS TO YOUR MONEY........................... 23
                Systematic Withdrawal Program.................. 23
                Suspension of Payments or Transfers............ 23

             7. PERFORMANCE.................................... 24

             8. DEATH BENEFIT.................................. 24
                Upon Your Death................................ 24
                Standard Death Benefit - Principal Protection.. 25
                Optional Death Benefit - Annual Step-Up........ 25
                Optional Death Benefit - Compounded-Plus....... 25
                Additional Death Benefit -
                 Earnings Preservation Benefit................. 26


                     General Death Benefit Provisions..... 27
                     Spousal Continuation................. 27
                     Death of the Annuitant............... 27
                     Controlled Payout.................... 27

                  9. FEDERAL INCOME TAX STATUS............ 28
                     Taxation of Non-Qualified Contracts.. 28
                     Taxation of Qualified Contracts...... 29
                     Foreign Tax Credits.................. 31
                     Possible Tax Law Changes............. 31

                  10. OTHER INFORMATION................... 31
                     MetLife Investors.................... 31
                     The Separate Account................. 31
                     Distributor.......................... 32
                     Selling Firms........................ 32
                     Requests and Elections............... 33
                     Ownership............................ 33
                     Financial Statements................. 34

                  TABLE OF CONTENTS OF THE STATEMENT OF
                  ADDITIONAL INFORMATION.................. 34



               APPENDIX A
               Condensed Financial Information.............. A-1

               APPENDIX B
               Participating Investment Portfolios.......... B-1

               APPENDIX C
               EDCA Examples with Multiple Purchase Payments C-1

               APPENDIX D
               Description of GMIB.......................... D-1


INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                              PAGE
                             Account Value..... 11
                             Accumulation Phase  9
                             Accumulation Unit. 10
                             Annuitant......... 32
                             Annuity Date...... 19
                             Annuity Options... 20
                             Annuity Payments.. 19
                             Annuity Unit...... 10
                             Beneficiary....... 33
                             Business Day...... 10
                             Fixed Account.....  9


                         Income Base 21 and Appendix D


             Income Phase.....................................  9
             Investment Portfolios............................ 11
             Joint Owner...................................... 32
             Owner............................................ 32
             Purchase Payment (including Net Purchase Payment)  9
             Separate Account................................. 31

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits, fixed and variable income options and the Lifetime Income Solution ("LIS").



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you previously elected the LIS or Guaranteed Minimum Income Benefit ("GMIB"). (See "Lifetime Income Solution and Guaranteed Minimum Income Benefit.")


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your cancellation request plus the sales charge. The amount you receive may be more or less than your purchase payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We refund the sales charge but do not refund any other charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.



INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

                 SALES CHARGE (Note 1)   5.75%
                    (as a percentage of
                    purchase payments)
                 TRANSFER FEE (Note 2)   $0 (First 12 per year)
                                         $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. Sales Charges decline based on your investment. (See "Expenses - Sales Charge".)


                                            Sales Charge as a
                                              percentage of
                  Your Investment           purchase payment
                  ---------------           -----------------
                     Less than $50,000            5.75%
                     $50,000 - 99,999.99          4.50%
                     $100,000 - 249,999.99        3.50%
                     $250,000 - 499,999.99        2.50%
                     $500,000 - 999,999.99        2.00%
                     $1,000,000 or greater        1.00%

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------


PERIODIC FEES AND EXPENSES TABLE*



                 ACCOUNT FEE (Note 1)           $30

                 LIFETIME INCOME SOLUTION (LIS) 0.50% of Income
                 RIDER CHARGE                   Base (Note 2)


SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)


                Mortality and Expense Charge              0.50%
                Administration Charge                     0.25%
                                                          -----
                Total Separate Account Annual Expenses    0.75%

                Death Benefit Rider Charges (Optional)
                (as a percentage of average account value
                in the Separate Account)
                Optional Death Benefit - Annual Step-Up   0.20%
                Compounded-Plus Death Benefit             0.35%
                Additional Death Benefit-Earnings
                  Preservation Benefit                    0.25%

--------------------------------------------------------------------------------
Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.


Note 2. See "Annuity Payments (The Income Phase) - Lifetime Income Solution and Guaranteed Minimum Income Benefit" for a definition of the term Income Base.



* Certain periodic fees and expenses for contracts issued before May 1, 2004, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses.")


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------

                 Total Annual Investment        Minimum Maximum
                 Portfolio Operating             0.74%   3.44%
                 Expenses (expenses that are
                 deducted from investment
                 portfolio assets, including
                 management fees, 12b-1/service
                 fees, and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."

                      This page intentionally left blank.

INVESTMENT PORTFOLIO EXPENSES



(as a percentage of the average daily net assets of an investment portfolio)



The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.



                                                          Lord         Lord      Lord       Lord          Lord
                        Met       J.P. Morgan J.P. Morgan Abbett       Abbett    Abbett     Abbett        Abbett    MFS(R)
                        Investors Quality     Select      America's    Bond      Growth and Growth        Mid-Cap   Research
                        Series    Bond        Equity      Value        Debenture Income     Opportunities Value     International
                        Trust     Portfolio   Portfolio   Portfolio(2) Portfolio Portfolio  Portfolio     Portfolio Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Management Fees                   0.52%       0.62%       0.65%        0.60%     0.56%      0.70%         0.70%     0.80%
12b-1/Service Fees                0.25%       0.25%       0.25%        0.25%     0.25%      0.25%         0.25%     0.25%
Other Expenses (1)                0.15%       0.14%       2.54%        0.11%     0.05%      0.44%         0.13%     0.34%
                                  =====       =====       =====        =====     =====      =====         =====     =====
Total Annual
  Portfolio Expenses              0.92%       1.01%       3.44%        0.96%     0.86%      1.39%         1.08%     1.39%
----------------------------------------------------------------------------------------------------------------------------------
Contractual Expense
  Subsidy or
  Deferral                        0.00%       0.00%       2.34%        0.00%     0.00%      0.25%         0.00%     0.06%
----------------------------------------------------------------------------------------------------------------------------------
Net Total Annual
  Portfolio Expense (2)           0.92%       1.01%       1.10%        0.96%     0.86%      1.14%         1.08%     1.33%
----------------------------------------------------------------------------------------------------------------------------------



                        PIMCO
                        Money
                        Market
                        Portfolio
-----------------------------------
Management Fees         0.40%
12b-1/Service Fees      0.25%
Other Expenses (1)      0.09%
                        =====
Total Annual
  Portfolio Expenses    0.74%
-----------------------------------
Contractual Expense
  Subsidy or
  Deferral              0.00%
-----------------------------------
Net Total Annual
  Portfolio Expense (2) 0.74%
-----------------------------------



(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.01% for the J.P. Morgan Quality Bond Portfolio; 0.05% for the Lord Abbett Bond Debenture Portfolio; 0.02% for the Lord Abbett Mid-Cap Value Portfolio; and 0.01% for the PIMCO Total Return Portfolio.



(2) The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2004, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements terminates on April 30, 2005 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2003.

                                                                                                  Putnam

                                         Capital                                          Putnam    VT
                                        Guardian                                                  Growth
     PIMCO    Met/Putnam   Metropolitan             Davis    MFS(R)                         VT
     Total      Capital       Series      U.S.     Venture    Total   Met/Putnam  Putnam  Equity   and
   Portfolio Opportunities    Fund,      Equity     Value    Return    Voyager   Variable Income  Income
    Return     Portfolio       Inc.     Portfolio Portfolio Portfolio Portfolio   Trust   Fund(2)  Fund
-----------------------------------------------------------------------------------------------------------
     0.50%       0.85%                    0.68%     0.74%     0.50%     0.80%              0.65%  0.48%
     0.25%       0.25%                    0.25%     0.15%     0.25%     0.25%              0.25%  0.25%
     0.08%       0.40%                    0.08%     0.05%     0.19%     0.27%              0.67%  0.05%
     =====       =====                    =====     =====     =====     =====              =====  =====

     0.83%       1.50%                    1.01%     0.94%     0.94%     1.32%              1.57%  0.78%
-----------------------------------------------------------------------------------------------------------

     0.00%       0.00%                    0.00%     0.00%     0.00%     0.07%              0.00%  0.00%
-----------------------------------------------------------------------------------------------------------
     0.83%       1.50%                    1.01%     0.94%     0.94%     1.25%              1.57%  0.78%
-----------------------------------------------------------------------------------------------------------

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit-Earnings Preservation Benefit and the Lifetime Income Solution, regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.



                         Time Periods
     1 year             3 years             5 years             10 years
-------------------------------------------------------------------------------
 (a)$1,072.41        (a)$2,071.56        (a)$3,076.73        (a)$5,618.44
 (b)$  820.30        (b)$1,334.25        (b)$1,881.07        (b)$3,407.19






CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.





                         Time Periods
     1 year             3 years             5 years             10 years
-------------------------------------------------------------------------------
  (a)$982.49         (a)$1,804.45        (a)$2,635.81        (a)$4,755.99
  (b)$729.37         (b)$1,053.65        (b)$1,399.84        (b)$2,371.10



The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.



The contract also contains a fixed account. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the minimum rate on the fixed account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003), and the minimum guaranteed interest rate will vary based on the state as to which the contract is issued. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.


As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by owners within given periods of time and/or investigating transfer activity identified by our Annuity Service Center or the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2.  PURCHASE

PURCHASE PAYMENTS


A purchase payment is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. A net purchase payment is a purchase payment less the sales charge. We reserve the right to reject any application or purchase payment and to limit future purchase payments. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


.. The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.

..  If you are purchasing the contract as part of an IRA (Individual Retirement
   Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

.. If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

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

.. You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

..  We will accept a different amount if required by federal tax law.


TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your net purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers. We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

.. the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

.. your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

..  a transfer was made out of the fixed account within the previous 180 days.


Subsequent net purchase payments will be allocated in the same way as your first net purchase payment unless you tell us otherwise. However, if your most recent purchase payment allocation included an allocation to the EDCA program, we will allocate your additional payments to the investment portfolios selected under the EDCA program. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.



Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first net purchase payment within 2 business days. A business day is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.


FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). When you cancel the contract within this "free look" period, you will receive back whatever your contract is worth on the day we receive your request plus the sales charge. This may be more or less than your purchase payment depending upon the performance of the portfolios you allocated your net purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. Except for the sales charge we do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


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

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the net purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


 On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE

Account value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS



Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new sales charge for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract's features, benefits, and charges.


3.  INVESTMENT OPTIONS

The contract offers 17 investment portfolios which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

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

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.




Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolio may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.




MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios (see Appendix B for the names of the subadvisers). The following Class B portfolios are available under the contract:


 J.P. Morgan Quality Bond Portfolio
 J.P. Morgan Select Equity Portfolio
 Lord Abbett America's Value Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 MFS(R) Research International Portfolio

 Money Market Portfolio (formerly PIMCO Money Market Portfolio)


 PIMCO Total Return Portfolio


 Met/Putnam Capital Opportunities Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios (see Appendix B for the names of the subadvisers). The following Class B or Class E, as noted, portfolios are available under the contract:



 Capital Guardian U.S. Equity Portfolio

 Davis Venture Value Portfolio (Class E)

 MFS(R) Total Return Series


 Met/Putnam Voyager Portfolio




PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

 Putnam VT Equity Income Fund
 Putnam VT Growth and Income Fund

TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made.


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

However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


.. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

..  Your request for transfer must clearly state how much the transfer is for.

.. The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

.. The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.



During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:



..  The credited interest rate is equal to the guaranteed minimum rate;


.. Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

..  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet transfer requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.


MARKET TIMING. We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by owners within given periods of time and/or investigating transfer activity identified by our Annuity Service Center or the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and subaccounts and may be more restrictive with regard to certain contracts or subaccounts than others. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners or investment portfolio shareholders. In addition, we cannot guarantee that the investment portfolios will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the investment portfolios.



Our policies and procedures may result in restrictions being applied to owner(s). These restrictions may include:



.. requiring you to send us by U.S. mail a signed, written request to make transfers;



..  limiting the number of transfers you may make each contract year;



..  limiting the dollar amount that may be transferred at any one time;



..  charging a transfer or collecting an investment portfolio redemption fee;



.. denying a transfer request from an authorized third party acting on behalf of multiple owners; and



.. imposing other limitations and modifications where we determine that exercise of the transfer privilege may create a disadvantage to other owners (including, but not limited to, imposing a minimum time period between each transfer).



If restrictions are imposed on a owner, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1. STANDARD DOLLAR COST AVERAGING (DCA)


   This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging. These transfers are made on a date you select or, if you do not select a date, on the date that a net purchase payment or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.


2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

   The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

   You can make subsequent purchase payments while you have an active EDCA account in effect, provided however that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

   . The EDCA transfer amount will be increased by the subsequent net purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

   . Each allocation (bucket) resulting from a subsequent net purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


   . Allocations (buckets) resulting from each net purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


   (See Appendix C for further examples of EDCA with multiple purchase payments.)

   The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

   The first transfer we make under the EDCA program is the date your net purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for net purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


   If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses.



We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

 Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.


If you participate in a recognized asset allocation program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees.



We reserve the right to terminate our support of a recognized program for any reason including without limitation, a change in the regulatory requirements applicable to such programs.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future net purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of net purchase payments or account value, or both, at any time in our sole discretion.


4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 0.50% of the average daily net asset value of each investment portfolio. We reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 0.60% of the average daily asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purposes.



ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:




                      Annual Step-Up Death Benefit  0.20%
                      Compounded-Plus Death Benefit 0.35%

                      Additional Death Benefit -
                      Earnings Preservation Benefit 0.25%



For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each investment portfolio.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.



A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.



LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES



We currently offer the Lifetime Income Solution ("LIS"), which is a rider to the contract that provides a guaranteed minimum income benefit. If you select the LIS rider, we will assess a charge during the accumulation period equal to 0.50% of the income base. For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit ("GMIB"). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See "Annuity Payments (The Income Phase) - Lifetime Income Solution and Guaranteed Minimum Income Benefit Riders" for a discussion of how the income base for the LIS and GMIB riders are calculated at the time the GMIB rider charge is assessed.)





The charge for the LIS or GMIB rider is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The rider charge is deducted from your account value pro rata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.


SALES CHARGE

We deduct a sales charge from a purchase payment before it is allocated to an investment portfolio and/or the fixed account. The amount of the sales charge depends on your investment on the day we receive your payment. Your investment means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment; (2) any existing account value in this contract; and (3) the account value of any related accounts. Related accounts for this purpose means all annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your account representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your account representative's firm as being related accounts. To ensure that you are charged the lowest sales charge you are eligible for, be sure to ask your account representative whether any of your investment accounts currently qualify as related accounts and provide the representative with all information necessary to make that determination. The charge is:


                                     Sales Charge (as a percentage
              Your Investment        of purchase payment)
              ---------------        -----------------------------

              Less than $50,000                  5.75%
              $50,000 - $99,999.99               4.50%
              $100,000 - $249,999.99             3.50%
              $250,000 - $499,999.99             2.50%
              $500,000 - $999,999.99             2.00%
              $1,000,000 or greater              1.00%

HOW TO REDUCE THE SALES CHARGE

You may be able to lower the sales charge you pay by indicating in writing to us the total amount of purchase payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the purchase payments you chose as your goal. We will deduct the sales charge based on the total of the purchase payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your purchase payment goal. If you do not make the amount of purchase payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended purchase payments and the sales charge determined with the actual purchase payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the investment portfolios and the fixed account in the ratio that they bear to the value of your contract. We reserve the right to modify, suspend or terminate this feature at any time.

In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a sales charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.

PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment portfolios.

5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:


..  fixed account,

..  the available investment portfolio(s), or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD.
We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.




LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT



We currently offer the Lifetime Income Solution ("LIS"), which is a rider to the contract that provides a guaranteed minimum income benefit. The LIS is only offered in states where it has been approved for sale. For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit ("GMIB"). The LIS is described below and the GMIB is described in Appendix D to the prospectus.



It is important to recognize that neither the LIS nor the GMIB establishes or guarantees your account value or a minimum return for any subaccount, and the "income base" that is guaranteed by the LIS or GMIB is not available for cash withdrawals. Rather, the LIS and GMIB are designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.



The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the LIS or GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative, so the amount of guaranteed minimum lifetime income that the LIS or GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.



DESCRIPTION OF LIS



You may exercise the LIS after a 10 year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday. You may elect the LIS only at the time you purchase the contract, and you may not be older than age 75 at the time of the purchase. If you have a qualified contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements. Once elected, the rider cannot be terminated except as described below.



INCOME BASE. The income base is the greater of (a) or (b) below.



(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.



(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



  (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following your 85th birthday and 0% thereafter; and



 (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:



     (1) The withdrawal of adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or



     (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the previous contract anniversary and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

In determining LIS annuity income, the amount of any premium and other taxes that may apply will be deducted from the income base.



The Highest Anniversary Value does not change after the contract anniversary immediately preceding your 81/st/ birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary on or following your 85/th/ birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.





OWNERSHIP. While the LIS is effective, if the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, the annuitant will be considered the owner in determining the income base and LIS annuity payments. If joint owners are named, the age of the oldest owner will be used to determine the income base and LIS annuity payments.



EXERCISING THE LIS RIDER. If you exercise the LIS, you must elect to receive annuity payments under one of the following fixed annuity options:



(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:



                     Age at Annuitization Guarantee Period
                     -------------------- ----------------
                             80                  9
                             81                  8
                             82                  7
                             83                  6
                          84 and 85              5



(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.



These options are described in the contract and the LIS rider.



If you exercise the LIS, your annuity payments will be the greater of:



.. The annuity payment determined by applying the amount of the income base to the LIS Annuity Table, or



.. The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase)").



Partial annuitizations are not permitted under the LIS.



If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



If you choose not to receive annuity payments as guaranteed under the LIS, you may elect any of the annuity options available under the contract.



TERMINATING THE LIS RIDER. Except as otherwise provided in the LIS rider, the LIS will terminate upon the earliest of:



a) The 30th day following the contract anniversary on or following your 85th birthday;



b) The date you make a complete withdrawal of your account value;



c) The date you elect to receive annuity payments under the contract and you do not elect to receive annuity payments under the LIS;



d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract, or



e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.



When the LIS Rider terminates, the corresponding LIS rider charge terminates.



LIS, GMIB AND QUALIFIED CONTRACTS



The LIS or GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the LIS or GMIB on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the LIS or GMIB. You should consult your account representative or tax adviser.


6.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1) by making a withdrawal (either a partial or a complete withdrawal);

(2) by electing to receive annuity payments; or

(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

..  less any premium or other tax,

..  less any account fee, and


..  less any applicable pro rata LIS or GMIB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value.



.. You must submit a request to our Annuity Service Center. (See "Requests and Elections.")



.. You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



.. We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")




INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, unless we consent otherwise. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


7.  PERFORMANCE


We periodically advertise performance of the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the separate account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, sales charge and LIS or GMIB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the separate account product charges (including death benefit rider charges), account fee, sales charges, LIS or GMIB rider charge and the investment portfolio expenses. MetLife Investors will show performance which reflects both the maximum sales charge (5.75% of the purchase payment) and the minimum sales charge (1.00% of the purchase payment).


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the LIS rider using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


8.  DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider of the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.



STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION



The death benefit will be the greater of:



(1) the account value; or



(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.



If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."



In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP



If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3) the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

.. Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

.. for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1) the account value; or

(2) the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

  (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

  (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

     (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

    (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

(b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                              Benefit Percentage
                         Issue Age          Percentage
                         ---------          ----------
                         Ages 69 or younger     40%
                         Ages 70-79             25%
                         Ages 80 and above       0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached
70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value.

DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS.

In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as page 27 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2004, $3,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by

Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $9,000 for 2004. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.





SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS.



For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.



OTHER TAX ISSUES. Qualified Contracts (including contracts under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company, the parent company of MetLife Investors Insurance Company of California. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a Separate Account, MetLife Investors Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios (see "Fee Tables and Examples--Investment Portfolio Expenses" and the fund prospectuses). These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.



SELLING FIRMS



We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions and some form of non-cash compensation. A group of selected selling firms receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 7% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 0.25% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.





ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the contracts). Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. A list of selling firms that received additional compensation in 2003 is set forth in the Statement of Additional Information in the "Distribution" section.


REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

..  Through your registered representative

..  By telephone at (1-800-343-8496), between the hours of 7:30AM and 5:30PM
   Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


..  In writing to our Annuity Service Center



..  By fax at (515) 457-4400 or



..  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.




We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the our Annuity Service Center.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP

OWNER. You, as the owner of the contract, have all the interest and rights under the contract.


These rights include the right to:



..  change the beneficiary



.. change the annuitant before the annuity date (subject to our underwriting and administrative rules)



..  assign the contract (subject to limitation)



..  change the payment option



.. exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by joint owners, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The annuitant is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Condensed Financial Information
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2003. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. For contracts issued on or after May 1, 2004, the lowest possible combination of separate account product charges and death benefit rider charges are contracts with the Principal Protection Death Benefit and no additional riders (total separate account product charges equal 0.75% on an annual basis). Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1 - Contracts with the Annual Step-Up Death Benefit and no additional death benefit riders (total separate account product charges equal 0.85% on an annual basis)


0.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                      ACCUMULATION                      NUMBER OF
                                      UNIT VALUE AT   ACCUMULATION    ACCUMULATION
                                      BEGINNING OF    UNIT VALUE AT UNITS OUTSTANDING
                                         PERIOD       END OF PERIOD AT END OF PERIOD
-------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
   05/14/2001    to    12/31/2001        6.660402        5.955311      44,401.5127
   01/01/2002    to    12/31/2002        5.955311        4.466666      42,762.4745
   01/01/2003    to    12/31/2003        4.466666        5.736291      34,829.1185
-------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
   05/14/2001    to    12/31/2001        6.856401        5.975035       7,302.9759
   01/01/2002    to    12/31/2002        5.975035        4.995807       2,724.4161
   01/01/2003    to    12/31/2003        4.995807        6.393163       2,486.9808
-------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/14/2001    to    12/31/2001       10.033806        8.949298       9,677.7978
   01/01/2002    to    12/31/2002        8.949298        7.226396      13,771.4461
   01/01/2003    to    12/31/2003        7.226396        9.473402      12,476.8138
-------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/14/2001    to    12/31/2001       13.265252       12.992689           7.5385
   01/01/2002    to    12/31/2002       12.992689       10.500753       1,872.3991
   01/01/2003    to    12/31/2003       10.500753       13.757864       1,922.0600
-------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001       18.791335       17.200595       2,299.9959
   01/01/2002    to    12/31/2002       17.200595       12.771177       5,052.0087
   01/01/2003    to    04/24/2003       12.771177       13.289084       4,507.9131
-------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


0.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                ACCUMULATION                    NUMBER OF
                                                UNIT VALUE AT ACCUMULATION    ACCUMULATION
                                                BEGINNING OF  UNIT VALUE AT UNITS OUTSTANDING
                                                   PERIOD     END OF PERIOD AT END OF PERIOD
---------------------------------------------------------------------------------------------
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 11.988474     10.549652           8.3413
   01/01/2002    to    12/31/2002                 10.549652      8.732960           8.3413
   01/01/2003    to    04/25/2003                  8.732960      8.499764               --
---------------------------------------------------------------------------------------------
J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 12.960852     13.448794       8,107.3555
   01/01/2002    to    12/31/2002                 13.448794     14.480884      27,115.5645
   01/01/2003    to    12/31/2003                 14.480884     14.897877      29,543.7205
---------------------------------------------------------------------------------------------
J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 16.568252     15.773112       6,981.4724
   01/01/2002    to    12/31/2002                 15.773112     11.600408      10,736.1757
   01/01/2003    to    12/31/2003                 11.600408     15.320972       7,484.8598
---------------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                 10.000000     12.036982      15,636.1949
---------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 14.172145     14.027227      15,626.1220
   01/01/2002    to    12/31/2002                 14.027227     13.828757      62,751.9032
   01/01/2003    to    12/31/2003                 13.828757     16.338684      99,615.6285
---------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT
   05/14/2001    to    12/31/2001                 10.420103     10.644275       2,136.3157
   01/01/2002    to    12/31/2002                 10.644275      7.479024      13,238.7243
   01/01/2003    to    04/25/2003                  7.479024      7.607581      14,382.4574
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 43.048356     41.537310      18,900.4250
   01/01/2002    to    12/31/2002                 41.537310     33.723155      70,045.3609
   01/01/2003    to    12/31/2003                 33.723155     43.713963      94,868.1107
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
(FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   05/14/2001    to    12/31/2001                  7.933381      7.189086      55,033.5410
   01/01/2002    to    12/31/2002                  7.189086      4.971268      73,781.6228
   01/01/2003    to    12/31/2003                  4.971268      6.165467      56,253.5932
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002    to    12/31/2002                  6.419695      4.960683      24,962.9117
   01/01/2003    to    12/31/2003                  4.960683      6.140028      48,737.4223
---------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

0.85% SEPARATE ACCOUNT PRODUCT CHARGES

                                       ACCUMULATION                       NUMBER OF
                                       UNIT VALUE AT    ACCUMULATION    ACCUMULATION
                                       BEGINNING OF     UNIT VALUE AT UNITS OUTSTANDING
                                          PERIOD        END OF PERIOD AT END OF PERIOD
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   05/01/2002    to    12/31/2002        12.592376        10.676785         101.4885
   01/01/2003    to    12/31/2003        10.676785        13.248742         279.6060
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001         9.396214         8.850233       8,630.6140
   01/01/2002    to    12/31/2002         8.850233         6.632971      37,780.6450
   01/01/2003    to    12/31/2003         6.632971         8.925104      69,480.0499
---------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001        16.601676        17.518635      18,520.8167
   01/01/2002    to    12/31/2002        17.518635        15.705725      59,184.8758
   01/01/2003    to    12/31/2003        15.705725        19.602746      70,534.7066
---------------------------------------------------------------------------------------
MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001        14.654073        14.311208       2,035.6172
   01/01/2002    to    12/31/2002        14.311208        11.182992       8,772.3249
   01/01/2003    to    12/31/2003        11.182992        14.224002       8,366.4652
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002         8.558776         7.316175          11.6839
   01/01/2003    to    12/31/2003         7.316175         9.578760           0.0000
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT (CLASS B)
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/14/2001    to    12/31/2001        10.074364        10.189798           9.9262
   01/01/2002    to    12/31/2002        10.189798        10.214310       3,159.4066
   01/01/2003    to    12/31/2003        10.214310        10.171848       5,868.3175
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
(FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
   05/14/2001    to    12/31/2001         9.618067        10.179722          10.3971
   01/01/2002    to    12/31/2002        10.179722        12.228194          10.3971
   01/01/2003    to    12/31/2003        12.228194        14.845215           0.0000
---------------------------------------------------------------------------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
(FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   05/14/2001    to    12/31/2001        14.996403        13.351805         347.7062
   01/01/2002    to    12/31/2002        13.351805        10.168840      10,461.4762
   01/01/2003    to    12/31/2003        10.168840        12.799741      14,900.1856
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002         6.546903         4.562074          15.2744
   01/01/2003    to    12/31/2003         4.562074         6.180843       6,306.8498
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


0.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                             ACCUMULATION                    NUMBER OF
                                             UNIT VALUE AT ACCUMULATION    ACCUMULATION
                                             BEGINNING OF  UNIT VALUE AT UNITS OUTSTANDING
                                                PERIOD     END OF PERIOD AT END OF PERIOD
------------------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
(FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001    to    12/31/2001              11.200363     12.240714       1,670.0291
   01/01/2002    to    12/31/2002              12.240714      8.655674       1,601.8617
   01/01/2003    to    12/31/2003               8.655674     11.779030         376.2504
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002              10.000000      7.845203       2,612.9485
   01/01/2003    to    12/31/2003               7.845203     10.691642      25,868.4065
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2002    to    12/31/2002               9.918679      8.388549       2,531.5231
   01/01/2003    to    12/31/2003               8.388549     10.873980       7,695.1777
------------------------------------------------------------------------------------------
FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
(FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003    to    12/31/2003              10.000000     12.669429       1,451.0316
------------------------------------------------------------------------------------------
MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003              10.000000     11.775123       4,989.4121
------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002              10.000000      8.316609          10.0000
   01/01/2003    to    12/31/2003               8.316609     10.021783               --
------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002              10.000000      9.157000       3,151.6374
   01/01/2003    to    12/31/2003               9.157000     10.598397      38,397.2860
------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2003    to    12/31/2003              10.000000     12.081867      10,393.9907
------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2003    to    12/31/2003               9.148631     11.303072               --
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


CHART 2 - Contracts with the Compounded-Plus Death Benefit and the Additional
          Death Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.25% on an annual basis)



1.25% SEPARATE ACCOUNT PRODUCT CHARGES


                                       ACCUMULATION                      NUMBER OF
                                       UNIT VALUE AT   ACCUMULATION    ACCUMULATION
                                       BEGINNING OF    UNIT VALUE AT UNITS OUTSTANDING
                                          PERIOD       END OF PERIOD AT END OF PERIOD
--------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
   05/14/2001    to    12/31/2001        12.551005       11.193917           7.9675
   01/01/2002    to    12/31/2002        11.193917        8.362174           7.9675
   01/01/2003    to    12/31/2003         8.362174       10.696264               --
--------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
   05/14/2001    to    12/31/2001        11.001105        9.562691           9.0900
   01/01/2002    to    12/31/2002         9.562691        7.963536           9.0900
   01/01/2003    to    12/31/2003         7.963536       10.150337               --
--------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/14/2001    to    12/31/2001        10.033806        8.926643           9.9663
   01/01/2002    to    12/31/2002         8.926643        7.179284           9.9663
   01/01/2003    to    12/31/2003         7.179284        9.374112               --
--------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/14/2001    to    12/31/2001        13.265252       12.959828           7.5385
   01/01/2002    to    12/31/2002        12.959828       10.432313           7.5385
   01/01/2003    to    12/31/2003        10.432313       13.613694               --
--------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001        18.791335       17.157081           5.3216
   01/01/2002    to    12/31/2002        17.157081       12.687910           5.3216
   01/01/2003    to    04/24/2003        12.687910        7.548533         607.2503
--------------------------------------------------------------------------------------
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001        11.988474       10.522944           8.3413
   01/01/2002    to    12/31/2002        10.522944        8.676019           8.3413
   01/01/2003    to    04/25/2003         8.676019        8.433791               --
--------------------------------------------------------------------------------------
J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001        12.960852       13.414802           7.7155
   01/01/2002    to    12/31/2002        13.414802       14.386635           7.7155
   01/01/2003    to    12/31/2003        14.386635       14.741822      17,331.3910
--------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


1.25% SEPARATE ACCOUNT PRODUCT CHARGES


                                                ACCUMULATION                    NUMBER OF
                                                UNIT VALUE AT ACCUMULATION    ACCUMULATION
                                                BEGINNING OF  UNIT VALUE AT UNITS OUTSTANDING
                                                   PERIOD     END OF PERIOD AT END OF PERIOD
---------------------------------------------------------------------------------------------
J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 16.568252     15.733217           6.0356
   01/01/2002    to    12/31/2002                 15.733217     11.524788           6.0356
   01/01/2003    to    12/31/2003                 11.524788     15.160419               --
---------------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                 10.000000     12.004876          19.9598
---------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 14.172145     13.991767       7,637.7268
   01/01/2002    to    12/31/2002                 13.991767     13.738735      13,037.0989
   01/01/2003    to    12/31/2003                 13.738735     16.167575      20,758.8287
---------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 10.420103     10.617352           9.5968
   01/01/2002    to    12/31/2002                 10.617352      7.430246         120.6191
   01/01/2003    to    04/25/2003                  7.430246      7.548533         110.3815
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 43.048356     41.432262         848.2167
   01/01/2002    to    12/31/2002                 41.432262     33.503349       4,669.2430
   01/01/2003    to    12/31/2003                 33.503349     43.255870      14,776.4566
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
(FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   05/14/2001    to    12/31/2001                 13.458643     12.165116       1,174.7379
   01/01/2002    to    12/31/2002                 12.165116      8.378535       4,341.7596
   01/01/2003    to    12/31/2003                  8.378535     10.349774       4,361.1015
---------------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002    to    12/31/2002                 10.848748      8.360698           9.2177
   01/01/2003    to    12/31/2003                  8.360698     10.307096               --
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
(FORMERLY FRANKLIN TEMPLETON MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   05/01/2002    to    12/31/2002                 12.592376     10.648247           7.9413
   01/01/2003    to    12/31/2003                 10.648247     13.160626         733.6193
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                  9.396214      8.827844          10.6426
   01/01/2002    to    12/31/2002                  8.827844      6.589712         275.2971
   01/01/2003    to    12/31/2003                  6.589712      8.831554      12,684.3442
---------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


1.25% SEPARATE ACCOUNT PRODUCT CHARGES


                                       ACCUMULATION                       NUMBER OF
                                       UNIT VALUE AT    ACCUMULATION    ACCUMULATION
                                       BEGINNING OF     UNIT VALUE AT UNITS OUTSTANDING
                                          PERIOD        END OF PERIOD AT END OF PERIOD
---------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001        16.601676        17.474365       2,175.8182
   01/01/2002    to    12/31/2002        17.474365        15.603408       4,320.4906
   01/01/2003    to    12/31/2003        15.603408        19.397356      13,475.2305
---------------------------------------------------------------------------------------
MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001        14.654073        14.274997           6.8240
   01/01/2002    to    12/31/2002        14.274997        11.110077           6.8240
   01/01/2003    to    12/31/2003        11.110077        14.074920               --
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002         8.558776         7.296598          11.6839
   01/01/2003    to    12/31/2003         7.296598         9.515027               --
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT (CLASS B)
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/14/2001    to    12/31/2001        10.074364        10.164030           9.9262
   01/01/2002    to    12/31/2002        10.164030        10.147798           9.9262
   01/01/2003    to    12/31/2003        10.147798        10.065265               --
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
(FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
   05/14/2001    to    12/31/2001         9.618067        10.153993          10.3971
   01/01/2002    to    12/31/2002        10.153993        12.148643          10.3971
   01/01/2003    to    12/31/2003        12.148643        14.689784               --
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002         6.546903         4.549843          15.2744
   01/01/2003    to    12/31/2003         4.549843         6.139698               --
---------------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
(FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001    to    12/31/2001        11.205509        12.209734           7.7977
   01/01/2002    to    12/31/2002        12.209734         8.599225           7.7977
   01/01/2003    to    12/31/2003         8.599225        11.655564               --
---------------------------------------------------------------------------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
(FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   05/14/2001    to    12/31/2001        14.996403        13.318018           6.6683
   01/01/2002    to    12/31/2002        13.318018        10.102531           6.6683
   01/01/2003    to    12/31/2003        10.102531        12.665571         767.5228
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


1.25% SEPARATE ACCOUNT PRODUCT CHARGES


                                             ACCUMULATION                    NUMBER OF
                                             UNIT VALUE AT ACCUMULATION    ACCUMULATION
                                             BEGINNING OF  UNIT VALUE AT UNITS OUTSTANDING
                                                PERIOD     END OF PERIOD AT END OF PERIOD
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002              10.000000      7.824205         10.0000
   01/01/2003    to    12/31/2003               7.824205     10.620527        974.5800
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2002    to    12/31/2002               9.918679      8.366107      1,847.7648
   01/01/2003    to    12/31/2003               8.366107     10.801658      3,093.5405
------------------------------------------------------------------------------------------
FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
(FORMERLY PUTNAM INTERNATIONAL SUB-ACCOUNT (CLASS B))
   05/01/2003    to    12/31/2003              10.000000     12.635643              --
------------------------------------------------------------------------------------------
MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003              10.000000     11.743734              --
------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002              10.000000      8.294351         10.0000
   01/01/2003    to    12/31/2003               8.294351      9.955094              --
------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002              10.000000      9.132516      3,910.6346
   01/01/2003    to    12/31/2003               9.132516     10.527891      4,418.3458
------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2003    to    12/31/2003              10.000000     12.049637              --
------------------------------------------------------------------------------------------
PUTNAM VT GROWTH & INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2003    to    12/31/2003               9.148631     11.272944              --
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)





DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Franklin Templeton Variable Insurance Products Trust (Class 2): Templeton Growth Securities Fund (closed effective May 1, 2002); (b) AIM Variable Insurance Funds ("AIM VI"): AIM VI Capital Appreciation Fund (Series I); and AIM VI International Growth Fund (Series I) (closed effective May 1, 2002): (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class A) (closed effective May 1, 2004); (d) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1,
2003); and (e) Metropolitan Series Fund, Inc.: MFS(R) Investors Trust Series (closed effective May 1, 2003); FI International Stock Portfolio (formerly Putnam International Stock Portfolio) (closed effective December 19, 2003);
T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004).



Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.



Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc. and; Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS




Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



MET INVESTORS SERIES TRUST (CLASS B)



Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:



J.P. MORGAN QUALITY BOND PORTFOLIO



SUBADVISER: J.P. Morgan Investment Management Inc.



INVESTMENT OBJECTIVE: The J.P. Morgan Quality Bond Portfolio seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.



J.P. MORGAN SELECT EQUITY PORTFOLIO



SUBADVISER: J.P. Morgan Investment Management Inc.



INVESTMENT OBJECTIVE: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.



LORD ABBETT AMERICA'S VALUE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett America's Value Portfolio seeks current income and appreciation.



LORD ABBETT BOND DEBENTURE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



LORD ABBETT GROWTH AND INCOME PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.



LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.



LORD ABBETT MID-CAP VALUE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.



MFS(R) RESEARCH INTERNATIONAL PORTFOLIO



SUBADVISER: Massachusetts Financial Services Company



INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.



MONEY MARKET PORTFOLIO



SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.



PIMCO TOTAL RETURN PORTFOLIO



SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO



SUBADVISER: Putnam Investment Management, LLC



INVESTMENT OBJECTIVE: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:



CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO



SUBADVISER: Capital Guardian Trust Company



INVESTMENT OBJECTIVE: The Capital Guardian U.S. Equity Portfolio seeks long-term growth of capital.



DAVIS VENTURE VALUE PORTFOLIO (CLASS E)



SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.



INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



MFS(R) TOTAL RETURN PORTFOLIO



SUBADVISER: Massachusetts Financial Services Company



INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.



MET/PUTNAM VOYAGER PORTFOLIO



SUBADVISER: Putnam Investment Management, LLC



INVESTMENT OBJECTIVE: The Met/Putnam Voyager Portfolio seeks capital appreciation.





PUTNAM VARIABLE TRUST (CLASS IB)



Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:



PUTNAM VT EQUITY INCOME FUND





INVESTMENT OBJECTIVE: The Fund seeks current income.



PUTNAM VT GROWTH AND INCOME FUND





INVESTMENT OBJECTIVE: The Fund seeks capital growth and current income.

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.
6-MONTH EDCA


The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 net purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)/(1/12) /- EDCA Transfer Amount


At the beginning of the 4th month, a second net purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second net purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                     ------Account Values------
   Beg of Amount Allocated Actual EDCA     EDCA      1st Payment   2nd Payment
   Month      to EDCA       Transfer   Account Value   Bucket        Bucket
   -----      -------       --------   -------------   ------        ------
     1         12000          2000         10000        10000
     2                        2000          8095         8095
     3                        2000          6172         6172
     4          6000          3000          9230         3230         6000
     5                        3000          6309          261         6048
     6                        3000          3359            0         3359
     7                        3000           386            0          386
     8                         389             0            0            0
     9                           0             0            0            0
     10                          0             0            0            0
     11                          0             0            0            0
     12                          0             0            0            0
     13                          0             0            0            0
     14                          0             0            0            0
     15                          0             0            0            0

12-MONTH EDCA


The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 net purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)/(1/12)/ - EDCA Transfer Amount


At the beginning of the 6th month, a second net purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second net purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                     ------Account Values------
   Beg of Amount Allocated Actual EDCA     EDCA      1st Payment   2nd Payment
   Month      to EDCA       Transfer   Account Value   Bucket        Bucket
   -----      -------       --------   -------------   ------        ------
     1         24000          2000         22000        22000
     2                        2000         20209        20209
     3                        2000         18401        18401
     4                        2000         16575        16575
     5                        2000         14732        14732
     6         12000          3000         23872        11872         12000
     7                        3000         21801         8985         12096
     8                        3000         18262         6070         12192
     9                        3000         15417         3128         12289
     10                       3000         12545          157         12387
     11                       3000          9645            0          9645
     12                       3000          6722            0          6722
     13                       3000          3776            0          3776
     14                       3000           806            0           806
     15                        812             0            0             0

APPENDIX D





DESCRIPTION OF GMIB



The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.



INCOME BASE. The income base is the greater of (a) or (b) minus (c) below:



(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.



(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



  (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;



 (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:



     (1) The withdrawal adjustment for each partial withdrawal in a contact year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or



     (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.



(c) An amount equal to premium and other taxes.



THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.



OWNERSHIP. While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then the annuitant will deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.



EXERCISING THE GMIB RIDER. When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:



.. A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or



..  A joint survivor life annuity with a 10 year period certain.

TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:



.. The date you elect to receive annuity payments either under the GMIB rider or the contract;



.. The 30th day following the contract anniversary immediately after your 85th birthday;



..  The date you make a complete withdrawal of your account value;



.. Death of the owner or death of the annuitant if a non-natural person owns the contract; or



..  Change of the owner, for any reason, unless we otherwise agree.



MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.



When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                                      AND

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA


                                    CLASS A



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2004, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2004.


SAI 0504 A CA

             TABLE OF CONTENTS                                PAGE



           COMPANY...............................................  3

           EXPERTS...............................................  3

           CUSTODIAN.............................................  3

           LEGAL MATTERS.........................................  3

           DISTRIBUTION..........................................  3
              Reduction or Elimination of the Withdrawal Charge..  4

           CALCULATION OF PERFORMANCE INFORMATION................  5
              Total Return.......................................  5
              Historical Unit Values.............................  5
              Reporting Agencies.................................  5

           ANNUITY PROVISIONS....................................  6
              Variable Annuity...................................  6
              Fixed Annuity......................................  7
              Mortality and Expense Guarantee....................  7
              Legal or Regulatory Restrictions on Transactions...  7

           TAX STATUS OF THE CONTRACTS...........................  7

           CONDENSED FINANCIAL INFORMATION.......................  9

           FINANCIAL STATEMENTS.................................. 16

COMPANY


MetLife Investors was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company, the parent company of MetLife Investors Insurance Company of California. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001.


MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

EXPERTS

The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

CUSTODIAN

MetLife Investors Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

LEGAL MATTERS

Legal matters in connection with the Contracts described in this registration statement have been passed on by Richard C. Pearson, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.

DISTRIBUTION



Information about the distribution of the contracts is contained in the prospectus. (See "Other Information - Distribution of the Contracts.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Delaware corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:



                                        Aggregate Amount of
                    Aggregate Amount of Commissions Retained by
             Fiscal Commissions Paid to Distributor After Payments
             year   Distributor         to Selling Firms
             ------ ------------------- --------------------------
              2001.     $ 2,773,924                 $0
              2002.     $ 6,121,569                 $0
              2003.     $11,225,106                 $0



Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. The following list sets forth the names of selling firms that received additional compensation in 2003 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in the order of the magnitude of their additional compensation. For purposes of such ordering, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).



Edward Jones


A.G. Edwards & Sons, Inc.


Wachovia Securities, LLC


RBC Dain Rauscher, Inc.


Piper Jaffray & Co.


J.J.B. Hilliard, W.L. Lyons, Inc.


Stifel, Nicolaus & Co., Incorporated


Sutro & Co., Inc.



There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF
PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and GMIB rider charge. Premium taxes are not reflected.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)/n /= ERV

Where:

   P  = a hypothetical initial payment of $1,000

   T  = average annual total return

   n  = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GMIB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted.

Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

.. dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

.. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted prorata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT -- The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

 (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

 (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

..  You may not make a transfer from the fixed account to the Separate Account;

.. Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

.. You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.


OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.




REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2003. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.


CHART 3 -  Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.00% on an annual basis)




1.00% SEPARATE ACCOUNT PRODUCT CHARGE



                                       ACCUMULATION                      NUMBER OF
                                       UNIT VALUE AT   ACCUMULATION    ACCUMULATION
                                       BEGINNING OF    UNIT VALUE AT UNITS OUTSTANDING
                                          PERIOD       END OF PERIOD AT END OF PERIOD
--------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
   05/14/2001    to    12/31/2001        12.551005       11.211653          7.9675
   01/01/2002    to    12/31/2002        11.211653        8.396437          7.9675
   01/01/2003    to    12/31/2003         8.396437       10.766938              --
--------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
   05/14/2001    to    12/31/2001        11.001105        9.577854          9.0900
   01/01/2002    to    12/31/2002         9.577854        7.996152          9.0900
   01/01/2003    to    12/31/2003         7.996152       10.217395              --
--------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/14/2001    to    12/31/2001        10.033806        8.940798          9.9663
   01/01/2002    to    12/31/2002         8.940798        7.208702          9.9663
   01/01/2003    to    12/31/2003         7.208702        9.436057              --
--------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/14/2001    to    12/31/2001        13.265252       12.980355          7.5385
   01/01/2002    to    12/31/2002        12.980355       10.475037          7.5385
   01/01/2003    to    12/31/2003        10.475037       13.703613              --
--------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001        18.791335       17.184263          5.3216
   01/01/2002    to    12/31/2002        17.184263       12.739890      1,550.6976
   01/01/2003    to    04/24/2003        12.739890       13.250317              --
--------------------------------------------------------------------------------------
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001        11.988474       10.539643          8.3413
   01/01/2002    to    12/31/2002        10.539643        8.711573          8.3413
   01/01/2003    to    04/25/2003         8.711573        8.474969              --
--------------------------------------------------------------------------------------

1.00% SEPARATE ACCOUNT PRODUCT CHARGE



                                                ACCUMULATION                    NUMBER OF
                                                UNIT VALUE AT ACCUMULATION    ACCUMULATION
                                                BEGINNING OF  UNIT VALUE AT UNITS OUTSTANDING
                                                   PERIOD     END OF PERIOD AT END OF PERIOD
---------------------------------------------------------------------------------------------
J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 12.960852     13.436036          7.7155
   01/01/2002    to    12/31/2002                 13.436036     14.445476          7.7155
   01/01/2003    to    12/31/2003                 14.445476     14.839176        272.3484
---------------------------------------------------------------------------------------------
J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 16.568252     15.758140          6.0356
   01/01/2002    to    12/31/2002                 15.758140     11.571984          6.0356
   01/01/2003    to    12/31/2003                 11.571984     15.260561        144.0100
---------------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                 10.000000     12.024939        184.3410
---------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 14.172145     14.013910        496.4611
   01/01/2002    to    12/31/2002                 14.013910     13.794924      8,344.1590
   01/01/2003    to    12/31/2003                 13.794924     16.274293      8,871.8009
---------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT
   05/14/2001    to    12/31/2001                 10.420103     10.634179              --
   01/01/2002    to    12/31/2002                 10.634179      7.460700      1,097.8610
   01/01/2003    to    04/25/2003                  7.460700      7.585393        798.0072
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 43.048356     41.497891        606.9680
   01/01/2002    to    12/31/2002                 41.497891     33.640569      7,414.8060
   01/01/2003    to    12/31/2003                 33.640569     43.541625      7,184.1028
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
(FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   05/14/2001    to    12/31/2001                 13.458643     12.184389          7.4302
   01/01/2002    to    12/31/2002                 12.184389      8.412857          7.4302
   01/01/2003    to    12/31/2003                  8.412857     10.418174              --
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002    to    12/31/2002                 10.874966      8.394956          9.1954
   01/01/2003    to    12/31/2003                  8.394956     10.375204              --
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   05/01/2002    to    12/31/2002                 12.592376     10.666070      2,794.6291
   01/01/2003    to    12/31/2003                 10.666070     13.215628              --
---------------------------------------------------------------------------------------------

1.00% SEPARATE ACCOUNT PRODUCT CHARGE



                                       ACCUMULATION                       NUMBER OF
                                       UNIT VALUE AT    ACCUMULATION    ACCUMULATION
                                       BEGINNING OF     UNIT VALUE AT UNITS OUTSTANDING
                                          PERIOD        END OF PERIOD AT END OF PERIOD
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001         9.396214         8.841840         10.6426
   01/01/2002    to    12/31/2002         8.841840         6.616730      3,481.1953
   01/01/2003    to    12/31/2003         6.616730         8.889917      6,124.9227
---------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001        16.601676        17.502028        213.4518
   01/01/2002    to    12/31/2002        17.502028        15.667287      3,186.0835
   01/01/2003    to    12/31/2003        15.667287        19.525481      3,692.5731
---------------------------------------------------------------------------------------
MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001        14.654073        14.297617          6.8240
   01/01/2002    to    12/31/2002        14.297617        11.155586          6.8240
   01/01/2003    to    12/31/2003        11.155586        14.167897              --
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002         8.558776         7.308830         11.6839
   01/01/2003    to    12/31/2003         7.308830         9.554814              --
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT (CLASS B)
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/14/2001    to    12/31/2001        10.074364        10.180132          9.9262
   01/01/2002    to    12/31/2002        10.180132        10.189322          9.9262
   01/01/2003    to    12/31/2003        10.189322        10.131745              --
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
(FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
   05/14/2001    to    12/31/2001         9.618067        10.170063         10.3971
   01/01/2002    to    12/31/2002        10.170063        12.198301         10.3971
   01/01/2003    to    12/31/2003        12.198301        14.786746              --
---------------------------------------------------------------------------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
(FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   05/14/2001    to    12/31/2001        14.996403        13.339126          6.6683
   01/01/2002    to    12/31/2002        13.339126        10.143926          6.6683
   01/01/2003    to    12/31/2003        10.143926        12.749258        301.6873
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002         6.546903         4.557481         15.2744
   01/01/2003    to    12/31/2003         4.557481         6.165371              --
---------------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
(FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001    to    12/31/2001        11.202283        12.229092          7.7977
   01/01/2002    to    12/31/2002        12.229092         8.634454          7.7977
   01/01/2003    to    12/31/2003         8.634454        11.732557              --
---------------------------------------------------------------------------------------

1.00% SEPARATE ACCOUNT PRODUCT CHARGE



                                             ACCUMULATION                    NUMBER OF
                                             UNIT VALUE AT ACCUMULATION    ACCUMULATION
                                             BEGINNING OF  UNIT VALUE AT UNITS OUTSTANDING
                                                PERIOD     END OF PERIOD AT END OF PERIOD
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002              10.000000      7.837319         10.0000
   01/01/2003    to    12/31/2003               7.837319     10.664925        366.2269
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2002    to    12/31/2002               9.918679      8.380126         10.0820
   01/01/2003    to    12/31/2003               8.380126     10.846809              --
------------------------------------------------------------------------------------------
FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
(FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003    to    12/31/2003              10.000000     12.656747              --
------------------------------------------------------------------------------------------
MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003              10.000000     11.763340              --
------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002              10.000000      8.308253         10.0000
   01/01/2003    to    12/31/2003               8.308253      9.996717              --
------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002              10.000000      9.147806      2,280.7844
   01/01/2003    to    12/31/2003               9.147806     10.571899      4,451.3258
------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2003    to    12/31/2003              10.000000     12.069767              --
------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2003    to    12/31/2003               9.148631     11.291763              --
------------------------------------------------------------------------------------------

CHART 4 - Contracts with the Standard Death Benefit - Principal Protection and the Additional Death Benefit-Earnings Preservation Benefit (total separate account product charges equal 1.10% on an annual basis)



1.10% SEPARATE ACCOUNT PRODUCT CHARGES





                                               ACCUMULATION                    NUMBER OF
                                               UNIT VALUE AT ACCUMULATION    ACCUMULATION
                                               BEGINNING OF  UNIT VALUE AT UNITS OUTSTANDING
                                                  PERIOD     END OF PERIOD AT END OF PERIOD
--------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
   05/14/2001    to    12/31/2001                12.551005     11.204557        534.8214
   01/01/2002    to    12/31/2002                11.204557      8.382724      1,608.7406
   01/01/2003    to    12/31/2003                 8.382724     10.738624      1,563.6136
--------------------------------------------------------------------------------------------
AIM VI--INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
   05/14/2001    to    12/31/2001                11.001105      9.571780        205.5343
   01/01/2002    to    12/31/2002                 9.571780      7.983084        211.1644
   01/01/2003    to    12/31/2003                 7.983084     10.190500        201.9019
--------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/14/2001    to    12/31/2001                10.033806      8.935139        168.9366
   01/01/2002    to    12/31/2002                 8.935139      7.196923      2,021.3360
   01/01/2003    to    12/31/2003                 7.196923      9.411242      1,947.7661
--------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/14/2001    to    12/31/2001                13.265252     12.972142          7.5385
   01/01/2002    to    12/31/2002                12.972142     10.457929          7.5385
   01/01/2003    to    12/31/2003                10.457929     13.667584              --
--------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                18.791335     17.173380        229.6576
   01/01/2002    to    12/31/2002                17.173380     12.719064        235.8994
   01/01/2003    to    04/24/2003                12.719064     13.224525        230.5778
--------------------------------------------------------------------------------------------
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                11.988474     10.532953        125.4030
   01/01/2002    to    12/31/2002                10.532953      8.697317      2,426.0886
   01/01/2003    to    04/25/2003                 8.697317      8.458458      2,417.7473
--------------------------------------------------------------------------------------------
J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                12.960852     13.427541        509.1270
   01/01/2002    to    12/31/2002                13.427541     14.421914      7,250.4134
   01/01/2003    to    12/31/2003                14.421914     14.800160      5,734.9487
--------------------------------------------------------------------------------------------

1.10% SEPARATE ACCOUNT PRODUCT CHARGE



                                                ACCUMULATION                    NUMBER OF
                                                UNIT VALUE AT ACCUMULATION    ACCUMULATION
                                                BEGINNING OF  UNIT VALUE AT UNITS OUTSTANDING
                                                   PERIOD     END OF PERIOD AT END OF PERIOD
---------------------------------------------------------------------------------------------
J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 16.568252     15.748165           6.0356
   01/01/2002    to    12/31/2002                 15.748165     11.553091         830.8749
   01/01/2003    to    12/31/2003                 11.553091     15.220437         824.8393
---------------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                 10.000000     12.016911         748.8655
---------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 14.172145     14.005054       5,047.8326
   01/01/2002    to    12/31/2002                 14.005054     13.772434      10,023.2548
   01/01/2003    to    12/31/2003                 13.772434     16.231535      17,097.1116
---------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT
   05/14/2001    to    12/31/2001                 10.420103     10.627445          37.5999
   01/01/2002    to    12/31/2002                 10.627445      7.448502         516.3944
   01/01/2003    to    04/25/2003                  7.448502      7.570622         513.0027
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 43.048356     41.471623       3,107.3784
   01/01/2002    to    12/31/2002                 41.471623     33.585611       6,943.1015
   01/01/2003    to    12/31/2003                 33.585611     43.427104      11,028.4618
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
(FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   05/14/2001    to    12/31/2001                 13.458643     12.176678         887.8503
   01/01/2002    to    12/31/2002                 12.176678      8.399113       2,289.1731
   01/01/2003    to    12/31/2003                  8.399113     10.390772       2,228.4727
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002    to    12/31/2002                 10.864476      8.381239           9.2043
   01/01/2003    to    12/31/2003                  8.381239     10.347907               --
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   05/01/2002    to    12/31/2002                 12.592376     10.658936           7.9413
   01/01/2003    to    12/31/2003                 10.658936     13.193597               --
---------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                  9.396214      8.836233         329.7084
   01/01/2002    to    12/31/2002                  8.836233      6.605900       1,768.0673
   01/01/2003    to    12/31/2003                  6.605900      8.866515       3,751.1434
---------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001                 16.601676     17.490951       1,109.6460
   01/01/2002    to    12/31/2002                 17.490951     15.641703       5,236.4681
   01/01/2003    to    12/31/2003                 15.641703     19.474137       6,556.1155
---------------------------------------------------------------------------------------------

1.10% SEPARATE ACCOUNT PRODUCT CHARGE



                                          ACCUMULATION                    NUMBER OF
                                          UNIT VALUE AT ACCUMULATION    ACCUMULATION
                                          BEGINNING OF  UNIT VALUE AT UNITS OUTSTANDING
                                             PERIOD     END OF PERIOD AT END OF PERIOD
---------------------------------------------------------------------------------------
MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/14/2001    to    12/31/2001           14.654073     14.288562        244.8157
   01/01/2002    to    12/31/2002           14.288562     11.137359      2,316.9296
   01/01/2003    to    12/31/2003           11.137359     14.130628      2,306.3521
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002            8.558776      7.303933         11.6839
   01/01/2003    to    12/31/2003            7.303933      9.538885      2,799.5043
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT (CLASS B)
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/14/2001    to    12/31/2001           10.074364     10.173687          9.9262
   01/01/2002    to    12/31/2002           10.173687     10.172686        129.5907
   01/01/2003    to    12/31/2003           10.172686     10.105101        117.9652
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
(FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
   05/14/2001    to    12/31/2001            9.618067     10.163622         10.3971
   01/01/2002    to    12/31/2002           10.163622     12.178399         10.3971
   01/01/2003    to    12/31/2003           12.178399     14.747867              --
---------------------------------------------------------------------------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
(FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   05/14/2001    to    12/31/2001           14.996403     13.330682          6.6683
   01/01/2002    to    12/31/2002           13.330682     10.127350        716.5032
   01/01/2003    to    12/31/2003           10.127350     12.715722        666.7862
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002            6.546903      4.554424         15.2744
   01/01/2003    to    12/31/2003            4.554424      6.155084              --
---------------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
(FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001    to    12/31/2001           11.203574     12.221351        113.7885
   01/01/2002    to    12/31/2002           12.221351      8.620347        347.9164
   01/01/2003    to    12/31/2003            8.620347     11.701703        337.4188
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002           10.000000      7.832076         10.0000
   01/01/2003    to    12/31/2003            7.832076     10.647156      4,649.3177
---------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2002    to    12/31/2002            9.918679      8.374517        259.3773
   01/01/2003    to    12/31/2003            8.374517     10.828724      7,756.5568
---------------------------------------------------------------------------------------

1.10% SEPARATE ACCOUNT PRODUCT CHARGE



                                             ACCUMULATION                    NUMBER OF
                                             UNIT VALUE AT ACCUMULATION    ACCUMULATION
                                             BEGINNING OF  UNIT VALUE AT UNITS OUTSTANDING
                                                PERIOD     END OF PERIOD AT END OF PERIOD
------------------------------------------------------------------------------------------
FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
(FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003    to    12/31/2003              10.000000     12.648299              --
------------------------------------------------------------------------------------------
MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003              10.000000     11.755493      1,239.0094
------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002              10.000000      8.302694         10.0000
   01/01/2003    to    12/31/2003               8.302694      9.980045              --
------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002              10.000000      9.141689        182.3820
   01/01/2003    to    12/31/2003               9.141689     10.554268      1,739.6732
------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2003    to    12/31/2003              10.000000     12.061714      3,974.7433
------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2003    to    12/31/2003               9.148631     11.284229      1,662.9163
------------------------------------------------------------------------------------------



DISCONTINUED INVESTMENT PORTFOLIOS. See Appendix A "Condensed Financial Information - Discontinued Investment Portfolios" in the prospectus.


FINANCIAL STATEMENTS


The financial statements of the Separate Account and the Company are included herein.


The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders of
MetLife Investors Insurance Company of California and
Contract Owners of MetLife Investors Variable Annuity Account Five

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account Five (the Separate Account) of MetLife Investors Insurance Company of California as of December 31, 2003, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account Five of MetLife Investors Insurance Company of California as of December 31, 2003, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 15, 2004

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets:
  Investments at market value:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio                     2,539,801 shares $  61,996,540
    Lord Abbett Growth & Income Portfolio B                   1,634,321 shares    39,697,653
    Lord Abbett Bond Debenture Portfolio                        962,457 shares    11,587,985
    Lord Abbett Bond Debenture Portfolio B                    1,694,290 shares    20,280,649
    Lord Abbett Growth Opportunity Portfolio                    187,118 shares     1,730,844
    Lord Abbett Growth Opportunity Portfolio B                  203,186 shares     1,861,189
    Lord Abbett Mid-Cap Value Portfolio                         288,079 shares     5,127,802
    Lord Abbett Mid-Cap Value Portfolio B                       453,145 shares     8,020,674
    Lord Abbett America's Value Portfolio B                      45,375 shares       535,880
    JP Morgan Quality Bond Portfolio                            566,236 shares     6,709,897
    JP Morgan Quality Bond Portfolio B                          411,349 shares     4,845,689
    JP Morgan Select Equity Portfolio                           875,535 shares    11,031,741
    JP Morgan Select Equity Portfolio B                          49,266 shares       617,793
    JP Morgan Small Cap Stock Portfolio                         482,400 shares     5,750,203
    Met/Putnam Capital Opportunities Portfolio B                 33,575 shares       397,532
    Met/Putnam Research Portfolio B                             300,950 shares     2,398,574
    Oppenheimer Capital Appreciation Portfolio B              1,570,503 shares    13,019,468
    PIMCO Inflation Protected Bond Portfolio B                  999,536 shares    10,285,226
    PIMCO Money Market Portfolio B                            9,898,893 shares     9,898,893
    Janus Aggressive Growth Portfolio B                         775,602 shares     5,421,457
    PIMCO Total Return Bond Portfolio B                       1,941,969 shares    22,410,317
    PIMCO Innovation Portfolio B                                197,830 shares       947,606
    T Rowe Price Mid Cap Growth Portfolio B                   1,308,206 shares     8,294,027
    MFS Research International Portfolio                        498,682 shares     4,892,066
    MFS Research International Portfolio B                      443,825 shares     4,345,046
    AIM Small Cap Growth Portfolio B                            468,613 shares     5,609,294
    AIM Mid Cap Core Equity Portfolio B                         352,057 shares     4,326,776
    Harris Oakmark International Portfolio B                    549,000 shares     6,500,156
    Third Avenue Small Cap Value Portfolio B                    643,652 shares     7,472,804
   Russell Insurance Funds (Russell):
    Multi-Style Equity Fund                                     362,063 shares     4,185,443
    Aggressive Equity Fund                                       70,161 shares       945,073
    Non-US Fund                                                 215,136 shares     2,099,724
    Core Bond Fund                                              343,658 shares     3,598,100
    Real Estate Securities Fund                                  29,111 shares       399,116
   AIM Variable Insurance Funds, Inc. (AIM):
    Premier Equity Fund                                         191,244 shares     3,868,858
    Premier Equity Fund B                                        19,616 shares       395,062
    Capital Appreciation Fund                                   123,981 shares     2,638,320
    Capital Appreciation Fund B                                   5,458 shares       115,485
    International Growth Fund                                    25,517 shares       409,288
    International Growth Fund B                                   3,437 shares        54,851
   Alliance Variable Products Series Fund, Inc. (Alliance):
    Premier Growth Portfolio                                    108,251 shares     2,336,062
    Premier Growth Portfolio B                                  360,817 shares     7,696,230
    Bernstein Real Estate Investment Portfolio                   55,735 shares       870,581

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets, continued:
  Investments at market value, continued:
   Alliance Variable Products Series Fund, Inc. (Alliance), continued:
    Bernstein Real Estate Investment Portfolio B                         218,391 shares $   3,395,980
    Bernstein Small Cap Portfolio B                                       16,902 shares       244,404
    Bernstein Value Portfolio B                                            5,952 shares        66,429
   Liberty Variable Investment Trust (Liberty):
    Newport Tiger Fund, Variable Series                                   38,122 shares        79,293
   Goldman Sachs Variable Insurance Trust (Goldman Sachs):
    Growth & Income Fund                                                  20,890 shares       208,898
    International Equity Fund                                             25,688 shares       243,264
   Scudder Variable Series II (Scudder II):
    Dreman High Return Equity Portfolio                                        - shares             -
    Small Cap Growth Portfolio                                            17,651 shares       200,159
    Dreman Small Cap Value Portfolio                                      24,639 shares       395,699
    Government Securities Portfolio                                       57,313 shares       719,278
   MFS Variable Insurance Trust (MFS):
    Bond Series                                                                - shares             -
    Research Series                                                       50,556 shares       674,918
    Research Series B                                                      3,198 shares        42,533
    Emerging Growth Series                                                33,790 shares       524,084
    Emerging Growth Series B                                               1,835 shares        28,280
    High Income Series                                                    48,202 shares       480,578
    High Income Series B                                                 320,968 shares     3,180,793
    Strategic Income Series                                               14,101 shares       155,388
    Strategic Income Series B                                             61,835 shares       674,623
    Investors Trust Series                                                89,212 shares     1,457,728
    Investors Trust Series B                                             100,828 shares     1,639,463
    New Discovery Series                                                  28,117 shares       392,520
    New Discovery Series B                                               274,025 shares     3,795,242
   Metropolitan Life Series Funds, Inc. (MetLife):
    Davis Venture Value A                                                  2,973 shares        75,139
    Davis Venture Value E                                                659,093 shares    16,595,950
    Harris Oakmark Focused Value B                                        52,419 shares    11,593,620
    Jennison Growth B                                                    725,112 shares     7,229,366
    MFS Investors Trust Series B                                         543,286 shares     4,476,673
    MFS Total Return Series A                                              2,659 shares       367,266
    MFS Total Return Series B                                              9,081 shares     1,243,493
    Capital Guardian U.S. Equity Series A                                 12,390 shares       133,938
    Capital Guardian U.S. Equity Series B                                116,624 shares     1,257,204
    Met/Putnam Voyager Portfolio B                                        31,128 shares       140,075
    MFS Research B                                                             - shares             -
    Putnam International Stock B                                         141,610 shares     1,382,116
    SSR Money Market Portfolio                                            17,640 shares     1,763,963
    Stock Index Portfolio B                                              219,277 shares     6,315,181
   Oppenheimer Variable Account Funds (Oppenheimer):
    Capital Appreciation Fund                                             10,178 shares       353,163
    Main Street Growth & Income Fund                                      20,626 shares       396,027
    High Income Fund                                                      29,171 shares       251,164
    Bond Fund                                                             88,874 shares     1,014,944

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets, continued:
  Investments at market value, continued:
   Oppenheimer Variable Account Funds (Oppenheimer), continued:
    Strategic Bond Fund                                                  27,033 shares $     136,515
   Putnam Variable Trust (Putnam):
    Growth & Income Fund                                                 60,746 shares     1,420,857
    Growth & Income Fund B                                               23,491 shares       546,400
    New Value Fund                                                        6,867 shares        98,479
    New Value Fund B                                                      4,207 shares        60,037
    Vista Fund                                                           44,089 shares       466,463
    Vista Fund B                                                          2,458 shares        25,758
    International Growth Fund                                           101,280 shares     1,308,543
    International Equity B                                              348,336 shares     4,476,123
    International New Opportunities Fund                                 17,344 shares       193,557
    International New Opportunities Fund B                                3,275 shares        36,387
    Equity Income B                                                      24,750 shares       298,979
   Franklin Templeton Variable Insurance Products Trust (Templeton):
    Global Income Securities Fund                                         4,125 shares        64,107
    Global Income Securities Fund B                                         594 shares         9,166
    Franklin Small Cap Fund                                              29,678 shares       522,341
    Franklin Small Cap Fund B                                            43,940 shares       765,868
    Growth Securities Fund                                               21,875 shares       247,404
    Growth Securities Fund B                                             12,158 shares       136,051
    Foreign Securities Fund                                              63,932 shares       790,841
    Foreign Securities Fund B                                            82,456 shares     1,009,256
    Developing Markets Securities Fund                                   61,018 shares       435,668
    Developing Markets Securities Fund B                                314,740 shares     2,231,509
    Mutual Shares Securities Fund                                        24,005 shares       360,079
    Mutual Shares Securities Fund B                                     106,458 shares     1,585,154
    Franklin Large Cap Growth Securities Fund                            42,656 shares       597,606
    Franklin Large Cap Growth Securities Fund B                          23,236 shares       322,284
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
    Growth Portfolio                                                      2,676 shares        83,049
    Growth Portfolio B                                                   32,614 shares     1,001,898
    Contrafund Portfolio                                                  1,819 shares        42,073
    Growth Opportunities Portfolio                                          944 shares        14,230
    Growth & Income Portfolio                                             4,627 shares        61,357
    Equity-Income Portfolio                                                 340 shares         7,883
    Equity-Income Portfolio B                                            10,288 shares       236,214
    High Income Portfolio B                                               8,894 shares        61,101
   American Century Variable Portfolios, Inc. (American Century):
    Income & Growth Fund                                                981,588 shares     6,449,034
    International Fund                                                   16,137 shares       103,762
    Value Fund                                                          226,183 shares     1,761,966
   Dreyfus Variable Investment Fund (Dreyfus):
    Stock Index Fund                                                      3,083 shares        87,608
    Stock Index Fund B                                                   15,844 shares       449,977
    Disciplined Stock Portfolio                                           1,066 shares        20,949
    Disciplined Stock Portfolio B                                         1,995 shares        39,162
    Capital Appreciation Portfolio                                        5,214 shares       179,476

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets, continued:
  Investments at market value, continued:
   Dreyfus Variable Investment Fund (Dreyfus), continued:
    Capital Appreciation Portfolio B                         53,922 shares $   1,850,067
   INVESCO Variable Investment Funds, Inc. (INVESCO):
    Dynamics Fund                                           212,666 shares     2,503,080
    High Yield Fund                                          26,833 shares       212,783
   PIMCO Variable Insurance Trust (PIMCO):
    High Yield Portfolio                                     69,422 shares       568,569
    Low Duration Portfolio                                   51,738 shares       531,352
    StocksPLUS Growth & Income Portfolio                     22,482 shares       208,185
    Total Return Portfolio                                  294,913 shares     3,055,302
   Scudder I Variable Life Investment Fund (Scudder I):
    International Portfolio                                  11,666 shares        96,360
    International Portfolio B                               108,768 shares       896,244
                                                                           -------------
      Total assets                                                         $ 427,481,923
                                                                           =============

 Sub-account liabilities:
   Due to/(from) general account, net:
    Met Investors Lord Abbett Growth & Income Portfolio          $          (7)
    Met Investors Lord Abbett Growth & Income Portfolio B                  260
    Met Investors Lord Abbett Bond Debenture Portfolio                      36
    Met Investors Lord Abbett Bond Debenture Portfolio B                   288
    Met Investors Lord Abbett Growth Opportunity Portfolio                  31
    Met Investors Lord Abbett Growth Opportunity Portfolio B               220
    Met Investors Lord Abbett Mid-Cap Value Portfolio                       38
    Met Investors Lord Abbett Mid-Cap Value Portfolio B                     93
    Met Investors Lord Abbett America's Value Portfolio B                  139
    Met Investors JP Morgan Quality Bond Portfolio                          23
    Met Investors JP Morgan Quality Bond Portfolio B                       169
    Met Investors JP Morgan Select Equity Portfolio                         37
    Met Investors JP Morgan Select Equity Portfolio B                      174
    Met Investors JP Morgan Small Cap Stock Portfolio                        7
    Met Investors Met/Putnam Capital Opportunities Portfolio B             178
    Met Investors Met/Putnam Research Portfolio B                          352
    Met Investors Oppenheimer Capital Appreciation Portfolio B             263
    Met Investors PIMCO Inflation Protected Bond Portfolio B               282
    Met Investors PIMCO Money Market Portfolio B                        (1,890)
    Met Investors Janus Aggressive Growth Portfolio B                      497
    Met Investors PIMCO Total Return Bond Portfolio B                      240
    Met Investors PIMCO Innovation Portfolio B                             352
    Met Investors T Rowe Price Mid Cap Growth Portfolio B                  399
    Met Investors MFS Research International Portfolio                      28
    Met Investors MFS Research International Portfolio B                   443
    Met Investors AIM Small Cap Growth Portfolio B                         421
    Met Investors AIM Mid Cap Core Equity Portfolio B                      492
    Met Investors Harris Oakmark International Portfolio B                 433
    Met Investors Third Avenue Small Cap Value Portfolio B                 311
    Russell Multi-Style Equity Fund                                         (2)

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2003

   Sub-account liabilities, continued:
     Due to/(from) general account, net, continued:
      Russell Aggressive Equity Fund                          $           -
      Russell Non-US Fund                                                (1)
      Russell Core Bond Fund                                             (1)
      Russell Real Estate Securities Fund                                31
      AIM Premier Equity Fund                                           234
      AIM Premier Equity Fund B                                         175
      AIM Capital Appreciation Fund                                     145
      AIM Capital Appreciation Fund B                                    41
      AIM International Growth Fund                                     119
      AIM International Growth Fund B                                    54
      Alliance Premier Growth Portfolio                                  (1)
      Alliance Premier Growth Portfolio B                                (2)
      Alliance Bernstein Real Estate Investment Portfolio                 -
      Alliance Bernstein Real Estate Investment Portfolio B              67
      Alliance Bernstein Small Cap Portfolio B                           42
      Alliance Bernstein Value Portfolio B                               83
      Liberty Newport Tiger Fund, Variable Series                        15
      Goldman Sachs Growth & Income Fund                                 67
      Goldman Sachs International Equity Fund                            33
      Scudder II Dreman High Return Equity Portfolio                      -
      Scudder II Small Cap Growth Portfolio                             107
      Scudder II Dreman Small Cap Value Portfolio                       100
      Scudder II Government Securities Portfolio                        129
      MFS Bond Series                                                     -
      MFS Research Series                                                 -
      MFS Research Series B                                              49
      MFS Emerging Growth Series                                         40
      MFS Emerging Growth Series B                                      125
      MFS High Income Series                                             37
      MFS High Income Series B                                          100
      MFS Strategic Income Series                                        12
      MFS Strategic Income Series B                                      89
      MFS Investors Trust Series                                         (1)
      MFS Investors Trust Series B                                      106
      MFS New Discovery Series                                           30
      MFS New Discovery Series B                                         41
      MetLife Davis Venture Value A                                      21
      MetLife Davis Venture Value E                                     333
      MetLife Harris Oakmark Focused Value B                            175
      MetLife Jennison Growth B                                         405
      MetLife MFS Investors Trust Series B                               30
      MetLife MFS Total Return Series A                                  93
      MetLife MFS Total Return Series B                                 163
      MetLife Capital Guardian U.S. Equity Series A                      33
      MetLife Capital Guardian U.S. Equity Series B                     174
      MetLife Met/Putnam Voyager Portfolio B                            118
      MetLife MFS Research B                                              -
      MetLife Putnam International Stock B                              111

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2003

   Sub-account liabilities, continued:
     Due to/(from) general account, net, continued:
      MetLife SSR Money Market Portfolio                      $      (1,236)
      MetLife Stock Index Portfolio B                                   356
      Oppenheimer Capital Appreciation Fund                              14
      Oppenheimer Main Street Growth & Income Fund                       30
      Oppenheimer High Income Fund                                       19
      Oppenheimer Bond Fund                                               -
      Oppenheimer Strategic Bond Fund                                    26
      Putnam Growth & Income Fund                                        (1)
      Putnam Growth & Income Fund B                                     130
      Putnam New Value Fund                                              34
      Putnam New Value Fund B                                           121
      Putnam Vista Fund                                                  36
      Putnam Vista Fund B                                                83
      Putnam International Growth Fund                                    -
      Putnam International Equity B                                      41
      Putnam International New Opportunities Fund                         -
      Putnam International New Opportunities Fund B                     100
      Putnam Equity Income B                                            107
      Templeton Global Income Securities Fund                            49
      Templeton Global Income Securities Fund B                           4
      Templeton Franklin Small Cap Fund                                  48
      Templeton Franklin Small Cap Fund B                                77
      Templeton Growth Securities Fund                                   46
      Templeton Growth Securities Fund B                                121
      Templeton Foreign Securities Fund                                  47
      Templeton Foreign Securities Fund B                                97
      Templeton Developing Markets Securities Fund                       33
      Templeton Developing Markets Securities Fund B                    101
      Templeton Mutual Shares Securities Fund                            14
      Templeton Mutual Shares Securities Fund B                         174
      Templeton Franklin Large Cap Growth Securities Fund                78
      Templeton Franklin Large Cap Growth Securities Fund B             205
      Fidelity Growth Portfolio                                          41
      Fidelity Growth Portfolio B                                       101
      Fidelity Contrafund Portfolio                                       2
      Fidelity Growth Opportunities Portfolio                            20
      Fidelity Growth & Income Portfolio                                 37
      Fidelity Equity-Income Portfolio                                   40
      Fidelity Equity-Income Portfolio B                                112
      Fidelity High Income Portfolio B                                  105
      American Century Income & Growth Fund                              (4)
      American Century International Fund                                77
      American Century Value Fund                                        91
      Dreyfus Stock Index Fund                                            3
      Dreyfus Stock Index Fund B                                         27
      Dreyfus Disciplined Stock Portfolio                                13
      Dreyfus Disciplined Stock Portfolio B                              34
      Dreyfus Capital Appreciation Portfolio                              7

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2003

 Sub-account liabilities, continued:
   Due to/(from) general account, net, continued:
    Dreyfus Capital Appreciation Portfolio B                     $          86
    INVESCO Dynamics Fund                                                  114
    INVESCO High Yield Fund                                                174
    PIMCO High Yield Portfolio                                          (3,173)
    PIMCO Low Duration Portfolio                                           (36)
    PIMCO StocksPLUS Growth & Income Portfolio                              70
    PIMCO Total Return Portfolio                                        (5,339)
    Scudder I International Portfolio                                       33
    Scudder I International Portfolio B                                    108
                                                                 -------------
       Total liabilities                                         $       1,725
                                                                 =============

 Sub-account net assets:
   Accumulation units:
    Met Investors Lord Abbett Growth & Income Portfolio          $  61,609,235
    Met Investors Lord Abbett Growth & Income Portfolio B           39,661,983
    Met Investors Lord Abbett Bond Debenture Portfolio              11,573,839
    Met Investors Lord Abbett Bond Debenture Portfolio B            20,277,251
    Met Investors Lord Abbett Growth Opportunity Portfolio           1,727,836
    Met Investors Lord Abbett Growth Opportunity Portfolio B         1,854,820
    Met Investors Lord Abbett Mid-Cap Value Portfolio                5,125,524
    Met Investors Lord Abbett Mid-Cap Value Portfolio B              8,016,459
    Met Investors Lord Abbett America's Value Portfolio B              535,741
    Met Investors JP Morgan Quality Bond Portfolio                   6,647,894
    Met Investors JP Morgan Quality Bond Portfolio B                 4,845,520
    Met Investors JP Morgan Select Equity Portfolio                 10,998,004
    Met Investors JP Morgan Select Equity Portfolio B                  617,619
    Met Investors JP Morgan Small Cap Stock Portfolio                5,747,375
    Met Investors Met/Putnam Capital Opportunities Portfolio B         397,354
    Met Investors Met/Putnam Research Portfolio B                    2,398,222
    Met Investors Oppenheimer Capital Appreciation Portfolio B      13,019,205
    Met Investors PIMCO Inflation Protected Bond Portfolio B        10,284,944
    Met Investors PIMCO Money Market Portfolio B                     9,900,783
    Met Investors Janus Aggressive Growth Portfolio B                5,420,960
    Met Investors PIMCO Total Return Bond Portfolio B               22,410,077
    Met Investors PIMCO Innovation Portfolio B                         947,254
    Met Investors T Rowe Price Mid Cap Growth Portfolio B            8,293,628
    Met Investors MFS Research International Portfolio               4,873,042
    Met Investors MFS Research International Portfolio B             4,344,603
    Met Investors AIM Small Cap Growth Portfolio B                   5,608,873
    Met Investors AIM Mid Cap Core Equity Portfolio B                4,326,284
    Met Investors Harris Oakmark International Portfolio B           6,499,723
    Met Investors Third Avenue Small Cap Value Portfolio B           7,472,493
    Russell Multi-Style Equity Fund                                  4,124,850
    Russell Aggressive Equity Fund                                     932,619
    Russell Non-US Fund                                              2,062,880
    Russell Core Bond Fund                                           3,520,897

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2003

    Sub-account net assets, continued:
      Accumulation units, continued:
       Russell Real Estate Securities Fund                     $     381,853
       AIM Premier Equity Fund                                     3,867,763
       AIM Premier Equity Fund B                                     394,887
       AIM Capital Appreciation Fund                               2,635,283
       AIM Capital Appreciation Fund B                               115,444
       AIM International Growth Fund                                 409,169
       AIM International Growth Fund B                                54,797
       Alliance Premier Growth Portfolio                           2,336,063
       Alliance Premier Growth Portfolio B                         7,696,232
       Alliance Bernstein Real Estate Investment Portfolio           870,581
       Alliance Bernstein Real Estate Investment Portfolio B       3,395,913
       Alliance Bernstein Small Cap Portfolio B                      244,362
       Alliance Bernstein Value Portfolio B                           66,346
       Liberty Newport Tiger Fund, Variable Series                    79,278
       Goldman Sachs Growth & Income Fund                            208,831
       Goldman Sachs International Equity Fund                       243,231
       Scudder II Dreman High Return Equity Portfolio                      -
       Scudder II Small Cap Growth Portfolio                         200,052
       Scudder II Dreman Small Cap Value Portfolio                   395,599
       Scudder II Government Securities Portfolio                    604,878
       MFS Bond Series                                                     -
       MFS Research Series                                           674,918
       MFS Research Series B                                          42,484
       MFS Emerging Growth Series                                    524,044
       MFS Emerging Growth Series B                                   28,155
       MFS High Income Series                                        480,541
       MFS High Income Series B                                    3,180,693
       MFS Strategic Income Series                                   155,376
       MFS Strategic Income Series B                                 674,534
       MFS Investors Trust Series                                  1,457,729
       MFS Investors Trust Series B                                1,639,357
       MFS New Discovery Series                                      392,490
       MFS New Discovery Series B                                  3,795,201
       MetLife Davis Venture Value A                                  75,118
       MetLife Davis Venture Value E                              16,595,617
       MetLife Harris Oakmark Focused Value B                     11,593,445
       MetLife Jennison Growth B                                   7,228,961
       MetLife MFS Investors Trust Series B                        4,476,643
       MetLife MFS Total Return Series A                             367,173
       MetLife MFS Total Return Series B                           1,243,330
       MetLife Capital Guardian U.S. Equity Series A                 133,905
       MetLife Capital Guardian U.S. Equity Series B               1,257,030
       MetLife Met/Putnam Voyager Portfolio B                        139,957
       MetLife MFS Research B                                              -
       MetLife Putnam International Stock B                        1,382,005
       MetLife SSR Money Market Portfolio                          1,672,627
       MetLife Stock Index Portfolio B                             6,314,825
       Oppenheimer Capital Appreciation Fund                         353,149

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2003

    Sub-account net assets, continued:
      Accumulation units, continued:
       Oppenheimer Main Street Growth & Income Fund            $     395,997
       Oppenheimer High Income Fund                                  251,145
       Oppenheimer Bond Fund                                       1,014,944
       Oppenheimer Strategic Bond Fund                               136,489
       Putnam Growth & Income Fund                                 1,420,858
       Putnam Growth & Income Fund B                                 546,270
       Putnam New Value Fund                                          98,445
       Putnam New Value Fund B                                        59,916
       Putnam Vista Fund                                             466,427
       Putnam Vista Fund B                                            25,675
       Putnam International Growth Fund                            1,308,543
       Putnam International Equity B                               4,476,082
       Putnam International New Opportunities Fund                   193,557
       Putnam International New Opportunities Fund B                  36,287
       Putnam Equity Income B                                        298,872
       Templeton Global Income Securities Fund                        64,058
       Templeton Global Income Securities Fund B                       9,162
       Templeton Franklin Small Cap Fund                             522,293
       Templeton Franklin Small Cap Fund B                           765,791
       Templeton Growth Securities Fund                              242,668
       Templeton Growth Securities Fund B                            135,930
       Templeton Foreign Securities Fund                             790,794
       Templeton Foreign Securities Fund B                         1,009,159
       Templeton Developing Markets Securities Fund                  435,635
       Templeton Developing Markets Securities Fund B              2,231,408
       Templeton Mutual Shares Securities Fund                       360,065
       Templeton Mutual Shares Securities Fund B                   1,584,980
       Templeton Franklin Large Cap Growth Securities Fund           597,528
       Templeton Franklin Large Cap Growth Securities Fund B         322,079
       Fidelity Growth Portfolio                                      83,008
       Fidelity Growth Portfolio B                                 1,001,797
       Fidelity Contrafund Portfolio                                  42,071
       Fidelity Growth Opportunities Portfolio                        14,210
       Fidelity Growth & Income Portfolio                             61,320
       Fidelity Equity-Income Portfolio                                7,843
       Fidelity Equity-Income Portfolio B                            236,102
       Fidelity High Income Portfolio B                               60,996
       American Century Income & Growth Fund                       6,449,038
       American Century International Fund                           103,685
       American Century Value Fund                                 1,761,875
       Dreyfus Stock Index Fund                                       87,605
       Dreyfus Stock Index Fund B                                    449,950
       Dreyfus Disciplined Stock Portfolio                            20,936
       Dreyfus Disciplined Stock Portfolio B                          39,128
       Dreyfus Capital Appreciation Portfolio                        179,469
       Dreyfus Capital Appreciation Portfolio B                    1,849,981
       INVESCO Dynamics Fund                                       2,502,966
       INVESCO High Yield Fund                                       212,609

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2003

  Sub-account net assets, continued:
    Accumulation units, continued:
     PIMCO High Yield Portfolio                                 $     571,742
     PIMCO Low Duration Portfolio                                     531,388
     PIMCO StocksPLUS Growth & Income Portfolio                       208,115
     PIMCO Total Return Portfolio                                   3,060,641
     Scudder I International Portfolio                                 96,327
     Scudder I International Portfolio B                              896,136
                                                                -------------
        Net accumulation assets                                 $ 426,487,655
                                                                -------------

    Annuitization units:
     Met Investors Lord Abbett Growth & Income Portfolio        $     387,312
     Met Investors Lord Abbett Growth & Income Portfolio B             35,410
     Met Investors Lord Abbett Bond Debenture Portfolio                14,110
     Met Investors Lord Abbett Bond Debenture Portfolio B               3,110
     Met Investors Lord Abbett Growth Opportunity Portfolio             2,977
     Met Investors Lord Abbett Growth Opportunity Portfolio B           6,149
     Met Investors Lord Abbett Mid-Cap Value Portfolio                  2,240
     Met Investors Lord Abbett Mid-Cap Value Portfolio B                4,122
     Met Investors JP Morgan Quality Bond Portfolio                    61,980
     Met Investors JP Morgan Select Equity Portfolio                   33,700
     Met Investors JP Morgan Small Cap Stock Portfolio                  2,821
     Met Investors MFS Research International Portfolio                18,996
     Russell Multi-Style Equity Fund                                   60,595
     Russell Aggressive Equity Fund                                    12,454
     Russell Non-US Fund                                               36,845
     Russell Core Bond Fund                                            77,204
     Russell Real Estate Securities Fund                               17,232
     AIM Premier Equity Fund                                              861
     AIM Capital Appreciation Fund                                      2,892
     Scudder II Government Securities Portfolio                       114,271
     MetLife SSR Money Market Portfolio                                92,572
     Templeton Growth Securities Fund                                   4,690
                                                                -------------
        Net annuitization assets                                      992,543
                                                                -------------
        Total net assets                                        $ 427,480,198
                                                                =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                Met Investors
                                                  --------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett   Lord Abbett
                                                     Growth &       Growth &         Bond           Bond       Developing
                                                      Income         Income        Debenture      Debenture      Growth
                                                     Portfolio     Portfolio B     Portfolio     Portfolio B  Portfolio (a)
                                                  --------------  -------------  -------------  ------------- -------------
Income:
  Dividends                                       $      484,003        195,490        187,545        304,562             -
                                                  --------------  -------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                             635,529        305,769        135,623        150,892         4,818
  Administrative fee                                      75,694         61,126         15,976         29,105           577
                                                  --------------  -------------  -------------  ------------- -------------
    Total expenses                                       711,223        366,895        151,599        179,997         5,395
                                                  --------------  -------------  -------------  ------------- -------------
    Net investment income (loss)                        (227,220)      (171,405)        35,946        124,565        (5,395)
                                                  --------------  -------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (315,037)       (67,917)       (60,848)        55,229      (682,529)
  Realized gain distributions                                  -              -              -              -             -
                                                  --------------  -------------  -------------  ------------- -------------
    Net realized gain (loss)                            (315,037)       (67,917)       (60,848)        55,229      (682,529)
                                                  --------------  -------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)      14,823,958      7,227,664      1,819,393      1,636,024       690,391
                                                  --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $   14,281,701      6,988,342      1,794,491      1,815,818         2,467
                                                  ==============  =============  =============  ============= =============

                                                  ------------------------------
                                                    Lord Abbett    Lord Abbett
                                                    Developing       Growth
                                                      Growth       Opportunity
                                                  Portfolio B (a)   Portfolio
                                                  --------------- -------------
Income:
  Dividends                                                    -              -
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                               1,041         12,616
  Administrative fee                                         298          2,658
                                                   -------------  -------------
    Total expenses                                         1,339         15,274
                                                   -------------  -------------
    Net investment income (loss)                          (1,339)       (15,274)
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (71,062)        18,814
  Realized gain distributions                                  -              -
                                                   -------------  -------------
    Net realized gain (loss)                             (71,062)        18,814
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)          75,255        394,407
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            2,854        397,947
                                                   =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003


                                                                                                 Met Investors
                                                  ----------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    Lord Abbett     Lord Abbett     JP Morgan
                                                      Growth         Mid-Cap        Mid-Cap        America's      Enhanced
                                                    Opportunity       Value          Value           Value          Index
                                                    Portfolio B     Portfolio     Portfolio B   Portfolio B (b) Portfolio (a)
                                                  --------------  -------------  -------------  --------------- -------------
Income:
  Dividends                                       $            -         30,481         40,544           8,165        199,905
                                                  --------------  -------------  -------------   -------------  -------------
Expenses:
  Mortality and expense risk                              13,291         54,428         58,972           1,385         53,106
  Administrative fee                                       3,261          6,348         13,478             310          6,353
                                                  --------------  -------------  -------------   -------------  -------------
    Total expenses                                        16,552         60,776         72,450           1,695         59,459
                                                  --------------  -------------  -------------   -------------  -------------
    Net investment income (loss)                         (16,552)       (30,295)       (31,906)          6,470        140,446
                                                  --------------  -------------  -------------   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (8,380)        36,075        (24,143)            394     (6,668,012)
  Realized gain distributions                                  -         74,820        116,520           4,198              -
                                                  --------------  -------------  -------------   -------------  -------------
    Net realized gain (loss)                              (8,380)       110,895         92,377           4,592     (6,668,012)
                                                  --------------  -------------  -------------   -------------  -------------
Change in unrealized appreciation (depreciation)         426,875        916,436      1,313,408          37,186      6,830,892
                                                  --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      401,943        997,036      1,373,879          48,248        303,326
                                                  ==============  =============  =============   =============  =============

                                                  ------------------------------
                                                     JP Morgan      JP Morgan
                                                     Enhanced     International
                                                       Index         Equity
                                                  Portfolio B (a) Portfolio (a)
                                                  --------------- -------------
Income:
  Dividends                                                4,477         35,547
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                               1,204         16,574
  Administrative fee                                         352          1,978
                                                   -------------  -------------
    Total expenses                                         1,556         18,552
                                                   -------------  -------------
    Net investment income (loss)                           2,921         16,995
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (86,724)    (3,204,051)
  Realized gain distributions                                  -              -
                                                   -------------  -------------
    Net realized gain (loss)                             (86,724)    (3,204,051)
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)          92,465      2,988,768
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            8,662       (198,288)
                                                   =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.
(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003


                                                                                                Met Investors
                                                  ---------------------------------------------------------------------------
                                                     JP Morgan      JP Morgan      JP Morgan      JP Morgan      JP Morgan
                                                   International     Quality        Quality        Select         Select
                                                      Equity          Bond           Bond          Equity         Equity
                                                  Portfolio B (a)   Portfolio     Portfolio B     Portfolio     Portfolio B
                                                  --------------- -------------  -------------  -------------  -------------
Income:
  Dividends                                       $          419        269,579        191,224         59,119          2,286
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 166         94,328         44,310        124,118          5,628
  Administrative fee                                          64         11,295          9,545         14,850          1,325
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                           230        105,623         53,855        138,968          6,953
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                             189        163,956        137,369        (79,849)        (4,667)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (11,383)       164,269         14,545       (568,394)       (14,681)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             (11,383)       164,269         14,545       (568,394)       (14,681)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)           8,803       (146,382)       (72,365)     3,404,551        168,116
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       (2,391)       181,843         79,549      2,756,308        148,768
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                    JP Morgan     Met/Putnam
                                                    Small Cap       Capital
                                                      Stock      Opportunities
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             64,226          3,539
  Administrative fee                                      7,675            835
                                                  -------------  -------------
    Total expenses                                       71,901          4,374
                                                  -------------  -------------
    Net investment income (loss)                        (71,901)        (4,374)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (258,357)        (3,742)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (258,357)        (3,742)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      1,563,694         92,368
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       1,233,436         84,252
                                                  =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                Met Investors
                                                  ----------------------------------------------------------------------------
                                                                   Oppenheimer        PIMCO          PIMCO          Janus
                                                    Met/Putnam       Capital        Inflation        Money       Aggressive
                                                     Research      Appreciation  Protected Bond     Market         Growth
                                                    Portfolio B    Portfolio B   Portfolio B (b)  Portfolio B    Portfolio B
                                                  --------------  -------------  --------------- -------------  -------------
Income:
  Dividends                                       $            -              -          28,761         35,960              -
                                                  --------------  -------------   -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              18,601         92,508          51,156        135,718         38,786
  Administrative fee                                       3,098         15,986           8,743         22,447          6,621
                                                  --------------  -------------   -------------  -------------  -------------
    Total expenses                                        21,699        108,494          59,899        158,165         45,407
                                                  --------------  -------------   -------------  -------------  -------------
    Net investment income (loss)                         (21,699)      (108,494)        (31,138)      (122,205)       (45,407)
                                                  --------------  -------------   -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (810)         5,834          (2,559)            (5)        29,184
  Realized gain distributions                                  -              -         187,244              -              -
                                                  --------------  -------------   -------------  -------------  -------------
    Net realized gain (loss)                                (810)         5,834         184,685             (5)        29,184
                                                  --------------  -------------   -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         312,262      1,797,647          28,988              -        764,842
                                                  --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      289,753      1,694,987         182,535       (122,210)       748,619
                                                  ==============  =============   =============  =============  =============

                                                  -----------------------------
                                                      PIMCO
                                                   Total Return      PIMCO
                                                       Bond       Innovation
                                                   Portfolio B    Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                             233,345              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            201,483          9,127
  Administrative fee                                     35,286          1,436
                                                  -------------  -------------
    Total expenses                                      236,769         10,563
                                                  -------------  -------------
    Net investment income (loss)                         (3,424)       (10,563)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            96,675         23,139
  Realized gain distributions                           201,174              -
                                                  -------------  -------------
    Net realized gain (loss)                            297,849         23,139
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         46,621        217,532
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         341,046        230,108
                                                  =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003


                                                                                               Met Investors
                                                  -------------------------------------------------------------------------------
                                                   T Rowe Price          MFS            MFS            AIM              AIM
                                                     Mid Cap          Research       Research       Small Cap         Mid Cap
                                                      Growth        International  International     Growth         Core Equity
                                                   Portfolio B      Portfolio (c)   Portfolio B    Portfolio B      Portfolio B
                                                  --------------    -------------  -------------  -------------    -------------
Income:
  Dividends                                       $            -           21,658         22,427              -           32,467
                                                  --------------    -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                              56,879           34,937         34,379         45,402           31,138
  Administrative fee                                       9,726            7,617          5,874          7,622            5,386
                                                  --------------    -------------  -------------  -------------    -------------
    Total expenses                                        66,605           42,554         40,253         53,024           36,524
                                                  --------------    -------------  -------------  -------------    -------------
    Net investment income (loss)                         (66,605)         (20,896)       (17,826)       (53,024)          (4,057)
                                                  --------------    -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             22,773           70,571           (392)         3,675            6,480
  Realized gain distributions                                  -                -              -              -                -
                                                  --------------    -------------  -------------  -------------    -------------
    Net realized gain (loss)                              22,773           70,571           (392)         3,675            6,480
                                                  --------------    -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)       1,265,069        1,216,204        798,391      1,031,439          556,478
                                                  --------------    -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $    1,221,237        1,265,879        780,173        982,090          558,901
                                                  ==============    =============  =============  =============    =============

                                                  ------------------------
                                                     Harris       Third Ave
                                                     Oakmark      Small Cap
                                                  International     Value
                                                   Portfolio B   Portfolio B
                                                  ------------- -------------
Income:
  Dividends                                              48,912        16,387
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                             40,093        47,631
  Administrative fee                                      6,904         8,058
                                                  ------------- -------------
    Total expenses                                       46,997        55,689
                                                  ------------- -------------
    Net investment income (loss)                          1,915       (39,302)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            14,288        75,738
  Realized gain distributions                            15,728        42,242
                                                  ------------- -------------
    Net realized gain (loss)                             30,016       117,980
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)      1,095,804     1,174,473
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                       1,127,735     1,253,151
                                                  ============= =============

(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                       GACC                                       Russell
                                                  --------------  ----------------------------------------------------------

                                                      Money        Multi-Style     Aggressive                      Core
                                                      Market         Equity          Equity         Non-US         Bond
                                                     Fund (a)         Fund            Fund           Fund          Fund
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $       10,658         27,215            809         46,941        128,091
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              13,209         45,980          9,993         21,696         44,618
  Administrative fee                                       1,738          5,727          1,242          2,701          5,567
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        14,947         51,707         11,235         24,397         50,185
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (4,289)       (24,492)       (10,426)        22,544         77,906
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (15,883)      (171,833)       (11,471)       (75,980)        15,965
  Realized gain distributions                                  -              -              -              -         67,581
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             (15,883)      (171,833)       (11,471)       (75,980)        83,546
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          17,426      1,095,689        318,570        629,639          1,995
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       (2,746)       899,364        296,673        576,203        163,447
                                                  ==============  =============  =============  =============  =============

                                                                     AIM
                                                  ---------------------------
                                                      Real
                                                     Estate        Premier
                                                   Securities      Equity
                                                      Fund          Fund
                                                  ------------- -------------
Income:
  Dividends                                              17,925        10,782
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                              4,233        44,853
  Administrative fee                                        524         5,467
                                                  ------------- -------------
    Total expenses                                        4,757        50,320
                                                  ------------- -------------
    Net investment income (loss)                         13,168       (39,538)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             6,534      (424,028)
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                              6,534      (424,028)
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)         84,237     1,236,860
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                         103,939       773,294
                                                  ============= =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                                                      AIM
                                                  --------------------------------------------------------------------------
                                                      Premier        Capital        Capital     International  International
                                                      Equity       Appreciation   Appreciation     Growth         Growth
                                                      Fund B           Fund          Fund B         Fund          Fund B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $          850              -              -          1,969            167
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               2,415         29,651            618          4,824            484
  Administrative fee                                         778          3,704            132            630             77
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         3,193         33,355            750          5,454            561
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (2,343)       (33,355)          (750)        (3,485)          (394)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                757       (285,834)            98        (38,519)           178
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                 757       (285,834)            98        (38,519)           178
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          73,923        911,645         15,239        137,039         10,003
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       72,337        592,456         14,587         95,035          9,787
                                                  ==============  =============  =============  =============  =============

                                                            Alliance
                                                  ----------------------------
                                                     Premier        Premier
                                                     Growth         Growth
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             28,054         67,475
  Administrative fee                                      3,501         13,515
                                                  -------------  -------------
    Total expenses                                       31,555         80,990
                                                  -------------  -------------
    Net investment income (loss)                        (31,555)       (80,990)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (242,531)        (2,746)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (242,531)        (2,746)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        715,644      1,163,243
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         441,558      1,079,507
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                                           Alliance                             Liberty
                                                  ---------------------------------------------------------  -------------
                                                    Bernstein      Bernstein     Bernstein                      Newport
                                                   Real Estate    Real Estate      Small        Bernstein     Tiger Fund,
                                                   Investment     Investment        Cap           Value        Variable
                                                    Portfolio     Portfolio B   Portfolio B    Portfolio B      Series
                                                  -------------- ------------- -------------  -------------  -------------
Income:
  Dividends                                       $       20,774        52,914           914            402             13
                                                  -------------- ------------- -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               9,637        27,741         2,196            697            805
  Administrative fee                                       1,202         5,581           469            132             95
                                                  -------------- ------------- -------------  -------------  -------------
    Total expenses                                        10,839        33,322         2,665            829            900
                                                  -------------- ------------- -------------  -------------  -------------
    Net investment income (loss)                           9,935        19,592        (1,751)          (427)          (887)
                                                  -------------- ------------- -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund Shares             24,491         8,999         2,073            180         (1,976)
  Realized gain distributions                                  -             -         2,423              -              -
                                                  -------------- ------------- -------------  -------------  -------------
    Net realized gain (loss)                              24,491         8,999         4,496            180         (1,976)
                                                  -------------- ------------- -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         210,749       706,143        64,825         13,782         25,370
                                                  -------------- ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      245,175       734,734        67,570         13,535         22,507
                                                  ============== ============= =============  =============  =============

                                                          Goldman Sachs
                                                  ----------------------------
                                                      Growth
                                                        &        International
                                                      Income        Equity
                                                       Fund          Fund
                                                  -------------  -------------
Income:
  Dividends                                               2,462          8,820
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              2,308          2,654
  Administrative fee                                        270            330
                                                  -------------  -------------
    Total expenses                                        2,578          2,984
                                                  -------------  -------------
    Net investment income (loss)                           (116)         5,836
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund Shares            (2,334)        (6,824)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             (2,334)        (6,824)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         41,009         65,268
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          38,559         64,280
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                                          Scudder II
                                                  ----------------------------------------------------------  --------------
                                                     Dreman          Small         Dreman
                                                   High Return        Cap         Small Cap      Government
                                                     Equity         Growth          Value        Securities        Bond
                                                    Portfolio      Portfolio      Portfolio      Portfolio        Series
                                                  -------------- -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            2             -          4,164         21,819              8
                                                  -------------- -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                   -         2,276          4,582          9,742              -
  Administrative fee                                           -           274            613          1,190              -
                                                  -------------- -------------  -------------  -------------  -------------
    Total expenses                                             -         2,550          5,195         10,932              -
                                                  -------------- -------------  -------------  -------------  -------------
    Net investment income (loss)                               2        (2,550)        (1,031)        10,887              8
                                                  -------------- -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -        (6,785)         4,530         11,431              9
  Realized gain distributions                                  -             -          5,590         13,337              -
                                                  -------------- -------------  -------------  -------------  -------------
    Net realized gain (loss)                                   -        (6,785)        10,120         24,768              9
                                                  -------------- -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)              11        57,741        111,303        (29,485)           (12)
                                                  -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $           13        48,406        120,392          6,170              5
                                                  ============== =============  =============  =============  =============

                                                        MFS
                                                  -----------------------------


                                                     Research       Research
                                                      Series        Series B
                                                  -------------  -------------
Income:
  Dividends                                               4,244            157
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              7,986            438
  Administrative fee                                        995             97
                                                  -------------  -------------
    Total expenses                                        8,981            535
                                                  -------------  -------------
    Net investment income (loss)                         (4,737)          (378)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (55,105)          (150)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (55,105)          (150)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        191,949          8,464
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         132,107          7,936
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                   MFS
                                                  -------------------------------------------------------------------------
                                                     Emerging        Emerging         High          High        Strategic
                                                      Growth          Growth         Income        Income        Income
                                                      Series         Series B        Series       Series B       Series
                                                  --------------  -------------  -------------  ------------- -------------
Income:
  Dividends                                       $            -              -         17,670         72,092         4,211
                                                  --------------  -------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                               6,558            185          5,487         26,707         1,267
  Administrative fee                                         814             26            678          5,440           161
                                                  --------------  -------------  -------------  ------------- -------------
    Total expenses                                         7,372            211          6,165         32,147         1,428
                                                  --------------  -------------  -------------  ------------- -------------
    Net investment income (loss)                          (7,372)          (211)        11,505         39,945         2,783
                                                  --------------  -------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (123,171)            73         (5,139)         1,863           721
  Realized gain distributions                                  -              -              -              -             -
                                                  --------------  -------------  -------------  ------------- -------------
    Net realized gain (loss)                            (123,171)            73         (5,139)         1,863           721
                                                  --------------  -------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)         259,241          2,856         59,095        281,843         4,799
                                                  --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $      128,698          2,718         65,461        323,651         8,303
                                                  ==============  =============  =============  ============= =============

                                                  ----------------------------
                                                    Strategic     Investors
                                                     Income         Trust
                                                    Series B       Series
                                                  ------------- -------------
Income:
  Dividends                                              15,494         8,821
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                              4,733        16,754
  Administrative fee                                        985         2,093
                                                  ------------- -------------
    Total expenses                                        5,718        18,847
                                                  ------------- -------------
    Net investment income (loss)                          9,776       (10,026)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               309       (89,269)
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                309       (89,269)
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)         20,445       344,769
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                          30,530       245,474
                                                  ============= =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003


                                                                       MFS
                                                  --------------------------------------------  --------------

                                                     Investors         New            New           Davis
                                                       Trust        Discovery      Discovery       Venture
                                                     Series B        Series        Series B      Value A (b)
                                                  --------------  -------------  -------------  -------------
Income:
  Dividends                                       $        6,734              -              -              -
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              19,147          4,417         34,289              3
  Administrative fee                                       3,784            546          6,842              -
                                                  --------------  -------------  -------------  -------------
    Total expenses                                        22,931          4,963         41,131              3
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                         (16,197)        (4,963)       (41,131)            (3)
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (16,886)        (9,326)          (892)             -
  Realized gain distributions                                  -              -              -              -
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                             (16,886)        (9,326)          (892)             -
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         306,406        112,547        812,031              1
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      273,323         98,258        770,008             (2)
                                                  ==============  =============  =============  =============

                                                              MetLife
                                                  --------------------------------------------
                                                                    Harris
                                                      Davis         Oakmark        Jennison
                                                     Venture        Focused         Growth
                                                     Value E        Value B           B
                                                  -------------  -------------  -------------
Income:
  Dividends                                              18,773          2,763          5,076
                                                  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                            115,380         87,200         54,110
  Administrative fee                                     20,071         14,654          9,066
                                                  -------------  -------------  -------------
    Total expenses                                      135,451        101,854         63,176
                                                  -------------  -------------  -------------
    Net investment income (loss)                       (116,678)       (99,091)       (58,100)
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            18,612         15,116         68,771
  Realized gain distributions                                 -              -              -
                                                  -------------  -------------  -------------
    Net realized gain (loss)                             18,612         15,116         68,771
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)      2,573,049      1,960,773        952,676
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       2,474,983      1,876,798        963,347
                                                  =============  =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                   MetLife
                                                  ---------------------------------------------------------------------------
                                                        MFS            MFS            MFS          Capital        Capital
                                                     Investors        Total          Total         Guardian      Guardian
                                                       Trust          Return         Return      U.S. Equity    U.S. Equity
                                                     Series B      Series A (b)     Series B     Series A (b)    Series B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $        5,093              -          8,947              -          3,619
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              31,629             13          9,345              4          8,334
  Administrative fee                                       6,414              -          2,226              -          1,844
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        38,043             13         11,571              4         10,178
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                         (32,950)           (13)        (2,624)            (4)        (6,559)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              2,769              -         34,313              -         39,786
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                               2,769              -         34,313              -         39,786
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         586,550            560        114,969              -        226,163
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      556,369            547        146,658             (4)       259,390
                                                  ==============  =============  =============  =============  =============

                                                  ------------------------------

                                                    Met/Putnam
                                                      Voyager          MFS
                                                  Portfolio B (b) Research B (b)
                                                  --------------- --------------
Income:
  Dividends                                                    -              -
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                                 508              1
  Administrative fee                                         105              -
                                                   -------------  -------------
    Total expenses                                           613              1
                                                   -------------  -------------
    Net investment income (loss)                            (613)            (1)
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                835             36
  Realized gain distributions                                  -              -
                                                   -------------  -------------
    Net realized gain (loss)                                 835             36
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)           9,419              -
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            9,641             35
                                                   =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003


                                                                     MetLife
                                                  --------------------------------------------  --------------

                                                      Putnam        SSR Money        Stock         Capital
                                                   International     Market          Index       Appreciation
                                                    Stock B (b)   Portfolio (c)   Portfolio B        Fund
                                                  --------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -         10,958         44,340          1,193
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               4,575         18,656         48,998          3,893
  Administrative fee                                         905          4,056          8,147            465
                                                  --------------  -------------  -------------  -------------
    Total expenses                                         5,480         22,712         57,145          4,358
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                          (5,480)       (11,754)       (12,805)        (3,165)
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              1,471             43         33,104        (17,986)
  Realized gain distributions                                  -              -              -              -
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                               1,471             43         33,104        (17,986)
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         147,117              -        843,342        101,545
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      143,108        (11,711)       863,641         80,394
                                                  ==============  =============  =============  =============

                                                            Oppenheimer
                                                  --------------------------------------------
                                                   Main Street
                                                    Growth &          High
                                                     Income          Income          Bond
                                                      Fund            Fund           Fund
                                                  -------------  -------------  -------------
Income:
  Dividends                                               3,388         15,518         59,502
                                                  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              4,504          2,952         13,152
  Administrative fee                                        537            352          1,578
                                                  -------------  -------------  -------------
    Total expenses                                        5,041          3,304         14,730
                                                  -------------  -------------  -------------
    Net investment income (loss)                         (1,653)        12,214         44,772
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (21,543)        (7,153)        (2,021)
  Realized gain distributions                                 -              -              -
                                                  -------------  -------------  -------------
    Net realized gain (loss)                            (21,543)        (7,153)        (2,021)
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)        102,394         41,655         10,924
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          79,198         46,716         53,675
                                                  =============  =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.
(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                   Oppenheimer                                            Putnam
                                                  -------------- -----------------------------------------------------------
                                                    Strategic       Growth &       Growth &         New            New
                                                      Bond           Income         Income         Value          Value
                                                      Fund            Fund          Fund B         Fund           Fund B
                                                  -------------- -------------  -------------  -------------  -------------
Income:
  Dividends                                       $        7,450        27,844          6,458          1,322            757
                                                  -------------- -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               1,513        16,617          4,692          1,076            653
  Administrative fee                                         178         2,077            990            132            122
                                                  -------------- -------------  -------------  -------------  -------------
    Total expenses                                         1,691        18,694          5,682          1,208            775
                                                  -------------- -------------  -------------  -------------  -------------
    Net investment income (loss)                           5,759         9,150            776            114            (18)
                                                  -------------- -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                148       (93,868)        (1,116)          (552)         1,719
  Realized gain distributions                                  -             -              -              -              -
                                                  -------------- -------------  -------------  -------------  -------------
    Net realized gain (loss)                                 148       (93,868)        (1,116)          (552)         1,719
                                                  -------------- -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          12,444       390,162         95,071         24,609         16,302
                                                  -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       18,351       305,444         94,731         24,171         18,003
                                                  ============== =============  =============  =============  =============

                                                  -----------------------------

                                                      Vista          Vista
                                                      Fund           Fund B
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              5,339            411
  Administrative fee                                        660             74
                                                  -------------  -------------
    Total expenses                                        5,999            485
                                                  -------------  -------------
    Net investment income (loss)                         (5,999)          (485)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (50,361)           893
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (50,361)           893
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        174,183          8,108
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         117,823          8,516
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003


                                                                                    Putnam
                                                  --------------------------------------------------------------------------
                                                                                 International  International
                                                   International                      New            New
                                                      Growth      International  Opportunities  Opportunities     Equity
                                                       Fund         Equity B         Fund          Fund B      Income B (b)
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $       13,450         26,365          1,024             89            945
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              15,197         43,380          2,195            402            696
  Administrative fee                                       1,893          8,725            273             69            170
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        17,090         52,105          2,468            471            866
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (3,640)       (25,740)        (1,444)          (382)            79
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (113,613)        16,004        (18,757)            72            259
  Realized gain distributions                                  -              -              -              -            338
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                            (113,613)        16,004        (18,757)            72            597
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         408,062        969,639         69,991          9,129         24,817
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      290,809        959,903         49,790          8,819         25,493
                                                  ==============  =============  =============  =============  =============

                                                           Templeton
                                                  ---------------------------
                                                     Global         Global
                                                     Income         Income
                                                   Securities     Securities
                                                      Fund          Fund B
                                                  ------------- -------------
Income:
  Dividends                                               4,555         1,437
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                746           175
  Administrative fee                                         83            39
                                                  ------------- -------------
    Total expenses                                          829           214
                                                  ------------- -------------
    Net investment income (loss)                          3,726         1,223
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               439         2,045
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                439         2,045
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)          7,067          (654)
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                          11,232         2,614
                                                  ============= =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003


                                                                                                  Templeton
                                                  ---------------------------------------------------------------------------
                                                     Franklin        Franklin
                                                      Small           Small          Growth         Growth        Foreign
                                                       Cap             Cap         Securities     Securities     Securities
                                                       Fund           Fund B          Fund          Fund B          Fund
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -              -          3,565          1,799         12,260
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               5,767          4,979          2,606          1,286          8,209
  Administrative fee                                         685          1,066            272            291            972
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         6,452          6,045          2,878          1,577          9,181
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (6,452)        (6,045)           687            222          3,079
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (51,990)         3,671        (29,193)        (1,063)       (70,442)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             (51,990)         3,671        (29,193)        (1,063)       (70,442)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         199,864        143,077         85,648         33,854        248,666
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      141,422        140,703         57,142         33,013        181,303
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                                   Developing
                                                     Foreign        Markets
                                                    Securities     Securities
                                                      Fund B          Fund
                                                  -------------  -------------
Income:
  Dividends                                               6,588          4,917
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              4,824          4,480
  Administrative fee                                      1,150            534
                                                  -------------  -------------
    Total expenses                                        5,974          5,014
                                                  -------------  -------------
    Net investment income (loss)                            614            (97)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (2,155)        (1,668)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             (2,155)        (1,668)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        145,855        155,692
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         144,314        153,927
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                                                   Templeton
                                                  --------------------------------------------------------------------------
                                                    Developing        Mutual         Mutual     Franklin Large Franklin Large
                                                     Markets          Shares         Shares       Cap Growth     Cap Growth
                                                    Securities      Securities     Securities     Securities     Securities
                                                      Fund B           Fund          Fund B          Fund          Fund B
                                                  --------------  -------------  -------------  -------------- --------------
Income:
  Dividends                                       $       15,708          3,520         12,412          4,398          1,985
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              17,819          3,963         15,958          7,122          2,286
  Administrative fee                                       3,451            474          3,046            808            652
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        21,270          4,437         19,004          7,930          2,938
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (5,562)          (917)        (6,592)        (3,532)          (953)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             10,217         (7,175)        (6,550)       (75,195)          (480)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                              10,217         (7,175)        (6,550)       (75,195)          (480)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         638,632         74,804        284,453        210,323         68,258
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      643,287         66,712        271,311        131,596         66,825
                                                  ==============  =============  =============  =============  =============

                                                            Fidelity
                                                  ----------------------------


                                                     Growth         Growth
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                                 216            251
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                952          5,879
  Administrative fee                                        109          1,159
                                                  -------------  -------------
    Total expenses                                        1,061          7,038
                                                  -------------  -------------
    Net investment income (loss)                           (845)        (6,787)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (11,722)         1,725
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (11,722)         1,725
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         32,428        136,825
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          19,861        131,763
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003


                                                                                          Fidelity
                                                  ---------------------------------------------------------------------------
                                                                     Growth        Growth &        Equity-        Equity-
                                                    Contrafund    Opportunities     Income         Income         Income
                                                    Portfolio       Portfolio      Portfolio      Portfolio     Portfolio B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $          178            100            662            121          2,283
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 489            163            709             89          2,141
  Administrative fee                                          58             22             81              9            391
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                           547            185            790             98          2,532
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                            (369)           (85)          (128)            23           (249)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (434)          (594)        (1,232)          (109)        (1,356)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                (434)          (594)        (1,232)          (109)        (1,356)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          10,366          3,965         12,742          1,871         45,054
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        9,563          3,286         11,382          1,785         43,449
                                                  ==============  =============  =============  =============  =============

                                                                American Century
                                                  ------------------------------
                                                      High          Income &
                                                     Income          Growth
                                                   Portfolio B        Fund
                                                  ------------- ----------------
Income:
  Dividends                                               1,548         59,719
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                559         69,168
  Administrative fee                                        101          9,972
                                                  -------------  -------------
    Total expenses                                          660         79,140
                                                  -------------  -------------
    Net investment income (loss)                            888        (19,421)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               185         (1,891)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                185         (1,891)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)          8,526      1,393,403
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           9,599      1,372,091
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                         American Century                                         Dreyfus
                                                  -----------------------------  --------------------------------------------
                                                                                     Stock          Stock       Disciplined
                                                   International      Value          Index          Index          Stock
                                                       Fund           Fund           Fund           Fund B       Portfolio
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $          638         16,187          1,180          5,700            160
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               1,175         20,301            996          5,997            268
  Administrative fee                                         171          2,978            119          1,154             36
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         1,346         23,279          1,115          7,151            304
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                            (708)        (7,092)            65         (1,451)          (144)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (1,653)        (8,731)        (1,661)           859         (1,183)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                              (1,653)        (8,731)        (1,661)           859         (1,183)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          22,284        394,768         20,706        119,406          5,640
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       19,923        378,945         19,110        118,814          4,313
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                   Disciplined      Capital
                                                      Stock       Appreciation
                                                   Portfolio B     Portfolio
                                                  -------------  -------------
Income:
  Dividends                                                 241          2,282
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                404          2,013
  Administrative fee                                         81            241
                                                  -------------  -------------
    Total expenses                                          485          2,254
                                                  -------------  -------------
    Net investment income (loss)                           (244)            28
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (160)        (4,826)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                               (160)        (4,826)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)          7,351         33,092
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           6,947         28,294
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003

                                                     Dreyfus                 Invesco
                                                  --------------  ----------------------------  -------------

                                                     Capital                         High           High
                                                   Appreciation      Dynamics        Yield          Yield
                                                   Portfolio B         Fund          Fund         Portfolio
                                                  --------------  -------------  -------------  -------------
Income:
  Dividends                                       $       19,796              -         12,166         24,226
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              20,147         27,462          2,787          4,417
  Administrative fee                                       3,833          3,952            386            561
                                                  --------------  -------------  -------------  -------------
    Total expenses                                        23,980         31,414          3,173          4,978
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                          (4,184)       (31,414)         8,993         19,248
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (2,275)        (8,459)        (7,309)         2,058
  Realized gain distributions                                  -              -              -              -
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                              (2,275)        (8,459)        (7,309)         2,058
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         296,238        695,466         40,982         34,754
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      289,779        655,593         42,666         56,060
                                                  ==============  =============  =============  =============

                                                              PIMCO
                                                  ------------------------------------------
                                                                 StocksPLUS
                                                       Low        Growth &        Total
                                                    Duration       Income        Return
                                                    Portfolio    Portfolio      Portfolio
                                                  ------------- ------------- -------------
Income:
  Dividends                                               8,153         3,540        87,380
                                                  ------------- ------------- -------------
Expenses:
  Mortality and expense risk                              6,190         1,890        40,431
  Administrative fee                                        843           229         5,894
                                                  ------------- ------------- -------------
    Total expenses                                        7,033         2,119        46,325
                                                  ------------- ------------- -------------
    Net investment income (loss)                          1,120         1,421        41,055
                                                  ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             1,032           204        12,858
  Realized gain distributions                               604             -        23,845
                                                  ------------- ------------- -------------
    Net realized gain (loss)                              1,636           204        36,703
                                                  ------------- ------------- -------------
Change in unrealized appreciation (depreciation)            293        38,547        27,258
                                                  ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                           3,049        40,172       105,016
                                                  ============= ============= =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2003


                                      Scudder I
                            -----------------------------


                             International  International
                               Portfolio     Portfolio B       Total
                            --------------  -------------  -------------
Income:
 Dividends                  $          626          3,733      3,529,489
                            --------------  -------------  -------------
Expenses:
 Mortality and expense
   risk                              1,036          9,325      3,928,746
 Administrative fee                    120          1,775        619,408
                            --------------  -------------  -------------
    Total expenses                   1,156         11,100      4,548,154
                            --------------  -------------  -------------
    Net investment
     income (loss)                    (530)        (7,367)    (1,018,665)
                            --------------  -------------  -------------
Net realized gain (loss)
 on investments:
 Realized gain (loss) on
   sale of fund shares              (3,784)          (641)   (13,281,471)
 Realized gain
   distributions                         -              -        755,644
                            --------------  -------------  -------------
    Net realized gain
     (loss)                         (3,784)          (641)   (12,525,827)
                            --------------  -------------  -------------
Change in unrealized
 appreciation
 (depreciation)                     24,218        195,136     80,450,470
                            --------------  -------------  -------------
    Net increase
     (decrease) in net
     assets
     from operations        $       19,904        187,128     66,905,978
                            ==============  =============  =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                   Met Investors
                                                     ---------------------------------------------------------------------------
                                                       Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                        Growth &       Growth &         Bond           Bond        Developing
                                                         Income         Income        Debenture      Debenture       Growth
                                                        Portfolio     Portfolio B     Portfolio     Portfolio B   Portfolio (a)
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     (227,220)      (171,405)        35,946        124,565         (5,395)
  Net realized gain (loss)                                 (315,037)       (67,917)       (60,848)        55,229       (682,529)
  Change in unrealized appreciation (depreciation)       14,823,958      7,227,664      1,819,393      1,636,024        690,391
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          14,281,701      6,988,342      1,794,491      1,815,818          2,467
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -         (1,188)             -         (1,489)           (50)
  Payments received from contract owners                    107,160     11,279,333         10,290      9,372,625            220
  Transfers between sub-accounts (including fixed
   account), net                                         14,352,640      7,435,445        559,269      3,629,649     (1,274,633)
  Transfers for contract benefits and terminations       (5,971,110)    (1,045,632)      (959,398)      (430,247)       (25,775)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                8,488,690     17,667,958       (389,839)    12,570,538     (1,300,238)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                22,770,391     24,656,300      1,404,652     14,386,356     (1,297,771)
Net assets at beginning of period                        39,226,156     15,041,093     10,183,297      5,894,005      1,297,771
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $   61,996,547     39,697,393     11,587,949     20,280,361              -
                                                     ==============  =============  =============  =============  =============

                                                     ------------------------------
                                                       Lord Abbett    Lord Abbett
                                                       Developing       Growth
                                                         Growth       Opportunity
                                                     Portfolio B (a)   Portfolio
                                                     --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               (1,339)       (15,274)
  Net realized gain (loss)                                  (71,062)        18,814
  Change in unrealized appreciation (depreciation)           75,255        394,407
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               2,854        397,947
                                                      -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (611)          (171)
  Payments received from contract owners                        738            460
  Transfers between sub-accounts (including fixed
   account), net                                           (319,628)     1,327,291
  Transfers for contract benefits and terminations           (6,072)       (90,259)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (325,573)     1,237,321
                                                      -------------  -------------
    Net increase (decrease) in net assets                  (322,719)     1,635,268
Net assets at beginning of period                           322,719         95,545
                                                      -------------  -------------
Net assets at end of period                                       -      1,730,813
                                                      =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Met Investors
                                                     ----------------------------------------------------------------------------
                                                       Lord Abbett    Lord Abbett    Lord Abbett     Lord Abbett     JP Morgan
                                                         Growth         Mid-Cap        Mid-Cap        America's      Enhanced
                                                       Opportunity       Value          Value           Value          Index
                                                       Portfolio B     Portfolio     Portfolio B   Portfolio B (b) Portfolio (a)
                                                     --------------  -------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (16,552)       (30,295)       (31,906)          6,470        140,446
  Net realized gain (loss)                                   (8,380)       110,895         92,377           4,592     (6,668,012)
  Change in unrealized appreciation (depreciation)          426,875        916,436      1,313,408          37,186      6,830,892
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             401,943        997,036      1,373,879          48,248        303,326
                                                     --------------  -------------  -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -               -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (646)          (169)          (534)            (54)           (63)
  Payments received from contract owners                    177,641          5,465      1,200,779          59,857          8,000
  Transfers between sub-accounts (including fixed
   account), net                                            610,910        213,713      1,752,702         431,027    (14,039,929)
  Transfers for contract benefits and terminations          (88,715)      (463,400)      (188,658)         (3,337)      (470,607)
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  699,190       (244,391)     2,764,289         487,493    (14,502,599)
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                 1,101,133        752,645      4,138,168         535,741    (14,199,273)
Net assets at beginning of period                           759,836      4,375,119      3,882,413               -     14,199,273
                                                     --------------  -------------  -------------   -------------  -------------
Net assets at end of period                          $    1,860,969      5,127,764      8,020,581         535,741              -
                                                     ==============  =============  =============   =============  =============

                                                     ------------------------------
                                                        JP Morgan      JP Morgan
                                                        Enhanced     International
                                                          Index         Equity
                                                     Portfolio B (a) Portfolio (a)
                                                     --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                2,921         16,995
  Net realized gain (loss)                                  (86,724)    (3,204,051)
  Change in unrealized appreciation (depreciation)           92,465      2,988,768
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               8,662       (198,288)
                                                      -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (579)           (51)
  Payments received from contract owners                      7,640          4,400
  Transfers between sub-accounts (including fixed
   account), net                                           (361,536)    (4,272,516)
  Transfers for contract benefits and terminations          (20,719)      (253,827)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (375,194)    (4,521,994)
                                                      -------------  -------------
    Net increase (decrease) in net assets                  (366,532)    (4,720,282)
Net assets at beginning of period                           366,532      4,720,282
                                                      -------------  -------------
Net assets at end of period                                       -              -
                                                      =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.
(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                   Met Investors
                                                     -------------------------------------------------------------------
                                                        JP Morgan      JP Morgan      JP Morgan      JP Morgan
                                                      International     Quality        Quality        Select
                                                         Equity          Bond           Bond          Equity
                                                     Portfolio B (a)   Portfolio     Portfolio B     Portfolio
                                                     --------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          189        163,956        137,369        (79,849)
  Net realized gain (loss)                                  (11,383)       164,269         14,545       (568,394)
  Change in unrealized appreciation (depreciation)            8,803       (146,382)       (72,365)     3,404,551
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (2,391)       181,843         79,549      2,756,308
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (568)          (126)          (766)           (80)
  Payments received from contract owners                          -         13,000      1,097,715         30,016
  Transfers between sub-accounts (including fixed
   account), net                                            (51,576)      (843,718)     1,235,969       (443,472)
  Transfers for contract benefits and terminations              (16)      (755,774)      (385,341)      (969,001)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (52,160)    (1,586,618)     1,947,577     (1,382,537)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   (54,551)    (1,404,775)     2,027,126      1,373,771
Net assets at beginning of period                            54,551      8,114,649      2,818,394      9,657,933
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $            -      6,709,874      4,845,520     11,031,704
                                                     ==============  =============  =============  =============

                                                     -------------------------------------
                                                       JP Morgan      JP Morgan     Met/Putnam
                                                        Select        Small Cap       Capital
                                                        Equity          Stock      Opportunities
                                                      Portfolio B     Portfolio     Portfolio B
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (4,667)       (71,901)        (4,374)
  Net realized gain (loss)                                 (14,681)      (258,357)        (3,742)
  Change in unrealized appreciation (depreciation)         168,116      1,563,694         92,368
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            148,768      1,233,436         84,252
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (593)           (60)          (742)
  Payments received from contract owners                    11,428         25,016          1,249
  Transfers between sub-accounts (including fixed
   account), net                                            (9,385)      (240,516)         5,029
  Transfers for contract benefits and terminations         (28,573)      (477,471)        (2,675)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (27,123)      (693,031)         2,861
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                  121,645        540,405         87,113
Net assets at beginning of period                          495,974      5,209,791        310,241
                                                     -------------  -------------  -------------
Net assets at end of period                                617,619      5,750,196        397,354
                                                     =============  =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003


                                                                                                   Met Investors
                                                     ----------------------------------------------------------------------------
                                                                      Oppenheimer        PIMCO          PIMCO          Janus
                                                       Met/Putnam       Capital        Inflation        Money       Aggressive
                                                        Research      Appreciation  Protected Bond     Market         Growth
                                                       Portfolio B    Portfolio B   Portfolio B (b)  Portfolio B    Portfolio B
                                                     --------------  -------------  --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (21,699)      (108,494)        (31,138)      (122,205)       (45,407)
  Net realized gain (loss)                                     (810)         5,834         184,685             (5)        29,184
  Change in unrealized appreciation (depreciation)          312,262      1,797,647          28,988              -        764,842
                                                     --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             289,753      1,694,987         182,535       (122,210)       748,619
                                                     --------------  -------------   -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -               7              -              -
  MetLife Investors Insurance Company of California
   redemptions                                               (1,036)          (940)              -         (1,389)          (963)
  Payments received from contract owners                  1,122,894      5,960,618       6,313,133      8,137,861      3,052,412
  Transfers between sub-accounts (including fixed
   account), net                                            372,331      2,863,101       3,870,254     (3,693,019)       801,231
  Transfers for contract benefits and terminations          (36,526)      (137,441)        (80,985)      (450,964)       (83,315)
                                                     --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                1,457,663      8,685,338      10,102,409      3,992,489      3,769,365
                                                     --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets                 1,747,416     10,380,325      10,284,944      3,870,279      4,517,984
Net assets at beginning of period                           650,806      2,638,880               -      6,030,504        902,976
                                                     --------------  -------------   -------------  -------------  -------------
Net assets at end of period                          $    2,398,222     13,019,205      10,284,944      9,900,783      5,420,960
                                                     ==============  =============   =============  =============  =============

                                                     -----------------------------
                                                         PIMCO
                                                      Total Return      PIMCO
                                                          Bond       Innovation
                                                      Portfolio B    Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (3,424)       (10,563)
  Net realized gain (loss)                                 297,849         23,139
  Change in unrealized appreciation (depreciation)          46,621        217,532
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            341,046        230,108
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                              (1,322)          (835)
  Payments received from contract owners                11,192,085        314,237
  Transfers between sub-accounts (including fixed
   account), net                                         4,608,299        161,634
  Transfers for contract benefits and terminations        (727,015)       (13,680)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              15,072,047        461,356
                                                     -------------  -------------
    Net increase (decrease) in net assets               15,413,093        691,464
Net assets at beginning of period                        6,996,984        255,790
                                                     -------------  -------------
Net assets at end of period                             22,410,077        947,254
                                                     =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                   Met Investors
                                                     ---------------------------------------------------------------------------
                                                      T Rowe Price        MFS            MFS            AIM            AIM
                                                        Mid Cap        Research       Research       Small Cap       Mid Cap
                                                         Growth      International  International     Growth       Core Equity
                                                      Portfolio B    Portfolio (c)   Portfolio B    Portfolio B    Portfolio B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (66,605)       (20,896)       (17,826)       (53,024)        (4,057)
  Net realized gain (loss)                                   22,773         70,571           (392)         3,675          6,480
  Change in unrealized appreciation (depreciation)        1,265,069      1,216,204        798,391      1,031,439        556,478
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           1,221,237      1,265,879        780,173        982,090        558,901
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                               (1,248)             -         (1,487)        (1,432)        (1,441)
  Payments received from contract owners                  3,982,763         10,014      1,904,801      2,388,114      1,740,177
  Transfers between sub-accounts (including fixed
   account), net                                          1,960,624      4,023,736        310,276        950,214      1,289,823
  Transfers for contract benefits and terminations         (110,229)      (407,591)       (53,213)       (90,078)       (56,947)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                5,831,910      3,626,159      2,160,377      3,246,818      2,971,612
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 7,053,147      4,892,038      2,940,550      4,228,908      3,530,513
Net assets at beginning of period                         1,240,481              -      1,404,053      1,379,965        795,771
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $    8,293,628      4,892,038      4,344,603      5,608,873      4,326,284
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                        Harris        Third Ave
                                                        Oakmark       Small Cap
                                                     International      Value
                                                      Portfolio B    Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               1,915        (39,302)
  Net realized gain (loss)                                  30,016        117,980
  Change in unrealized appreciation (depreciation)       1,095,804      1,174,473
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          1,127,735      1,253,151
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                              (1,286)        (1,325)
  Payments received from contract owners                 3,173,999      3,801,458
  Transfers between sub-accounts (including fixed
   account), net                                         1,659,920      1,796,785
  Transfers for contract benefits and terminations         (52,816)       (54,059)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               4,779,817      5,542,859
                                                     -------------  -------------
    Net increase (decrease) in net assets                5,907,552      6,796,010
Net assets at beginning of period                          592,171        676,483
                                                     -------------  -------------
Net assets at end of period                              6,499,723      7,472,493
                                                     =============  =============

(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003


                                                          GACC                                        Russell
                                                     --------------  -----------------------------------------------------------

                                                         Money        Multi-Style     Aggressive                       Core
                                                         Market         Equity          Equity         Non-US          Bond
                                                        Fund (a)         Fund            Fund           Fund           Fund
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                         $       (4,289)       (24,492)       (10,426)        22,544         77,906
  Net realized gain (loss)                                  (15,883)      (171,833)       (11,471)       (75,980)        83,546
  Change in unrealized appreciation (depreciation)           17,426      1,095,689        318,570        629,639          1,995
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (2,746)       899,364        296,673        576,203        163,447
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (109)             -              -              -              -
  Payments received from contract owners                        150          1,660            216            764            400
  Transfers between sub-accounts (including fixed
   account), net                                         (3,035,980)       115,924        (21,642)         4,100         21,164
  Transfers for contract benefits and terminations         (301,019)      (299,532)       (48,993)      (123,190)      (154,843)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (3,336,958)      (181,948)       (70,419)      (118,326)      (133,279)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                (3,339,704)       717,416        226,254        457,877         30,168
Net assets at beginning of period                         3,339,704      3,468,029        718,819      1,641,848      3,567,933
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $            -      4,185,445        945,073      2,099,725      3,598,101
                                                     ==============  =============  =============  =============  =============

                                                                         AIM
                                                     -------------- -------------
                                                          Real
                                                         Estate        Premier
                                                       Securities      Equity
                                                          Fund          Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                13,168        (39,538)
  Net realized gain (loss)                                   6,534       (424,028)
  Change in unrealized appreciation (depreciation)          84,237      1,236,860
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            103,939        773,294
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -           (438)
  Payments received from contract owners                       160          6,844
  Transfers between sub-accounts (including fixed
   account), net                                            (9,086)      (318,390)
  Transfers for contract benefits and terminations         (22,603)      (289,145)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (31,529)      (601,129)
                                                     -------------  -------------
    Net increase (decrease) in net assets                   72,410        172,165
Net assets at beginning of period                          326,675      3,696,459
                                                     -------------  -------------
Net assets at end of period                                399,085      3,868,624
                                                     =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                         AIM
                                                     --------------------------------------------------------------------------
                                                         Premier        Capital        Capital     International  International
                                                         Equity       Appreciation   Appreciation     Growth         Growth
                                                         Fund B           Fund          Fund B         Fund          Fund B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (2,343)       (33,355)          (750)        (3,485)          (394)
  Net realized gain (loss)                                      757       (285,834)            98        (38,519)           178
  Change in unrealized appreciation (depreciation)           73,923        911,645         15,239        137,039         10,003
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              72,337        592,456         14,587         95,035          9,787
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (692)          (493)          (372)          (540)          (355)
  Payments received from contract owners                          -          3,846         31,313          2,500              -
  Transfers between sub-accounts (including fixed
   account), net                                            156,390       (119,745)        49,462         (1,109)        31,697
  Transfers for contract benefits and terminations           (3,932)      (208,149)          (128)       (71,561)            (1)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  151,766       (324,541)        80,275        (70,710)        31,341
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   224,103        267,915         94,862         24,325         41,128
Net assets at beginning of period                           170,784      2,370,260         20,582        384,844         13,669
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      394,887      2,638,175        115,444        409,169         54,797
                                                     ==============  =============  =============  =============  =============

                                                               Alliance
                                                     ----------------------------
                                                        Premier        Premier
                                                        Growth         Growth
                                                       Portfolio     Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (31,555)       (80,990)
  Net realized gain (loss)                                (242,531)        (2,746)
  Change in unrealized appreciation (depreciation)         715,644      1,163,243
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            441,558      1,079,507
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -            (74)
  Payments received from contract owners                     5,430      1,352,966
  Transfers between sub-accounts (including fixed
   account), net                                          (106,287)     2,237,371
  Transfers for contract benefits and terminations        (208,436)      (149,081)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (309,293)     3,441,182
                                                     -------------  -------------
    Net increase (decrease) in net assets                  132,265      4,520,689
Net assets at beginning of period                        2,203,798      3,175,543
                                                     -------------  -------------
Net assets at end of period                              2,336,063      7,696,232
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                               Alliance                              Liberty
                                                     -----------------------------------------------------------  -------------
                                                        Bernstein      Bernstein      Bernstein                      Newport
                                                       Real Estate    Real Estate       Small        Bernstein     Tiger Fund,
                                                       Investment     Investment         Cap           Value        Variable
                                                        Portfolio     Portfolio B    Portfolio B    Portfolio B      Series
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        9,935         19,592         (1,751)          (427)          (887)
  Net realized gain (loss)                                   24,491          8,999          4,496            180         (1,976)
  Change in unrealized appreciation (depreciation)          210,749        706,143         64,825         13,782         25,370
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             245,175        734,734         67,570         13,535         22,507
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -           (272)          (492)          (385)          (386)
  Payments received from contract owners                      1,300        557,093          7,402              -              -
  Transfers between sub-accounts (including fixed
   account), net                                            (51,726)       911,071         64,448          8,857           (345)
  Transfers for contract benefits and terminations          (89,962)       (55,148)        (1,772)        (1,138)          (582)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (140,388)     1,412,744         69,586          7,334         (1,313)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   104,787      2,147,478        137,156         20,869         21,194
Net assets at beginning of period                           765,794      1,248,435        107,206         45,477         58,084
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      870,581      3,395,913        244,362         66,346         79,278
                                                     ==============  =============  =============  =============  =============

                                                             Goldman Sachs
                                                     ----------------------------
                                                         Growth
                                                           &        International
                                                         Income        Equity
                                                          Fund          Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (116)         5,836
  Net realized gain (loss)                                  (2,334)        (6,824)
  Change in unrealized appreciation (depreciation)          41,009         65,268
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             38,559         64,280
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (284)          (240)
  Payments received from contract owners                         -            458
  Transfers between sub-accounts (including fixed
   account), net                                             2,056        (11,866)
  Transfers for contract benefits and terminations          (6,528)        (3,197)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (4,756)       (14,845)
                                                     -------------  -------------
    Net increase (decrease) in net assets                   33,803         49,435
Net assets at beginning of period                          175,028        193,796
                                                     -------------  -------------
Net assets at end of period                                208,831        243,231
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003


                                                                              Scudder II
                                                     -----------------------------------------------------------  --------------
                                                         Dreman          Small         Dreman
                                                       High Return        Cap         Small Cap      Government
                                                         Equity         Growth          Value        Securities        Bond
                                                        Portfolio      Portfolio      Portfolio      Portfolio        Series
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $            2         (2,550)        (1,031)        10,887              8
  Net realized gain (loss)                                        -         (6,785)        10,120         24,768              9
  Change in unrealized appreciation (depreciation)               11         57,741        111,303        (29,485)           (12)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                  13         48,406        120,392          6,170              5
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (109)          (238)          (371)          (325)          (133)
  Payments received from contract owners                          -            200          1,750              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                  -         (2,354)       (36,391)       (32,549)             -
  Transfers for contract benefits and terminations               (2)        (4,092)       (58,457)      (188,233)            (1)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     (111)        (6,484)       (93,469)      (221,107)          (134)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                       (98)        41,922         26,923       (214,937)          (129)
Net assets at beginning of period                                98        158,130        368,676        934,086            129
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $            -        200,052        395,599        719,149              -
                                                     ==============  =============  =============  =============  =============

                                                           MFS
                                                     -----------------------------


                                                        Research       Research
                                                         Series        Series B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (4,737)          (378)
  Net realized gain (loss)                                 (55,105)          (150)
  Change in unrealized appreciation (depreciation)         191,949          8,464
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            132,107          7,936
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -           (306)
  Payments received from contract owners                       640              -
  Transfers between sub-accounts (including fixed
   account), net                                           (34,636)         2,600
  Transfers for contract benefits and terminations         (32,088)        (1,053)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (66,084)         1,241
                                                     -------------  -------------
    Net increase (decrease) in net assets                   66,023          9,177
Net assets at beginning of period                          608,895         33,307
                                                     -------------  -------------
Net assets at end of period                                674,918         42,484
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                        MFS
                                                     ---------------------------------------------------------------------------
                                                        Emerging        Emerging         High           High        Strategic
                                                         Growth          Growth         Income         Income        Income
                                                         Series         Series B        Series        Series B       Series
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (7,372)          (211)        11,505         39,945          2,783
  Net realized gain (loss)                                 (123,171)            73         (5,139)         1,863            721
  Change in unrealized appreciation (depreciation)          259,241          2,856         59,095        281,843          4,799
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             128,698          2,718         65,461        323,651          8,303
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -           (285)             -           (421)          (120)
  Payments received from contract owners                          -          8,216          1,650        544,847              -
  Transfers between sub-accounts (including fixed
   account), net                                            (74,952)        11,779         19,948      1,184,852         72,991
  Transfers for contract benefits and terminations          (58,971)             -        (15,958)       (63,307)        (7,466)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (133,923)        19,710          5,640      1,665,971         65,405
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    (5,225)        22,428         71,101      1,989,622         73,708
Net assets at beginning of period                           529,269          5,727        409,440      1,191,071         81,668
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      524,044         28,155        480,541      3,180,693        155,376
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                       Strategic      Investors
                                                        Income          Trust
                                                       Series B        Series
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               9,776        (10,026)
  Net realized gain (loss)                                     309        (89,269)
  Change in unrealized appreciation (depreciation)          20,445        344,769
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             30,530        245,474
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (448)             -
  Payments received from contract owners                   161,583          4,610
  Transfers between sub-accounts (including fixed
   account), net                                           416,845        (47,466)
  Transfers for contract benefits and terminations         (12,440)      (109,764)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 565,540       (152,620)
                                                     -------------  -------------
    Net increase (decrease) in net assets                  596,070         92,854
Net assets at beginning of period                           78,464      1,364,875
                                                     -------------  -------------
Net assets at end of period                                674,534      1,457,729
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003


                                                                          MFS
                                                     --------------------------------------------    --------------

                                                        Investors           New            New           Davis
                                                          Trust          Discovery      Discovery       Venture
                                                        Series B          Series        Series B      Value A (b)
                                                     --------------    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (16,197)          (4,963)       (41,131)            (3)
  Net realized gain (loss)                                  (16,886)          (9,326)          (892)             -
  Change in unrealized appreciation (depreciation)          306,406          112,547        812,031              1
                                                     --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             273,323           98,258        770,008             (2)
                                                     --------------    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -                -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (80)               -            (90)             -
  Payments received from contract owners                      2,261              250        557,492              -
  Transfers between sub-accounts (including fixed
   account), net                                             65,835          (22,710)       894,941         75,120
  Transfers for contract benefits and terminations          (91,523)         (11,960)       (73,656)             -
                                                     --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (23,507)         (34,420)     1,378,687         75,120
                                                     --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets                   249,816           63,838      2,148,695         75,118
Net assets at beginning of period                         1,389,541          328,652      1,646,506              -
                                                     --------------    -------------  -------------  -------------
Net assets at end of period                          $    1,639,357          392,490      3,795,201         75,118
                                                     ==============    =============  =============  =============

                                                                 MetLife
                                                     --------------------------------------------
                                                                       Harris
                                                         Davis         Oakmark        Jennison
                                                        Venture        Focused         Growth
                                                        Value E        Value B           B
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (116,678)       (99,091)       (58,100)
  Net realized gain (loss)                                  18,612         15,116         68,771
  Change in unrealized appreciation (depreciation)       2,573,049      1,960,773        952,676
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,474,983      1,876,798        963,347
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                              (1,536)        (1,488)        (1,161)
  Payments received from contract owners                 7,534,780      5,390,507      4,266,931
  Transfers between sub-accounts (including fixed
   account), net                                         3,515,214      1,896,353        513,361
  Transfers for contract benefits and terminations        (223,970)      (141,769)       (74,096)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              10,824,488      7,143,603      4,705,035
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets               13,299,471      9,020,401      5,668,382
Net assets at beginning of period                        3,296,146      2,573,044      1,560,579
                                                     -------------  -------------  -------------
Net assets at end of period                             16,595,617     11,593,445      7,228,961
                                                     =============  =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                      MetLife
                                                     ---------------------------------------------------------------------------
                                                           MFS            MFS            MFS          Capital        Capital
                                                        Investors        Total          Total         Guardian      Guardian
                                                          Trust          Return         Return      U.S. Equity    U.S. Equity
                                                        Series B      Series A (b)     Series B     Series A (b)    Series B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (32,950)           (13)        (2,624)            (4)        (6,559)
  Net realized gain (loss)                                    2,769              -         34,313              -         39,786
  Change in unrealized appreciation (depreciation)          586,550            560        114,969              -        226,163
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             556,369            547        146,658             (4)       259,390
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (730)             -           (786)             -           (759)
  Payments received from contract owners                    929,346              -         94,139              -        286,480
  Transfers between sub-accounts (including fixed
   account), net                                          2,070,389        366,626        605,897        133,909        368,265
  Transfers for contract benefits and terminations          (35,497)             -       (101,806)             -        (28,893)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                2,963,508        366,626        597,444        133,909        625,093
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 3,519,877        367,173        744,102        133,905        884,483
Net assets at beginning of period                           956,766              -        499,228              -        372,547
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $    4,476,643        367,173      1,243,330        133,905      1,257,030
                                                     ==============  =============  =============  =============  =============

                                                     ------------------------------

                                                       Met/Putnam
                                                         Voyager          MFS
                                                     Portfolio B (b) Research B (b)
                                                     --------------- --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 (613)            (1)
  Net realized gain (loss)                                      835             36
  Change in unrealized appreciation (depreciation)            9,419              -
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               9,641             35
                                                      -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (68)           (34)
  Payments received from contract owners                     13,620              -
  Transfers between sub-accounts (including fixed
   account), net                                            117,200              -
  Transfers for contract benefits and terminations             (436)            (1)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  130,316            (35)
                                                      -------------  -------------
    Net increase (decrease) in net assets                   139,957              -
Net assets at beginning of period                                 -              -
                                                      -------------  -------------
Net assets at end of period                                 139,957              -
                                                      =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003


                                                                        MetLife
                                                     --------------------------------------------  --------------

                                                         Putnam        SSR Money        Stock         Capital
                                                      International     Market          Index       Appreciation
                                                       Stock B (b)   Portfolio (c)   Portfolio B        Fund
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (5,480)       (11,754)       (12,805)        (3,165)
  Net realized gain (loss)                                    1,471             43         33,104        (17,986)
  Change in unrealized appreciation (depreciation)          147,117              -        843,342        101,545
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             143,108        (11,711)       863,641         80,394
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (84)             -         (1,094)             -
  Payments received from contract owners                    518,088          2,450      2,285,779              -
  Transfers between sub-accounts (including fixed
   account), net                                            724,739      2,097,444      1,789,626        (13,141)
  Transfers for contract benefits and terminations           (3,846)      (322,984)      (109,255)       (12,425)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                1,238,897      1,776,910      3,965,056        (25,566)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 1,382,005      1,765,199      4,828,697         54,828
Net assets at beginning of period                                 -              -      1,486,128        298,321
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $    1,382,005      1,765,199      6,314,825        353,149
                                                     ==============  =============  =============  =============

                                                               Oppenheimer
                                                     --------------------------------------------
                                                      Main Street
                                                       Growth &          High
                                                        Income          Income          Bond
                                                         Fund            Fund           Fund
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (1,653)        12,214         44,772
  Net realized gain (loss)                                 (21,543)        (7,153)        (2,021)
  Change in unrealized appreciation (depreciation)         102,394         41,655         10,924
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             79,198         46,716         53,675
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -              -
  Payments received from contract owners                     1,500              -          3,500
  Transfers between sub-accounts (including fixed
   account), net                                           (21,835)         8,028        (36,420)
  Transfers for contract benefits and terminations         (14,845)       (15,394)       (88,999)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (35,180)        (7,366)      (121,919)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                   44,018         39,350        (68,244)
Net assets at beginning of period                          351,979        211,795      1,083,188
                                                     -------------  -------------  -------------
Net assets at end of period                                395,997        251,145      1,014,944
                                                     =============  =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.
(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                       Oppenheimer                                            Putnam
                                                     --------------  -----------------------------------------------------------
                                                        Strategic       Growth &       Growth &         New            New
                                                          Bond           Income         Income         Value          Value
                                                          Fund            Fund          Fund B         Fund           Fund B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        5,759          9,150            776            114            (18)
  Net realized gain (loss)                                      148        (93,868)        (1,116)          (552)         1,719
  Change in unrealized appreciation (depreciation)           12,444        390,162         95,071         24,609         16,302
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              18,351        305,444         94,731         24,171         18,003
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -           (383)          (122)          (381)
  Payments received from contract owners                          -          1,450         87,350              -              -
  Transfers between sub-accounts (including fixed
   account), net                                              9,635       (133,896)        47,661         (2,811)        20,564
  Transfers for contract benefits and terminations           (3,493)      (121,367)       (16,881)        (3,118)        (1,490)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    6,142       (253,813)       117,747         (6,051)        18,693
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    24,493         51,631        212,478         18,120         36,696
Net assets at beginning of period                           111,996      1,369,227        333,792         80,325         23,220
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      136,489      1,420,858        546,270         98,445         59,916
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------

                                                         Vista          Vista
                                                         Fund           Fund B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (5,999)          (485)
  Net realized gain (loss)                                 (50,361)           893
  Change in unrealized appreciation (depreciation)         174,183          8,108
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            117,823          8,516
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -           (309)
  Payments received from contract owners                     3,900          3,775
  Transfers between sub-accounts (including fixed
   account), net                                           (40,803)        (9,994)
  Transfers for contract benefits and terminations         (12,864)          (739)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (49,767)        (7,267)
                                                     -------------  -------------
    Net increase (decrease) in net assets                   68,056          1,249
Net assets at beginning of period                          398,371         24,426
                                                     -------------  -------------
Net assets at end of period                                466,427         25,675
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003


                                                                                      Putnam
                                                    --------------------------------------------------------------------------
                                                                                   International  International
                                                     International                      New            New
                                                        Growth      International  Opportunities  Opportunities      Equity
                                                         Fund         Equity B         Fund          Fund B       Income B (b)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (3,640)       (25,740)        (1,444)          (382)            79
  Net realized gain (loss)                                (113,613)        16,004        (18,757)            72            597
  Change in unrealized appreciation (depreciation)         408,062        969,639         69,991          9,129         24,817
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            290,809        959,903         49,790          8,819         25,493
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of
   California payments                                           -              -              -              -              -
  MetLife Investors Insurance Company of
   California redemptions                                        -           (159)             -           (340)           (64)
  Payments received from contract owners                       860        397,937          3,700            813         20,350
  Transfers between sub-accounts (including fixed
   account), net                                           (81,612)     1,003,416        (10,118)         8,365        254,630
  Transfers for contract benefits and terminations        (149,188)      (104,183)       (17,265)           (48)        (1,537)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (229,940)     1,297,011        (23,683)         8,790        273,379
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   60,869      2,256,914         26,107         17,609        298,872
Net assets at beginning of period                        1,247,674      2,219,168        167,450         18,678              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    1,308,543      4,476,082        193,557         36,287        298,872
                                                    ==============  =============  =============  =============  =============

                                                              Templeton
                                                    ----------------------------
                                                        Global         Global
                                                        Income         Income
                                                      Securities     Securities
                                                         Fund          Fund B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              3,726          1,223
  Net realized gain (loss)                                    439          2,045
  Change in unrealized appreciation (depreciation)          7,067           (654)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            11,232          2,614
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of
   California payments                                          -              -
  MetLife Investors Insurance Company of
   California redemptions                                    (271)        (1,079)
  Payments received from contract owners                        -              -
  Transfers between sub-accounts (including fixed
   account), net                                              (61)             -
  Transfers for contract benefits and terminations           (968)        (9,343)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (1,300)       (10,422)
                                                    -------------  -------------
    Net increase (decrease) in net assets                   9,932         (7,808)
Net assets at beginning of period                          54,126         16,970
                                                    -------------  -------------
Net assets at end of period                                64,058          9,162
                                                    =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                     Templeton
                                                     ---------------------------------------------------------------------------
                                                        Franklin        Franklin
                                                         Small           Small          Growth         Growth        Foreign
                                                          Cap             Cap         Securities     Securities     Securities
                                                          Fund           Fund B          Fund          Fund B          Fund
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (6,452)        (6,045)           687            222          3,079
  Net realized gain (loss)                                  (51,990)         3,671        (29,193)        (1,063)       (70,442)
  Change in unrealized appreciation (depreciation)          199,864        143,077         85,648         33,854        248,666
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             141,422        140,703         57,142         33,013        181,303
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (53)          (706)           (96)          (747)           (78)
  Payments received from contract owners                      1,320        269,356          1,800              -          3,150
  Transfers between sub-accounts (including fixed
   account), net                                            (19,365)       186,096         (4,811)        (7,988)        11,752
  Transfers for contract benefits and terminations          (35,263)       (27,932)       (51,721)          (609)       (41,195)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (53,361)       426,814        (54,828)        (9,344)       (26,371)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    88,061        567,517          2,314         23,669        154,932
Net assets at beginning of period                           434,232        198,274        245,044        112,261        635,862
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      522,293        765,791        247,358        135,930        790,794
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                                      Developing
                                                        Foreign        Markets
                                                       Securities     Securities
                                                         Fund B          Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 614            (97)
  Net realized gain (loss)                                  (2,155)        (1,668)
  Change in unrealized appreciation (depreciation)         145,855        155,692
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            144,314        153,927
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (676)             -
  Payments received from contract owners                   287,814          1,300
  Transfers between sub-accounts (including fixed
   account), net                                           302,554        (37,070)
  Transfers for contract benefits and terminations         (26,525)       (15,914)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 563,167        (51,684)
                                                     -------------  -------------
    Net increase (decrease) in net assets                  707,481        102,243
Net assets at beginning of period                          301,678        333,392
                                                     -------------  -------------
Net assets at end of period                              1,009,159        435,635
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003


                                                                                      Templeton
                                                     --------------------------------------------------------------------------
                                                       Developing        Mutual         Mutual     Franklin Large Franklin Large
                                                        Markets          Shares         Shares       Cap Growth     Cap Growth
                                                       Securities      Securities     Securities     Securities     Securities
                                                         Fund B           Fund          Fund B          Fund          Fund B
                                                     --------------  -------------  -------------  -------------- --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (5,562)          (917)        (6,592)        (3,532)          (953)
  Net realized gain (loss)                                   10,217         (7,175)        (6,550)       (75,195)          (480)
  Change in unrealized appreciation (depreciation)          638,632         74,804        284,453        210,323         68,258
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             643,287         66,712        271,311        131,596         66,825
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (366)             -           (676)           (75)          (641)
  Payments received from contract owners                    331,263              -        174,785              -          9,640
  Transfers between sub-accounts (including fixed
   account), net                                            459,887            137        129,145        (65,546)        57,413
  Transfers for contract benefits and terminations          (40,117)       (32,871)       (43,358)       (77,589)        (7,870)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  750,667        (32,734)       259,896       (143,210)        58,542
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 1,393,954         33,978        531,207        (11,614)       125,367
Net assets at beginning of period                           837,454        326,087      1,053,773        609,142        196,712
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $    2,231,408        360,065      1,584,980        597,528        322,079
                                                     ==============  =============  =============  =============  =============

                                                               Fidelity
                                                     ----------------------------


                                                        Growth         Growth
                                                       Portfolio     Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (845)        (6,787)
  Net realized gain (loss)                                 (11,722)         1,725
  Change in unrealized appreciation (depreciation)          32,428        136,825
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             19,861        131,763
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (104)          (294)
  Payments received from contract owners                     1,220        404,621
  Transfers between sub-accounts (including fixed
   account), net                                              (907)       316,479
  Transfers for contract benefits and terminations          (9,233)       (22,594)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (9,024)       698,212
                                                     -------------  -------------
    Net increase (decrease) in net assets                   10,837        829,975
Net assets at beginning of period                           72,171        171,822
                                                     -------------  -------------
Net assets at end of period                                 83,008      1,001,797
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                              Fidelity
                                                     ---------------------------------------------------------------------------
                                                                        Growth        Growth &        Equity-        Equity-
                                                       Contrafund    Opportunities     Income         Income         Income
                                                       Portfolio       Portfolio      Portfolio      Portfolio     Portfolio B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (369)           (85)          (128)            23           (249)
  Net realized gain (loss)                                     (434)          (594)        (1,232)          (109)        (1,356)
  Change in unrealized appreciation (depreciation)           10,366          3,965         12,742          1,871         45,054
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               9,563          3,286         11,382          1,785         43,449
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (124)           (75)          (107)          (105)          (352)
  Payments received from contract owners                        520              -          1,000              -          6,776
  Transfers between sub-accounts (including fixed
   account), net                                             (1,577)           (28)           301           (113)        64,624
  Transfers for contract benefits and terminations           (1,807)          (763)        (2,498)           (31)        (3,641)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (2,988)          (866)        (1,304)          (249)        67,407
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     6,575          2,420         10,078          1,536        110,856
Net assets at beginning of period                            35,496         11,790         51,242          6,307        125,246
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $       42,071         14,210         61,320          7,843        236,102
                                                     ==============  =============  =============  =============  =============

                                                                    American Century
                                                     -------------- ----------------
                                                         High           Income &
                                                        Income           Growth
                                                      Portfolio B         Fund
                                                     -------------  ----------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 888         (19,421)
  Net realized gain (loss)                                     185          (1,891)
  Change in unrealized appreciation (depreciation)           8,526       1,393,403
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     operations                                              9,599       1,372,091
                                                     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -               -
  MetLife Investors Insurance Company of California
   redemptions                                                (419)            (89)
  Payments received from contract owners                         -         500,104
  Transfers between sub-accounts (including fixed
   account), net                                            39,209       1,054,171
  Transfers for contract benefits and terminations          (1,599)       (174,306)
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  37,191       1,379,880
                                                     -------------   -------------
    Net increase (decrease) in net assets                   46,790       2,751,971
Net assets at beginning of period                           14,206       3,697,067
                                                     -------------   -------------
Net assets at end of period                                 60,996       6,449,038
                                                     =============   =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003


                                                            American Century                                         Dreyfus
                                                     -----------------------------  --------------------------------------------
                                                                                        Stock          Stock       Disciplined
                                                      International      Value          Index          Index          Stock
                                                          Fund           Fund           Fund           Fund B       Portfolio
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (708)        (7,092)            65         (1,451)          (144)
  Net realized gain (loss)                                   (1,653)        (8,731)        (1,661)           859         (1,183)
  Change in unrealized appreciation (depreciation)           22,284        394,768         20,706        119,406          5,640
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              19,923        378,945         19,110        118,814          4,313
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (276)          (109)             -           (339)           (67)
  Payments received from contract owners                          -          8,084              -         13,593            400
  Transfers between sub-accounts (including fixed
   account), net                                              9,707         28,281              -        (20,457)             -
  Transfers for contract benefits and terminations           (1,765)       (55,435)        (4,585)       (20,251)        (4,034)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    7,666        (19,179)        (4,585)       (27,454)        (3,701)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    27,589        359,766         14,525         91,360            612
Net assets at beginning of period                            76,096      1,402,109         73,080        358,590         20,324
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      103,685      1,761,875         87,605        449,950         20,936
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                      Disciplined      Capital
                                                         Stock       Appreciation
                                                      Portfolio B     Portfolio
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (244)            28
  Net realized gain (loss)                                    (160)        (4,826)
  Change in unrealized appreciation (depreciation)           7,351         33,092
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              6,947         28,294
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (325)             -
  Payments received from contract owners                         -              -
  Transfers between sub-accounts (including fixed
   account), net                                               629         (8,434)
  Transfers for contract benefits and terminations            (172)          (675)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     132         (9,109)
                                                     -------------  -------------
    Net increase (decrease) in net assets                    7,079         19,185
Net assets at beginning of period                           32,049        160,284
                                                     -------------  -------------
Net assets at end of period                                 39,128        179,469
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                        Dreyfus                 Invesco
                                                     --------------  ----------------------------  --------------

                                                        Capital                         High           High
                                                      Appreciation      Dynamics        Yield          Yield
                                                      Portfolio B         Fund          Fund         Portfolio
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (4,184)       (31,414)         8,993         19,248
  Net realized gain (loss)                                   (2,275)        (8,459)        (7,309)         2,058
  Change in unrealized appreciation (depreciation)          296,238        695,466         40,982         34,754
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             289,779        655,593         42,666         56,060
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (260)           (77)          (275)          (438)
  Payments received from contract owners                    145,121        175,739              -         51,136
  Transfers between sub-accounts (including fixed
   account), net                                            252,059        274,542        (26,955)       390,811
  Transfers for contract benefits and terminations          (24,783)       (72,098)        (4,511)       (13,894)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  372,137        378,106        (31,741)       427,615
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   661,916      1,033,699         10,925        483,675
Net assets at beginning of period                         1,188,065      1,469,267        201,684         88,067
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $    1,849,981      2,502,966        212,609        571,742
                                                     ==============  =============  =============  =============

                                                                  PIMCO
                                                     --------------------------------------------
                                                                      StocksPLUS
                                                          Low          Growth &        Total
                                                       Duration         Income        Return
                                                       Portfolio      Portfolio      Portfolio
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               1,120          1,421         41,055
  Net realized gain (loss)                                   1,636            204         36,703
  Change in unrealized appreciation (depreciation)             293         38,547         27,258
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              3,049         40,172        105,016
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (329)          (342)          (113)
  Payments received from contract owners                    34,383          8,462          4,152
  Transfers between sub-accounts (including fixed
   account), net                                           152,646         82,906        (62,034)
  Transfers for contract benefits and terminations          (3,223)        (1,912)      (134,051)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 183,477         89,114       (192,046)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                  186,526        129,286        (87,030)
Net assets at beginning of period                          344,862         78,829      3,147,671
                                                     -------------  -------------  -------------
Net assets at end of period                                531,388        208,115      3,060,641
                                                     =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003


                                      Scudder I
                            -----------------------------
                             International  International
                               Portfolio     Portfolio B       Total
                            --------------  -------------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
   (loss)                   $         (530)        (7,367)    (1,018,665)
 Net realized gain (loss)           (3,784)          (641)   (12,525,827)
 Change in unrealized
   appreciation
   (depreciation)                   24,218        195,136     80,450,470
                            --------------  -------------  -------------
    Net increase
     (decrease) in net
     assets from
     operations                     19,904        187,128     66,905,978
                            --------------  -------------  -------------
Contract transactions:
 MetLife Investors
   Insurance Company of
   California payments                   -              -              7
 MetLife Investors
   Insurance Company of
   California redemptions                -           (213)       (51,096)
 Payments received from
   contract owners                       -         70,481    104,117,074
 Transfers between
   sub-accounts
   (including fixed
   account), net                    (2,320)       109,035     51,957,571
 Transfers for contract
   benefits and
   terminations                       (333)       (12,826)   (20,348,061)
                            --------------  -------------  -------------
    Net increase
     (decrease) in net
     assets from
     contract
     transactions                   (2,653)       166,477    135,675,495
                            --------------  -------------  -------------
    Net increase
     (decrease) in net
     assets                         17,251        353,605    202,581,473
Net assets at beginning
 of period                          79,076        542,531    224,898,725
                            --------------  -------------  -------------
Net assets at end of
 period                     $       96,327        896,136    427,480,198
                            ==============  =============  =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                   Met Investors
                                                     --------------------------------------------------------------
                                                       Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                        Growth &       Growth &         Bond           Bond
                                                         Income         Income        Debenture      Debenture
                                                        Portfolio     Portfolio B     Portfolio     Portfolio B
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     (244,233)         9,800        871,071        133,219
  Net realized gain (loss)                                2,822,245        980,997       (444,375)       (49,416)
  Change in unrealized appreciation (depreciation)      (12,680,768)    (3,204,054)      (676,947)       (32,722)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (10,102,756)    (2,213,257)      (250,251)        51,081
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -           (395)          (100)          (196)
  Payments received from contract owners                    247,498      5,388,460         25,763      1,738,441
  Transfers between sub-accounts (including fixed
   account), net                                            998,393      8,051,155       (309,218)     3,178,209
  Transfers for contract benefits and terminations       (6,491,593)      (370,582)    (1,532,219)      (115,058)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (5,245,702)    13,068,638     (1,815,774)     4,801,396
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (15,348,458)    10,855,381     (2,066,025)     4,852,477
Net assets at beginning of period                        54,574,614      4,185,712     12,249,322      1,041,528
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $   39,226,156     15,041,093     10,183,297      5,894,005
                                                     ==============  =============  =============  =============

                                                     ------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett
                                                      Developing     Developing       Growth
                                                        Growth         Growth       Opportunity
                                                       Portfolio     Portfolio B     Portfolio
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (24,981)        (3,582)        (1,162)
  Net realized gain (loss)                                (177,651)       (13,961)        (1,523)
  Change in unrealized appreciation (depreciation)        (449,409)       (85,660)       (20,887)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (652,041)      (103,203)       (23,572)
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -              -
  Payments received from contract owners                     8,921         90,290              -
  Transfers between sub-accounts (including fixed
   account), net                                          (228,153)       211,387         14,902
  Transfers for contract benefits and terminations        (139,993)        (1,403)          (244)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (359,225)       300,274         14,658
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,011,266)       197,071         (8,914)
Net assets at beginning of period                        2,309,037        125,648        104,459
                                                     -------------  -------------  -------------
Net assets at end of period                              1,297,771        322,719         95,545
                                                     =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                   Met Investors
                                                     ---------------------------------------------------------------------------
                                                       Lord Abbett    Lord Abbett    Lord Abbett     JP Morgan      JP Morgan
                                                         Growth         Mid-Cap        Mid-Cap       Enhanced       Enhanced
                                                       Opportunity       Value          Value          Index          Index
                                                       Portfolio B     Portfolio     Portfolio B     Portfolio     Portfolio B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (8,093)       (38,923)       (16,421)      (104,817)          (322)
  Net realized gain (loss)                                  (13,150)       277,414        141,411     (1,736,243)        (4,625)
  Change in unrealized appreciation (depreciation)         (160,820)      (726,177)      (436,658)    (4,154,421)       (91,383)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (182,063)      (487,686)      (311,668)    (5,995,481)       (96,330)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (80)             -           (317)             -              -
  Payments received from contract owners                    143,160         33,785        799,667        138,594         24,898
  Transfers between sub-accounts (including fixed
   account), net                                            516,407        990,887      2,229,685     (2,605,604)       218,079
  Transfers for contract benefits and terminations          (24,093)      (374,251)       (86,364)    (2,693,650)        (8,896)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  635,394        650,421      2,942,671     (5,160,660)       234,081
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   453,331        162,735      2,631,003    (11,156,141)       137,751
Net assets at beginning of period                           306,505      4,212,384      1,251,410     25,355,414        228,781
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      759,836      4,375,119      3,882,413     14,199,273        366,532
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                       JP Morgan      JP Morgan
                                                     International  International
                                                        Equity         Equity
                                                       Portfolio     Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (87,437)          (572)
  Net realized gain (loss)                              (1,085,788)           (40)
  Change in unrealized appreciation (depreciation)         (17,849)        (8,084)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (1,191,074)        (8,696)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                    51,464         12,422
  Transfers between sub-accounts (including fixed
   account), net                                          (952,727)        29,888
  Transfers for contract benefits and terminations      (1,202,937)           (82)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (2,104,200)        42,228
                                                     -------------  -------------
    Net increase (decrease) in net assets               (3,295,274)        33,532
Net assets at beginning of period                        8,015,556         21,019
                                                     -------------  -------------
Net assets at end of period                              4,720,282         54,551
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                   Met Investors
                                                     ---------------------------------------------------------------------------
                                                        JP Morgan      JP Morgan      JP Morgan      JP Morgan      JP Morgan
                                                         Quality        Quality        Select         Select        Small Cap
                                                          Bond           Bond          Equity         Equity          Stock
                                                        Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      258,146        102,295       (104,523)        (3,026)       (88,397)
  Net realized gain (loss)                                  198,674          3,840     (1,150,633)        (9,167)      (363,981)
  Change in unrealized appreciation (depreciation)           99,671         15,305     (3,004,007)      (152,764)    (1,232,018)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             556,491        121,440     (4,259,163)      (164,957)    (1,684,396)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -           (104)             -            (96)             -
  Payments received from contract owners                     72,424        594,101         38,971         10,000         33,074
  Transfers between sub-accounts (including fixed
   account), net                                            786,444      1,602,729     (1,684,789)       183,109       (671,443)
  Transfers for contract benefits and terminations       (1,429,329)       (49,304)    (1,385,197)        (7,845)      (791,457)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (570,461)     2,147,422     (3,031,015)       185,168     (1,429,826)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   (13,970)     2,268,862     (7,290,178)        20,211     (3,114,222)
Net assets at beginning of period                         8,128,619        549,532     16,948,111        475,763      8,324,013
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $    8,114,649      2,818,394      9,657,933        495,974      5,209,791
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                      Met/Putnam
                                                        Capital      Met/Putnam
                                                     Opportunities    Research
                                                      Portfolio B    Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (2,820)        (4,571)
  Net realized gain (loss)                                  (1,491)       (18,228)
  Change in unrealized appreciation (depreciation)         (59,272)       (80,246)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (63,583)      (103,045)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                   113,259        325,565
  Transfers between sub-accounts (including fixed
   account), net                                           166,238        297,620
  Transfers for contract benefits and terminations          (1,225)       (11,640)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 278,272        611,545
                                                     -------------  -------------
    Net increase (decrease) in net assets                  214,689        508,500
Net assets at beginning of period                           95,552        142,306
                                                     -------------  -------------
Net assets at end of period                                310,241        650,806
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                   Met Investors
                                                     ---------------------------------------------------------------------------
                                                      Oppenheimer        PIMCO          Janus          PIMCO
                                                        Capital          Money       Aggressive     Total Return      PIMCO
                                                      Appreciation      Market         Growth           Bond       Innovation
                                                      Portfolio B     Portfolio B    Portfolio B    Portfolio B    Portfolio B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (18,571)       (17,120)        (4,959)       (42,279)        (2,309)
  Net realized gain (loss)                                  (54,023)             -        (16,626)        72,971        (13,511)
  Change in unrealized appreciation (depreciation)         (178,051)            (5)       (71,784)       178,678        (62,302)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (250,645)       (17,125)       (93,369)       209,370        (78,122)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -            100              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (89)          (302)             -              -              -
  Payments received from contract owners                  1,813,059      5,112,356        746,450      4,444,753        175,544
  Transfers between sub-accounts (including fixed
   account), net                                            920,767        330,604        212,076      2,324,577         73,558
  Transfers for contract benefits and terminations          (21,102)      (527,198)        (3,979)       (57,706)        (2,659)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                2,712,635      4,915,560        954,547      6,711,624        246,443
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 2,461,990      4,898,435        861,178      6,920,994        168,321
Net assets at beginning of period                           176,890      1,132,069         41,798         75,990         87,469
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $    2,638,880      6,030,504        902,976      6,996,984        255,790
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                      T Rowe Price       MFS
                                                        Mid Cap       Research
                                                         Growth     International
                                                      Portfolio B    Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (8,585)        (8,075)
  Net realized gain (loss)                                 (15,933)       (10,828)
  Change in unrealized appreciation (depreciation)        (178,132)       (66,027)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (202,650)       (84,930)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                    400            400
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                   808,832        837,423
  Transfers between sub-accounts (including fixed
   account), net                                           579,695        565,113
  Transfers for contract benefits and terminations         (10,994)        (8,551)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,377,933      1,394,385
                                                     -------------  -------------
    Net increase (decrease) in net assets                1,175,283      1,309,455
Net assets at beginning of period                           65,198         94,598
                                                     -------------  -------------
Net assets at end of period                              1,240,481      1,404,053
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002


                                                                            Met Investors                              GACC
                                                     -----------------------------------------------------------  -------------
                                                           AIM            AIM          Harris
                                                        Small Cap       Mid Cap        Oakmark       Third Ave        Money
                                                         Growth       Core Equity   International    Small Cap        Market
                                                       Portfolio B    Portfolio B    Portfolio B    Value B (d)        Fund
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (10,632)        (7,089)        (2,804)        (1,780)        51,516
  Net realized gain (loss)                                   (5,953)        (3,935)       (10,537)       (27,991)        35,181
  Change in unrealized appreciation (depreciation)         (158,880)       (61,280)       (18,056)         9,563        (78,605)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (175,465)       (72,304)       (31,397)       (20,208)         8,092
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -          1,200              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                    747,260        363,479        482,495        527,036        132,943
  Transfers between sub-accounts (including fixed
   account), net                                            770,976        476,985        125,210        168,944      1,038,579
  Transfers for contract benefits and terminations          (14,029)        (7,269)        (2,190)          (489)    (1,718,053)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                1,504,207        833,195        605,515        696,691       (546,531)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 1,328,742        760,891        574,118        676,483       (538,439)
Net assets at beginning of period                            51,223         34,880         18,053              -      3,878,143
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $    1,379,965        795,771        592,171        676,483      3,339,704
                                                     ==============  =============  =============  =============  =============

                                                                Russell
                                                     ----------------------------

                                                      Multi-Style     Aggressive
                                                        Equity          Equity
                                                         Fund            Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (33,048)       (11,770)
  Net realized gain (loss)                                (266,040)       (16,691)
  Change in unrealized appreciation (depreciation)        (854,923)      (148,515)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (1,154,011)      (176,976)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                    46,294          4,776
  Transfers between sub-accounts (including fixed
   account), net                                           196,015         15,063
  Transfers for contract benefits and terminations        (449,275)       (84,318)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (206,966)       (64,479)
                                                     -------------  -------------
    Net increase (decrease) in net assets               (1,360,977)      (241,455)
Net assets at beginning of period                        4,829,006        960,274
                                                     -------------  -------------
Net assets at end of period                              3,468,029        718,819
                                                     =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                        Russell
                                                     --------------------------------------------  --------------
                                                                                         Real
                                                                          Core          Estate        Premier
                                                         Non-US           Bond        Securities      Equity
                                                          Fund            Fund           Fund          Fund
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        2,261         56,682         13,875        (51,464)
  Net realized gain (loss)                                 (117,213)       106,240          9,678       (724,972)
  Change in unrealized appreciation (depreciation)         (210,586)        91,088        (17,086)    (1,164,357)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (325,538)       254,010          6,467     (1,940,793)
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -
  Payments received from contract owners                     24,250         92,936          7,611        107,852
  Transfers between sub-accounts (including fixed
   account), net                                             67,268       (126,267)       (12,780)      (344,658)
  Transfers for contract benefits and terminations         (236,065)      (422,736)       (39,009)      (436,496)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (144,547)      (456,067)       (44,178)      (673,302)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (470,085)      (202,057)       (37,711)    (2,614,095)
Net assets at beginning of period                         2,111,933      3,769,990        364,386      6,310,554
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $    1,641,848      3,567,933        326,675      3,696,459
                                                     ==============  =============  =============  =============

                                                                   AIM
                                                     --------------------------------------------

                                                        Premier        Capital        Capital
                                                         Equity      Appreciation   Appreciation
                                                       Fund B (d)        Fund        Fund B (d)
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 178        (41,196)           (83)
  Net realized gain (loss)                                    (281)      (490,052)            (1)
  Change in unrealized appreciation (depreciation)          (5,554)      (384,021)          (976)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (5,657)      (915,269)        (1,060)
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                    800              -            400
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -              -
  Payments received from contract owners                     6,455         53,720          2,658
  Transfers between sub-accounts (including fixed
   account), net                                           169,210       (253,811)        18,584
  Transfers for contract benefits and terminations             (24)      (189,240)             -
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 176,441       (389,331)        21,642
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                  170,784     (1,304,600)        20,582
Net assets at beginning of period                                -      3,674,860              -
                                                     -------------  -------------  -------------
Net assets at end of period                                170,784      2,370,260         20,582
                                                     =============  =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                  AIM                                                Alliance
                                                     -----------------------------  --------------------------------------------
                                                                                                                    Bernstein
                                                      International  International     Premier        Premier      Real Estate
                                                         Growth         Growth         Growth         Growth       Investment
                                                          Fund        Fund B (d)      Portfolio     Portfolio B     Portfolio
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (4,419)            28        (39,116)       (37,656)         8,815
  Net realized gain (loss)                                 (112,466)          (141)      (429,353)       (33,266)        24,115
  Change in unrealized appreciation (depreciation)           23,544            (22)      (653,690)      (773,062)       (20,219)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (93,341)          (135)    (1,122,159)      (843,984)        12,711
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -            400              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -           (252)             -
  Payments received from contract owners                      4,224              -          2,606      1,005,067         18,496
  Transfers between sub-accounts (including fixed
   account), net                                            (68,830)        13,404         30,983      1,717,665         38,114
  Transfers for contract benefits and terminations          (84,920)             -       (345,126)       (61,345)      (133,313)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (149,526)        13,804       (311,537)     2,661,135        (76,703)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (242,867)        13,669     (1,433,696)     1,817,151        (63,992)
Net assets at beginning of period                           627,711              -      3,637,494      1,358,392        829,786
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      384,844         13,669      2,203,798      3,175,543        765,794
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                       Bernstein      Bernstein
                                                      Real Estate       Small
                                                      Investment         Cap
                                                      Portfolio B    Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               8,044           (858)
  Net realized gain (loss)                                    (413)        (5,027)
  Change in unrealized appreciation (depreciation)         (20,877)        (5,998)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (13,246)       (11,883)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (225)             -
  Payments received from contract owners                   314,100         26,277
  Transfers between sub-accounts (including fixed
   account), net                                           494,659         70,539
  Transfers for contract benefits and terminations         (15,040)             -
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 793,494         96,816
                                                     -------------  -------------
    Net increase (decrease) in net assets                  780,248         84,933
Net assets at beginning of period                          468,187         22,273
                                                     -------------  -------------
Net assets at end of period                              1,248,435        107,206
                                                     =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                        Alliance        Liberty                            Goldman Sachs
                                                     --------------  -------------  --------------------------------------------
                                                                        Newport         Growth
                                                        Bernstein     Tiger Fund,         &        International      Global
                                                          Value        Variable         Income        Equity          Income
                                                       Portfolio B      Series           Fund          Fund          Fund (e)
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (202)          (156)          (270)          (980)          (716)
  Net realized gain (loss)                                   (3,311)        (1,504)       (25,848)       (53,342)        (3,394)
  Change in unrealized appreciation (depreciation)             (376)       (11,416)           848         (3,091)         3,711
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (3,889)       (13,076)       (25,270)       (57,413)          (399)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -           (418)
  Payments received from contract owners                     24,148              -          5,040          1,430         15,276
  Transfers between sub-accounts (including fixed
   account), net                                             24,661         (1,319)       (44,677)       (68,014)      (137,677)
  Transfers for contract benefits and terminations              (98)        (2,960)       (66,682)        (9,674)          (295)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   48,711         (4,279)      (106,319)       (76,258)      (123,114)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    44,822        (17,355)      (131,589)      (133,671)      (123,513)
Net assets at beginning of period                               655         75,439        306,617        327,467        123,513
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $       45,477         58,084        175,028        193,796              -
                                                     ==============  =============  =============  =============  =============

                                                                     Scudder II
                                                     -------------- -------------
                                                                       Dreman
                                                        Internet     High Return
                                                       Tollkeeper      Equity
                                                        Fund (e)      Portfolio
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (367)             -
  Net realized gain (loss)                                 (66,704)             -
  Change in unrealized appreciation (depreciation)          50,889            (24)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (16,182)           (24)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (207)             -
  Payments received from contract owners                       200              -
  Transfers between sub-accounts (including fixed
   account), net                                           (76,954)             1
  Transfers for contract benefits and terminations               -              -
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (76,961)             1
                                                     -------------  -------------
    Net increase (decrease) in net assets                  (93,143)           (23)
Net assets at beginning of period                           93,143            121
                                                     -------------  -------------
Net assets at end of period                                      -             98
                                                     =============  =============

(e) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                      Scudder II
                                                     --------------------------------------------  --------------
                                                          Small         Dreman
                                                           Cap         Small Cap      Government
                                                         Growth          Value        Securities        Bond
                                                        Portfolio      Portfolio      Portfolio        Series
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (2,513)        (4,146)        21,678              6
  Net realized gain (loss)                                  (22,739)         9,873         13,993              -
  Change in unrealized appreciation (depreciation)          (53,212)       (66,930)        29,501              4
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (78,464)       (61,203)        65,172             10
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -
  Payments received from contract owners                     15,000         61,223        154,424              -
  Transfers between sub-accounts (including fixed
   account), net                                             24,476         67,579        (25,278)             -
  Transfers for contract benefits and terminations           (1,946)       (54,934)      (228,384)            (1)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   37,530         73,868        (99,238)            (1)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   (40,934)        12,665        (34,066)             9
Net assets at beginning of period                           199,064        356,011        968,152            120
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $      158,130        368,676        934,086            129
                                                     ==============  =============  =============  =============

                                                                   MFS
                                                     --------------------------------------------

                                                                                      Emerging
                                                        Research       Research        Growth
                                                         Series        Series B        Series
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (9,033)          (407)       (10,416)
  Net realized gain (loss)                                (150,632)        (1,725)      (182,570)
  Change in unrealized appreciation (depreciation)         (97,993)        (7,142)      (146,297)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (257,658)        (9,274)      (339,283)
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -              -
  Payments received from contract owners                     1,340         10,341              -
  Transfers between sub-accounts (including fixed
   account), net                                           (46,858)        15,508       (119,656)
  Transfers for contract benefits and terminations        (105,372)          (141)       (74,311)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (150,890)        25,708       (193,967)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                 (408,548)        16,434       (533,250)
Net assets at beginning of period                        1,017,443         16,873      1,062,519
                                                     -------------  -------------  -------------
Net assets at end of period                                608,895         33,307        529,269
                                                     =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                        MFS
                                                     ---------------------------------------------------------------------------
                                                        Emerging          High           High        Strategic      Strategic
                                                         Growth          Income         Income        Income         Income
                                                        Series B         Series        Series B       Series        Series B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (101)        19,946         26,810           (351)          (479)
  Net realized gain (loss)                                      (22)       (10,930)        (2,094)         1,160            313
  Change in unrealized appreciation (depreciation)           (2,415)        (3,818)        (9,999)         3,997          3,347
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (2,538)         5,198         14,717          4,806          3,181
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                          -            270        387,860              -         36,500
  Transfers between sub-accounts (including fixed
   account), net                                              4,032         70,492        563,152         66,801         41,530
  Transfers for contract benefits and terminations                -        (10,537)       (23,107)        (5,034)        (3,157)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    4,032         60,225        927,905         61,767         74,873
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     1,494         65,423        942,622         66,573         78,054
Net assets at beginning of period                             4,233        344,017        248,449         15,095            410
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $        5,727        409,440      1,191,071         81,668         78,464
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                       Investors      Investors
                                                         Trust          Trust
                                                        Series        Series B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (12,816)       (14,629)
  Net realized gain (loss)                                 (91,190)       (20,367)
  Change in unrealized appreciation (depreciation)        (283,473)      (295,166)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (387,479)      (330,162)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -           (267)
  Payments received from contract owners                     1,170        203,247
  Transfers between sub-accounts (including fixed
   account), net                                            25,136        788,433
  Transfers for contract benefits and terminations         (64,697)       (34,387)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (38,391)       957,026
                                                     -------------  -------------
    Net increase (decrease) in net assets                 (425,870)       626,864
Net assets at beginning of period                        1,790,745        762,677
                                                     -------------  -------------
Net assets at end of period                              1,364,875      1,389,541
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                  MFS                                                MetLife
                                                     -----------------------------  --------------------------------------------
                                                                                                      Harris
                                                           New            New           Davis         Oakmark        Jennison
                                                        Discovery      Discovery       Venture        Focused         Growth
                                                         Series        Series B        Value E        Value B         B (d)
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (4,727)       (20,105)       (15,743)       (18,546)        (5,052)
  Net realized gain (loss)                                  (15,815)       (21,280)       (22,494)       (24,660)        (4,546)
  Change in unrealized appreciation (depreciation)         (113,066)      (446,663)      (177,433)       (84,885)       (68,173)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (133,608)      (488,048)      (215,670)      (128,091)       (77,771)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -            500              -          1,200
  MetLife Investors Insurance Company of California
   redemptions                                                  (73)          (294)           (93)             -              -
  Payments received from contract owners                        928        679,626      2,264,064      1,608,715      1,275,530
  Transfers between sub-accounts (including fixed
   account), net                                            104,410        801,759      1,101,892        997,634        365,182
  Transfers for contract benefits and terminations           (9,852)       (41,320)       (25,754)       (23,377)        (3,562)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   95,413      1,439,771      3,340,609      2,582,972      1,638,350
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   (38,195)       951,723      3,124,939      2,454,881      1,560,579
Net assets at beginning of period                           366,847        694,783        171,207        118,163              -
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      328,652      1,646,506      3,296,146      2,573,044      1,560,579
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                          MFS            MFS
                                                       Investors        Total
                                                         Trust          Return
                                                      Series B (d)   Series B (d)
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (5,061)        (2,324)
  Net realized gain (loss)                                    (926)           (50)
  Change in unrealized appreciation (depreciation)         (59,396)         1,538
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (65,383)          (836)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                    800            800
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                   377,465         35,862
  Transfers between sub-accounts (including fixed
   account), net                                           646,821        469,794
  Transfers for contract benefits and terminations          (2,937)        (6,392)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,022,149        500,064
                                                     -------------  -------------
    Net increase (decrease) in net assets                  956,766        499,228
Net assets at beginning of period                                -              -
                                                     -------------  -------------
Net assets at end of period                                956,766        499,228
                                                     =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                MetLife                                            Oppenheimer
                                                     -----------------------------  --------------------------------------------
                                                        Capital                                     Main Street
                                                        Guardian         Stock         Capital       Growth &          High
                                                       US Equity         Index       Appreciation     Income          Income
                                                      Series B (d)    Portfolio B        Fund          Fund            Fund
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (2,049)       (10,586)        (2,761)        (2,594)        22,390
  Net realized gain (loss)                                     (370)      (235,230)       (18,912)       (19,898)       (16,996)
  Change in unrealized appreciation (depreciation)          (24,338)       (31,029)       (99,288)       (69,202)       (14,681)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (26,757)      (276,845)      (120,961)       (91,694)        (9,287)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                     800              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -           (102)             -              -              -
  Payments received from contract owners                    167,138        728,761          1,625          1,125          1,178
  Transfers between sub-accounts (including fixed
   account), net                                            235,776        941,574        (25,766)        (5,167)        (6,505)
  Transfers for contract benefits and terminations           (4,410)       (23,837)        (9,804)       (63,250)       (47,299)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  399,304      1,646,396        (33,945)       (67,292)       (52,626)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   372,547      1,369,551       (154,906)      (158,986)       (61,913)
Net assets at beginning of period                                 -        116,577        453,227        510,965        273,708
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      372,547      1,486,128        298,321        351,979        211,795
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------

                                                                      Strategic
                                                          Bond          Bond
                                                          Fund          Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              57,131          5,204
  Net realized gain (loss)                                  (6,683)        (1,124)
  Change in unrealized appreciation (depreciation)          22,900          1,827
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             73,348          5,907
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                       393              -
  Transfers between sub-accounts (including fixed
   account), net                                           103,699         20,523
  Transfers for contract benefits and terminations         (52,527)        (2,236)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  51,565         18,287
                                                     -------------  -------------
    Net increase (decrease) in net assets                  124,913         24,194
Net assets at beginning of period                          958,275         87,802
                                                     -------------  -------------
Net assets at end of period                              1,083,188        111,996
                                                     =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                      Putnam
                                                     ---------------------------------------------------------------------------
                                                        Growth &        Growth &         New            New
                                                         Income          Income         Value          Value          Vista
                                                          Fund           Fund B         Fund           Fund B         Fund
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        7,463         (2,049)          (252)          (162)        (7,299)
  Net realized gain (loss)                                 (113,623)        (3,895)        (3,040)        (3,652)      (105,915)
  Change in unrealized appreciation (depreciation)         (294,809)       (40,867)       (19,763)        (3,161)       (92,092)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (400,969)       (46,811)       (23,055)        (6,975)      (205,306)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                      1,100        358,635              -         12,500          1,350
  Transfers between sub-accounts (including fixed
   account), net                                           (212,737)           108        (20,110)        12,790        (58,895)
  Transfers for contract benefits and terminations         (133,279)        (6,099)          (181)             -        (16,652)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (344,916)       352,644        (20,291)        25,290        (74,197)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (745,885)       305,833        (43,346)        18,315       (279,503)
Net assets at beginning of period                         2,115,112         27,959        123,671          4,905        677,874
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $    1,369,227        333,792         80,325         23,220        398,371
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                                    International
                                                         Vista         Growth
                                                         Fund B         Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (283)        (5,158)
  Net realized gain (loss)                                  (1,118)      (174,962)
  Change in unrealized appreciation (depreciation)          (5,529)      (143,441)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (6,930)      (323,561)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                     5,000          2,884
  Transfers between sub-accounts (including fixed
   account), net                                            19,083        (66,629)
  Transfers for contract benefits and terminations               -       (152,770)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  24,083       (216,515)
                                                     -------------  -------------
    Net increase (decrease) in net assets                   17,153       (540,076)
Net assets at beginning of period                            7,273      1,787,750
                                                     -------------  -------------
Net assets at end of period                                 24,426      1,247,674
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                        Putnam
                                                     --------------------------------------------  --------------
                                                                     International  International      Global
                                                                          New            New           Income
                                                      International  Opportunities  Opportunities    Securities
                                                        Equity B         Fund          Fund B           Fund
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (15,081)          (944)          (121)          (109)
  Net realized gain (loss)                                   (9,095)       (22,312)            (7)           360
  Change in unrealized appreciation (depreciation)         (307,726)        (7,195)        (1,173)         8,921
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (331,902)       (30,451)        (1,301)         9,172
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (168)             -              -              -
  Payments received from contract owners                    567,877            550          3,041              -
  Transfers between sub-accounts (including fixed
   account), net                                          1,121,352         (6,948)         8,487          3,026
  Transfers for contract benefits and terminations          (28,293)       (19,274)            (2)        (1,860)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                1,660,768        (25,672)        11,526          1,166
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 1,328,866        (56,123)        10,225         10,338
Net assets at beginning of period                           890,302        223,573          8,453         43,788
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $    2,219,168        167,450         18,678         54,126
                                                     ==============  =============  =============  =============

                                                                Templeton
                                                     --------------------------------------------
                                                         Global        Franklin       Franklin
                                                         Income         Small          Small
                                                       Securities        Cap            Cap
                                                         Fund B          Fund          Fund B
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 (51)        (5,185)        (1,735)
  Net realized gain (loss)                                   1,022        (70,669)          (909)
  Change in unrealized appreciation (depreciation)           2,671       (114,964)       (49,650)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              3,642       (190,818)       (52,294)
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -              -
  Payments received from contract owners                         -         30,717         24,327
  Transfers between sub-accounts (including fixed
   account), net                                            (6,619)       (30,372)       102,819
  Transfers for contract benefits and terminations             (38)       (65,820)        (1,604)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (6,657)       (65,475)       125,542
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                   (3,015)      (256,293)        73,248
Net assets at beginning of period                           19,985        690,525        125,026
                                                     -------------  -------------  -------------
Net assets at end of period                                 16,970        434,232        198,274
                                                     =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                     Templeton
                                                     ---------------------------------------------------------------------------
                                                                                                                    Developing
                                                         Growth          Growth        Foreign        Foreign        Markets
                                                       Securities      Securities     Securities     Securities     Securities
                                                          Fund           Fund B          Fund          Fund B          Fund
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        3,681            926          2,582            766            796
  Net realized gain (loss)                                  (15,385)         1,759       (134,413)        (5,671)       (22,933)
  Change in unrealized appreciation (depreciation)          (53,820)       (25,496)       (23,263)       (47,045)        17,566
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (65,524)       (22,811)      (155,094)       (51,950)        (4,571)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                      6,915         10,171          4,661         41,781            740
  Transfers between sub-accounts (including fixed
   account), net                                             41,580         78,499         15,513        162,258        (22,662)
  Transfers for contract benefits and terminations          (43,597)        (3,638)       (63,169)        (2,057)       (30,294)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    4,898         85,032        (42,995)       201,982        (52,216)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   (60,626)        62,221       (198,089)       150,032        (56,787)
Net assets at beginning of period                           305,670         50,040        833,951        151,646        390,179
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      245,044        112,261        635,862        301,678        333,392
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                       Developing       Mutual
                                                        Markets         Shares
                                                       Securities     Securities
                                                         Fund B          Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (1,066)        (1,603)
  Net realized gain (loss)                                  (1,269)       (32,835)
  Change in unrealized appreciation (depreciation)         (27,762)       (56,365)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (30,097)       (90,803)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (104)             -
  Payments received from contract owners                   171,308          1,222
  Transfers between sub-accounts (including fixed
   account), net                                           318,496       (162,188)
  Transfers for contract benefits and terminations         (11,798)      (139,527)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 477,902       (300,493)
                                                     -------------  -------------
    Net increase (decrease) in net assets                  447,805       (391,296)
Net assets at beginning of period                          389,649        717,383
                                                     -------------  -------------
Net assets at end of period                                837,454        326,087
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                       Templeton
                                                     --------------------------------------------  --------------
                                                         Mutual      Franklin Large Franklin Large
                                                         Shares        Cap Growth     Cap Growth
                                                       Securities      Securities     Securities      Growth
                                                         Fund B           Fund          Fund B       Portfolio
                                                     --------------  -------------- -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (5,854)        (3,661)          (661)          (963)
  Net realized gain (loss)                                    4,040       (160,747)        (2,708)        (1,648)
  Change in unrealized appreciation (depreciation)         (135,582)       (34,163)       (34,602)       (28,457)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (137,396)      (198,571)       (37,971)       (31,068)
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                     400              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (99)             -              -              -
  Payments received from contract owners                    163,167         (5,325)       115,590          1,385
  Transfers between sub-accounts (including fixed
   account), net                                            479,081         34,799         61,199          4,034
  Transfers for contract benefits and terminations           (9,464)      (140,025)        (2,200)          (542)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  633,085       (110,551)       174,589          4,877
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   495,689       (309,122)       136,618        (26,191)
Net assets at beginning of period                           558,084        918,264         60,094         98,362
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $    1,053,773        609,142        196,712         72,171
                                                     ==============  =============  =============  =============

                                                                Fidelity
                                                     --------------------------------------------

                                                                                        Growth
                                                        Growth        Contrafund     Opportunities
                                                      Portfolio B     Portfolio        Portfolio
                                                     -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (1,993)          (203)             (45)
  Net realized gain (loss)                                  (3,139)          (254)            (776)
  Change in unrealized appreciation (depreciation)         (45,518)        (3,370)          (2,798)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (50,650)        (3,827)          (3,619)
                                                     -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -                -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -                -
  Payments received from contract owners                    38,969            130                -
  Transfers between sub-accounts (including fixed
   account), net                                            97,512          2,774              227
  Transfers for contract benefits and terminations          (1,379)           (35)            (770)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 135,102          2,869             (543)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets                   84,452           (958)          (4,162)
Net assets at beginning of period                           87,370         36,454           15,952
                                                     -------------  -------------    -------------
Net assets at end of period                                171,822         35,496           11,790
                                                     =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                               Fidelity
                                                     -----------------------------------------------------------  --------------
                                                        Growth &        Equity-        Equity-         High          Income &
                                                         Income         Income         Income         Income          Growth
                                                        Portfolio      Portfolio     Portfolio B    Portfolio B        Fund
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          (44)            25           (434)             8        (20,909)
  Net realized gain (loss)                                     (901)            61          1,029           (104)       (60,147)
  Change in unrealized appreciation (depreciation)           (9,961)        (1,458)       (19,697)           512       (592,788)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (10,906)        (1,372)       (19,102)           416       (673,844)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -           (188)
  Payments received from contract owners                      1,620              -         51,000              -        817,495
  Transfers between sub-accounts (including fixed
   account), net                                              1,451            129         53,440         13,459      1,675,310
  Transfers for contract benefits and terminations             (121)           (24)          (581)           (30)      (114,619)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    2,950            105        103,859         13,429      2,377,998
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    (7,956)        (1,267)        84,757         13,845      1,704,154
Net assets at beginning of period                            59,198          7,574         40,489            361      1,992,913
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $       51,242          6,307        125,246         14,206      3,697,067
                                                     ==============  =============  =============  =============  =============

                                                     American Century
                                                     -----------------------------

                                                     International      Value
                                                         Fund           Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (509)       (11,125)
  Net realized gain (loss)                                  (4,004)        39,857
  Change in unrealized appreciation (depreciation)          (9,050)      (280,263)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (13,563)      (251,531)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -           (215)
  Payments received from contract owners                         -        285,989
  Transfers between sub-accounts (including fixed
   account), net                                            45,373        238,258
  Transfers for contract benefits and terminations          (2,874)      (108,233)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  42,499        415,799
                                                     -------------  -------------
    Net increase (decrease) in net assets                   28,936        164,268
Net assets at beginning of period                           47,160      1,237,841
                                                     -------------  -------------
Net assets at end of period                                 76,096      1,402,109
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                              Dreyfus
                                                     ---------------------------------------------------------------------------
                                                          Stock          Stock       Disciplined    Disciplined      Capital
                                                          Index          Index          Stock          Stock       Appreciation
                                                          Fund           Fund B       Portfolio     Portfolio B     Portfolio
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (114)          (530)          (359)          (315)        (2,009)
  Net realized gain (loss)                                   (8,037)        (6,033)        (9,593)          (426)       (65,185)
  Change in unrealized appreciation (depreciation)          (16,797)       (80,314)          (467)        (9,592)        (7,648)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (24,948)       (86,877)       (10,419)       (10,333)       (74,842)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                          -        377,675          1,100              -          1,316
  Transfers between sub-accounts (including fixed
   account), net                                            (21,351)        91,213        (26,092)          (777)       (83,443)
  Transfers for contract benefits and terminations           (7,158)       (26,273)        (4,033)          (166)       (52,960)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (28,509)       442,615        (29,025)          (943)      (135,087)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   (53,457)       355,738        (39,444)       (11,276)      (209,929)
Net assets at beginning of period                           126,537          2,852         59,768         43,325        370,213
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $       73,080        358,590         20,324         32,049        160,284
                                                     ==============  =============  =============  =============  =============

                                                                       Invesco
                                                     -------------- -------------
                                                        Capital
                                                      Appreciation     Dynamics
                                                      Portfolio B        Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (3,047)       (18,031)
  Net realized gain (loss)                                 (13,639)       (53,347)
  Change in unrealized appreciation (depreciation)        (178,141)      (375,151)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (194,827)      (446,529)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (96)          (168)
  Payments received from contract owners                   236,323        339,006
  Transfers between sub-accounts (including fixed
   account), net                                           572,488        688,629
  Transfers for contract benefits and terminations          (8,576)       (46,527)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 800,139        980,940
                                                     -------------  -------------
    Net increase (decrease) in net assets                  605,312        534,411
Net assets at beginning of period                          582,753        934,856
                                                     -------------  -------------
Net assets at end of period                              1,188,065      1,469,267
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                         Invesco                                PIMCO
                                                     --------------  ----------------------------------------------------------
                                                                                                     StocksPLUS
                                                          High           High            Low          Growth &        Total
                                                          Yield          Yield        Duration         Income        Return
                                                          Fund         Portfolio      Portfolio      Portfolio      Portfolio
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       18,517          2,539          4,623            868         66,208
  Net realized gain (loss)                                  (12,968)           (24)         2,899         (3,620)        42,961
  Change in unrealized appreciation (depreciation)          (11,810)        (1,225)         5,097         (5,575)        83,134
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (6,261)         1,290         12,619         (8,327)       192,303
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (71)             -           (115)             -           (212)
  Payments received from contract owners                          -          6,109         39,897          7,134        404,141
  Transfers between sub-accounts (including fixed
   account), net                                             10,228         64,104        143,791         45,452      1,099,627
  Transfers for contract benefits and terminations          (11,837)           (23)       (12,699)          (226)       (69,896)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (1,680)        70,190        170,874         52,360      1,433,660
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    (7,941)        71,480        183,493         44,033      1,625,963
Net assets at beginning of period                           209,625         16,587        161,369         34,796      1,521,708
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      201,684         88,067        344,862         78,829      3,147,671
                                                     ==============  =============  =============  =============  =============

                                                               Scudder I
                                                     ----------------------------


                                                     International  International
                                                       Portfolio     Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (584)        (4,788)
  Net realized gain (loss)                                 (70,863)        (5,356)
  Change in unrealized appreciation (depreciation)          37,806        (84,629)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (33,641)       (94,773)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -            (75)
  Payments received from contract owners                       658        131,806
  Transfers between sub-accounts (including fixed
   account), net                                           (26,611)       244,560
  Transfers for contract benefits and terminations         (13,691)        (5,463)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (39,644)       370,828
                                                     -------------  -------------
    Net increase (decrease) in net assets                  (73,285)       276,055
Net assets at beginning of period                          152,361        266,476
                                                     -------------  -------------
Net assets at end of period                                 79,076        542,531
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                Total
                                                            ------------
       Increase (decrease) in net assets from operations:
         Net investment income (loss)                       $    435,998
         Net realized gain (loss)                             (4,864,010)
         Change in unrealized appreciation (depreciation)    (37,167,719)
                                                            ------------
           Net increase (decrease) in net assets from
            operations                                       (41,595,731)
                                                            ------------
       Contract transactions:
         MetLife Investors Insurance Company of California
          payments                                                 8,200
         MetLife Investors Insurance Company of California
          redemptions                                             (5,121)
         Payments received from contract owners               40,119,552
         Transfers between sub-accounts (including fixed
          account), net                                       36,364,149
         Transfers for contract benefits and terminations    (23,951,139)
                                                            ------------
           Net increase (decrease) in net assets from
            contract transactions                             52,535,641
                                                            ------------
           Net increase (decrease) in net assets              10,939,910
       Net assets at beginning of period                     213,958,815
                                                            ------------
       Net assets at end of period                          $224,898,725
                                                            ============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) Organization
   MetLife Investors Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors Insurance Company of California (MLIOC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIOC.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIOC.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIOC's other assets and liabilities. The portion of the Separate Account's asset applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIOC may conduct.

   The following sub-accounts were available for investment as of December 31, 2003:
                 Met Investors Series Trust (Met Investors):
                   Lord Abbett Growth & Income Portfolio
                   Lord Abbett Growth & Income Portfolio B
                   Lord Abbett Bond Debenture Portfolio
                   Lord Abbett Bond Debenture Portfolio B
                   Lord Abbett Growth Opportunity Portfolio
                   Lord Abbett Growth Opportunity Portfolio B
                   Lord Abbett Mid-Cap Value Portfolio
                   Lord Abbett Mid-Cap Value Portfolio B
                   Lord Abbett America's Value Portfolio B
                   JP Morgan Quality Bond Portfolio
                   JP Morgan Quality Bond Portfolio B
                   JP Morgan Select Equity Portfolio
                   JP Morgan Select Equity Portfolio B
                   JP Morgan Small Cap Stock Portfolio
                   Met/Putnam Capital Opportunities Portfolio B
                   Met/Putnam Research Portfolio B
                   Oppenheimer Capital Appreciation Portfolio B
                   PIMCO Inflation Protected Bond Portfolio B
                   PIMCO Money Market Portfolio B
                   Janus Aggressive Growth Portfolio B
                   PIMCO Total Return Bond Portfolio B
                   PIMCO Innovation Portfolio B
                   T Rowe Price Mid Cap Growth Portfolio B
                   MFS Research International Portfolio
                   MFS Research International Portfolio B
                   AIM Small Cap Growth Portfolio B
                   AIM Mid Cap Core Equity Portfolio B
                   Harris Oakmark International Portfolio B
                   Third Avenue Small Cap Value Portfolio B
                 Russell Insurance Funds (Russell):
                   Multi-Style Equity Fund
                   Aggressive Equity Fund
                   Non-U.S. Fund
                 Russell Insurance Funds (Russell), continued:
                  Core Bond Fund
                  Real Estate Securities Fund
                 AIM Variable Insurance Funds, Inc. (AIM):
                  Premier Equity Fund
                  Premier Equity Fund B
                  Capital Appreciation Fund
                  Capital Appreciation Fund B
                  International Growth Fund
                  International Growth Fund B
                 Alliance Variable Products Series Fund, Inc.
                  (Alliance):
                  Premier Growth Portfolio
                  Premier Growth Portfolio B
                  Bernstein Real Estate Investment Portfolio
                  Bernstein Real Estate Investment Portfolio B
                  Bernstein Small Cap Portfolio B
                  Bernstein Value Portfolio B
                 Liberty Variable Investment Trust (Liberty):
                  Newport Tiger Fund, Variable Series
                 Goldman Sachs Variable Insurance Trust (Goldman
                  Sachs):
                  Growth & Income Fund
                  International Equity Fund
                 Scudder II Variable Series (Scudder II):
                  Dreman High Return Equity Portfolio
                  Small Cap Growth Portfolio
                  Dreman Small Cap Value Portfolio
                  Government Securities Portfolio
                 MFS Variable Insurance Trust (MFS):
                  Bond Series
                  Research Series
                  Research Series B
                  Emerging Growth Series
                  Emerging Growth Series B
                  High Income Series
                  High Income Series B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) Organization, continued:
   Sub-accounts were available for investment as of December 31, 2003, continued:
        MFS Variable Insurance Trust (MFS), continued:
          Strategic Income Series
          Strategic Income Series B
          Investors Trust Series
          Investors Trust Series B
          New Discovery Series
          New Discovery Series B
        Metropolitan Life Series Funds, Inc. (MetLife):
          Davis Venture Value A
          Davis Venture Value E
          Harris Oakmark Focused Value B
          Jennison Growth B
          MFS Investors Trust Series B
          MFS Total Return Series A
          MFS Total Return Series B
          Capital Guardian U.S. Equity Series A
          Capital Guardian U.S. Equity Series B
          Met/Putnam Voyager Portfolio B
          MFS Research B
          Putnam International Stock B
          SSR Money Market Portfolio
          Stock Index Portfolio B
        Oppenheimer Variable Account Funds (Oppenheimer):
          Capital Appreciation Fund
          Main Street Growth & Income Fund
          High Income Fund
          Bond Fund
          Strategic Bond Fund
        Putnam Variable Trust (Putnam):
          Growth & Income Fund
          Growth & Income Fund B
          New Value Fund
          New Value Fund B
          Vista Fund
          Vista Fund B
          International Growth Fund
          International Equity B
          International New Opportunities Fund
          International New Opportunities Fund B
          Equity Income B
        Franklin Templeton Variable Insurance Products Trust (Templeton):
          Global Income Securities Fund
          Global Income Securities Fund B
       Franklin Templeton Variable Insurance Products Trust
         (Templeton), continued:
         Franklin Small Cap Fund
         Franklin Small Cap Fund B
         Growth Securities Fund
         Growth Securities Fund B
         Foreign Securities Fund
         Foreign Securities Fund B
         Developing Markets Securities Fund
         Developing Markets Securities Fund B
         Mutual Shares Securities Fund
         Mutual Shares Securities Fund B
         Franklin Large Cap Growth Securities Fund
         Franklin Large Cap Growth Securities Fund B
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
         Growth Portfolio
         Growth Portfolio B
         Contrafund Portfolio
         Growth Opportunities Portfolio
         Growth & Income Portfolio
         Equity-Income Portfolio
         Equity-Income Portfolio B
         High Income Portfolio B
       American Century Variable Portfolios, Inc. (American Century):
         Income & Growth Fund
         International Fund
         Value Fund
       Dreyfus Variable Investment Fund (Dreyfus):
         Stock Index Fund
         Stock Index Fund B
         Disciplined Stock Portfolio
         Disciplined Stock Portfolio B
         Capital Appreciation Portfolio
         Capital Appreciation Portfolio B
       INVESCO Variable Investment Funds, Inc. (INVESCO):
         Dynamics Fund
         High Yield Fund
       PIMCO Variable Insurance Trust (PIMCO):
         High Yield Portfolio
         Low Duration Portfolio
         StocksPLUS Growth & Income Portfolio
         Total Return Portfolio
       Scudder I Variable Life Investment Fund (Scudder I):
         International Portfolio
         International Portfolio B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) Organization, continued:

  During 2003, the following portfolios changed names:
    Met Investors Series Trust - JP Morgan Small Cap Stock Portfolio B to
     Met/Putnam Capital Opportunities Portfolio B
    Met Investors Series Trust - MFS Mid Cap Growth Portfolio B to T Rowe
     Price Mid Cap Growth Portfolio B
    Met Investors Series Trust - MIST SSR Concentrated International
     Portfolio B to Harris Oakmark International Portfolio B
    MetLife Series - Zenith Davis Venture Value Fund E to MetLife Davis
     Venture Value Fund E
    MetLife Series - Zenith Harris Oakmark Focused Value Series B to MetLife
     Harris Oakmark Focused Value Series B
    MetLife Series - Zenith Jennison Growth Portfolio B to MetLife Jennison
     Growth Portfolio B
    MetLife Series - Zenith MFS Investors Trust Series B to MetLife MFS
     Investors Trust Series B
    MetLife Series - Zenith MFS Total Return Series B to MetLife MFS Total
     Return Series B
    MetLife Series - Zenith Capital Guardian U.S. Equity Series B to MetLife
     Capital Guardian U.S. Equity Series B
    Putnam Series - Putnam International Growth Fund B to Putnam
     International Equity B

  The following sub-accounts ceased operations during the years ended
    December 31, 2003 and 2002:

Year ended December 31, 2003:                             Date Ceased Operations
-----------------------------                             ----------------------
 Met Investors Lord Abbett Developing Growth Portfolio        April 25, 2003
 Met Investors Lord Abbett Developing Growth Portfolio B      April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio             April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio B           April 25, 2003
 Met Investors JP Morgan International Equity Portfolio       April 25, 2003
 Met Investors JP Morgan International Equity Portfolio B     April 25, 2003
 GACC Money Market Fund                                       April 25, 2003

Year ended December 31, 2002:
-----------------------------
 Goldman Sachs Internet Tollkeeper Fund                          May 1, 2002
 Goldman Sachs Global Income Fund                                May 1, 2002

  The following sub-accounts began operations during the years ended
    December 31, 2003 and 2002:

Year ended December 31, 2003:                             Date Began Operations
-----------------------------                             ---------------------
 Met Investors Lord Abbett America's Value Portfolio B          May 1, 2003
 Met Investors PIMCO Inflation Protected Bond Portfolio B       May 1, 2003
 Met Investors MFS Research International Portfolio          April 25, 2003
 MetLife Davis Venture Value A                                  May 1, 2003
 MetLife MFS Total Return Series A                              May 1, 2003
 MetLife Capital Guardian U.S. Equity Series A                  May 1, 2003
 MetLife Met/Putnam Voyager Portfolio B                         May 1, 2003
 MetLife MFS Research B                                         May 1, 2003
 MetLife Putnam International Stock B                           May 1, 2003
 MetLife SSR Money Market Portfolio                          April 25, 2003
 Putnam Equity Income B                                         May 1, 2003

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) Organization, continued:

 Year ended December 31, 2002:                           Date Began Operations
 -----------------------------                           ---------------------
  Met Investors Third Avenue Small Cap Value Portfolio B      May 1, 2002
  AIM Premier Equity Fund B                                   May 1, 2002
  AIM Capital Appreciation Fund B                             May 1, 2002
  AIM International Growth Fund B                             May 1, 2002
  MetLife Jennison Growth B                                   May 1, 2002
  MetLife MFS Investors Trust Series B                        May 1, 2002
  MFS Total Return Series B                                   May 1, 2002
  MetLife Capital Guardian U.S. Equity Series B               May 1, 2002

(2) Significant Accounting Policies

  (a) Investment Valuation
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios. These investment companies value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (b) Reinvestment of Distributions
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (c) Federal Income Taxes
      The operations of the Separate Account are included in the federal income tax return of MLIOC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIOC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (d) Annuity Reserves
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLIOC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLIOC.

  (e) Estimates
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

(3) Separate Account Expenses
   For variable annuity contracts, MLIOC deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.35%. This charge varies according to the product specifications.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(4) Contract Fees
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLIOC deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the period ended December 31, 2003, MLIOC deducted surrender fees of $145,102 from the Separate Account.

   For variable annuity contracts with a sales charge, MLIOC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   MLIOC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIOC may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2003, MLIOC deducted contract maintenance and transfer fees of $352,156 from the Separate Account.

   Currently, MLIOC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLIOC reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(5) Cost Basis of Investments
   The cost basis of each sub-account's investment as of December 31, 2003 follows:

    Met Investors Lord Abbett Growth & Income Portfolio        $ 53,803,037
    Met Investors Lord Abbett Growth & Income Portfolio B        35,539,857
    Met Investors Lord Abbett Bond Debenture Portfolio           11,283,041
    Met Investors Lord Abbett Bond Debenture Portfolio B         18,673,507
    Met Investors Lord Abbett Growth Opportunity Portfolio        1,354,213
    Met Investors Lord Abbett Growth Opportunity Portfolio B      1,588,028
    Met Investors Lord Abbett Mid-Cap Value Portfolio             4,077,844
    Met Investors Lord Abbett Mid-Cap Value Portfolio B           7,088,462
    Met Investors Lord Abbett America's Value Portfolio B           498,694
    Met Investors JP Morgan Quality Bond Portfolio                6,318,074
    Met Investors JP Morgan Quality Bond Portfolio B              4,898,541
    Met Investors JP Morgan Select Equity Portfolio              12,217,079
    Met Investors JP Morgan Select Equity Portfolio B               594,379
    Met Investors JP Morgan Small Cap Stock Portfolio             6,090,326
    Met Investors Met/Putnam Capital Opportunities Portfolio B      360,984
    Met Investors Met/Putnam Research Portfolio B                 2,159,231
    Met Investors Oppenheimer Capital Appreciation Portfolio B   11,396,099
    Met Investors PIMCO Inflation Protected Bond Portfolio B     10,256,238
    Met Investors PIMCO Money Market Portfolio B                  9,898,893
    Met Investors Janus Aggressive Growth Portfolio B             4,726,489
    Met Investors PIMCO Total Return Bond Portfolio B            22,185,107
    Met Investors PIMCO Innovation Portfolio B                      780,348
    Met Investors T Rowe Price Mid Cap Growth Portfolio B         7,202,394
    Met Investors MFS Research International Portfolio            3,675,862
    Met Investors MFS Research International Portfolio B          3,610,852
    Met Investors AIM Small Cap Growth Portfolio B                4,735,831
    Met Investors AIM Mid Cap Core Equity Portfolio B             3,831,639
    Met Investors Harris Oakmark International Portfolio B        5,421,742
    Met Investors Third Avenue Small Cap Value Portfolio B        6,288,768
    Russell Multi-Style Equity Fund                               5,109,833
    Russell Aggressive Equity Fund                                  852,689
    Russell Non-US Fund                                           2,326,387
    Russell Core Bond Fund                                        3,494,797
    Russell Real Estate Securities Fund                             301,487
    AIM Premier Equity Fund                                       5,396,543
    AIM Premier Equity Fund B                                       326,693
    AIM Capital Appreciation Fund                                 3,679,640
    AIM Capital Appreciation Fund B                                 101,222
    AIM International Growth Fund                                   504,129
    AIM International Growth Fund B                                  44,870
    Alliance Premier Growth Portfolio                             3,365,316
    Alliance Premier Growth Portfolio B                           7,277,122
    Alliance Bernstein Real Estate Investment Portfolio             599,065
    Alliance Bernstein Real Estate Investment Portfolio B         2,697,420
    Alliance Bernstein Small Cap Portfolio B                        184,353

           Alliance Bernstein Value Portfolio B          $     53,009
           Liberty Newport Tiger Fund, Variable Series         81,128
           Goldman Sachs Growth & Income Fund                 215,980
           Goldman Sachs International Equity Fund            288,009
           Scudder Dreman High Return Equity Portfolio              -
           Scudder Small Cap Growth Portfolio                 307,664
           Scudder Dreman Small Cap Value Portfolio           294,362
           Scudder Government Securities Portfolio            693,270
           MFS Bond Series                                          -
           MFS Research Series                                945,623
           MFS Research Series B                               41,963
           MFS Emerging Growth Series                         824,527
           MFS Emerging Growth Series B                        27,761
           MFS High Income Series                             470,279
           MFS High Income Series B                         2,908,087
           MFS Strategic Income Series                        146,307
           MFS Strategic Income Series B                      650,832
           MFS Investors Trust Series                       1,648,802
           MFS Investors Trust Series B                     1,624,707
           MFS New Discovery Series                           382,142
           MFS New Discovery Series B                       3,382,354
           MetLife Davis Venture Value A                       75,138
           MetLife Davis Venture Value E                   14,193,179
           MetLife Harris Oakmark Focused Value B           9,711,000
           MetLife Jennison Growth B                        6,344,863
           MetLife MFS Investors Trust Series B             3,949,519
           MetLife MFS Total Return Series A                  366,706
           MetLife MFS Total Return Series B                1,126,986
           MetLife Capital Guardian U.S. Equity Series A      133,938
           MetLife Capital Guardian U.S. Equity Series B    1,055,379
           MetLife Met/Putnam Voyager Portfolio B             130,656
           MetLife MFS Research B                                   -
           MetLife Putnam International Stock B             1,234,999
           MetLife SSR Money Market Portfolio               1,763,963
           MetLife Stock Index Portfolio B                  5,504,026
           Oppenheimer Capital Appreciation Fund              441,037
           Oppenheimer Main Street Growth & Income Fund       451,772
           Oppenheimer High Income Fund                       279,698
           Oppenheimer Bond Fund                              997,252
           Oppenheimer Strategic Bond Fund                    125,804
           Putnam Growth & Income Fund                      1,551,996
           Putnam Growth & Income Fund B                      491,235
           Putnam New Value Fund                               87,095
           Putnam New Value Fund B                             47,036
           Putnam Vista Fund                                  726,914

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(5) Cost Basis of Investments, continued:

       Putnam Vista Fund B                                   $     23,527
       Putnam International Growth Fund                         1,511,325
       Putnam International Equity B                            3,811,359
       Putnam International New Opportunities Fund                267,643
       Putnam International New Opportunities Fund B               28,796
       Putnam Equity Income B                                     274,162
       Templeton Global Income Securities Fund                     47,320
       Templeton Global Income Securities Fund B                    6,785
       Templeton Franklin Small Cap Fund                          680,404
       Templeton Franklin Small Cap Fund B                        664,858
       Templeton Growth Securities Fund                           276,310
       Templeton Growth Securities Fund B                         126,565
       Templeton Foreign Securities Fund                          923,893
       Templeton Foreign Securities Fund B                        916,310
       Templeton Developing Markets Securities Fund               338,067
       Templeton Developing Markets Securities Fund B           1,607,716
       Templeton Mutual Shares Securities Fund                    330,194
       Templeton Mutual Shares Securities Fund B                1,429,998
       Templeton Franklin Large Cap Growth Securities Fund        739,014
       Templeton Franklin Large Cap Growth Securities Fund B      288,626
       Fidelity Growth Portfolio                                  115,605
       Fidelity Growth Portfolio B                                908,303

            Fidelity Contrafund Portfolio              $     40,955
            Fidelity Growth Opportunities Portfolio          19,744
            Fidelity Growth & Income Portfolio               69,284
            Fidelity Equity-Income Portfolio                  8,452
            Fidelity Equity-Income Portfolio B              210,146
            Fidelity High Income Portfolio B                 52,099
            American Century Income & Growth Fund         5,688,423
            American Century International Fund             116,819
            American Century Value Fund                   1,536,049
            Dreyfus Stock Index Fund                        104,596
            Dreyfus Stock Index Fund B                      411,073
            Dreyfus Disciplined Stock Portfolio              25,348
            Dreyfus Disciplined Stock Portfolio B            42,192
            Dreyfus Capital Appreciation Portfolio          190,436
            Dreyfus Capital Appreciation Portfolio B      1,727,937
            INVESCO Dynamics Fund                         2,294,838
            INVESCO High Yield Fund                         237,689
            PIMCO High Yield Portfolio                      535,486
            PIMCO Low Duration Portfolio                    526,195
            PIMCO StocksPLUS Growth & Income Portfolio      175,827
            PIMCO Total Return Portfolio                  2,953,179
            Scudder I International Portfolio               127,445
            Scudder I International Portfolio B             796,609
                                                       ------------
                                                       $395,801,723
                                                       ============

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding
   The changes in units outstanding for the years ended December 31, 2002 and 2003 were as follows:

                                                                         Met Investors
                                   -----------------------------------------------------------------------------------------
                                   Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett
                                    Growth &     Growth &       Bond         Bond      Developing   Developing     Growth
                                     Income       Income      Debenture    Debenture     Growth       Growth     Opportunity
                                    Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002     1,343,530      101,107      881,021       74,477      217,829       11,841       11,830
   Units Issued                         93,685      396,878       75,397      437,121       15,641       39,256        6,981
   Units Redeemed                     (240,351)     (47,558)    (209,083)     (80,951)     (57,589)      (7,613)      (4,355)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002   1,196,864      450,427      747,335      430,647      175,881       43,484       14,456
   Units Issued                        449,880      574,183       61,595    1,037,214          186        6,705      198,449
   Units Redeemed                     (186,810)    (101,054)     (87,915)    (203,229)    (176,067)     (50,189)     (18,300)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003   1,459,934      923,556      721,015    1,264,632            -            -      194,605
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002         6,200            -          500            -          442            -            -
   Units Issued                          5,515            -        1,059            -            -            -            -
   Units Redeemed                       (2,519)           -       (1,205)           -          (80)           -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002       9,196            -          354            -          362            -            -
   Units Issued                          7,437        2,031          968          483            -            -          426
   Units Redeemed                       (3,492)      (1,140)        (283)        (274)        (362)           -          (63)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003      13,141          891        1,039          209            -            -          363
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                          Met Investors
                                   ------------------------------------------------------------------------------------------
                                   Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett   JP Morgan    JP Morgan     JP Morgan
                                     Growth       Mid-Cap      Mid-Cap     America's    Enhanced     Enhanced    International
                                   Opportunity     Value        Value        Value        Index        Index        Equity
                                   Portfolio B   Portfolio   Portfolio B  Portfolio B   Portfolio   Portfolio B    Portfolio
                                   -----------  -----------  -----------  -----------  -----------  -----------  -------------
Accumulation Units:
 Unit Balance at January 1, 2002        34,744      241,270       71,645            -    1,475,938       13,343       764,330
   Units Issued                         92,709       96,227      200,882            -       19,317       17,111        11,514
   Units Redeemed                      (12,097)     (57,244)     (23,428)           -     (384,032)      (1,520)     (233,643)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002     115,356      280,253      249,099            -    1,111,223       28,934       542,201
   Units Issued                        113,894       33,812      202,637       46,317        5,995        3,282         1,778
   Units Redeemed                      (19,152)     (50,123)     (37,336)      (1,699)  (1,117,218)     (32,216)     (543,979)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2003     210,098      263,942      414,400       44,618            -            -             -
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========

Annuity Units:
 Unit Balance at January 1, 2002             -          119            -            -        9,025            -           250
   Units Issued                              -            -            -            -        8,052            -         4,698
   Units Redeemed                            -          (35)           -            -       (3,359)           -          (690)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002           -           84            -            -       13,718            -         4,258
   Units Issued                          1,724           89          532            -            -            -             -
   Units Redeemed                         (963)         (35)        (301)           -      (13,718)           -        (4,258)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2003         761          138          231            -            -            -             -
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                          Met Investors
                                   -------------------------------------------------------------------------------------------
                                     JP Morgan    JP Morgan    JP Morgan    JP Morgan    JP Morgan    JP Morgan    Met/Putnam
                                   International   Quality      Quality      Select       Select      Small Cap      Capital
                                      Equity        Bond         Bond        Equity       Equity        Stock     Opportunities
                                    Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio    Portfolio B
                                   ------------- -----------  -----------  -----------  -----------  -----------  -------------
Accumulation Units:
 Unit Balance at January 1, 2002          2,001      604,191       41,011    1,077,642       30,247      585,745         6,700
   Units Issued                           4,312      145,910      173,001       14,341       15,983       13,533        22,773
   Units Redeemed                            (8)    (191,781)     (17,626)    (255,199)      (3,176)    (127,932)       (1,535)
                                    -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002        6,305      558,320      196,386      836,784       43,054      471,346        27,938
   Units Issued                              77       36,072      241,432       11,586        3,592        4,708         2,317
   Units Redeemed                        (6,382)    (144,341)    (107,673)    (122,868)      (5,842)     (65,957)       (1,989)
                                    -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2003            -      450,051      330,145      725,502       40,804      410,097        28,266
                                    ===========  ===========  ===========  ===========  ===========  ===========   ===========

Annuity Units:
 Unit Balance at January 1, 2002              -        2,078            -        2,767            -            -             -
   Units Issued                               -        5,701            -        1,181            -        1,206             -
   Units Redeemed                             -       (2,085)           -       (1,948)           -       (1,082)            -
                                    -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002            -        5,694            -        2,000            -          124             -
   Units Issued                               -          656            -        1,344            -          178             -
   Units Redeemed                             -       (1,342)           -         (697)           -          (63)            -
                                    -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2003            -        5,008            -        2,647            -          239             -
                                    ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                          Met Investors
                                   -------------------------------------------------------------------------------------------
                                                Oppenheimer      PIMCO         PIMCO        Janus        PIMCO
                                   Met/Putnam     Capital      Inflation       Money     Aggressive   Total Return    PIMCO
                                    Research    Appreciation Protected Bond   Market       Growth         Bond     Innovation
                                   Portfolio B  Portfolio B   Portfolio B   Portfolio B  Portfolio B  Portfolio B  Portfolio B
                                   -----------  ------------ -------------- -----------  -----------  ------------ -----------
Accumulation Units:
 Unit Balance at January 1, 2002        17,687       20,951             -       111,815        5,742        7,235       14,393
   Units Issued                        117,951      477,387             -       791,277      192,935    1,146,376       93,647
   Units Redeemed                      (31,635)     (76,263)            -      (304,312)     (24,138)    (534,570)     (21,181)
                                   -----------  -----------   -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002     104,003      422,075             -       598,780      174,539      619,041       86,859
   Units Issued                        251,275    1,303,557     1,092,573     1,402,858      756,313    1,807,758      164,563
   Units Redeemed                      (42,166)     (78,801)     (104,930)   (1,006,726)    (117,200)    (494,459)     (43,957)
                                   -----------  -----------   -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003     313,112    1,646,831       987,643       994,912      813,652    1,932,340      207,465
                                   ===========  ===========   ===========   ===========  ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -             -             -            -            -            -
   Units Issued                              -            -             -             -            -            -            -
   Units Redeemed                            -            -             -             -            -            -            -
                                   -----------  -----------   -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -             -             -            -            -            -
   Units Issued                              -            -             -             -            -            -            -
   Units Redeemed                            -            -             -             -            -            -            -
                                   -----------  -----------   -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -            -             -             -            -            -            -
                                   ===========  ===========   ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                           Met Investors
                                   --------------------------------------------------------------------------------------------
                                   T Rowe Price      MFS           MFS          AIM          AIM         Harris
                                     Mid Cap      Research      Research     Small Cap     Mid Cap       Oakmark     Third Ave
                                      Growth    International International   Growth     Core Equity  International  Small Cap
                                   Portfolio B    Portfolio    Portfolio B  Portfolio B  Portfolio B   Portfolio B    Value B
                                   ------------ ------------- ------------- -----------  -----------  ------------- -----------
Accumulation Units:
 Unit Balance at January 1, 2002         7,936             -        11,316        4,324        3,175         1,652            -
   Units Issued                        294,436             -       203,346      170,373       86,091        91,844      128,227
   Units Redeemed                      (27,906)            -       (21,003)     (11,216)      (6,678)      (26,202)     (45,889)
                                   -----------   -----------   -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2002     274,466             -       193,659      163,481       82,588        67,294       82,338
   Units Issued                      1,300,783       411,103       417,708      377,659      316,775       534,704      684,064
   Units Redeemed                     (211,937)      (44,170)     (150,083)     (54,758)     (37,457)      (45,847)    (112,556)
                                   -----------   -----------   -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2003   1,363,312       366,933       461,284      486,382      361,906       556,151      653,846
                                   ===========   ===========   ===========  ===========  ===========   ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -             -             -            -            -             -            -
   Units Issued                              -             -             -            -            -             -            -
   Units Redeemed                            -             -             -            -            -             -            -
                                   -----------   -----------   -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2002           -             -             -            -            -             -            -
   Units Issued                              -         1,711             -            -            -             -            -
   Units Redeemed                            -          (251)            -            -            -             -            -
                                   -----------   -----------   -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2003           -         1,460             -            -            -             -            -
                                   ===========   ===========   ===========  ===========  ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                       GACC                                 Russell                                  AIM
                                   -----------  ---------------------------------------------------------------  -----------
                                                                                                        Real
                                      Money     Multi-Style   Aggressive                   Core        Estate      Premier
                                      Market      Equity        Equity       Non-US        Bond      Securities    Equity
                                       Fund        Fund          Fund         Fund         Fund         Fund        Fund
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002       312,440      442,055       96,297      217,834      308,641       28,051      541,662
   Units Issued                        257,653       48,527        7,258       22,198       29,787        5,192       90,028
   Units Redeemed                     (310,172)     (70,102)     (13,005)     (36,951)     (65,413)      (8,522)    (160,385)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002     259,921      420,480       90,550      203,081      273,015       24,721      471,305
   Units Issued                         40,014       16,582          890        6,730       12,078        1,234        9,785
   Units Redeemed                     (299,935)     (39,242)      (8,860)     (20,975)     (23,278)      (3,960)     (83,203)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -      397,820       82,580      188,836      261,815       21,995      397,887
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -        6,954        1,287        3,992        7,106        1,097           86
   Units Issued                         11,998            -            -            -            -            -        1,284
   Units Redeemed                       (1,630)      (1,699)        (321)        (966)      (1,644)        (277)        (311)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002      10,368        5,255          966        3,026        5,462          820        1,059
   Units Issued                              -        3,570          696        2,050        3,217          613            -
   Units Redeemed                      (10,368)      (1,846)        (345)      (1,048)      (1,824)        (299)        (959)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -        6,979        1,317        4,028        6,855        1,134          100
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                  AIM                                         Alliance
                                   -----------------------------------------------------------------  ------------------------
                                     Premier      Capital      Capital    International International   Premier      Premier
                                     Equity     Appreciation Appreciation    Growth        Growth       Growth       Growth
                                     Fund B         Fund        Fund B        Fund         Fund B      Portfolio   Portfolio B
                                   -----------  ------------ ------------ ------------- ------------- -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002             -      349,022            -        68,447             -      283,937      106,580
   Units Issued                         40,993       44,128        2,472         7,979         2,254       41,652      282,862
   Units Redeemed                      (10,389)     (89,343)           -       (26,957)         (519)     (74,052)     (23,767)
                                   -----------  -----------  -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2002      30,604      303,807        2,472        49,469         1,735      251,537      365,675
   Units Issued                         28,146        8,612        8,460         2,403         3,894        5,269      398,977
   Units Redeemed                         (664)     (48,875)         (53)      (10,467)         (147)     (38,165)     (35,684)
                                   -----------  -----------  -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2003      58,086      263,544       10,879        41,405         5,482      218,641      728,968
                                   ===========  ===========  ===========   ===========   ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -          404            -             -             -            -            -
   Units Issued                              -            -            -             -             -            -            -
   Units Redeemed                            -          (84)           -             -             -            -            -
                                   -----------  -----------  -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2002           -          320            -             -             -            -            -
   Units Issued                              -           89            -             -             -            -            -
   Units Redeemed                            -          (85)           -             -             -            -            -
                                   -----------  -----------  -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2003           -          324            -             -             -            -            -
                                   ===========  ===========  ===========   ===========   ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                        Alliance                         Liberty          Goldman Sachs
                                   --------------------------------------------------  -----------  -------------------------
                                    Bernstein    Bernstein    Bernstein                  Newport       Growth
                                   Real Estate  Real Estate     Small      Bernstein   Tiger Fund,       &       International
                                   Investment   Investment       Cap         Value      Variable       Income       Equity
                                    Portfolio   Portfolio B  Portfolio B  Portfolio B    Series         Fund         Fund
                                   -----------  -----------  -----------  -----------  -----------  -----------  -------------
Accumulation Units:
 Unit Balance at January 1, 2002        81,215       46,011        2,010           66        7,325       35,421        33,620
   Units Issued                         18,437       90,186       12,042        8,198           35        6,040         4,618
   Units Redeemed                      (26,936)     (14,495)      (3,572)      (2,942)        (472)     (18,334)      (13,527)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002      72,716      121,702       10,480        5,322        6,888       23,127        24,711
   Units Issued                          2,946      137,555       11,603        1,627           12          407           505
   Units Redeemed                      (14,351)     (17,671)      (4,890)        (812)        (315)      (1,034)       (2,000)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2003      61,311      241,586       17,193        6,137        6,585       22,500        23,216
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -            -            -            -            -             -
   Units Issued                          1,977            -            -            -            -            -             -
   Units Redeemed                         (394)           -            -            -            -            -             -
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002       1,583            -            -            -            -            -             -
   Units Issued                              -            -            -            -            -            -             -
   Units Redeemed                       (1,583)           -            -            -            -            -             -
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2003           -            -            -            -            -            -             -
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                         Goldman Sachs                           Scudder II                          MFS
                                   ------------------------  --------------------------------------------------  -----------
                                                               Dreman        Small       Dreman
                                      Global      Internet   High Return      Cap       Small Cap    Government
                                      Income     Tollkeeper    Equity       Growth        Value      Securities      Bond
                                       Fund         Fund      Portfolio    Portfolio    Portfolio    Portfolio      Series
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002        10,532       21,869           10       20,776       33,649       79,079           10
   Units Issued                          7,031          493            -        7,713       18,694       11,801            -
   Units Redeemed                      (17,563)     (22,362)           -       (3,325)     (12,449)     (28,275)           -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -           10       25,164       39,894       62,605           10
   Units Issued                              -            -            -           61          674        1,378            -
   Units Redeemed                            -            -          (10)        (937)      (9,985)     (17,977)         (10)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -            -            -       24,288       30,583       46,006            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -            -            -            -            -            -
   Units Issued                              -            -            -            -            -       12,763            -
   Units Redeemed                            -            -            -            -            -       (2,311)           -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -            -            -            -       10,452            -
   Units Issued                              -            -            -            -            -        2,688            -
   Units Redeemed                            -            -            -            -            -       (2,765)           -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -            -            -            -            -       10,375            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                              MFS
                                   -----------------------------------------------------------------------------------------
                                                               Emerging     Emerging       High         High      Strategic
                                     Research     Research      Growth       Growth       Income       Income      Income
                                      Series      Series B      Series      Series B      Series      Series B     Series
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002        93,736        1,559       88,547          356       35,874       26,086        1,378
   Units Issued                          7,726        3,534        3,932          384       14,200      111,274       11,737
   Units Redeemed                      (26,076)        (951)     (24,950)           -       (7,859)     (13,392)      (6,141)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002      75,386        4,142       67,529          740       42,215      123,968        6,974
   Units Issued                          2,472          314          599        2,643        6,122      177,548        6,105
   Units Redeemed                       (9,908)        (150)     (16,062)        (558)      (5,742)     (15,729)        (888)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003      67,950        4,306       52,066        2,825       42,595      285,787       12,191
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -            -            -            -            -            -
   Units Issued                              -            -            -            -            -            -            -
   Units Redeemed                            -            -            -            -            -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -            -            -            -            -            -
   Units Issued                              -            -            -            -            -            -            -
   Units Redeemed                            -            -            -            -            -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -            -            -            -            -            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                 MFS                                        Metlife
                                   ---------------------------------------------------------------  -----------------------
                                    Strategic    Investors    Investors       New          New         Davis       Davis
                                     Income        Trust        Trust      Discovery    Discovery     Venture     Venture
                                    Series B      Series      Series B      Series      Series B      Value A     Value E
                                   -----------  -----------  -----------  -----------  -----------  ----------- -----------
Accumulation Units:
 Unit Balance at January 1, 2002            36      172,738       73,855       45,496       86,542            -      16,899
   Units Issued                          8,850       30,568      117,883       23,590      241,852            -     422,322
   Units Redeemed                       (2,153)     (34,376)     (18,478)      (8,627)     (23,112)           -     (42,826)
                                   -----------  -----------  -----------  -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2002       6,733      168,930      173,260       60,459      305,282            -     396,395
   Units Issued                         51,061        9,848       10,259        2,276      256,774        2,642   1,351,213
   Units Redeemed                       (4,478)     (28,988)     (13,098)      (7,978)     (26,877)           -    (197,294)
                                   -----------  -----------  -----------  -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2003      53,316      149,790      170,421       54,757      535,179        2,642   1,550,314
                                   ===========  ===========  ===========  ===========  ===========  =========== ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -            -            -            -            -           -
   Units Issued                              -            -            -            -            -            -           -
   Units Redeemed                            -            -            -            -            -            -           -
                                   -----------  -----------  -----------  -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2002           -            -            -            -            -            -           -
   Units Issued                              -            -            -            -            -            -           -
   Units Redeemed                            -            -            -            -            -            -           -
                                   -----------  -----------  -----------  -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2003           -            -            -            -            -            -           -
                                   ===========  ===========  ===========  ===========  ===========  =========== ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                            MetLife
                                   ----------------------------------------------------------------------------------------
                                     Harris                      MFS            MFS          MFS        Capital     Capital
                                     Oakmark                  Investors        Total        Total      Guardian    Guardian
                                     Focused      Jennison      Trust          Return       Return    U.S. Equity U.S. Equity
                                     Value B      Growth B    Series B        Series A     Series B    Series A    Series B
                                   -----------  -----------  -----------    -----------  -----------  ----------- -----------
Accumulation Units:
 Unit Balance at January 1, 2002         9,916            -            -              -            -            -           -
   Units Issued                        265,228      218,203      119,497              -       57,467            -      48,326
   Units Redeemed                      (33,681)     (13,204)      (3,984)             -       (2,768)           -        (664)
                                   -----------  -----------  -----------    -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2002     241,463      204,999      115,513              -       54,699            -      47,662
   Units Issued                        662,811      752,159      352,111          9,575      113,800       12,599     103,249
   Units Redeemed                      (68,489)    (212,501)     (16,168)           (19)     (50,504)           -     (32,462)
                                   -----------  -----------  -----------    -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2003     835,785      744,657      451,456          9,556      117,995       12,599     118,449
                                   ===========  ===========  ===========    ===========  ===========  =========== ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -            -              -            -            -           -
   Units Issued                              -            -            -              -            -            -           -
   Units Redeemed                            -            -            -              -            -            -           -
                                   -----------  -----------  -----------    -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2002           -            -            -              -            -            -           -
   Units Issued                              -            -            -              -            -            -           -
   Units Redeemed                            -            -            -              -            -            -           -
                                   -----------  -----------  -----------    -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2003           -            -            -              -            -            -           -
                                   ===========  ===========  ===========    ===========  ===========  =========== ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                               MetLife                                     Oppenheimer
                                   ---------------------------------------------------------------  ------------------------
                                                                                                                 Main Street
                                   Met/Putnam                  Putnam      SSR Money      Stock       Capital     Growth &
                                     Voyager       MFS      International   Market        Index     Appreciation   Income
                                   Portfolio B  Research B     Stock B     Portfolio   Portfolio B      Fund        Fund
                                   -----------  ----------- ------------- -----------  -----------  ------------ -----------
Accumulation Units:
 Unit Balance at January 1, 2002             -            -            -            -       10,751       31,245       51,669
   Units Issued                              -            -            -            -      728,972          668          717
   Units Redeemed                            -            -            -            -     (559,831)      (3,397)      (7,936)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -            -            -      179,892       28,516       44,450
   Units Issued                         14,731            -      114,097      341,082      531,434          232        1,678
   Units Redeemed                       (2,822)           -       (4,560)    (173,065)    (103,074)      (2,605)      (6,108)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003      11,909            -      109,537      168,017      608,252       26,143       40,020
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -            -            -            -            -            -
   Units Issued                              -            -            -            -            -            -            -
   Units Redeemed                            -            -            -            -            -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -            -            -            -            -            -
   Units Issued                              -            -            -       11,176            -            -            -
   Units Redeemed                            -            -            -       (1,687)           -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -            -            -        9,489            -            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                Oppenheimer                                     Putnam
                                   -------------------------------------  --------------------------------------------------
                                       High                   Strategic     Growth &     Growth &       New          New
                                      Income        Bond        Bond         Income       Income       Value        Value
                                       Fund         Fund        Fund          Fund        Fund B       Fund         Fund B
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002        28,146       84,101        8,142      187,714        2,494        9,654          386
   Units Issued                            277       23,020        3,429        7,626       37,792          323        3,069
   Units Redeemed                       (5,795)     (18,741)      (1,769)     (43,597)      (3,021)      (2,457)      (1,264)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002      22,628       88,380        9,802      151,743       37,265        7,520        2,191
   Units Issued                          2,117        2,994          931        4,327       13,985          227        3,074
   Units Redeemed                       (2,794)     (12,727)        (473)     (31,018)      (2,664)        (713)        (943)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003      21,951       78,647       10,260      125,052       48,586        7,034        4,322
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -            -            -            -            -            -
   Units Issued                              -            -            -            -            -            -            -
   Units Redeemed                            -            -            -            -            -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -            -            -            -            -            -
   Units Issued                              -            -            -            -            -            -            -
   Units Redeemed                            -            -            -            -            -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -            -            -            -            -            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                               Putnam
                                   ---------------------------------------------------------------------------------------------
                                                                                         International International
                                                             International                    New           New
                                      Vista        Vista        Growth     International Opportunities Opportunities    Equity
                                      Fund         Fund B        Fund        Equity B        Fund         Fund B       Income B
                                   -----------  -----------  ------------- ------------- ------------- ------------- -----------
Accumulation Units:
 Unit Balance at January 1, 2002        61,259          660       137,711        68,966        22,906           871            -
   Units Issued                          4,905        3,261        15,458       154,844           365         1,394            -
   Units Redeemed                      (13,725)        (676)      (35,003)      (11,909)       (3,166)           (3)           -
                                   -----------  -----------   -----------   -----------   -----------   -----------  -----------
 Unit Balance at December 31, 2002      52,439        3,245       118,166       211,901        20,105         2,262            -
   Units Issued                            676          490         3,943       156,388           522         1,148       26,541
   Units Redeemed                       (6,448)      (1,135)      (24,600)      (30,778)       (2,986)          (58)      (1,759)
                                   -----------  -----------   -----------   -----------   -----------   -----------  -----------
 Unit Balance at December 31, 2003      46,667        2,600        97,509       337,511        17,641         3,352       24,782
                                   ===========  ===========   ===========   ===========   ===========   ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -             -             -             -             -            -
   Units Issued                              -            -             -             -             -             -            -
   Units Redeemed                            -            -             -             -             -             -            -
                                   -----------  -----------   -----------   -----------   -----------   -----------  -----------
 Unit Balance at December 31, 2002           -            -             -             -             -             -            -
   Units Issued                              -            -             -             -             -             -            -
   Units Redeemed                            -            -             -             -             -             -            -
                                   -----------  -----------   -----------   -----------   -----------   -----------  -----------
 Unit Balance at December 31, 2003           -            -             -             -             -             -            -
                                   ===========  ===========   ===========   ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                           Templeton
                                   -----------------------------------------------------------------------------------------
                                      Global       Global      Franklin     Franklin
                                      Income       Income       Small        Small        Growth       Growth      Foreign
                                    Securities   Securities      Cap          Cap       Securities   Securities   Securities
                                       Fund        Fund B        Fund        Fund B        Fund        Fund B        Fund
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002         4,298        1,968       56,802       10,247       23,230        3,867       93,347
   Units Issued                            398          205        7,677       13,326        6,523        7,221       27,371
   Units Redeemed                         (259)        (775)     (13,947)        (461)      (6,940)        (312)     (32,218)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002       4,437        1,398       50,532       23,112       22,813       10,776       88,500
   Units Issued                              -            -        2,727       53,571          273          220       13,090
   Units Redeemed                          (97)        (772)      (8,449)     (10,682)      (5,321)        (993)     (17,389)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003       4,340          626       44,810       66,001       17,765       10,003       84,201
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -            -            -            -            -            -
   Units Issued                              -            -            -            -          469            -            -
   Units Redeemed                            -            -            -            -          (81)           -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -            -            -          388            -            -
   Units Issued                              -            -            -            -          111            -            -
   Units Redeemed                            -            -            -            -         (102)           -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -            -            -            -          397            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                             Templeton
                                   ---------------------------------------------------------------------------------------------
                                                 Developing   Developing     Mutual       Mutual    Franklin Large Franklin Large
                                     Foreign      Markets      Markets       Shares       Shares      Cap Growth     Cap Growth
                                    Securities   Securities   Securities   Securities   Securities    Securities     Securities
                                      Fund B        Fund        Fund B        Fund        Fund B         Fund          Fund B
                                   -----------  -----------  -----------  -----------  -----------  -------------- --------------
Accumulation Units:
 Unit Balance at January 1, 2002        16,972       55,737       55,946       58,419       45,708        71,626          4,517
   Units Issued                         31,067        9,155       82,004       15,868       67,480        18,192         17,251
   Units Redeemed                       (6,032)     (16,613)     (15,725)     (43,837)     (13,866)      (27,715)        (2,338)
                                   -----------  -----------  -----------  -----------  -----------   -----------    -----------
 Unit Balance at December 31, 2002      42,007       48,279      122,225       30,450       99,322        62,103         19,430
   Units Issued                         76,820          695      110,494        1,405       28,591         1,350          6,655
   Units Redeemed                      (10,844)      (7,363)     (16,751)      (4,683)      (6,732)      (14,424)          (771)
                                   -----------  -----------  -----------  -----------  -----------   -----------    -----------
 Unit Balance at December 31, 2003     107,983       41,611      215,968       27,172      121,181        49,029         25,314
                                   ===========  ===========  ===========  ===========  ===========   ===========    ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -            -            -            -           463              -
   Units Issued                              -            -            -            -            -             -              -
   Units Redeemed                            -            -            -            -            -          (463)             -
                                   -----------  -----------  -----------  -----------  -----------   -----------    -----------
 Unit Balance at December 31, 2002           -            -            -            -            -             -              -
   Units Issued                              -            -            -            -            -             -              -
   Units Redeemed                            -            -            -            -            -             -              -
                                   -----------  -----------  -----------  -----------  -----------   -----------    -----------
 Unit Balance at December 31, 2003           -            -            -            -            -             -              -
                                   ===========  ===========  ===========  ===========  ===========   ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                                            Fidelity
                                   ------------------------------------------------------------------------------------------
                                                                             Growth      Growth &      Equity-      Equity-
                                     Growth       Growth      Contrafund  Opportunities   Income       Income       Income
                                    Portfolio   Portfolio B   Portfolio     Portfolio    Portfolio    Portfolio   Portfolio B
                                   -----------  -----------  -----------  ------------- -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002         7,762        6,938        3,003         1,904        5,245          675        3,642
   Units Issued                            653       14,345          348            59          456           33       10,342
   Units Redeemed                         (152)      (1,404)         (79)         (137)        (180)         (22)        (182)
                                   -----------  -----------  -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002       8,263       19,879        3,272         1,826        5,521          686       13,802
   Units Issued                            584       74,629          179            18          341           12        8,152
   Units Redeemed                       (1,593)      (5,929)        (390)         (126)        (449)         (34)      (1,639)
                                   -----------  -----------  -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003       7,254       88,579        3,061         1,718        5,413          664       20,315
                                   ===========  ===========  ===========   ===========  ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -            -             -            -            -            -
   Units Issued                              -            -            -             -            -            -            -
   Units Redeemed                            -            -            -             -            -            -            -
                                   -----------  -----------  -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -            -             -            -            -            -
   Units Issued                              -            -            -             -            -            -            -
   Units Redeemed                            -            -            -             -            -            -            -
                                   -----------  -----------  -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -            -            -             -            -            -            -
                                   ===========  ===========  ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                    Fidelity               American Century                            Dreyfus
                                   -----------  --------------------------------------  -------------------------------------
                                      High        Income &                                 Stock        Stock     Disciplined
                                     Income        Growth    International    Value        Index        Index        Stock
                                   Portfolio B      Fund         Fund         Fund         Fund         Fund B     Portfolio
                                   -----------  -----------  ------------- -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002            40      242,625         6,562       99,686       15,789          358        7,556
   Units Issued                          1,686      383,784         8,181       69,377            1       63,674          161
   Units Redeemed                         (179)     (59,744)       (1,236)     (37,830)      (3,879)      (4,927)      (4,350)
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002       1,547      566,665        13,507      131,233       11,911       59,105        3,367
   Units Issued                          4,011      293,353         2,252       11,483            -       37,450           62
   Units Redeemed                         (241)     (84,239)         (755)     (12,875)        (631)     (37,738)        (582)
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003       5,317      775,779        15,004      129,841       11,280       58,817        2,847
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -             -            -            -            -            -
   Units Issued                              -            -             -            -            -            -            -
   Units Redeemed                            -            -             -            -            -            -            -
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -             -            -            -            -            -
   Units Issued                              -            -             -            -            -            -            -
   Units Redeemed                            -            -             -            -            -            -            -
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -            -             -            -            -            -            -
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                                  Dreyfus                          Invesco                    PIMCO
                                   -------------------------------------  ------------------------  ------------------------
                                   Disciplined    Capital      Capital                    High         High          Low
                                      Stock     Appreciation Appreciation   Dynamics      Yield        Yield      Duration
                                   Portfolio B   Portfolio   Portfolio B      Fund        Fund       Portfolio    Portfolio
                                   -----------  ------------ ------------ -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002         5,505       41,676       66,102      129,944       28,370        1,666       14,221
   Units Issued                              -        9,279      112,174      211,110        6,061        7,631       21,243
   Units Redeemed                         (161)     (28,984)     (13,636)     (36,587)      (6,345)        (205)      (6,649)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002       5,344       21,971      164,640      304,467       28,086        9,092       28,815
   Units Issued                             97          604       61,686      122,977          215       48,471       23,274
   Units Redeemed                          (75)      (1,987)     (10,925)     (45,382)      (4,249)      (8,882)      (8,087)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003       5,366       20,588      215,401      382,062       24,052       48,681       44,002
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -            -            -            -            -            -
   Units Issued                              -            -            -            -            -            -            -
   Units Redeemed                            -            -            -            -            -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -            -            -            -            -            -
   Units Issued                              -            -            -            -            -            -            -
   Units Redeemed                            -            -            -            -            -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -            -            -            -            -            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) Changes in Units Outstanding, continued:

                                             PIMCO                    Scudder I
                                   ------------------------  --------------------------
                                    StocksPLUS
                                     Growth &      Total
                                      Income      Return     International International
                                    Portfolio    Portfolio     Portfolio    Portfolio B
                                   -----------  -----------  ------------- -------------
Accumulation Units:
 Unit Balance at January 1, 2002         4,295      132,530        24,880        43,558
   Units Issued                         12,774      154,907         8,473        75,227
   Units Redeemed                       (4,708)     (32,323)      (17,311)       (8,150)
                                   -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2002      12,361      255,114        16,042       110,635
   Units Issued                         15,288       17,286           441        43,233
   Units Redeemed                       (2,265)     (32,651)         (971)       (8,387)
                                   -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2003      25,384      239,749        15,512       145,481
                                   ===========  ===========   ===========   ===========

Annuity Units:
 Unit Balance at January 1, 2002             -            -             -             -
   Units Issued                              -            -             -             -
   Units Redeemed                            -            -             -             -
                                   -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2002           -            -             -             -
   Units Issued                              -            -             -             -
   Units Redeemed                            -            -             -             -
                                   -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2003           -            -             -             -
                                   ===========  ===========   ===========   ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the years ended December 31, 2003 and December 31, 2002 follows:

                                                                              Realized Gain (Loss)
                                                                 ----------------------------------------------
                                                                      Aggregate      Aggregate Cost
                                                         Year or Proceeds from Sales of Fund Shares  Realized
                                                         Period    of Fund Shares       Redeemed    Gain (Loss)
                                                         ------- ------------------- -------------- -----------

Met Investors Lord Abbett Growth & Income Portfolio       2003       $ 6,668,072      $ 6,983,109   $  (315,037)
                                                          2002         7,564,484        7,647,649       (83,165)

Met Investors Lord Abbett Growth & Income Portfolio B     2003         1,199,854        1,267,771       (67,917)
                                                          2002           464,663          572,793      (108,130)

Met Investors Lord Abbett Bond Debenture Portfolio        2003         1,273,040        1,333,888       (60,848)
                                                          2002         2,787,077        3,231,452      (444,375)

Met Investors Lord Abbett Bond Debenture Portfolio B      2003         1,508,883        1,453,654        55,229
                                                          2002           780,842          830,258       (49,416)

Met Investors Lord Abbett Developing Growth Portfolio     2003         1,332,212        2,014,741      (682,529)
                                                          2002           491,483          669,134      (177,651)

Met Investors Lord Abbett Developing Growth Portfolio B   2003           366,730          437,792       (71,062)
                                                          2002            58,019           71,980       (13,961)

Met Investors Lord Abbett Growth Opportunity Portfolio    2003           154,095          135,281        18,814
                                                          2002            36,676           38,199        (1,523)

Met Investors Lord Abbett Growth Opportunity Portfolio B  2003           122,854          131,234        (8,380)
                                                          2002            63,670           76,820       (13,150)

Met Investors Lord Abbett Mid-Cap Value Portfolio         2003           786,755          750,680        36,075
                                                          2002           840,724          739,250       101,474

Met Investors Lord Abbett Mid-Cap Value Portfolio B       2003           260,730          284,873       (24,143)
                                                          2002           143,866          157,112       (13,246)

Met Investors Lord Abbett America's Value Portfolio B     2003            10,244            9,850           394
                                                          2002                 -                -             -

Met Investors JP Morgan Enhanced Index Portfolio          2003        14,632,276       21,300,288    (6,668,012)
                                                          2002         5,615,715        7,351,958    (1,736,243)

Met Investors JP Morgan Enhanced Index Portfolio B        2003           416,705          503,429       (86,724)
                                                          2002            18,610           23,235        (4,625)

Met Investors JP Morgan International Equity Portfolio    2003         4,549,924        7,753,975    (3,204,051)
                                                          2002         2,250,575        3,336,363    (1,085,788)

Met Investors JP Morgan International Equity Portfolio B  2003            52,549           63,932       (11,383)
                                                          2002               410              450           (40)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                Realized Gain (Loss)
                                                                   ----------------------------------------------
                                                                        Aggregate      Aggregate Cost
                                                           Year or Proceeds from Sales of Fund Shares  Realized
                                                           Period    of Fund Shares       Redeemed    Gain (Loss)
                                                           ------- ------------------- -------------- -----------

Met Investors JP Morgan Quality Bond Portfolio              2003       $2,072,266        $1,907,997   $   164,269
                                                            2002        2,591,919         2,393,245       198,674

Met Investors JP Morgan Quality Bond Portfolio B            2003        1,134,177         1,119,632        14,545
                                                            2002          126,628           122,788         3,840

Met Investors JP Morgan Select Equity Portfolio             2003        1,642,170         2,210,564      (568,394)
                                                            2002        3,347,929         4,498,562    (1,150,633)

Met Investors JP Morgan Select Equity Portfolio B           2003           71,458            86,139       (14,681)
                                                            2002           37,735            46,902        (9,167)

Met Investors JP Morgan Small Cap Stock Portfolio           2003          808,850         1,067,207      (258,357)
                                                            2002        1,638,416         2,002,397      (363,981)

Met Investors Met/Putnam Capital Opportunities Portfolio B  2003           24,206            27,948        (3,742)
                                                            2002           16,687            18,178        (1,491)

Met Investors Met/Putnam Research Portfolio B               2003          169,922           170,732          (810)
                                                            2002          182,640           200,868       (18,228)

Met Investors Oppenheimer Capital Appreciation Portfolio B  2003           67,468            61,634         5,834
                                                            2002          371,329           425,352       (54,023)

Met Investors PIMCO Inflation Protected Bond Portfolio B    2003          491,717           494,276        (2,559)
                                                            2002                -                 -             -

Met Investors PIMCO Money Market Portfolio B                2003        8,177,050         8,177,055            (5)
                                                            2002        2,742,315         2,742,323            (8)

Met Investors Janus Aggressive Growth Portfolio B           2003          404,804           375,620        29,184
                                                            2002          116,337           132,963       (16,626)

Met Investors PIMCO Total Return Bond Portfolio B           2003        3,261,035         3,164,360        96,675
                                                            2002        5,289,609         5,216,638        72,971

Met Investors PIMCO Innovation Portfolio B                  2003          164,996           141,857        23,139
                                                            2002           75,504            89,015       (13,511)

Met Investors T Rowe Price Mid Cap Growth Portfolio B       2003          520,601           497,828        22,773
                                                            2002           99,595           122,504       (22,909)

Met Investors MFS Research International Portfolio          2003          519,654           449,083        70,571
                                                            2002                -                 -             -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                            Realized Gain (Loss)
                                                               ---------------------------------------------
                                                                    Aggregate      Aggregate Cost
                                                       Year or Proceeds from Sales of Fund Shares  Realized
                                                       Period    of Fund Shares       Redeemed    Gain (Loss)
                                                       ------- ------------------- -------------- -----------

Met Investors MFS Research International Portfolio B    2003       $  910,729        $  911,121    $    (392)
                                                        2002          115,898           126,726      (10,828)

Met Investors AIM Small Cap Growth Portfolio B          2003          110,602           106,927        3,675
                                                        2002           44,281            50,234       (5,953)

Met Investors AIM Mid Cap Core Equity Portfolio B       2003          230,143           223,663        6,480
                                                        2002           36,178            40,682       (4,504)

Met Investors Harris Oakmark International Portfolio B  2003          178,971           164,683       14,288
                                                        2002          240,031           250,568      (10,537)

Met Investors Third Avenue Small Cap Value Portfolio B  2003          635,427           559,689       75,738
                                                        2002          330,077           359,043      (28,966)

GACC Money Market Fund                                  2003        3,765,549         3,781,432      (15,883)
                                                        2002        3,657,673         3,622,492       35,181

Russell Multi-Style Equity Fund                         2003          386,966           558,799     (171,833)
                                                        2002          667,679           933,719     (266,040)

Russell Aggressive Equity Fund                          2003           90,724           102,195      (11,471)
                                                        2002          124,623           141,314      (16,691)

Russell Non-US Fund                                     2003          203,011           278,991      (75,980)
                                                        2002          336,015           453,228     (117,213)

Russell Core Bond Fund                                  2003          341,359           325,394       15,965
                                                        2002          845,159           833,490       11,669

Russell Real Estate Securities Fund                     2003           59,620            53,086        6,534
                                                        2002          113,683           106,798        6,885

AIM Premier Equity Fund                                 2003          689,213         1,113,241     (424,028)
                                                        2002        1,288,806         2,013,778     (724,972)

AIM Premier Equity Fund B                               2003            8,590             7,833          757
                                                        2002           54,320            54,601         (281)

AIM Capital Appreciation Fund                           2003          431,982           717,816     (285,834)
                                                        2002          742,141         1,232,193     (490,052)

AIM Capital Appreciation Fund B                         2003            1,120             1,022           98
                                                        2002               52                53           (1)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                           Realized Gain (Loss)
                                                              ---------------------------------------------
                                                                   Aggregate      Aggregate Cost
                                                      Year or Proceeds from Sales of Fund Shares  Realized
                                                      Period    of Fund Shares       Redeemed    Gain (Loss)
                                                      ------- ------------------- -------------- -----------

AIM International Growth Fund                          2003        $ 92,006         $  130,525    $ (38,519)
                                                       2002         223,095            335,561     (112,466)

AIM International Growth Fund B                        2003           1,869              1,691          178
                                                       2002           4,010              4,151         (141)

Alliance Premier Growth Portfolio                      2003         374,677            617,208     (242,531)
                                                       2002         676,963          1,106,316     (429,353)

Alliance Premier Growth Portfolio B                    2003         146,056            148,802       (2,746)
                                                       2002         153,836            187,102      (33,266)

Alliance Bernstein Real Estate Investment Portfolio    2003         168,415            143,924       24,491
                                                       2002         269,598            245,483       24,115

Alliance Bernstein Real Estate Investment Portfolio B  2003          87,962             78,963        8,999
                                                       2002          91,096             91,509         (413)

Alliance Bernstein Small Cap Portfolio B               2003          54,854             52,781        2,073
                                                       2002          35,524             40,599       (5,075)

Alliance Bernstein Value Portfolio B                   2003           7,214              7,034          180
                                                       2002          23,814             27,125       (3,311)

Liberty Newport Tiger Fund, Variable Series            2003           3,804              5,780       (1,976)
                                                       2002           5,546              7,050       (1,504)

Goldman Sachs Growth & Income Fund                     2003          10,265             12,599       (2,334)
                                                       2002         155,378            181,226      (25,848)

Goldman Sachs International Equity Fund                2003          21,603             28,427       (6,824)
                                                       2002         121,417            174,759      (53,342)

Goldman Sachs Global Income Fund                       2003               -                  -            -
                                                       2002         189,314            192,708       (3,394)

Goldman Sachs Internet Tollkeeper Fund                 2003               -                  -            -
                                                       2002          79,101            145,805      (66,704)

Scudder II Dreman High Return Equity Portfolio         2003             112                112            -
                                                       2002               1                  1            -

Scudder II Small Cap Growth Portfolio                  2003           9,230             16,015       (6,785)
                                                       2002          24,732             47,471      (22,739)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                 Realized Gain (Loss)
                                                    ---------------------------------------------
                                                         Aggregate      Aggregate Cost
                                            Year or Proceeds from Sales of Fund Shares  Realized
                                            Period    of Fund Shares       Redeemed    Gain (Loss)
                                            ------- ------------------- -------------- -----------

Scudder II Dreman Small Cap Value Portfolio  2003        $103,543          $ 99,013     $   4,530
                                             2002         118,133           108,260         9,873

Scudder II Government Securities Portfolio   2003         244,063           232,632        11,431
                                             2002         388,765           374,772        13,993

MFS Bond Series                              2003             137               128             9
                                             2002               -                 -             -

MFS Research Series                          2003          94,769           149,874       (55,105)
                                             2002         227,884           378,516      (150,632)

MFS Research Series B                        2003           1,790             1,940          (150)
                                             2002           6,387             8,112        (1,725)

MFS Emerging Growth Series                   2003         146,337           269,508      (123,171)
                                             2002         237,462           420,032      (182,570)

MFS Emerging Growth Series B                 2003           5,672             5,599            73
                                             2002             100               122           (22)

MFS High Income Series                       2003          62,336            67,475        (5,139)
                                             2002          74,683            85,613       (10,930)

MFS High Income Series B                     2003          41,406            39,543         1,863
                                             2002          67,735            69,829        (2,094)

MFS Strategic Income Series                  2003          12,338            11,617           721
                                             2002          70,052            68,892         1,160

MFS Strategic Income Series B                2003          28,563            28,254           309
                                             2002          14,596            14,283           313

MFS Investors Trust Series                   2003         252,213           341,482       (89,269)
                                             2002         285,326           376,516       (91,190)

MFS Investors Trust Series B                 2003         109,379           126,265       (16,886)
                                             2002         105,759           126,126       (20,367)

MFS New Discovery Series                     2003          51,505            60,831        (9,326)
                                             2002          47,624            63,439       (15,815)

MFS New Discovery Series B                   2003          45,242            46,134          (892)
                                             2002          86,694           107,974       (21,280)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                   Realized Gain (Loss)
                                                      ---------------------------------------------
                                                           Aggregate      Aggregate Cost
                                              Year or Proceeds from Sales of Fund Shares  Realized
                                              Period    of Fund Shares       Redeemed    Gain (Loss)
                                              ------- ------------------- -------------- -----------

MetLife Davis Venture Value A                  2003       $        -        $        -    $       -
                                               2002                -                 -            -

MetLife Davis Venture Value E                  2003          782,746           764,134       18,612
                                               2002          235,639           258,133      (22,494)

MetLife Harris Oakmark Focused Value B         2003          177,342           162,226       15,116
                                               2002          240,064           264,724      (24,660)

MetLife Jennison Growth B                      2003        1,308,176         1,239,405       68,771
                                               2002           78,792            83,338       (4,546)

MetLife MFS Investors Trust Series B           2003           55,438            52,669        2,769
                                               2002           17,636            18,562         (926)

MetLife MFS Total Return Series A              2003                -                 -            -
                                               2002           24,075            24,125          (50)

MetLife MFS Total Return Series B              2003          460,598           426,285       34,313
                                               2002           24,075            24,125          (50)

MetLife Capital Guardian U.S. Equity Series A  2003                3                 3            -
                                               2002            3,643             4,013         (370)

MetLife Capital Guardian U.S. Equity Series B  2003          296,093           256,307       39,786
                                               2002            3,643             4,013         (370)

MetLife Met/Putnam Voyager Portfolio B         2003           25,487            24,652          835
                                               2002                -                 -            -

MetLife MFS Research B                         2003              436               400           36
                                               2002                -                 -            -

MetLife Putnam International Stock B           2003           24,743            23,272        1,471
                                               2002                -                 -            -

MetLife SSR Money Market Portfolio             2003        1,746,271         1,746,228           43
                                               2002                -                 -            -

MetLife Stock Index Portfolio B                2003          768,684           735,580       33,104
                                               2002        4,434,070         4,672,993     (238,923)

Oppenheimer Capital Appreciation Fund          2003           32,603            50,589      (17,986)
                                               2002           44,981            63,893      (18,912)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                   Realized Gain (Loss)
                                                      ---------------------------------------------
                                                           Aggregate      Aggregate Cost
                                              Year or Proceeds from Sales of Fund Shares  Realized
                                              Period    of Fund Shares       Redeemed    Gain (Loss)
                                              ------- ------------------- -------------- -----------

Oppenheimer Main Street Growth & Income Fund   2003        $ 54,521          $ 76,064     $ (21,543)
                                               2002          79,796            99,694       (19,898)

Oppenheimer High Income Fund                   2003          31,783            38,936        (7,153)
                                               2002          58,329            75,325       (16,996)

Oppenheimer Bond Fund                          2003         169,234           171,255        (2,021)
                                               2002         189,482           196,165        (6,683)

Oppenheimer Strategic Bond Fund                2003           7,357             7,209           148
                                               2002          19,712            20,836        (1,124)

Putnam Growth & Income Fund                    2003         315,266           409,134       (93,868)
                                               2002         416,642           540,763      (124,121)

Putnam Growth & Income Fund B                  2003          31,552            32,668        (1,116)
                                               2002          29,380            33,697        (4,317)

Putnam New Value Fund                          2003           9,640            10,192          (552)
                                               2002          25,717            32,251        (6,534)

Putnam New Value Fund B                        2003          12,594            10,875         1,719
                                               2002          11,992            16,183        (4,191)

Putnam Vista Fund                              2003          61,400           111,761       (50,361)
                                               2002         123,960           229,875      (105,915)

Putnam Vista Fund B                            2003          11,536            10,643           893
                                               2002           5,528             6,646        (1,118)

Putnam International Growth Fund               2003         282,261           395,874      (113,613)
                                               2002         390,341           565,303      (174,962)

Putnam International Equity B                  2003         254,389           238,385        16,004
                                               2002          74,548            83,643        (9,095)

Putnam International New Opportunities Fund    2003          31,075            49,832       (18,757)
                                               2002          30,888            53,200       (22,312)

Putnam International New Opportunities Fund B  2003             979               907            72
                                               2002              71                78            (7)

Putnam Equity Income B                         2003          11,156            10,897           259
                                               2002               -                 -             -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                           Realized Gain (Loss)
                                                              ---------------------------------------------
                                                                   Aggregate      Aggregate Cost
                                                      Year or Proceeds from Sales of Fund Shares  Realized
                                                      Period    of Fund Shares       Redeemed    Gain (Loss)
                                                      ------- ------------------- -------------- -----------

Templeton Global Income Securities Fund                2003        $  2,089          $  1,650     $     439
                                                       2002           3,592             3,232           360

Templeton Global Income Securities Fund B              2003          10,659             8,614         2,045
                                                       2002           9,044             8,022         1,022

Templeton Franklin Small Cap Fund                      2003          86,730           138,720       (51,990)
                                                       2002         159,908           230,577       (70,669)

Templeton Franklin Small Cap Fund B                    2003          89,676            86,005         3,671
                                                       2002           3,930             4,839          (909)

Templeton Growth Securities Fund                       2003          60,527            89,720       (29,193)
                                                       2002          88,677           111,101       (22,424)

Templeton Growth Securities Fund B                     2003          13,031            14,094        (1,063)
                                                       2002           3,649             4,051          (402)

Templeton Foreign Securities Fund                      2003         134,349           204,791       (70,442)
                                                       2002         259,965           394,378      (134,413)

Templeton Foreign Securities Fund B                    2003          77,847            80,002        (2,155)
                                                       2002          44,908            50,579        (5,671)

Templeton Developing Markets Securities Fund           2003          62,692            64,360        (1,668)
                                                       2002         118,405           141,338       (22,933)

Templeton Developing Markets Securities Fund B         2003          61,979            51,762        10,217
                                                       2002          73,828            75,097        (1,269)

Templeton Mutual Shares Securities Fund                2003          54,345            61,520        (7,175)
                                                       2002         493,685           540,754       (47,069)

Templeton Mutual Shares Securities Fund B              2003          78,955            85,505        (6,550)
                                                       2002         126,188           142,479       (16,291)

Templeton Franklin Large Cap Growth Securities Fund    2003         163,774           238,969       (75,195)
                                                       2002         316,522           477,269      (160,747)

Templeton Franklin Large Cap Growth Securities Fund B  2003          10,656            11,136          (480)
                                                       2002          23,528            26,236        (2,708)

Fidelity Growth Portfolio                              2003          15,828            27,550       (11,722)
                                                       2002           2,276             3,924        (1,648)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                             Realized Gain (Loss)
                                                ---------------------------------------------
                                                     Aggregate      Aggregate Cost
                                        Year or Proceeds from Sales of Fund Shares  Realized
                                        Period    of Fund Shares       Redeemed    Gain (Loss)
                                        ------- ------------------- -------------- -----------

Fidelity Growth Portfolio B              2003        $ 52,084          $ 50,359     $  1,725
                                         2002          14,033            17,172       (3,139)

Fidelity Contrafund Portfolio            2003           5,423             5,857         (434)
                                         2002           1,464             1,718         (254)

Fidelity Growth Opportunities Portfolio  2003           1,176             1,770         (594)
                                         2002           1,098             1,874         (776)

Fidelity Growth & Income Portfolio       2003           5,422             6,654       (1,232)
                                         2002           2,290             3,191         (901)

Fidelity Equity-Income Portfolio         2003             437               546         (109)
                                         2002             295               398         (103)

Fidelity Equity-Income Portfolio B       2003          16,286            17,642       (1,356)
                                         2002           2,865             3,126         (261)

Fidelity High Income Portfolio B         2003           2,494             2,309          185
                                         2002           1,497             1,601         (104)

American Century Income & Growth Fund    2003         451,798           453,689       (1,891)
                                         2002         259,229           319,376      (60,147)

American Century International Fund      2003           5,845             7,498       (1,653)
                                         2002           8,428            12,432       (4,004)

American Century Value Fund              2003         140,526           149,257       (8,731)
                                         2002         319,745           354,617      (34,872)

Dreyfus Stock Index Fund                 2003           5,666             7,327       (1,661)
                                         2002          29,834            37,871       (8,037)

Dreyfus Stock Index Fund B               2003         270,334           269,475          859
                                         2002          33,762            39,795       (6,033)

Dreyfus Disciplined Stock Portfolio      2003           4,428             5,611       (1,183)
                                         2002          30,607            40,200       (9,593)

Dreyfus Disciplined Stock Portfolio B    2003             782               942         (160)
                                         2002           1,461             1,887         (426)

Dreyfus Capital Appreciation Portfolio   2003          16,074            20,900       (4,826)
                                         2002         212,021           277,206      (65,185)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                Realized Gain (Loss)
                                                   ---------------------------------------------
                                                        Aggregate      Aggregate Cost
                                           Year or Proceeds from Sales of Fund Shares  Realized
                                           Period    of Fund Shares       Redeemed    Gain (Loss)
                                           ------- ------------------- -------------- -----------

Dreyfus Capital Appreciation Portfolio B    2003        $ 85,124          $ 87,399     $ (2,275)
                                            2002          93,160           106,799      (13,639)

INVESCO Dynamics Fund                       2003         189,519           197,978       (8,459)
                                            2002         126,037           179,384      (53,347)

INVESCO High Yield Fund                     2003          36,158            43,467       (7,309)
                                            2002          44,721            57,689      (12,968)

PIMCO High Yield Portfolio                  2003          90,071            88,013        2,058
                                            2002             314               338          (24)

PIMCO Low Duration Portfolio                2003         101,564           100,532        1,032
                                            2002          77,017            75,946        1,071

PIMCO StocksPLUS Growth & Income Portfolio  2003          17,471            17,267          204
                                            2002          33,964            37,584       (3,620)

PIMCO Total Return Portfolio                2003         383,130           370,272       12,858
                                            2002         282,441           278,161        4,280

Scudder I International Portfolio           2003           5,784             9,568       (3,784)
                                            2002          86,506           157,369      (70,863)

Scudder I International Portfolio B         2003          44,066            44,707         (641)
                                            2002          43,800            49,156       (5,356)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                      Unrealized Appreciation (Depreciation)
                                                                 -----------------------------------------------
                                                                  Appreciation     Appreciation
                                                         Year or (Depreciation)   (Depreciation)
                                                         Period  End of Period  Beginning of Period    Change
                                                         ------- -------------- ------------------- ------------

Met Investors Lord Abbett Growth & Income Portfolio       2003    $ 8,193,503       $(6,630,455)    $ 14,823,958
                                                          2002     (6,630,455)        6,050,313      (12,680,768)

Met Investors Lord Abbett Growth & Income Portfolio B     2003      4,157,796        (3,069,868)       7,227,664
                                                          2002     (3,069,868)          134,186       (3,204,054)

Met Investors Lord Abbett Bond Debenture Portfolio        2003        304,944        (1,514,449)       1,819,393
                                                          2002     (1,514,449)         (837,502)        (676,947)

Met Investors Lord Abbett Bond Debenture Portfolio B      2003      1,607,142           (28,882)       1,636,024
                                                          2002        (28,882)            3,840          (32,722)

Met Investors Lord Abbett Developing Growth Portfolio     2003              -          (690,391)         690,391
                                                          2002       (690,391)         (240,982)        (449,409)

Met Investors Lord Abbett Developing Growth Portfolio B   2003              -           (75,255)          75,255
                                                          2002        (75,255)           10,405          (85,660)

Met Investors Lord Abbett Growth Opportunity Portfolio    2003        376,631           (17,776)         394,407
                                                          2002        (17,776)            3,111          (20,887)

Met Investors Lord Abbett Growth Opportunity Portfolio B  2003        273,161          (153,714)         426,875
                                                          2002       (153,714)            7,106         (160,820)

Met Investors Lord Abbett Mid-Cap Value Portfolio         2003      1,049,958           133,522          916,436
                                                          2002        133,522           859,699         (726,177)

Met Investors Lord Abbett Mid-Cap Value Portfolio B       2003        932,212          (381,196)       1,313,408
                                                          2002       (381,196)           55,462         (436,658)

Met Investors Lord Abbett America's Value Portfolio B     2003         37,186                 -           37,186
                                                          2002              -                 -                -

Met Investors JP Morgan Enhanced Index Portfolio          2003              -        (6,830,892)       6,830,892
                                                          2002     (6,830,892)       (2,676,471)      (4,154,421)

Met Investors JP Morgan Enhanced Index Portfolio B        2003              -           (92,465)          92,465
                                                          2002        (92,465)           (1,082)         (91,383)

Met Investors JP Morgan International Equity Portfolio    2003              -        (2,988,768)       2,988,768
                                                          2002     (2,988,768)       (2,970,919)         (17,849)

Met Investors JP Morgan International Equity Portfolio B  2003              -            (8,803)           8,803
                                                          2002         (8,803)             (719)          (8,084)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                       Unrealized Appreciation (Depreciation)
                                                                   ----------------------------------------------
                                                                    Appreciation     Appreciation
                                                           Year or (Depreciation)   (Depreciation)
                                                           Period  End of Period  Beginning of Period    Change
                                                           ------- -------------- ------------------- -----------

Met Investors JP Morgan Quality Bond Portfolio              2003    $   391,823       $   538,205     $  (146,382)
                                                            2002        538,205           438,534          99,671

Met Investors JP Morgan Quality Bond Portfolio B            2003        (52,852)           19,513         (72,365)
                                                            2002         19,513             4,208          15,305

Met Investors JP Morgan Select Equity Portfolio             2003     (1,185,338)       (4,589,889)      3,404,551
                                                            2002     (4,589,889)       (1,585,882)     (3,004,007)

Met Investors JP Morgan Select Equity Portfolio B           2003         23,414          (144,702)        168,116
                                                            2002       (144,702)            8,062        (152,764)

Met Investors JP Morgan Small Cap Stock Portfolio           2003       (340,123)       (1,903,817)      1,563,694
                                                            2002     (1,903,817)         (671,799)     (1,232,018)

Met Investors Met/Putnam Capital Opportunities Portfolio B  2003         36,548           (55,820)         92,368
                                                            2002        (55,820)            3,452         (59,272)

Met Investors Met/Putnam Research Portfolio B               2003        239,343           (72,919)        312,262
                                                            2002        (72,919)            7,327         (80,246)

Met Investors Oppenheimer Capital Appreciation Portfolio B  2003      1,623,369          (174,278)      1,797,647
                                                            2002       (174,278)            3,773        (178,051)

Met Investors PIMCO Inflation Protected Bond Portfolio B    2003         28,988                 -          28,988
                                                            2002              -                 -               -

Met Investors PIMCO Money Market Portfolio B                2003              -                 -               -
                                                            2002              -                 5              (5)

Met Investors Janus Aggressive Growth Portfolio B           2003        694,968           (69,874)        764,842
                                                            2002        (69,874)            1,910         (71,784)

Met Investors PIMCO Total Return Bond Portfolio B           2003        225,210           178,589          46,621
                                                            2002        178,589               (89)        178,678

Met Investors PIMCO Innovation Portfolio B                  2003        167,258           (50,274)        217,532
                                                            2002        (50,274)           12,028         (62,302)

Met Investors T Rowe Mid Cap Growth Portfolio B             2003      1,091,633          (173,436)      1,265,069
                                                            2002       (173,436)            4,696        (178,132)

Met Investors MFS Research International Portfolio          2003      1,216,204                 -       1,216,204
                                                            2002              -                 -               -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                   Unrealized Appreciation (Depreciation)
                                                               ----------------------------------------------
                                                                Appreciation     Appreciation
                                                       Year or (Depreciation)   (Depreciation)
                                                       Period  End of Period  Beginning of Period    Change
                                                       ------- -------------- ------------------- -----------

Met Investors MFS Research International Portfolio B    2003    $   734,194       $   (64,197)    $   798,391
                                                        2002        (64,197)            1,830         (66,027)

Met Investors AIM Small Cap Growth Portfolio B          2003        873,463          (157,976)      1,031,439
                                                        2002       (157,976)              904        (158,880)

Met Investors AIM Mid Cap Core Equity Portfolio B       2003        495,137           (61,341)        556,478
                                                        2002        (61,341)              (61)        (61,280)

Met Investors Harris Oakmark International Portfolio B  2003      1,078,414           (17,390)      1,095,804
                                                        2002        (17,390)              666         (18,056)

Met Investors Third Avenue Small Cap Value Portfolio B  2003      1,184,036             9,563       1,174,473
                                                        2002          9,563                 -           9,563

GACC Money Market Fund                                  2003              -           (17,426)         17,426
                                                        2002        (17,426)           61,179         (78,605)

Russell Multi-Style Equity Fund                         2003       (924,390)       (2,020,079)      1,095,689
                                                        2002     (2,020,079)       (1,163,110)       (856,969)

Russell Aggressive Equity Fund                          2003         92,384          (226,186)        318,570
                                                        2002       (226,186)          (74,550)       (151,636)

Russell Non-US Fund                                     2003       (226,663)         (856,302)        629,639
                                                        2002       (856,302)         (643,796)       (212,506)

Russell Core Bond Fund                                  2003        103,303           101,308           1,995
                                                        2002        101,308            10,153          91,155

Russell Real Estate Securities Fund                     2003         97,629            13,392          84,237
                                                        2002         13,392            30,500         (17,108)

AIM Premier Equity Fund                                 2003     (1,527,685)       (2,764,545)      1,236,860
                                                        2002     (2,764,545)       (1,600,188)     (1,164,357)

AIM Premier Equity Fund B                               2003         68,369            (5,554)         73,923
                                                        2002         (5,554)                -          (5,554)

AIM Capital Appreciation Fund                           2003     (1,041,320)       (1,952,965)        911,645
                                                        2002     (1,952,965)       (1,568,944)       (384,021)

AIM Capital Appreciation Fund B                         2003         14,263              (976)         15,239
                                                        2002           (976)                -            (976)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                  Unrealized Appreciation (Depreciation)
                                                              ---------------------------------------------
                                                               Appreciation     Appreciation
                                                      Year or (Depreciation)   (Depreciation)
                                                      Period  End of Period  Beginning of Period   Change
                                                      ------- -------------- ------------------- ----------

AIM International Growth Fund                          2003    $   (94,841)      $  (231,880)    $  137,039
                                                       2002       (231,880)         (255,424)        23,544

AIM International Growth Fund B                        2003          9,981               (22)        10,003
                                                       2002            (22)                -            (22)

Alliance Premier Growth Portfolio                      2003     (1,029,254)       (1,744,898)       715,644
                                                       2002     (1,744,898)       (1,091,208)      (653,690)

Alliance Premier Growth Portfolio B                    2003        419,108          (744,135)     1,163,243
                                                       2002       (744,135)           28,927       (773,062)

Alliance Bernstein Real Estate Investment Portfolio    2003        271,516            60,767        210,749
                                                       2002         60,767            80,986        (20,219)

Alliance Bernstein Real Estate Investment Portfolio B  2003        698,560            (7,583)       706,143
                                                       2002         (7,583)           13,294        (20,877)

Alliance Bernstein Small Cap Portfolio B               2003         60,051            (4,774)        64,825
                                                       2002         (4,774)            1,224         (5,998)

Alliance Bernstein Value Portfolio B                   2003         13,420              (362)        13,782
                                                       2002           (362)               14           (376)

Liberty Newport Tiger Fund, Variable Series            2003         (1,835)          (27,205)        25,370
                                                       2002        (27,205)          (15,789)       (11,416)

Goldman Sachs Growth & Income Fund                     2003         (7,082)          (48,091)        41,009
                                                       2002        (48,091)          (48,939)           848

Goldman Sachs International Equity Fund                2003        (44,745)         (110,013)        65,268
                                                       2002       (110,013)         (106,922)        (3,091)

Goldman Sachs Global Income Fund                       2003              -                 -              -
                                                       2002              -            (3,711)         3,711

Goldman Sachs Internet Tollkeeper Fund                 2003              -                 -              -
                                                       2002              -           (50,889)        50,889

Scudder II Dreman High Return Equity Portfolio         2003              -               (11)            11
                                                       2002            (11)               13            (24)

Scudder II Small Cap Growth Portfolio                  2003       (107,505)         (165,246)        57,741
                                                       2002       (165,246)         (112,034)       (53,212)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                           Unrealized Appreciation (Depreciation)
                                                        --------------------------------------------
                                                         Appreciation     Appreciation
                                                Year or (Depreciation)   (Depreciation)
                                                Period  End of Period  Beginning of Period   Change
                                                ------- -------------- ------------------- ---------

Scudder II SVS Dreman Small Cap Value Portfolio  2003     $ 101,337         $  (9,966)     $ 111,303
                                                 2002        (9,966)           56,964        (66,930)

Scudder II Government Securities Portfolio       2003        26,008            55,493        (29,485)
                                                 2002        55,493            25,992         29,501

MFS Bond Series                                  2003             -                12            (12)
                                                 2002            12                 8              4

MFS Research Series                              2003      (270,705)         (462,654)       191,949
                                                 2002      (462,654)         (364,661)       (97,993)

MFS Research Series B                            2003           570            (7,894)         8,464
                                                 2002        (7,894)             (752)        (7,142)

MFS Emerging Growth Series                       2003      (300,443)         (559,684)       259,241
                                                 2002      (559,684)         (413,387)      (146,297)

MFS Emerging Growth Series B                     2003           519            (2,337)         2,856
                                                 2002        (2,337)               78         (2,415)

MFS High Income Series                           2003        10,299           (48,796)        59,095
                                                 2002       (48,796)          (44,978)        (3,818)

MFS High Income Series B                         2003       272,706            (9,137)       281,843
                                                 2002        (9,137)              862         (9,999)

MFS Strategic Income Series                      2003         9,081             4,282          4,799
                                                 2002         4,282               285          3,997

MFS Strategic Income Series B                    2003        23,791             3,346         20,445
                                                 2002         3,346                (1)         3,347

MFS Investors Trust Series                       2003      (191,074)         (535,843)       344,769
                                                 2002      (535,843)         (252,370)      (283,473)

MFS Investors Trust Series B                     2003        14,756          (291,650)       306,406
                                                 2002      (291,650)            3,516       (295,166)

MFS New Discovery Series                         2003        10,378          (102,169)       112,547
                                                 2002      (102,169)           10,897       (113,066)

MFS New Discovery Series B                       2003       412,888          (399,143)       812,031
                                                 2002      (399,143)           47,520       (446,663)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                          Unrealized Appreciation (Depreciation)
                                                      ---------------------------------------------
                                                       Appreciation     Appreciation
                                              Year or (Depreciation)   (Depreciation)
                                              Period  End of Period  Beginning of Period   Change
                                              ------- -------------- ------------------- ----------

MetLife Davis Venture Value A                  2003     $        1        $       -      $        1
                                               2002              -                -               -

MetLife Davis Venture Value E                  2003      2,402,771         (170,278)      2,573,049
                                               2002       (170,278)           7,155        (177,433)

MetLife Harris Oakmark Focused Value B         2003      1,882,620          (78,153)      1,960,773
                                               2002        (78,153)           6,732         (84,885)

MetLife Jennison Growth B                      2003        884,503          (68,173)        952,676
                                               2002        (68,173)               -         (68,173)

MetLife MFS Investors Trust Series B           2003        527,154          (59,396)        586,550
                                               2002        (59,396)               -         (59,396)

MetLife MFS Total Return Series A              2003            560                -             560
                                               2002              -                -               -

MetLife MFS Total Return Series B              2003        116,507            1,538         114,969
                                               2002          1,538                -           1,538

MetLife Capital Guardian U.S. Equity Series A  2003              -                -               -
                                               2002              -                -               -

MetLife Capital Guardian U.S. Equity Series B  2003        201,825          (24,338)        226,163
                                               2002        (24,338)               -         (24,338)

MetLife Met/Putnam Voyager Portfolio B         2003          9,419                -           9,419
                                               2002              -                -               -

MetLife MFS Research B                         2003              -                -               -
                                               2002              -                -               -

MetLife Putnam International Stock B           2003        147,117                -         147,117
                                               2002              -                -               -

MetLife SSR Money Market Portfolio             2003              -                -               -
                                               2002              -                -               -

MetLife Stock Index Portfolio B                2003        811,155          (32,187)        843,342
                                               2002        (32,187)          (1,158)        (31,029)

Oppenheimer Capital Appreciation Fund          2003        (87,874)        (189,419)        101,545
                                               2002       (189,419)         (90,131)        (99,288)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                         Unrealized Appreciation (Depreciation)
                                                      --------------------------------------------
                                                       Appreciation     Appreciation
                                              Year or (Depreciation)   (Depreciation)
                                              Period  End of Period  Beginning of Period   Change
                                              ------- -------------- ------------------- ---------

Oppenheimer Main Street Growth & Income Fund   2003     $ (55,745)        $(158,139)     $ 102,394
                                               2002      (158,139)          (88,937)       (69,202)

Oppenheimer High Income Fund                   2003       (28,534)          (70,189)        41,655
                                               2002       (70,189)          (55,508)       (14,681)

Oppenheimer Bond Fund                          2003        17,692             6,768         10,924
                                               2002         6,768           (16,132)        22,900

Oppenheimer Strategic Bond Fund                2003        10,711            (1,733)        12,444
                                               2002        (1,733)           (3,560)         1,827

Putnam Growth & Income Fund                    2003      (131,139)         (521,301)       390,162
                                               2002      (521,301)         (226,492)      (294,809)

Putnam Growth & Income Fund B                  2003        55,165           (39,906)        95,071
                                               2002       (39,906)              961        (40,867)

Putnam New Value Fund                          2003        11,384           (13,225)        24,609
                                               2002       (13,225)            6,538        (19,763)

Putnam New Value Fund B                        2003        13,001            (3,301)        16,302
                                               2002        (3,301)             (140)        (3,161)

Putnam Vista Fund                              2003      (260,451)         (434,634)       174,183
                                               2002      (434,634)         (342,542)       (92,092)

Putnam Vista Fund B                            2003         2,231            (5,877)         8,108
                                               2002        (5,877)             (348)        (5,529)

Putnam International Growth Fund               2003      (202,782)         (610,844)       408,062
                                               2002      (610,844)         (467,403)      (143,441)

Putnam International Equity B                  2003       664,764          (304,875)       969,639
                                               2002      (304,875)            2,851       (307,726)

Putnam International New Opportunities Fund    2003       (74,086)         (144,077)        69,991
                                               2002      (144,077)         (136,882)        (7,195)

Putnam International New Opportunities Fund B  2003         7,591            (1,538)         9,129
                                               2002        (1,538)             (365)        (1,173)

Putnam Equity Income B                         2003        24,817                 -         24,817
                                               2002             -                 -              -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                 Unrealized Appreciation (Depreciation)
                                                              --------------------------------------------
                                                               Appreciation     Appreciation
                                                      Year or (Depreciation)   (Depreciation)
                                                      Period  End of Period  Beginning of Period   Change
                                                      ------- -------------- ------------------- ---------

Templeton Global Income Securities Fund                2003     $  16,787         $   9,720      $   7,067
                                                       2002         9,720               799          8,921

Templeton Global Income Securities Fund B              2003         2,381             3,035           (654)
                                                       2002         3,035               364          2,671

Templeton Franklin Small Cap Fund                      2003      (158,063)         (357,927)       199,864
                                                       2002      (357,927)         (242,963)      (114,964)

Templeton Franklin Small Cap Fund B                    2003       101,010           (42,067)       143,077
                                                       2002       (42,067)            7,583        (49,650)

Templeton Growth Securities Fund                       2003       (28,906)         (114,554)        85,648
                                                       2002      (114,554)          (60,734)       (53,820)

Templeton Growth Securities Fund B                     2003         9,486           (24,368)        33,854
                                                       2002       (24,368)            1,128        (25,496)

Templeton Foreign Securities Fund                      2003      (133,052)         (381,718)       248,666
                                                       2002      (381,718)         (358,455)       (23,263)

Templeton Foreign Securities Fund B                    2003        92,946           (52,909)       145,855
                                                       2002       (52,909)           (5,864)       (47,045)

Templeton Developing Markets Securities Fund           2003        97,601           (58,091)       155,692
                                                       2002       (58,091)          (75,657)        17,566

Templeton Developing Markets Securities Fund B         2003       623,793           (14,839)       638,632
                                                       2002       (14,839)           12,923        (27,762)

Templeton Mutual Shares Securities Fund                2003        29,885           (44,919)        74,804
                                                       2002       (44,919)           11,446        (56,365)

Templeton Mutual Shares Securities Fund B              2003       155,156          (129,297)       284,453
                                                       2002      (129,297)            6,285       (135,582)

Templeton Franklin Large Cap Growth Securities Fund    2003      (141,408)         (351,731)       210,323
                                                       2002      (351,731)         (317,568)       (34,163)

Templeton Franklin Large Cap Growth Securities Fund B  2003        33,658           (34,600)        68,258
                                                       2002       (34,600)                2        (34,602)

Fidelity Growth Portfolio                              2003       (32,556)          (64,984)        32,428
                                                       2002       (64,984)          (36,527)       (28,457)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                    Unrealized Appreciation (Depreciation)
                                                ---------------------------------------------
                                                 Appreciation     Appreciation
                                        Year or (Depreciation)   (Depreciation)
                                        Period  End of Period  Beginning of Period   Change
                                        ------- -------------- ------------------- ----------

Fidelity Growth Portfolio B              2003     $  93,595         $ (43,230)     $  136,825
                                         2002       (43,230)            2,288         (45,518)

Fidelity Contrafund Portfolio            2003         1,118            (9,248)         10,366
                                         2002        (9,248)           (5,878)         (3,370)

Fidelity Growth Opportunities Portfolio  2003        (5,514)           (9,479)          3,965
                                         2002        (9,479)           (6,681)         (2,798)

Fidelity Growth & Income Portfolio       2003        (7,927)          (20,669)         12,742
                                         2002       (20,669)          (10,708)         (9,961)

Fidelity Equity-Income Portfolio         2003          (569)           (2,440)          1,871
                                         2002        (2,440)             (982)         (1,458)

Fidelity Equity-Income Portfolio B       2003        26,068           (18,986)         45,054
                                         2002       (18,986)              711         (19,697)

Fidelity High Income Portfolio B         2003         9,002               476           8,526
                                         2002           476               (36)            512

American Century Income & Growth Fund    2003       760,611          (632,792)      1,393,403
                                         2002      (632,792)          (40,004)       (592,788)

American Century International Fund      2003       (13,057)          (35,341)         22,284
                                         2002       (35,341)          (26,291)         (9,050)

American Century Value Fund              2003       225,917          (168,851)        394,768
                                         2002      (168,851)          111,412        (280,263)

Dreyfus Stock Index Fund                 2003       (16,988)          (37,694)         20,706
                                         2002       (37,694)          (20,897)        (16,797)

Dreyfus Stock Index Fund B               2003        38,904           (80,502)        119,406
                                         2002       (80,502)             (188)        (80,314)

Dreyfus Disciplined Stock Portfolio      2003        (4,399)          (10,039)          5,640
                                         2002       (10,039)           (9,572)           (467)

Dreyfus Disciplined Stock Portfolio B    2003        (3,030)          (10,381)          7,351
                                         2002       (10,381)             (789)         (9,592)

Dreyfus Capital Appreciation Portfolio   2003       (10,960)          (44,052)         33,092
                                         2002       (44,052)          (36,404)         (7,648)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                      Unrealized Appreciation (Depreciation)
                                                   --------------------------------------------
                                                    Appreciation     Appreciation
                                           Year or (Depreciation)   (Depreciation)
                                           Period  End of Period  Beginning of Period   Change
                                           ------- -------------- ------------------- ---------

Dreyfus Capital Appreciation Portfolio B    2003     $ 122,130         $(174,108)     $ 296,238
                                            2002      (174,108)            4,033       (178,141)

INVESCO Dynamics Fund                       2003       208,242          (487,224)       695,466
                                            2002      (487,224)         (112,073)      (375,151)

INVESCO High Yield Fund                     2003       (24,906)          (65,888)        40,982
                                            2002       (65,888)          (54,078)       (11,810)

PIMCO High Yield Portfolio                  2003        33,083            (1,671)        34,754
                                            2002        (1,671)             (446)        (1,225)

PIMCO Low Duration Portfolio                2003         5,157             4,864            293
                                            2002         4,864              (233)         5,097

PIMCO StocksPLUS Growth & Income Portfolio  2003        32,358            (6,189)        38,547
                                            2002        (6,189)             (614)        (5,575)

PIMCO Total Return Portfolio                2003       102,123            74,865         27,258
                                            2002        74,865            (8,269)        83,134

Scudder I International Portfolio           2003       (31,085)          (55,303)        24,218
                                            2002       (55,303)          (93,109)        37,806

Scudder I International Portfolio B         2003        99,635           (95,501)       195,136
                                            2002       (95,501)          (10,872)       (84,629)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



MetLife Investors Variable Annuity Account Five sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                      As of December 31, 2003
                                                              ----------------------------------------
                                                                               Unit
                                                                            Fair Value*     Net Assets
                                                                Units   (lowest to highest)   (000)
                                                              --------- ------------------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio         1,459,934 $12.36  to   $43.37  $61,609
  Met Investors Lord Abbett Growth & Income Portfolio B         923,556  42.21  to  43.71     39,662
  Met Investors Lord Abbett Bond Debenture Portfolio            721,015  11.88  to  16.21     11,574
  Met Investors Lord Abbett Bond Debenture Portfolio B        1,264,632  15.78  to  16.34     20,277
  Met Investors Lord Abbett Growth Opportunity Portfolio        194,605   8.87  to  9.01       1,728
  Met Investors Lord Abbett Growth Opportunity Portfolio B      210,098   8.70   to  8.93      1,855
  Met Investors Lord Abbett Mid-Cap Value Portfolio             263,942  18.81  to  19.45      5,126
  Met Investors Lord Abbett Mid-Cap Value Portfolio B           414,400  19.11  to  19.60      8,016
(b) Met Investors Lord Abbett America's Value Portfolio B        44,618  11.96  to  12.04        536
  Met Investors JP Morgan Quality Bond Portfolio                450,051  13.01  to  14.78      6,648
  Met Investors JP Morgan Quality Bond Portfolio B              330,145  14.52  to  14.90      4,846
  Met Investors JP Morgan Select Equity Portfolio               725,502   9.03  to  15.21     10,998
  Met Investors JP Morgan Select Equity Portfolio B              40,804  14.94  to  15.32        618
  Met Investors JP Morgan Small Cap Stock Portfolio             410,097   6.56  to  14.12      5,747
  Met Investors Met/Putnam Capital Opportunities Portfolio B     28,266  13.87  to  14.22        397
  Met Investors Met/Putnam Research Portfolio B                 313,112   7.57  to  7.73       2,398
  Met Investors Oppenheimer Capital Appreciation Portfolio B  1,646,831   7.80  to  7.97      13,019
(b) Met Investors PIMCO Inflation Protected Bond Portfolio B    987,643  10.37  to  10.44     10,285
  Met Investors PIMCO Money Market Portfolio B                  994,912   9.82  to  10.17      9,901
  Met Investors Janus Aggressive Growth Portfolio B             813,652   6.58  to  6.72       5,421
  Met Investors PIMCO Total Return Bond Portfolio B           1,932,340 11.44   to   11.69    22,410
  Met Investors PIMCO Innovation Portfolio B                    207,465   4.51  to  4.60         947
  Met Investors T Rowe Price Mid Cap Growth Portfolio B       1,363,312   6.00  to  6.18       8,294
(c) Met Investors MFS Research International Portfolio          366,933  13.28  to  13.33      4,873
  Met Investors MFS Research International Portfolio B          461,284   9.30  to  9.58       4,345
  Met Investors AIM Small Cap Growth Portfolio B                486,382  11.38  to  11.61      5,609
  Met Investors AIM Mid Cap Core Equity Portfolio B             361,906  11.80  to  12.03      4,326
  Met Investors Harris Oakmark International Portfolio B        556,151  11.53  to  11.76      6,500
  Met Investors Third Avenue Small Cap Value Portfolio B        653,846  11.32  to  11.49      7,472
  Russell Multi-Style Equity Fund                               397,820        10.37           4,125
  Russell Aggressive Equity Fund                                 82,580        11.29             933

                                                                     For the Year Ended December 31, 2003
                                                              ---------------------------------------------------
                                                              Investment       Expense              Total
                                                                Income        Ratio***           Return****
                                                               Ratio**   (lowest to highest) (lowest to highest)
                                                              ---------- ------------------- --------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio            0.97%    0.85%  to  1.40%    29.24%  to  29.95%
  Met Investors Lord Abbett Growth & Income Portfolio B          0.78%    0.85%  to  2.35%    23.90%  to  29.63%
  Met Investors Lord Abbett Bond Debenture Portfolio             1.71%    0.85%  to  1.40%    17.86%  to  18.51%
  Met Investors Lord Abbett Bond Debenture Portfolio B           2.55%    0.85%  to  2.35%    8.88%  to  18.15%
  Met Investors Lord Abbett Growth Opportunity Portfolio         0.00%    0.85%  to  1.40%    34.54%  to  35.28%
  Met Investors Lord Abbett Growth Opportunity Portfolio B       0.00%    0.85%  to  1.80%    33.29%  to  34.56%
  Met Investors Lord Abbett Mid-Cap Value Portfolio              0.69%    0.85%  to  1.40%    24.41%  to  25.09%
  Met Investors Lord Abbett Mid-Cap Value Portfolio B            0.74%    0.85%  to  1.80%    23.63%  to  24.81%
(b) Met Investors Lord Abbett America's Value Portfolio B        4.98%    0.85%  to  1.80%    19.61%  to  20.37%
  Met Investors JP Morgan Quality Bond Portfolio                 3.56%    0.85%  to  1.40%     2.55%  to  3.11%
  Met Investors JP Morgan Quality Bond Portfolio B               4.93%    0.85%  to  1.80%     1.91%  to  2.88%
  Met Investors JP Morgan Select Equity Portfolio                0.60%    0.85%  to  1.40%    31.64%  to  32.37%
  Met Investors JP Morgan Select Equity Portfolio B              0.43%    0.85%  to  1.80%    30.83%  to  32.07%
  Met Investors JP Morgan Small Cap Stock Portfolio              0.00%    0.85%  to  1.40%    26.94%  to  27.64%
  Met Investors Met/Putnam Capital Opportunities Portfolio B     0.00%    0.85%  to  1.80%    25.99%  to  27.19%
  Met Investors Met/Putnam Research Portfolio B                  0.00%    1.30%  to  2.35%    19.42%  to  22.61%
  Met Investors Oppenheimer Capital Appreciation Portfolio B     0.00%    1.30%  to  2.35%    20.90%  to  26.74%
(b) Met Investors PIMCO Inflation Protected Bond Portfolio B     0.77%    1.30%  to  2.35%     3.70%  to  4.43%
  Met Investors PIMCO Money Market Portfolio B                   0.39%    0.85%  to  2.35%   (1.80%)  to  (0.42%)
  Met Investors Janus Aggressive Growth Portfolio B              0.00%    1.30%  to  2.35%    21.15%  to  29.08%
  Met Investors PIMCO Total Return Bond Portfolio B              1.64%    1.30%  to  2.35%    (0.06%)  to  2.86%
  Met Investors PIMCO Innovation Portfolio B                     0.00%    1.30%  to  2.35%    38.29%  to  55.38%
  Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%    0.85%  to  2.35%    27.90%  to  35.48%
(c) Met Investors MFS Research International Portfolio           0.80%    0.85%  to  1.40%    32.80%  to  33.30%
  Met Investors MFS Research International Portfolio B           0.90%    0.85%  to  2.35%    28.59%  to  30.93%
  Met Investors AIM Small Cap Growth Portfolio B                 0.00%    1.30%  to  2.35%    32.40%  to  36.94%
  Met Investors AIM Mid Cap Core Equity Portfolio B              1.45%    1.30%  to  2.35%    22.83%  to  24.42%
  Met Investors Harris Oakmark International Portfolio B         1.67%    1.30%  to  2.35%    31.97%  to  34.41%
  Met Investors Third Avenue Small Cap Value Portfolio B         0.48%    1.30%  to  2.35%    34.67%  to  39.46%
  Russell Multi-Style Equity Fund                                0.74%         1.40%                27.07%
  Russell Aggressive Equity Fund                                 0.10%         1.40%                43.58%

     (b) For the period from May 1, 2003 to December 31, 2003.

     (c) For the period from April 25, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                As of December 31, 2003
                                                         --------------------------------------
                                                                        Unit
                                                                     Fair Value*     Net Assets
                                                          Units  (lowest to highest)   (000)
                                                         ------- ------------------- ----------
Accumulation units, continued:
  Russell Non-US Fund                                    188,836       $10.92          $2,063
  Russell Core Bond Fund                                 261,815       13.45            3,521
  Russell Real Estate Securities Fund                     21,995       17.36              382
  AIM Premier Equity Fund                                397,887  6.17  to  10.42       3,868
  AIM Premier Equity Fund B                               58,086  6.14  to  10.38         395
  AIM Capital Appreciation Fund                          263,544  5.74  to  10.77       2,635
  AIM Capital Appreciation Fund B                         10,879  10.50  to  10.61        115
  AIM International Growth Fund                           41,405  6.39  to  10.22         409
  AIM International Growth Fund B                          5,482  9.95  to  10.06          55
  Alliance Premier Growth Portfolio                      218,641       10.68            2,336
  Alliance Premier Growth Portfolio B                    728,968  10.48  to  10.59      7,696
  Alliance Bernstein Real Estate Investment Portfolio     61,311       14.20              871
  Alliance Bernstein Real Estate Investment Portfolio B  241,586  13.95  to  14.10      3,396
  Alliance Bernstein Small Cap Portfolio B                17,193  14.08  to  14.23        244
  Alliance Bernstein Value Portfolio B                     6,137  10.73  to  10.85         66
  Liberty Newport Tiger Fund, Variable Series              6,585  11.91  to  12.04         79
  Goldman Sachs Growth & Income Fund                      22,500   9.18  to  9.28         209
  Goldman Sachs International Equity Fund                 23,216  10.37  to  10.48        243
  Scudder II Dreman High Return Equity Portfolio               0       12.69                -
  Scudder II Small Cap Growth Portfolio                   24,288   8.15  to  8.24         200
  Scudder II Dreman Small Cap Value Portfolio             30,583  12.81  to  12.95        396
  Scudder II Government Securities Portfolio              46,006  13.01  to  13.15        605
  MFS Bond Series                                              0       13.88                -
  MFS Research Series                                     67,950        9.93              675
  MFS Research Series B                                    4,306   9.76  to  9.87          42
  MFS Emerging Growth Series                              52,066       10.07              524
  MFS Emerging Growth Series B                             2,825  9.89  to  10.00          28
  MFS High Income Series                                  42,595       11.28              481
  MFS High Income Series B                               285,487  11.05  to  11.17      3,181
  MFS Strategic Income Series                             12,191       12.75              155
  MFS Strategic Income Series B                           53,316  12.53  to  12.67        675
  MFS Investors Trust Series                             149,790        9.73            1,458
  MFS Investors Trust Series B                           170,421   9.56  to  9.66       1,639
  MFS New Discovery Series                                54,757        7.17              392
  MFS New Discovery Series B                             535,179   7.04  to  7.12       3,795
(b) MetLife Davis Venture Value A                          2,642       28.43               75

                                                                For the Year Ended December 31, 2003
                                                         --------------------------------------------------
                                                         Investment       Expense              Total
                                                           Income        Ratio***           Return****
                                                          Ratio**   (lowest to highest) (lowest to highest)
                                                         ---------- ------------------- -------------------
Accumulation units, continued:
  Russell Non-US Fund                                      2.68%          1.40%               36.86%
  Russell Core Bond Fund                                   3.57%          1.40%               4.68%
  Russell Real Estate Securities Fund                      5.18%          1.40%               35.30%
  AIM Premier Equity Fund                                  0.29%     0.85%  to  1.80%   22.85%  to  24.02%
  AIM Premier Equity Fund B                                0.28%     0.85%  to  1.80%   22.60%  to  23.77%
  AIM Capital Appreciation Fund                            0.00%     0.85%  to  1.80%   27.21%  to  28.42%
  AIM Capital Appreciation Fund B                          0.00%     1.40%  to  1.80%   26.88%  to  27.39%
  AIM International Growth Fund                            0.51%     0.85%  to  1.80%   26.76%  to  27.97%
  AIM International Growth Fund B                          0.51%     1.40%  to  1.80%   26.31%  to  26.81%
  Alliance Premier Growth Portfolio                        0.00%          1.40%               21.95%
  Alliance Premier Growth Portfolio B                      0.00%     1.40%  to  1.80%   21.17%  to  21.65%
  Alliance Bernstein Real Estate Investment Portfolio      2.65%          1.40%               37.36%
  Alliance Bernstein Real Estate Investment Portfolio B    2.38%     1.40%  to  1.80%   36.55%  to  37.09%
  Alliance Bernstein Small Cap Portfolio B                 0.51%     1.40%  to  1.80%   38.38%  to  38.94%
  Alliance Bernstein Value Portfolio B                     0.74%     1.40%  to  1.80%   26.17%  to  26.68%
  Liberty Newport Tiger Fund, Variable Series              0.02%     1.40%  to  1.80%   42.21%  to  42.78%
  Goldman Sachs Growth & Income Fund                       1.33%     1.40%  to  1.80%   22.14%  to  22.63%
  Goldman Sachs International Equity Fund                  4.20%     1.40%  to  1.80%   33.08%  to  33.61%
  Scudder II Dreman High Return Equity Portfolio           3.73%          1.40%               30.09%
  Scudder II Small Cap Growth Portfolio                    0.00%     1.40%  to  1.80%   30.57%  to  31.10%
  Scudder II Dreman Small Cap Value Portfolio              1.18%     1.40%  to  1.80%   39.50%  to  40.06%
  Scudder II Government Securities Portfolio               2.77%     1.40%  to  1.80%    0.43%  to  0.84%
  MFS Bond Series                                          9.79%          1.40%               7.82%
  MFS Research Series                                      0.67%          1.40%               22.97%
  MFS Research Series B                                    0.42%     1.40%  to  1.80%   22.15%  to  22.64%
  MFS Emerging Growth Series                               0.00%          1.40%               28.42%
  MFS Emerging Growth Series B                             0.00%     1.40%  to  1.80%   27.62%  to  28.13%
  MFS High Income Series                                   3.99%          1.40%               16.32%
  MFS High Income Series B                                 3.34%     1.40%  to  1.80%   15.60%  to  16.06%
  MFS Strategic Income Series                              3.89%          1.40%               8.85%
  MFS Strategic Income Series B                            3.95%     1.40%  to  1.80%    8.13%  to  8.57%
  MFS Investors Trust Series                               0.66%          1.40%               20.45%
  MFS Investors Trust Series B                             0.46%     1.40%  to  1.80%   19.66%  to  20.14%
  MFS New Discovery Series                                 0.00%          1.40%               31.86%
  MFS New Discovery Series B                               0.00%     1.40%  to  1.80%   31.05%  to  31.58%
(b) MetLife Davis Venture Value A                          0.00%          1.40%               26.06%

     (b) For the period from May 1, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                         As of December 31, 2003
                                                 ----------------------------------------
                                                                  Unit
                                                               Fair Value*     Net Assets
                                                   Units   (lowest to highest)   (000)
                                                 --------- ------------------- ----------
Accumulation units, continued:
  MetLife Davis Venture Value E                  1,550,314 $10.56  to  $10.87   $16,596
  MetLife Harris Oakmark Focused Value B           835,785  13.70  to  13.99     11,593
  MetLife Jennison Growth B                        744,657   9.62  to  9.76       7,229
  MetLife MFS Investors Trust Series B             451,456  9.86  to  10.02       4,477
(b) MetLife MFS Total Return Series A                9,556       38.42              367
  MetLife MFS Total Return Series B                117,995  10.43  to  10.60      1,243
  MetLife Capital Guardian U.S. Equity Series A     12,599  10.63  to  10.73        134
  MetLife Capital Guardian U.S. Equity Series B    118,449  10.52  to  10.69      1,257
(b) MetLife Met/Putnam Voyager Portfolio B          11,909  11.70  to  11.78        140
(b) MetLife MFS Research B                               0  11.80  to  11.83          -
(b) MetLife Putnam International Stock B           109,537  12.59  to  12.67      1,382
(c) MetLife SSR Money Market Portfolio             168,017   9.96  to  9.99       1,673
  MetLife Stock Index Portfolio B                  608,252  10.26  to  10.46      6,315
  Oppenheimer Capital Appreciation Fund             26,143       13.51              353
  Oppenheimer Main Street Growth & Income Fund      40,020        9.89              396
  Oppenheimer High Income Fund                      21,951       11.44              251
  Oppenheimer Bond Fund                             78,647       12.91            1,015
  Oppenheimer Strategic Bond Fund                   10,260       13.30              136
  Putnam Growth & Income Fund                      125,052       11.36            1,421
  Putnam Growth & Income Fund B                     48,586  11.14  to  11.30        546
  Putnam New Value Fund                              7,034       13.99               98
  Putnam New Value Fund B                            4,322  13.73  to  13.88         60
  Putnam Vista Fund                                 46,667        9.99              466
  Putnam Vista Fund B                                2,600   9.81  to  9.92          26
  Putnam International Growth Fund                  97,509       13.42            1,309
  Putnam International Equity B                    337,511 13.16   to  13.31      4,476
  Putnam International New Opportunities Fund       17,641       10.97              194
  Putnam International New Opportunities Fund B      3,352  10.76  to  10.88         36
(b) Putnam Equity Income B                          24,782  12.01  to  12.08        299
  Templeton Global Income Securities Fund            4,340  14.76  to  15.68         64
  Templeton Global Income Securities Fund B            626  14.47  to  14.85          9
  Templeton Franklin Small Cap Fund                 44,810   5.83  to  11.71        522
  Templeton Franklin Small Cap Fund B               66,001  11.48  to  11.78        766
  Templeton Growth Securities Fund                  17,765  10.86  to  14.51        243
  Templeton Growth Securities Fund B                10,003  13.41  to  13.76        136
  Templeton Foreign Securities Fund                 84,201   8.86  to  9.40         791

                                                         For the Year Ended December 31, 2003
                                                 ----------------------------------------------------
                                                 Investment       Expense               Total
                                                   Income        Ratio***            Return****
                                                  Ratio**   (lowest to highest)  (lowest to highest)
                                                 ---------- ------------------- ---------------------
Accumulation units, continued:
  MetLife Davis Venture Value E                     0.22%    0.85%  to  2.35%    25.13%  to  29.63%
  MetLife Harris Oakmark Focused Value B            0.05%    1.30%  to  2.35%    26.99%  to  30.49%
  MetLife Jennison Growth B                         0.13%    1.30%  to  2.35%    20.13%  to  27.89%
  MetLife MFS Investors Trust Series B              0.20%    0.85%  to  1.80%    19.36%  to  20.50%
(b) MetLife MFS Total Return Series A               0.00%         1.40%                12.83%
  MetLife MFS Total Return Series B                 1.05%    0.85%  to  1.80%    14.65%  to  15.74%
  MetLife Capital Guardian U.S. Equity Series A     0.00%    0.85%  to  1.40%    25.85%  to  26.31%
  MetLife Capital Guardian U.S. Equity Series B     0.50%    0.85%  to  1.80%    35.00%  to  36.28%
(b) MetLife Met/Putnam Voyager Portfolio B          0.00%    0.85%  to  1.80%    17.01%  to  17.75%
(b) MetLife MFS Research B                          0.00%    1.40%  to  1.80%    17.97%  to  18.29%
(b) MetLife Putnam International Stock B            0.00%    0.85%  to  1.80%    25.89%  to  26.69%
(c) MetLife SSR Money Market Portfolio              0.84%    0.85%  to  1.40%   (0.45%)   to  (0.07%)
  MetLife Stock Index Portfolio B                   1.31%    1.30%  to  2.35%    20.39%  to  26.10%
  Oppenheimer Capital Appreciation Fund             0.38%         1.40%                29.13%
  Oppenheimer Main Street Growth & Income Fund      0.95%         1.40%                24.96%
  Oppenheimer High Income Fund                      6.64%         1.40%                22.24%
  Oppenheimer Bond Fund                             5.62%         1.40%                 5.29%
  Oppenheimer Strategic Bond Fund                   6.11%         1.40%                16.43%
  Putnam Growth & Income Fund                       2.09%         1.40%                25.92%
  Putnam Growth & Income Fund B                     1.60%    0.85%  to  1.80%    23.22%  to  25.61%
  Putnam New Value Fund                             1.55%         1.40%                31.02%
  Putnam New Value Fund B                           1.48%    1.40%  to  1.80%    30.12%  to  30.64%
  Putnam Vista Fund                                 0.00%         1.40%                31.57%
  Putnam Vista Fund B                               0.00%    1.40%  to  1.80%    30.79%  to  31.32%
  Putnam International Growth Fund                  1.11%         1.40%                27.10%
  Putnam International Equity B                     0.78%    1.40%  to  1.80%    26.24%  to  26.74%
  Putnam International New Opportunities Fund       0.59%         1.40%                31.74%
  Putnam International New Opportunities Fund B     0.32%    1.40%  to  1.80%    30.83%  to  31.36%
(b) Putnam Equity Income B                          1.05%    0.85%  to  1.80%    20.05%  to  20.82%
  Templeton Global Income Securities Fund           7.69%    0.85%  to  1.40%    21.01%  to  21.68%
  Templeton Global Income Securities Fund B        10.01%    0.85%  to  1.80%    20.25%  to  21.40%
  Templeton Franklin Small Cap Fund                 0.00%    0.85%  to  1.40%    35.70%  to  36.44%
  Templeton Franklin Small Cap Fund B               0.00%    0.85%  to  1.80%    34.80%  to  36.08%
  Templeton Growth Securities Fund                  1.61%    0.85%  to  1.40%    30.78%  to  31.50%
  Templeton Growth Securities Fund B                1.53%    0.85%  to  1.80%    29.78%  to  31.02%
  Templeton Foreign Securities Fund                 1.85%    0.85%  to  1.40%    30.71%  to  31.43%

     (b) For the period from May 1, 2003 to December 31, 2003.

     (c) For the period from April 25, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                As of December 31, 2003
                                                         --------------------------------------
                                                                        Unit
                                                                     Fair Value*     Net Assets
                                                          Units  (lowest to highest)   (000)
                                                         ------- ------------------- ----------
Accumulation units, continued:
  Templeton Foreign Securities Fund B                    107,983  $9.24  to  $9.47     $1,009
  Templeton Developing Markets Securities Fund            41,611       10.47              436
  Templeton Developing Markets Securities Fund B         215,968  10.25  to  10.36      2,231
  Templeton Mutual Shares Securities Fund                 27,172       13.25              360
  Templeton Mutual Shares Securities Fund B              121,181  12.99  to  13.25      1,585
  Templeton Franklin Large Cap Growth Securities Fund     49,029  8.19  to  12.71         598
  Templeton Franklin Large Cap Growth Securities Fund B   25,314  12.48  to  12.80        322
  Fidelity Growth Portfolio                                7,254       11.44               83
  Fidelity Growth Portfolio B                             88,579  11.21  to  11.33      1,002
  Fidelity Contrafund Portfolio                            3,061       13.74               42
  Fidelity Growth Opportunities Portfolio                  1,718        8.27               14
  Fidelity Growth & Income Portfolio                       5,413       11.33               61
  Fidelity Equity-Income Portfolio                           664       11.81                8
  Fidelity Equity-Income Portfolio B                      20,315  11.55  to  11.67        236
  Fidelity High Income Portfolio B                         5,317  11.37  to  11.49         61
  American Century Income & Growth Fund                  775,779   8.25  to  8.34       6,449
  American Century International Growth Fund              15,004   6.85  to  6.93         104
  American Century Value Fund                            129,841  13.47  to  13.62      1,762
  Dreyfus Stock Index Fund                                11,280        7.77               88
  Dreyfus Stock Index Fund B                              58,817   7.60  to  7.69         450
  Dreyfus Disciplined Stock Portfolio                      2,847        7.35               21
  Dreyfus Disciplined Stock Portfolio B                    5,366   7.21  to  7.29          39
  Dreyfus Capital Appreciation Portfolio                  20,588        8.72              179
  Dreyfus Capital Appreciation Portfolio B               215,401   8.53  to  8.62       1,850
  INVESCO Dynamics Fund                                  382,062   6.50  to  6.57       2,503
  INVESCO High Yield Fund                                 24,052   8.78  to  8.88         213
  PIMCO High Yield Portfolio                              48,681  11.63  to  11.76        572
  PIMCO Low Duration Portfolio                            44,002  11.96  to  12.09        531
  PIMCO StocksPLUS Growth & Income Portfolio              25,384   8.11  to  8.20         208
  PIMCO Total Return Portfolio                           239,749  12.67  to  12.81      3,061
  Scudder International Portfolio                         15,512        6.21               96
  Scudder International Portfolio B                      145,481   6.12  to  6.19         896

Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio     13,141             29.47        387

                                                                For the Year Ended December 31, 2003
                                                         --------------------------------------------------
                                                         Investment       Expense              Total
                                                           Income        Ratio***           Return****
                                                          Ratio**   (lowest to highest) (lowest to highest)
                                                         ---------- ------------------- -------------------
Accumulation units, continued:
  Templeton Foreign Securities Fund B                       1.32%    0.85%  to  1.80%   29.86%  to  31.09%
  Templeton Developing Markets Securities Fund              1.37%         1.40%               51.60%
  Templeton Developing Markets Securities Fund B            1.12%    1.40%  to  1.80%   50.27%  to  50.87%
  Templeton Mutual Shares Securities Fund                   1.10%         1.40%               23.74%
  Templeton Mutual Shares Securities Fund B                 0.99%    0.85%  to  1.80%   22.92%  to  24.09%
  Templeton Franklin Large Cap Growth Securities Fund       0.76%    0.85%  to  1.40%   25.37%  to  26.06%
  Templeton Franklin Large Cap Growth Securities Fund B     0.74%    0.85%  to  1.80%   24.68%  to  25.87%
  Fidelity Growth Portfolio                                 0.34%         1.40%               31.00%
  Fidelity Growth Portfolio B                               0.04%    1.40%  to  1.80%   30.18%  to  30.70%
  Fidelity Contrafund Portfolio                             0.46%         1.40%               26.68%
  Fidelity Growth Opportunities Portfolio                   0.78%         1.40%               28.07%
  Fidelity Growth & Income Portfolio                        1.19%         1.40%               22.05%
  Fidelity Equity-Income Portfolio                          1.78%         1.40%               28.52%
  Fidelity Equity-Income Portfolio B                        1.41%    1.40%  to  1.80%   27.71%  to  28.22%
  Fidelity High Income Portfolio B                          3.52%    1.40%  to  1.80%   24.49%  to  24.99%
  American Century Income & Growth Fund                     1.16%    1.40%  to  1.80%   27.05%  to  27.56%
  American Century International Growth Fund                0.72%    1.40%  to  1.80%   22.29%  to  22.78%
  American Century Value Fund                               1.07%    1.40%  to  1.80%   26.66%  to  27.17%
  Dreyfus Stock Index Fund                                  1.50%         1.40%               26.58%
  Dreyfus Stock Index Fund B                                1.25%    1.40%  to  1.80%   25.77%  to  26.28%
  Dreyfus Disciplined Stock Portfolio                       0.76%         1.40%               21.81%
  Dreyfus Disciplined Stock Portfolio B                     0.70%    1.40%  to  1.80%   21.11%  to  21.60%
  Dreyfus Capital Appreciation Portfolio                    1.42%         1.40%               19.49%
  Dreyfus Capital Appreciation Portfolio B                  1.30%    1.40%  to  1.80%   18.67%  to  19.15%
  INVESCO Dynamics Fund                                     0.00%    1.40%  to  1.80%   35.37%  to  35.91%
  INVESCO High Yield Fund                                   5.98%    1.40%  to  1.80%   22.81%  to  23.30%
  PIMCO High Yield Portfolio                                7.12%    1.40%  to  1.80%   20.74%  to  21.23%
  PIMCO Low Duration Portfolio                              1.70%    1.40%  to  1.80%    0.52%  to  0.93%
  PIMCO StocksPLUS Growth & Income Portfolio                2.40%    1.40%  to  1.80%   28.06%  to  28.57%
  PIMCO Total Return Portfolio                              2.83%    1.40%  to  1.80%    3.18%  to  3.60%
  Scudder International Portfolio                           0.76%         1.40%               25.98%
  Scudder International Portfolio B                         0.53%    1.40%  to  1.80%   25.24%  to  25.75%

Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio       0.97%               1.40%               25.47%


     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                   As of December 31, 2003
                                                            -------------------------------------
                                                                          Unit
                                                                       Fair Value*     Net Assets
                                                            Units  (lowest to highest)   (000)
                                                            ------ ------------------- ----------
Annuitization units, continued:
  Met Investors Lord Abbett Growth & Income Portfolio B        891       $39.72           $ 35
  Met Investors Lord Abbett Bond Debenture Portfolio         1,039        13.58             14
  Met Investors Lord Abbett Bond Debenture Portfolio B         209        14.85              3
  Met Investors Lord Abbett Growth Opportunity Portfolio       363         8.20              3
  Met Investors Lord Abbett Growth Opportunity Portfolio B     761         8.08              6
  Met Investors Lord Abbett Mid-Cap Value Portfolio            138        16.28              2
  Met Investors Lord Abbett Mid-Cap Value Portfolio B          231        17.81              4
  Met Investors JP Morgan Quality Bond Portfolio             5,008        12.38             62
  Met Investors JP Morgan Select Equity Portfolio            2,647        12.73             34
  Met Investors JP Morgan Small Cap Stock Portfolio            239        11.82              3
(c) Met Investors MFS Research International Portfolio       1,460        13.01             19
  Russell Multi-Style Equity Fund                            6,979         8.68             61
  Russell Aggressive Equity Fund                             1,317         9.46             12
  Russell Non-US Fund                                        4,028         9.15             37
  Russell Core Bond Fund                                     6,855        11.26             77
  Russell Real Estate Securities Fund                        1,134        15.20             17
  AIM Premier Equity Fund                                      100         8.63              1
  AIM Capital Appreciation Fund                                324         8.92              3
  Scudder II Government Securities Portfolio                10,375        11.01            114
(c) MetLife SSR Money Market Portfolio                       9,489         9.76             93
  Templeton Growth Securities Fund                             397        11.83              5

                                                                   For the Year Ended December 31, 2003
                                                            ------------------------------------------------
                                                            Investment       Expense              Total
                                                              Income        Ratio***           Return****
                                                             Ratio**   (lowest to highest) (lowest to highest)
                                                            ---------- ------------------- -------------------
Annuitization units, continued:
  Met Investors Lord Abbett Growth & Income Portfolio B        0.78%          1.40%               25.16%
  Met Investors Lord Abbett Bond Debenture Portfolio           1.71%          1.40%               14.43%
  Met Investors Lord Abbett Bond Debenture Portfolio B         2.55%          1.40%               14.08%
  Met Investors Lord Abbett Growth Opportunity Portfolio       0.00%          1.40%               30.62%
  Met Investors Lord Abbett Growth Opportunity Portfolio B     0.00%          1.40%               29.92%
  Met Investors Lord Abbett Mid-Cap Value Portfolio            0.69%          1.40%               20.78%
  Met Investors Lord Abbett Mid-Cap Value Portfolio B          0.74%          1.40%               20.51%
  Met Investors JP Morgan Quality Bond Portfolio               3.56%          1.40%               (0.44%)
  Met Investors JP Morgan Select Equity Portfolio              0.60%          1.40%               27.81%
  Met Investors JP Morgan Small Cap Stock Portfolio            0.00%          1.40%               23.24%
(c) Met Investors MFS Research International Portfolio         0.80%          1.40%               30.14%
  Russell Multi-Style Equity Fund                              0.74%          1.40%               23.37%
  Russell Aggressive Equity Fund                               0.10%          1.40%               39.39%
  Russell Non-US Fund                                          2.68%          1.40%               32.87%
  Russell Core Bond Fund                                       3.57%          1.40%                1.63%
  Russell Real Estate Securities Fund                          5.18%          1.40%               31.36%
  AIM Premier Equity Fund                                      0.29%          1.40%               19.75%
  AIM Capital Appreciation Fund                                0.00%          1.40%               24.00%
  Scudder II Government Securities Portfolio                   2.77%          1.40%               (2.10%)
(c) MetLife SSR Money Market Portfolio                         0.84%          1.40%               (2.44%)
  Templeton Growth Securities Fund                             1.61%          1.40%               26.97%

     (c) For the period from April 25, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account Five (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                     As of December 31, 2002
                                                              -------------------------------------
                                                                               Unit          Net
                                                                            Fair Value*     Assets
                                                                Units   (lowest to highest) (000)
                                                              --------- ------------------- -------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio         1,196,864  $9.51  to  $33.56  $39,010
  Met Investors Lord Abbett Growth & Income Portfolio B         450,427  33.02  to   33.72   15,041
  Met Investors Lord Abbett Bond Debenture Portfolio            747,335  10.03  to   13.76   10,179
  Met Investors Lord Abbett Bond Debenture Portfolio B          430,647  13.54  to   13.83    5,894
  Met Investors Lord Abbett Developing Growth Portfolio         175,881   4.97  to   7.44     1,295
  Met Investors Lord Abbett Developing Growth Portfolio B        43,484   7.36  to   7.48       323
  Met Investors Lord Abbett Growth Opportunity Portfolio         14,456   6.60  to   6.66        96
  Met Investors Lord Abbett Growth Opportunity Portfolio B      115,356   6.53  to   6.63       760
  Met Investors Lord Abbett Mid-Cap Value Portfolio             280,253  15.03  to   15.63    4,374
  Met Investors Lord Abbett Mid-Cap Value Portfolio B           249,099  15.46  to   15.71    3,882
  Met Investors JP Morgan Enhanced Index Portfolio            1,111,223   6.15  to   12.71   14,049
  Met Investors JP Morgan Enhanced Index Portfolio B             28,934  12.57  to   12.77      367
  Met Investors JP Morgan International Equity Portfolio        542,201   5.30  to   8.69     4,688
  Met Investors JP Morgan International Equity Portfolio B        6,305   8.59  to   8.73        55
  Met Investors JP Morgan Quality Bond Portfolio                558,320  12.62  to   14.41    8,044
  Met Investors JP Morgan Quality Bond Portfolio B              196,386  14.25  to   14.48    2,818
  Met Investors JP Morgan Select Equity Portfolio               836,784   6.82  to   11.55    9,638
  Met Investors JP Morgan Select Equity Portfolio B              43,054  11.42  to   11.60      496
  Met Investors JP Morgan Small Cap Stock Portfolio             471,346   5.14  to   11.12    5,209
  Met Investors Met/Putnam Capital Opportunities Portfolio B     27,938  11.01  to   11.18      310
  Met Investors Met/Putnam Research Portfolio B                 104,003   6.22  to   6.30       651
  Met Investors Oppenheimer Capital Appreciation Portfolio B    422,075   6.21  to   6.28     2,639
  Met Investors PIMCO Money Market Portfolio B                  598,780  10.00  to   10.21    6,031
  Met Investors Janus Aggressive Growth Portfolio B             174,539   5.14  to   5.20       903
  Met Investors PIMCO Total Return Bond Portfolio B             619,041  11.22  to   11.36    6,997
  Met Investors PIMCO Innovation Portfolio B                     86,859   2.92  to   2.96       256
  Met Investors T Rowe Price Mid Cap Growth Portfolio B         274,466   4.49  to   4.56     1,240
  Met Investors MFS Research International Portfolio B          193,659   7.20  to   7.32     1,404
  Met Investors AIM Small Cap Growth Portfolio B                163,481   8.38  to   8.47     1,380
  Met Investors AIM Mid Cap Core Equity Portfolio B              82,588   9.57  to   9.67       796
  Met Investors Harris Oakmark International Portfolio B         67,294   8.74  to   8.83       592

                                                                      For the Year Ended December 31, 2002
                                                              -----------------------------------------------------
                                                              Investment       Expense               Total
                                                                Income        Ratio***            Return****
                                                               Ratio**   (lowest to highest)  (lowest to highest)
                                                              ---------- ------------------- ----------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio            0.87%    0.85%  to  1.40%   (19.09%)  to  (18.64%)
  Met Investors Lord Abbett Growth & Income Portfolio B          1.54%    0.85%  to  2.25%   (19.94%)  to  (18.81%)
  Met Investors Lord Abbett Bond Debenture Portfolio             9.14%    0.85%  to  1.40%    (1.77%)  to  (1.23%)
  Met Investors Lord Abbett Bond Debenture Portfolio B           5.78%    0.85%  to  2.25%    (2.79%)  to  (1.42%)
  Met Investors Lord Abbett Developing Growth Portfolio          0.00%    0.85%  to  1.40%   (29.98%)  to  (29.59%)
  Met Investors Lord Abbett Developing Growth Portfolio B        0.00%    0.85%  to  1.80%   (30.40%)  to  (29.74%)
  Met Investors Lord Abbett Growth Opportunity Portfolio         0.00%    0.85%  to  1.40%   (25.30%)  to  (24.89%)
  Met Investors Lord Abbett Growth Opportunity Portfolio B       0.00%    0.85%  to  1.80%   (25.76%)  to  (25.05%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio              0.48%    0.85%  to  1.40%   (10.57%)  to  (10.08%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B            0.68%    0.85%  to  1.80%   (11.20%)  to  (10.35%)
  Met Investors JP Morgan Enhanced Index Portfolio               0.84%    0.85%  to  1.40%   (26.00%)  to  (25.59%)
  Met Investors JP Morgan Enhanced Index Portfolio B             1.27%    0.85%  to  1.80%   (26.46%)  to  (25.75%)
  Met Investors JP Morgan International Equity Portfolio         0.00%    0.85%  to  1.40%   (17.52%)  to  (17.07%)
  Met Investors JP Morgan International Equity Portfolio B       0.00%    0.85%  to  1.80%   (18.00%)  to  (17.22%)
  Met Investors JP Morgan Quality Bond Portfolio                 4.72%    0.85%  to  1.40%      7.44%  to  8.03%
  Met Investors JP Morgan Quality Bond Portfolio B               7.86%    0.85%  to  1.80%      6.66%  to  7.67%
  Met Investors JP Morgan Select Equity Portfolio                0.57%    0.85%  to  1.40%   (26.68%)  to  (26.28%)
  Met Investors JP Morgan Select Equity Portfolio B              0.70%    0.85%  to  1.80%   (27.15%)  to  (26.46%)
  Met Investors JP Morgan Small Cap Stock Portfolio              0.08%    0.85%  to  1.40%   (22.15%)  to  (21.72%)
  Met Investors Met/Putnam Capital Opportunities Portfolio B     0.09%    0.85%  to  1.80%   (22.60%)  to  (21.86%)
  Met Investors Met/Putnam Research Portfolio B                  0.70%    1.40%  to  2.25%   (22.58%)  to  (21.91%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B     0.01%    1.40%  to  2.25%   (26.41%)  to  (25.78%)
  Met Investors PIMCO Money Market Portfolio B                   0.87%    0.85%  to  2.25%     (1.15%)  to  0.24%
  Met Investors Janus Aggressive Growth Portfolio B              0.01%    1.40%  to  2.25%   (29.44%)  to  (28.84%)
  Met Investors PIMCO Total Return Bond Portfolio B              0.00%    1.40%  to  2.25%      6.86%  to  7.77%
  Met Investors PIMCO Innovation Portfolio B                     0.00%    1.40%  to  2.25%   (51.83%)  to  (51.42%)
  Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%    0.85%  to  2.25%   (45.29%)  to  (44.51%)
  Met Investors MFS Research International Portfolio B           0.26%    1.40%  to  2.25%   (13.77%)  to  (12.55%)
  Met Investors AIM Small Cap Growth Portfolio B                 0.00%    1.40%  to  2.25%   (29.12%)  to  (28.51%)
  Met Investors AIM Mid Cap Core Equity Portfolio B              0.02%    1.40%  to  2.25%   (12.80%)  to  (12.06%)
  Met Investors Harris Oakmark International Portfolio B         0.25%    1.40%  to  2.25%   (19.92%)  to  (19.23%)


     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

               .METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                                  As of December 31, 2002
                                                           --------------------------------------
                                                                          Unit
                                                                       Fair Value*     Net Assets
                                                            Units  (lowest to highest)   (000)
                                                           ------- ------------------- ----------
Accumulation units, continued:
(d) Met Investors Third Avenue Small Cap Value Portfolio B  82,338  $8.19  to  $8.23     $  676
  GACC Money Market Fund                                   259,921  10.93  to  12.44      3,234
  Russell Multi-Style Equity Fund                          420,480        8.16            3,431
  Russell Aggressive Equity Fund                            90,550        7.87              712
  Russell Non-US Fund                                      203,081        7.98            1,621
  Russell Core Bond Fund                                   273,015       12.85            3,507
  Russell Real Estate Securities Fund                       24,721       12.83              317
  AIM Premier Equity Fund                                  471,305   4.97  to  8.41       3,689
(d) AIM Premier Equity Fund B                               30,604   4.96  to  8.39         171
  AIM Capital Appreciation Fund                            303,807   4.47  to  8.40       2,368
(d) AIM Capital Appreciation Fund B                          2,472   8.27  to  8.33          21
  AIM International Growth Fund                             49,469   5.00  to  8.00         385
(d) AIM International Growth Fund B                          1,735   7.87  to  7.93          14
  Alliance Premier Growth Portfolio                        251,537        8.76            2,204
  Alliance Premier Growth Portfolio B                      365,675   8.65  to  8.71       3,176
  Alliance Bernstein Real Estate Investment Portfolio       72,716       10.34              752
  Alliance Bernstein Real Estate Investment Portfolio B    121,702  10.21  to  10.28      1,248
  Alliance Bernstein Small Cap Portfolio B                  10,480  10.18  to  10.24        107
  Alliance Bernstein Value Portfolio B                       5,322   8.51  to  8.56          45
  Liberty Newport Tiger Fund, Variable Series                6,888   8.37  to  8.43          58
  Goldman Sachs Growth & Income Fund                        23,127   7.52  to  7.57         175
  Goldman Sachs International Equity Fund                   24,711   7.79  to  7.84         194
  Scudder II Dreman High Return Equity Portfolio                10        9.76                -
  Scudder II Small Cap Growth Portfolio                     25,164   6.24  to  6.29         158
  Scudder II Dreman Small Cap Value Portfolio               39,894   9.19  to  9.25         369
  Scudder II Government Securities Portfolio                62,605  12.96  to  13.04        816
  MFS Bond Series                                               10       12.87                -
  MFS Research Series                                       75,386        8.08              609
  MFS Research Series B                                      4,142   7.99  to  8.05          33
  MFS Emerging Growth Series                                67,529        7.84              529
  MFS Emerging Growth Series B                                 740   7.75  to  7.81           6
  MFS High Income Series                                    42,215        9.70              409
  MFS High Income Series B                                 123,968   9.56  to  9.63       1,191
  MFS Strategic Income Series                                6,974       11.71               82
  MFS Strategic Income Series B                              6,733  11.59  to  11.67         78
  MFS Investors Trust Series                               168,930        8.08            1,365

                                                                   For the Year Ended December 31, 2002
                                                           -----------------------------------------------------
                                                           Investment       Expense               Total
                                                             Income        Ratio***            Return****
                                                            Ratio**   (lowest to highest)  (lowest to highest)
                                                           ---------- ------------------- ----------------------
Accumulation units, continued:
(d) Met Investors Third Avenue Small Cap Value Portfolio B    0.38%    1.40%  to  2.25%   (18.14%)  to  (17.68%)
  GACC Money Market Fund                                      2.92%    0.85%  to  1.40%      0.23%  to  0.78%
  Russell Multi-Style Equity Fund                             0.60%         1.40%                (24.26%)
  Russell Aggressive Equity Fund                              0.00%         1.40%                (20.18%)
  Russell Non-US Fund                                         1.51%         1.40%                (16.33%)
  Russell Core Bond Fund                                      2.92%         1.40%                 7.33%
  Russell Real Estate Securities Fund                         5.11%         1.40%                 2.36%
  AIM Premier Equity Fund                                     0.30%    0.85%  to  1.80%   (31.51%)  to  (30.85%)
(d) AIM Premier Equity Fund B                                 0.68%    0.85%  to  1.80%   (31.70%)  to  (31.05%)
  AIM Capital Appreciation Fund                               0.00%    0.85%  to  1.80%   (25.71%)  to  (25.00%)
(d) AIM Capital Appreciation Fund B                           0.00%    1.40%  to  1.80%   (25.85%)  to  (25.55%)
  AIM International Growth Fund                               0.49%    0.85%  to  1.80%   (17.18%)  to  (16.39%)
(d) AIM International Growth Fund B                           0.94%    1.40%  to  1.80%   (17.43%)  to  (17.10%)
  Alliance Premier Growth Portfolio                           0.00%         1.40%                (31.61%)
  Alliance Premier Growth Portfolio B                         0.00%    1.40%  to  1.80%   (32.08%)  to  (31.80%)
  Alliance Bernstein Real Estate Investment Portfolio         2.45%         1.40%                 1.18%
  Alliance Bernstein Real Estate Investment Portfolio B       2.46%    1.40%  to  1.80%      0.48%  to  0.89%
  Alliance Bernstein Small Cap Portfolio B                    0.14%    1.40%  to  1.80%    (8.04%)  to  (7.68%)
  Alliance Bernstein Value Portfolio B                        0.10%    1.40%  to  1.80%   (14.51%)  to  (14.16%)
  Liberty Newport Tiger Fund, Variable Series                 1.18%    1.40%  to  1.80%   (18.45%)  to  (18.12%)
  Goldman Sachs Growth & Income Fund                          1.29%    1.40%  to  1.80%   (12.92%)  to  (12.57%)
  Goldman Sachs International Equity Fund                     0.95%    1.40%  to  1.80%   (19.80%)  to  (19.47%)
  Scudder II Dreman High Return Equity Portfolio              0.92%         1.40%                (19.17%)
  Scudder II Small Cap Growth Portfolio                       0.00%    1.40%  to  1.80%   (34.65%)  to  (34.39%)
  Scudder II Dreman Small Cap Value Portfolio                 0.38%    1.40%  to  1.80%   (12.93%)  to  (12.58%)
  Scudder II Government Securities Portfolio                  3.59%    1.40%  to  1.80%      6.12%  to  6.55%
  MFS Bond Series                                             5.69%         1.40%                 7.41%
  MFS Research Series                                         0.28%         1.40%                (25.59%)
  MFS Research Series B                                       0.10%    1.40%  to  1.80%   (26.07%)  to  (25.77%)
  MFS Emerging Growth Series                                  0.00%         1.40%                (34.68%)
  MFS Emerging Growth Series B                                0.00%    1.40%  to  1.80%   (35.04%)  to  (34.78%)
  MFS High Income Series                                      6.79%         1.40%                 1.14%
  MFS High Income Series B                                    5.23%    1.40%  to  1.80%      0.50%  to  0.90%
  MFS Strategic Income Series                                 0.94%         1.40%                 6.90%
  MFS Strategic Income Series B                               0.05%    1.40%  to  1.80%      6.26%  to  6.68%
  MFS Investors Trust Series                                  0.56%         1.40%                (22.06%)


     (d) For the period from May 1, 2002 to December 31, 2002.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                         As of December 31, 2002
                                                  --------------------------------------
                                                                 Unit
                                                              Fair Value*     Net Assets
                                                   Units  (lowest to highest)   (000)
                                                  ------- ------------------- ----------
Accumulation units, continued:
  MFS Investors Trust Series B                    173,260  $7.99  to  $8.04     $1,390
  MFS New Discovery Series                         60,459        5.44              329
  MFS New Discovery Series B                      305,282   5.37  to  5.41       1,647
  MetLife Davis Venture Value E                   396,395   8.26  to  8.39       3,296
  MetLife Harris Oakmark Focused Value B          241,463  10.59  to  10.71      2,573
(d) MetLife Jennison Growth B                     204,999   7.58  to  7.63       1,561
(d) MetLife MFS Investors Trust Series B          115,513   8.26  to  8.32         957
(d) MetLife MFS Total Return Series B              54,699   9.10  to  9.16         499
(d) MetLife Capital Guardian U.S. Equity Series B  47,662   7.80  to  7.85         373
  MetLife Stock Index Portfolio B                 179,892   8.20  to  8.29       1,486
  Oppenheimer Capital Appreciation Fund            28,516       10.46              298
  Oppenheimer Main Street Growth & Income Fund     44,450        7.92              352
  Oppenheimer High Income Fund                     22,628        9.36              212
  Oppenheimer Bond Fund                            88,380       12.26            1,083
  Oppenheimer Strategic Bond Fund                   9,802       11.43              112
  Putnam Growth & Income Fund                     151,743        9.02            1,369
  Putnam Growth & Income Fund B                    37,265   8.90  to  8.97         334
  Putnam New Value Fund                             7,520       10.68               80
  Putnam New Value Fund B                           2,191  10.55  to  10.62         23
  Putnam Vista Fund                                52,439        7.60              398
  Putnam Vista Fund B                               3,245   7.50  to  7.55          24
  Putnam International Growth Fund                118,166       10.56            1,248
  Putnam International Equity B                   211,901  10.43  to  10.50      2,219
  Putnam International New Opportunities Fund      20,105        8.33              167
  Putnam International New Opportunities Fund B     2,262   8.22  to  8.28          19
  Templeton Global Income Securities Fund           4,437  12.20  to  12.89         54
  Templeton Global Income Securities Fund B         1,398  12.03  to  12.23         17
  Templeton Franklin Small Cap Fund                50,532   4.27  to  8.63         434
  Templeton Franklin Small Cap Fund B              23,112   8.52  to  8.66         198
  Templeton Growth Securities Fund                 22,813   8.26  to  11.10        241
  Templeton Growth Securities Fund B               10,776  10.33  to  10.50        112
  Templeton Foreign Securities Fund                88,500   6.74  to  7.19         636
  Templeton Foreign Securities Fund B              42,007   7.11  to  7.23         302
  Templeton Developing Markets Securities Fund     48,279        6.91              333
  Templeton Developing Markets Securities Fund B  122,225   6.82  to  6.87         837
  Templeton Mutual Shares Securities Fund          30,450       10.71              326

                                                          For the Year Ended December 31, 2002
                                                  -----------------------------------------------------
                                                  Investment       Expense               Total
                                                    Income        Ratio***            Return****
                                                   Ratio**   (lowest to highest)  (lowest to highest)
                                                  ---------- ------------------- ----------------------
Accumulation units, continued:
  MFS Investors Trust Series B                       0.43%    1.40%  to  1.80%   (22.56%)  to  (22.25%)
  MFS New Discovery Series                           0.00%         1.40%                (32.58%)
  MFS New Discovery Series B                         0.00%    1.40%  to  1.80%   (33.02%)  to  (32.75%)
  MetLife Davis Venture Value E                      0.54%    0.85%  to  2.25%   (18.41%)  to  (17.26%)
  MetLife Harris Oakmark Focused Value B             0.10%    1.40%  to  2.25%   (11.09%)  to  (10.33%)
(d) MetLife Jennison Growth B                        0.00%    1.40%  to  2.25%   (24.15%)  to  (23.72%)
(d) MetLife MFS Investors Trust Series B             0.00%    0.85%  to  1.80%   (21.75%)  to  (21.00%)
(d) MetLife MFS Total Return Series B                0.00%    0.85%  to  1.80%    (7.20%)  to  (6.31%)
(d) MetLife Capital Guardian U.S. Equity Series B    0.00%    0.85%  to  1.80%   (22.05%)  to  (21.55%)
  MetLife Stock Index Portfolio B                    0.49%    1.40%  to  2.25%   (24.24%)  to  (23.60%)
  Oppenheimer Capital Appreciation Fund              0.62%         1.40%                (27.88%)
  Oppenheimer Main Street Growth & Income Fund       0.79%         1.40%                (19.93%)
  Oppenheimer High Income Fund                      10.85%         1.40%                (3.75%)
  Oppenheimer Bond Fund                              7.14%         1.40%                 7.56%
  Oppenheimer Strategic Bond Fund                    6.72%         1.40%                 5.95%
  Putnam Growth & Income Fund                        1.82%         1.40%                (19.92%)
  Putnam Growth & Income Fund B                      0.59%    1.40%  to  1.80%   (20.43%)  to  (20.12%)
  Putnam New Value Fund                              1.14%         1.40%                (16.62%)
  Putnam New Value Fund B                            0.77%    1.40%  to  1.80%   (17.11%)  to  (16.78%)
  Putnam Vista Fund                                  0.00%         1.40%                (31.35%)
  Putnam Vista Fund B                                0.00%    1.40%  to  1.80%   (31.84%)  to  (31.57%)
  Putnam International Growth Fund                   1.05%         1.40%                (18.67%)
  Putnam International Equity B                      0.64%    1.40%  to  1.80%   (19.14%)  to  (18.82%)
  Putnam International New Opportunities Fund        0.91%         1.40%                (14.67%)
  Putnam International New Opportunities Fund B      0.48%    1.40%  to  1.80%   (15.17%)  to  (14.83%)
  Templeton Global Income Securities Fund            1.18%    0.85%  to  1.40%     19.76%  to  20.42%
  Templeton Global Income Securities Fund B          1.19%    0.85%  to  1.80%     18.99%  to  20.12%
  Templeton Franklin Small Cap Fund                  0.42%    0.85%  to  1.40%   (29.52%)  to  (29.13%)
  Templeton Franklin Small Cap Fund B                0.24%    0.85%  to  1.80%   (29.96%)  to  (29.29%)
  Templeton Growth Securities Fund                   2.62%    0.85%  to  1.40%   (19.46%)  to  (19.01%)
  Templeton Growth Securities Fund B                 2.46%    0.85%  to  1.80%   (19.95%)  to  (19.18%)
  Templeton Foreign Securities Fund                  1.75%    0.85%  to  1.40%   (19.54%)  to  (19.10%)
  Templeton Foreign Securities Fund B                1.53%    0.85%  to  1.80%   (20.02%)  to  (19.25%)
  Templeton Developing Markets Securities Fund       1.63%         1.40%                (1.35%)
  Templeton Developing Markets Securities Fund B     1.48%    1.40%  to  1.80%    (1.93%)  to  (1.54%)
  Templeton Mutual Shares Securities Fund            1.09%         1.40%                (12.79%)


     (d) For the period from May 1, 2002 to December 31, 2002.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                As of December 31, 2002
                                                         --------------------------------------
                                                                        Unit
                                                                     Fair Value*     Net Assets
                                                          Units  (lowest to highest)   (000)
                                                         ------- ------------------- ----------
Accumulation units, continued:
  Templeton Mutual Shares Securities Fund B               99,322 $10.56  to  $10.68    $1,054
  Templeton Franklin Large Cap Growth Securities Fund     62,103   6.50  to  10.14        609
  Templeton Franklin Large Cap Growth Securities Fund B   19,430  10.01  to  10.17        197
  Fidelity Growth Portfolio                                8,263        8.73               72
  Fidelity Growth Portfolio B                             19,879   8.61  to  8.67         172
  Fidelity Contrafund Portfolio                            3,272       10.85               35
  Fidelity Growth Opportunities Portfolio                  1,826        6.46               12
  Fidelity Growth & Income Portfolio                       5,521        9.28               51
  Fidelity Equity-Income Portfolio                           686        9.19                6
  Fidelity Equity-Income Portfolio B                      13,802   9.04  to  9.10         125
  Fidelity High Income Portfolio B                         1,547   9.13  to  9.19          14
  American Century Income & Growth Fund                  566,665   6.49  to  6.54       3,697
  American Century International Fund                     13,507   5.60  to  5.64          76
  American Century Value Fund                            131,233  10.64  to  10.71      1,402
  Dreyfus Stock Index Fund                                11,911        6.14               73
  Dreyfus Stock Index Fund B                              59,105   6.04  to  6.09         359
  Dreyfus Disciplined Stock Portfolio                      3,367        6.04               20
  Dreyfus Disciplined Stock Portfolio B                    5,344   5.95  to  6.00          32
  Dreyfus Capital Appreciation Portfolio                  21,971        7.30              160
  Dreyfus Capital Appreciation Portfolio B               164,640   7.19  to  7.24       1,188
  INVESCO Dynamics Fund                                  304,467   4.80  to  4.84       1,469
  INVESCO High Yield Fund                                 28,086   7.15  to  7.20         202
  PIMCO High Yield Portfolio                               9,092   9.63  to  9.70          88
  PIMCO Low Duration Portfolio                            28,815  11.90  to  11.98        345
  PIMCO StocksPLUS Growth & Income Portfolio              12,361   6.34  to  6.38          79
  PIMCO Total Return Portfolio                           255,114  12.28  to  12.36      3,148
  Scudder I International Portfolio                       16,042        4.93               79
  Scudder I International Portfolio B                    110,635   4.88  to  4.92         543

Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio      9,196              23.49       216
  Met Investors Lord Abbett Bond Debenture Portfolio         354              11.86         4
  Met Investors Lord Abbett Developing Growth Portfolio      362               6.42         2
  Met Investors Lord Abbett Mid-Cap Value Portfolio           84              13.48         1

                                                                 For the Year Ended December 31, 2002
                                                         -----------------------------------------------------
                                                         Investment       Expense               Total
                                                           Income        Ratio***            Return****
                                                          Ratio**   (lowest to highest)  (lowest to highest)
                                                         ---------- ------------------- ----------------------
Accumulation units, continued:
  Templeton Mutual Shares Securities Fund B                 0.95%    0.85%  to  1.80%   (13.39%)  to  (12.56%)
  Templeton Franklin Large Cap Growth Securities Fund       0.82%    0.85%  to  1.40%   (24.01%)  to  (23.59%)
  Templeton Franklin Large Cap Growth Securities Fund B     0.74%    0.85%  to  1.80%   (24.56%)  to  (23.84%)
  Fidelity Growth Portfolio                                 0.25%          1.40%               (31.08%)
  Fidelity Growth Portfolio B                               0.11%    1.40%  to  1.80%   (31.54%)  to  (31.27%)
  Fidelity Contrafund Portfolio                             0.81%          1.40%               (10.61%)
  Fidelity Growth Opportunities Portfolio                   1.08%          1.40%               (22.93%)
  Fidelity Growth & Income Portfolio                        1.33%          1.40%               (17.77%)
  Fidelity Equity-Income Portfolio                          1.75%          1.40%               (18.10%)
  Fidelity Equity-Income Portfolio B                        1.05%    1.40%  to  1.80%   (18.63%)  to  (18.31%)
  Fidelity High Income Portfolio B                          0.97%    1.40%  to  1.80%      1.46%  to  1.86%
  American Century Income & Growth Fund                     0.83%    1.40%  to  1.80%   (20.81%)  to  (20.49%)
  American Century International Fund                       0.59%    1.40%  to  1.80%   (21.79%)  to  (21.48%)
  American Century Value Fund                               0.80%    1.40%  to  1.80%   (14.18%)  to  (13.84%)
  Dreyfus Stock Index Fund                                  1.27%          1.40%               (23.44%)
  Dreyfus Stock Index Fund B                                1.51%    1.40%  to  1.80%   (23.93%)  to  (23.63%)
  Dreyfus Disciplined Stock Portfolio                       0.45%          1.40%               (23.69%)
  Dreyfus Disciplined Stock Portfolio B                     0.55%    1.40%  to  1.80%   (24.10%)  to  (23.80%)
  Dreyfus Capital Appreciation Portfolio                    0.68%          1.40%               (17.87%)
  Dreyfus Capital Appreciation Portfolio B                  1.31%    1.40%  to  1.80%   (18.38%)  to  (18.05%)
  INVESCO Dynamics Fund                                     0.00%    1.40%  to  1.80%   (33.12%)  to  (32.85%)
  INVESCO High Yield Fund                                  10.57%    1.40%  to  1.80%    (3.06%)  to  (2.67%)
  PIMCO High Yield Portfolio                                7.30%    1.40%  to  1.80%    (2.95%)  to  (2.56%)
  PIMCO Low Duration Portfolio                              3.39%    1.40%  to  1.80%      5.15%  to  5.57%
  PIMCO StocksPLUS Growth & Income Portfolio                3.37%    1.40%  to  1.80%   (21.65%)  to  (21.33%)
  PIMCO Total Return Portfolio                              4.15%    1.40%  to  1.80%      7.14%  to  7.57%
  Scudder I International Portfolio                         0.89%          1.40%               (19.50%)
  Scudder I International Portfolio B                       0.51%    1.40%  to  1.80%   (20.07%)  to  (19.75%)

Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio       0.87%                1.40%                (19.09%)
  Met Investors Lord Abbett Bond Debenture Portfolio        9.14%                1.40%                 (1.77%)
  Met Investors Lord Abbett Developing Growth Portfolio     0.00%                1.40%                (29.98%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio         0.48%                1.40%                (10.57%)

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2002
                                                          -------------------------------------
                                                                        Unit
                                                                     Fair Value*     Net Assets
                                                          Units  (lowest to highest)   (000)
                                                          ------ ------------------- ----------
Annuitization units, continued:
  Met Investors JP Morgan Enhanced Index Portfolio        13,718       $10.96           $150
  Met Investors JP Morgan International Equity Portfolio   4,258         7.49             32
  Met Investors JP Morgan Quality Bond Portfolio           5,694        12.43             71
  Met Investors JP Morgan Select Equity Portfolio          2,000         9.96             20
  Met Investors JP Morgan Small Cap Stock Portfolio          124         9.59              1
  GACC Money Market Fund                                  10,368        10.24            106
  Russell Multi-Style Fund                                 5,255         7.04             37
  Russell Aggressive Equity Fund                             966         6.78              7
  Russell Non-US Fund                                      3,026         6.88             21
  Russell Core Bond Fund                                   5,462        11.08             61
  Russell Real Estate Securities Fund                        820        11.57              9
  AIM Premier Equity Fund                                  1,059         7.21              8
  AIM Capital Appreciation Fund                              320         7.19              2
  Alliance Bernstein Real Estate Investment Portfolio      1,583         8.92             14
  Scudder II Government Securities Fund                   10,452        11.25            118
  Templeton Growth Securities Fund                           388         9.31              4

                                                                 For the Year Ended December 31, 2002
                                                          --------------------------------------------------
                                                          Investment       Expense              Total
                                                            Income        Ratio***           Return****
                                                           Ratio**   (lowest to highest) (lowest to highest)
                                                          ---------- ------------------- -------------------
Annuitization units, continued:
  Met Investors JP Morgan Enhanced Index Portfolio           0.84%          1.40%             (26.00%)
  Met Investors JP Morgan International Equity Portfolio     0.00%          1.40%             (17.52%)
  Met Investors JP Morgan Quality Bond Portfolio             4.72%          1.40%                7.44%
  Met Investors JP Morgan Select Equity Portfolio            0.57%          1.40%             (26.68%)
  Met Investors JP Morgan Small Cap Stock Portfolio          0.08%          1.40%             (22.15%)
  GACC Money Market Fund                                     2.92%          1.40%                0.23%
  Russell Multi-Style Fund                                   0.60%          1.40%             (24.26%)
  Russell Aggressive Equity Fund                             0.00%          1.40%             (20.18%)
  Russell Non-US Fund                                        1.51%          1.40%             (16.33%)
  Russell Core Bond Fund                                     2.92%          1.40%                7.33%
  Russell Real Estate Securities Fund                        5.11%          1.40%                2.36%
  AIM Premier Equity Fund                                    0.30%          1.40%             (31.23%)
  AIM Capital Appreciation Fund                              0.00%          1.40%             (25.41%)
  Alliance Bernstein Real Estate Investment Portfolio        2.45%          1.40%                1.18%
  Scudder II Government Securities Fund                      3.59%          1.40%                6.55%
  Templeton Growth Securities Fund                           2.62%          1.40%             (19.46%)

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



MetLife Investors Variable Annuity Account Five sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                      As of December 31, 2001
                                                               -------------------------------------
                                                                                Unit          Net
                                                                             Fair Value*     Assets
                                                                 Units   (lowest to highest) (000)
                                                               --------- ------------------- -------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio          1,343,530 $11.69  to   $41.48 $54,390
(f) Met Investors Lord Abbett Growth & Income Portfolio B        101,107  41.18  to   41.54    4,186
  Met Investors Lord Abbett Bond Debenture Portfolio             881,021  10.15  to   14.00   12,243
(f) Met Investors Lord Abbett Bond Debenture Portfolio B          74,477  13.91  to   14.03    1,042
  Met Investors Lord Abbett Developing Growth Portfolio          217,829   7.05  to   10.63    2,305
(f) Met Investors Lord Abbett Developing Growth Portfolio B       11,841  10.58  to  10.64       126
(g) Met Investors Lord Abbett Growth Opportunity Portfolio        11,830   8.83  to   8.86       104
(h) Met Investors Lord Abbett Growth Opportunity Portfolio B      34,744   8.79  to   8.85       307
  Met Investors Lord Abbett Mid-Cap Value Portfolio              241,270  16.72  to   17.48    4,210
(f) Met Investors Lord Abbett Mid-Cap Value Portfolio B           71,645  17.41  to   17.52    1,251
  Met Investors JP Morgan Enhanced Index Portfolio             1,475,938   8.27  to   17.18   25,217
(f) Met Investors JP Morgan Enhanced Index Portfolio B            13,343  17.09  to   17.20      229
  Met Investors JP Morgan International Equity Portfolio         764,330   6.39  to   10.54    8,014
(f) Met Investors JP Morgan International Equity Portfolio B       2,001  10.48  to  10.55        21
  Met Investors JP Morgan Quality Bond Portfolio                 604,191  11.68  to   13.41    8,104
(f) Met Investors JP Morgan Quality Bond Portfolio B              41,011  13.36  to  13.45       550
  Met Investors JP Morgan Select Equity Portfolio              1,077,642   9.25  to   15.75   16,909
(f) Met Investors JP Morgan Select Equity Portfolio B             30,247  15.67  to  15.77       476
  Met Investors JP Morgan Small Cap Stock Portfolio              585,745   6.57  to   14.28    8,324
(f) Met Investors Met/Putnam Capital Opportunities Portfolio B     6,700  14.22  to  14.31        96
(h) Met Investors Met/Putnam Research Portfolio B                 17,867   8.03  to   8.07       142
(h) Met Investors Oppenheimer Capital Appreciation Portfolio B    20,951   8.42  to   8.47       177
(h) Met Investors PIMCO Money Market Portfolio B                 111,815  10.10  to  10.19     1,132
(h) Met Investors Janus Aggressive Growth Portfolio B              5,742   7.27  to   7.31        42
(h) Met Investors PIMCO Total Return Bond Portfolio B              7,235  10.48  to  10.54        76
(h) Met Investors PIMCO Innovation Portfolio B                    14,393   6.06  to   6.09        87
(h) Met Investors T Rowe Price Mid Cap Growth Portfolio B          7,936   8.19  to   8.24        65
(h) Met Investors MFS Research International Portfolio B          11,316   8.34  to   8.38        95
(i) Met Investors AIM Small Cap Growth Portfolio B                 4,324  11.83  to  11.85        51

                                                                        For the Year Ended December 31, 2001
                                                               ------------------------------------------------------
                                                               Investment       Expense                Total
                                                                 Income        Ratio***             Return****
                                                                Ratio**   (lowest to highest)   (lowest to highest)
                                                               ---------- ------------------- -----------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio             0.91%    0.85%  to   1.40%   (7.04%)  to   (6.52%)
(f) Met Investors Lord Abbett Growth & Income Portfolio B         0.21%    0.85%  to  2.25%    (8.09%)  to   (6.79%)
  Met Investors Lord Abbett Bond Debenture Portfolio              8.08%    0.85%  to   1.40%     2.34%  to   2.90%
(f) Met Investors Lord Abbett Bond Debenture Portfolio B          2.03%    0.85%  to  2.25%      1.17%  to   2.61%
  Met Investors Lord Abbett Developing Growth Portfolio           0.00%    0.85%  to   1.40%   (8.14%)  to   (7.63%)
(f) Met Investors Lord Abbett Developing Growth Portfolio B       0.00%    0.85%  to  1.80%    (8.74%)  to   (7.87%)
(g) Met Investors Lord Abbett Growth Opportunity Portfolio        0.00%    0.85%  to  1.40%    (8.40%)  to   (8.07%)
(h) Met Investors Lord Abbett Growth Opportunity Portfolio B      0.00%    0.85%  to  1.80%      4.99%  to   5.78%
  Met Investors Lord Abbett Mid-Cap Value Portfolio               0.48%    0.85%  to   1.40%     6.58%  to   7.17%
(f) Met Investors Lord Abbett Mid-Cap Value Portfolio B           0.11%    0.85%  to  1.80%      5.98%  to   6.99%
  Met Investors JP Morgan Enhanced Index Portfolio                0.82%    0.85%  to   1.40%  (12.65%)  to   (12.16%)
(f) Met Investors JP Morgan Enhanced Index Portfolio B            0.29%    0.85%  to  1.80%   (13.23%)  to   (12.40%)
  Met Investors JP Morgan International Equity Portfolio          1.30%    0.85%  to   1.40%  (21.44%)  to   (21.01%)
(f) Met Investors JP Morgan International Equity Portfolio B      0.41%    0.85%  to  1.80%   (22.00%)  to   (21.25%)
  Met Investors JP Morgan Quality Bond Portfolio                  4.73%    0.85%  to   1.40%     5.56%  to   6.17%
(f) Met Investors JP Morgan Quality Bond Portfolio B              0.99%    0.85%  to  1.80%      4.92%  to   5.93%
  Met Investors JP Morgan Select Equity Portfolio                 0.48%    0.85%  to   1.40%   (7.33%)  to   (6.82%)
(f) Met Investors JP Morgan Select Equity Portfolio B             0.17%    0.85%  to  1.80%    (8.01%)  to   (7.13%)
  Met Investors JP Morgan Small Cap Stock Portfolio               0.17%    0.85%  to   1.40%   (9.73%)  to   (9.23%)
(f) Met Investors Met/Putnam Capital Opportunities Portfolio B    0.03%    0.85%  to  1.80%   (10.27%)  to   (9.41%)
(h) Met Investors Met/Putnam Research Portfolio B                 0.72%    1.40%  to  2.25%    (3.99%)  to   (3.35%)
(h) Met Investors Oppenheimer Capital Appreciation Portfolio B    0.08%    1.40%  to  2.25%    (3.49%)  to   (2.85%)
(h) Met Investors PIMCO Money Market Portfolio B                  0.67%    0.85%  to  2.25%      0.67%  to   1.66%
(h) Met Investors Janus Aggressive Growth Portfolio B             0.00%    1.40%  to  2.25%    (10.51%)  to  (9.91%)
(h) Met Investors PIMCO Total Return Bond Portfolio B             1.00%    1.40%  to  2.25%      3.18%  to   3.87%
(h) Met Investors PIMCO Innovation Portfolio B                    0.00%    1.40%  to  2.25%   (17.00%)  to  (16.44%)
(h) Met Investors T Rowe Price Mid Cap Growth Portfolio B         0.00%    1.40%  to  2.25%    (1.66%)  to   (1.00%)
(h) Met Investors MFS Research International Portfolio B          0.22%    1.40%  to  2.25%    (6.32%)  to   (5.69%)
(i) Met Investors AIM Small Cap Growth Portfolio B                0.00%    1.40%  to  2.25%     18.30%  to   18.52%

     (f) For the period from April 2, 2001 to December 31, 2001.

     (g) For the period from May 1, 2001 to December 31, 2001.

     (h) For the period from February 12, 2001 to December 31, 2001.

     (i) For the period from October 9, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                                  As of December 31, 2001
                                                           --------------------------------------
                                                                           Unit
                                                                        Fair Value*     Net Assets
                                                            Units   (lowest to highest)   (000)
                                                           -------  ------------------- ----------
Accumulation units, continued:
(i) Met Investors AIM Mid Cap Core Portfolio B               3,175  $10.97  to  $10.99    $   35
(i) Met Investors Harris Oakmark International Portfolio B   1,652   10.91  to  10.94         18
  GACC Money Market Fund                                   312,440   10.85  to  12.41      3,878
  Russell Multi-style Equity Fund                          442,055        10.77            4,762
  Russell Aggressive Equity Fund                            96,297         9.86              949
  Russell Non-US Fund                                      217,834         9.54            2,078
  Russell Core Bond Fund                                   308,641        11.97            3,694
  Russell Real Estate Securities Fund                       28,051        12.54              351
  AIM Premier Equity Fund                                  541,662   7.19  to  12.18       6,310
  AIM Capital Appreciation Fund                            349,022   5.96  to  11.21       3,671
  AIM International Growth Fund                             68,447    5.98  to  9.58         628
  Alliance Premier Growth Portfolio                        283,937        12.81            3,637
(g) Alliance Premier Growth Portfolio B                    106,580   12.73  to  12.77      1,358
  Alliance Bernstein Real Estate Investment Portfolio       81,215        10.22              830
(g) Alliance Bernstein Real Estate Investment Portfolio B   46,011   10.16  to  10.19        468
(g) Alliance Bernstein Small Cap Portfolio B                 2,010   11.07  to  11.10         22
(g) Alliance Bernstein Value Portfolio B                        66    9.95  to  9.98           1
  Liberty Newport Tiger Fund, Variable Series                7,325   10.27  to  10.30         75
  Goldman Sachs Growth & Income Fund                        35,421    8.63  to  8.66         307
  Goldman Sachs International Equity Fund                   33,620    9.71  to  9.74         327
  Goldman Sachs Global Income Fund                          10,532   11.70  to  11.73        124
  Goldman Sachs Internet Tollkeeper Fund                    21,869    4.25  to  4.26          93
  Scudder II Dreman High Return Equity Portfolio                10        12.07                -
  Scudder II Small Cap Growth Portfolio                     20,776    9.55  to  9.58         199
  Scudder II Dreman Small Cap Value Portfolio               33,649   10.55  to  10.58        356
  Scudder II Government Securities Portfolio                79,079   12.21  to  12.24        968
  MFS Bond Series                                               10        11.98                -
  MFS Research Series                                       93,736        10.85            1,017
(j) MFS Research Series B                                    1,559   10.81  to  10.84        17
  MFS Emerging Growth Series                                88,547        12.00            1,063
(j) MFS Emerging Growth Series B                               356   11.93  to  11.97         4
  MFS High Income Series                                    35,874         9.59              344
(j) MFS High Income Series B                                26,086    9.51  to  9.54        248
  MFS Strategic Income Series                                1,378        10.95               15
(j) MFS Strategic Income Series B                               36   10.91  to  10.94         -

                                                                    For the Year Ended December 31, 2001
                                                           ------------------------------------------------------
                                                           Investment       Expense                Total
                                                             Income        Ratio***             Return****
                                                            Ratio**   (lowest to highest)   (lowest to highest)
                                                           ---------- ------------------- -----------------------
Accumulation units, continued:
(i) Met Investors AIM Mid Cap Core Portfolio B                0.00%    1.40%  to  2.25%      9.70%  to   9.91%
(i) Met Investors Harris Oakmark International Portfolio B    0.08%    1.40%  to  2.25%      9.15%  to   9.36%
  GACC Money Market Fund                                      0.00%    0.85%  to  1.40%      2.59%  to   3.20%
  Russell Multi-style Equity Fund                             0.46%          1.40%               (15.41%)
  Russell Aggressive Equity Fund                              0.11%          1.40%                (3.73%)
  Russell Non-US Fund                                         0.63%          1.40%               (23.12%)
  Russell Core Bond Fund                                      5.96%          1.40%                 5.91%
  Russell Real Estate Securities Fund                         5.17%          1.40%                 6.33%
  AIM Premier Equity Fund                                     0.14%    0.85%  to  1.80%   (14.12%)  to  (13.31%)
  AIM Capital Appreciation Fund                               0.00%    0.85%  to  1.80%   (24.66%)  to  (23.93%)
  AIM International Growth Fund                               0.33%    0.85%  to  1.80%   (24.91%)  to  (24.18%)
  Alliance Premier Growth Portfolio                           0.00%          1.40%               (18.37%)
(g) Alliance Premier Growth Portfolio B                       0.00%    1.40%  to  1.80%   (18.88%)  to  (18.56%)
  Alliance Bernstein Real Estate Investment Portfolio         3.21%          1.40%                 9.25%
(g) Alliance Bernstein Real Estate Investment Portfolio B     0.33%    1.40%  to  1.80%     12.37%  to  12.68%
(g) Alliance Bernstein Small Cap Portfolio B                  0.00%    1.40%  to  1.80%     10.66%  to  10.96%
(g) Alliance Bernstein Value Portfolio B                      0.00%    1.40%  to  1.80%    (0.50%)  to  (0.24%)
  Liberty Newport Tiger Fund, Variable Series                 0.80%    1.40%  to  1.80%   (19.95%)  to  (19.61%)
  Goldman Sachs Growth & Income Fund                          0.43%    1.40%  to  1.80%   (10.96%)  to  (10.60%)
  Goldman Sachs International Equity Fund                     1.43%    1.40%  to  1.80%   (23.66%)  to  (23.35%)
  Goldman Sachs Global Income Fund                            5.65%    1.40%  to  1.80%      2.93%  to  3.34%
  Goldman Sachs Internet Tollkeeper Fund                      0.00%    1.40%  to  1.80%   (34.87%)  to  (34.59%)
  Scudder II Dreman High Return Equity Portfolio              1.67%          1.40%                 0.36%
  Scudder II Small Cap Growth Portfolio                       0.00%    1.40%  to  1.80%   (30.08%)  to  (29.78%)
  Scudder II Dreman Small Cap Value Portfolio                 0.00%    1.40%  to  1.80%     15.57%  to  16.04%
  Scudder II Government Securities Portfolio                  1.97%    1.40%  to  1.80%      5.57%  to  6.00%
  MFS Bond Series                                             6.02%          1.40%                 7.26%
  MFS Research Series                                         0.02%          1.40%               (22.35%)
(j) MFS Research Series B                                    0.00%    1.40%  to  1.80%   (22.80%)  to  (22.49%)
  MFS Emerging Growth Series                                  0.00%          1.40%               (34.42%)
(j) MFS Emerging Growth Series B                             0.00%    1.40%  to  1.80%   (34.81%)  to  (34.55%)
  MFS High Income Series                                      8.00%          1.40%                 0.65%
(j) MFS High Income Series B                                 0.03%    1.40%  to  1.80%    (0.20%)  to  0.20%
  MFS Strategic Income Series                                 3.76%          1.40%                 3.29%
(j) MFS Strategic Income Series B                            3.70%    1.40%  to  1.80%     2.69%  to  3.10%


     (g) For the period from May 1, 2001 to December 31, 2001.

     (i) For the period from October 9, 2001 to December 31, 2001.

     (j) For the period from April 10, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                          As of December 31, 2001
                                                   --------------------------------------
                                                                   Unit
                                                                Fair Value*     Net Assets
                                                    Units   (lowest to highest)   (000)
                                                   -------  ------------------- ----------
Accumulation units, continued:
  MFS Investors Trust Series                       172,738        $10.37          $1,791
(j) MFS Investors Trust Series B                    73,855   10.31  to  10.34       763
  MFS New Discovery Series                          45,496         8.06              367
(j) MFS New Discovery Series B                      86,542    8.02  to  8.04        695
(f) MetLife Davis Venture Value E                   16,899   10.11  to  10.16       171
(f) MetLife Harris Oakmark Focused Value B           9,916   11.89  to  11.95       118
(i) MetLife Stock Index Portfolio B                 10,751   10.83  to  10.85       117
  Oppenheimer Capital Appreciation Fund             31,245         14.51             453
  Oppenheimer Main Street Growth & Income Fund      51,669         9.89              511
  Oppenheimer High Income Fund                      28,146         9.72              274
  Oppenheimer Bond Fund                             84,101         11.39             958
  Oppenheimer Strategic Bond Fund                    8,142         10.78              88
  Putnam Growth & Income Fund                      187,714         11.27           2,115
(j) Putnam Growth & Income Fund B                    2,494   11.19  to  11.22         28
  Putnam New Value Fund                              9,654         12.81             124
(j) Putnam New Value Fund B                            386   12.73  to  12.76         5
  Putnam Vista Fund                                 61,259         11.07             678
  Putnam Vista Fund B                                  660   11.00  to  11.04          7
  Putnam International Growth Fund                 137,711         12.98           1,788
(j) Putnam International Equity B                   68,966   12.89  to  12.93        890
  Putnam International New Opportunities Fund       22,906         9.76              224
(j) Putnam International New Opportunities Fund B      871   9.70   to   9.72          8
  Temple ton Global Income Securities Fund           4,298   10.19  to  10.70         44
(f) Templeton Global Income Securities Fund B        1,968   10.11  to  10.18         20
  Templeton Franklin Small Cap Fund                 56,802    6.02  to  12.25        691
(f) Templeton Franklin Small Cap Fund B             10,247   12.16  to  12.24        125
  Templeton Growth Securities Fund                  23,230   10.20  to  13.78        306
(f) Templeton Growth Securities Fund B               3,867   12.91  to  12.99         50
  Templeton Foreign Securities Fund                 93,347    8.34  to  8.94         834
(f) Templeton Foreign Securities Fund B             16,972    8.89  to   8.95        152
  Templeton Developing Markets Securities Fund      55,737         7.00              390
(j) Templeton Developing Markets Securities Fund B  55,946    6.96  to   6.98        390
  Templeton Mutual Shares Securities Fund           58,419         12.28             717
(k) Templeton Mutual Shares Securities Fund B       45,708   12.20  to  12.23        558

                                                            For the Year Ended December 31, 2001
                                                   ------------------------------------------------------
                                                   Investment       Expense                Total
                                                     Income        Ratio***             Return****
                                                    Ratio**   (lowest to highest)   (lowest to highest)
                                                   ---------- ------------------- -----------------------
Accumulation units, continued:
  MFS Investors Trust Series                          0.51%          1.40%               (17.13%)
(j) MFS Investors Trust Series B                      0.00%   1.40%  to  1.80%   (17.61%)  to  (17.28%)
  MFS New Discovery Series                            0.00%          1.40%                (6.36%)
(j) MFS New Discovery Series B                        0.00%   1.40%  to  1.80%   (6.95%)  to  (6.58%)
(f) MetLife Davis Venture Value E                     0.00%   1.40%  to  2.25%   (13.19%)  to  (12.45%)
(f) MetLife Harris Oakmark Focused Value B            0.00%   1.40%  to  2.25%    24.59%  to  25.66%
(i) MetLife Stock Index Portfolio B                   0.00%   1.40%  to  2.25%   (15.49%)  to  (14.76%)
  Oppenheimer Capital Appreciation Fund               0.66%          1.40%               (13.80%)
  Oppenheimer Main Street Growth & Income Fund        0.61%          1.40%               (11.41%)
  Oppenheimer High Income Fund                       11.32%          1.40%                 0.55%
  Oppenheimer Bond Fund                               7.36%          1.40%                 6.28%
  Oppenheimer Strategic Bond Fund                     2.80%          1.40%                 3.38%
  Putnam Growth & Income Fund                         1.69%          1.40%                (7.48%)
(j) Putnam Growth & Income Fund B                     0.00%    1.40%  to  1.80%    (8.07%)  to  (7.70%)
  Putnam New Value Fund                               0.94%          1.40%                 2.16%
(j) Putnam New Value Fund B                           0.00%   1.40%  to  1.80%     1.47%  to  1.87%
  Putnam Vista Fund                                   0.00%          1.40%               (34.33%)
  Putnam Vista Fund B                                 0.00%    1.40%  to  1.80%   (34.70%)  to  (34.43%)
  Putnam International Growth Fund                    0.36%          1.40%               (21.53%)
(j) Putnam International Equity B                     0.00%    1.40%  to  1.80%   (22.04%)  to  (21.72%)
  Putnam International New Opportunities Fund         0.00%          1.40%               (29.52%)
(j) Putnam International New Opportunities Fund B     0.00%    1.40%  to  1.80%   (29.96%)  to  (29.68%)
  Temple ton Global Income Securities Fund            3.58%    0.85%  to  1.40%      1.11%  to  1.72%
(f) Templeton Global Income Securities Fund B         0.67%    0.85%  to  1.80%      0.41%  to  1.37%
  Templeton Franklin Small Cap Fund                   0.52%    0.85%  to  1.40%   (16.20%)  to  (15.74%)
(f) Templeton Franklin Small Cap Fund B               0.02%    0.85%  to  1.80%   (16.77%)  to  (15.97%)
  Templeton Growth Securities Fund                    2.24%    0.85%  to  1.40%    (2.37%)  to  (1.83%)
(f) Templeton Growth Securities Fund B                0.19%    0.85%  to  1.80%    (3.08%)  to  (2.15%)
  Templeton Foreign Securities Fund                   3.22%    0.85%  to  1.40%   (16.93%)  to  (16.47%)
(f) Templeton Foreign Securities Fund B               0.70%    0.85%  to  1.80%   (17.50%)  to  (16.71%)
  Templeton Developing Markets Securities Fund        1.06%          1.40%                (9.36%)
(j) Templeton Developing Markets Securities Fund B    0.10%    1.40%  to  1.80%    (9.73%)  to  (9.37%)
  Templeton Mutual Shares Securities Fund             1.74%          1.40%                 5.81%
(k) Templeton Mutual Shares Securities Fund B         0.36%    1.40%  to  1.80%      5.12%  to  5.55%


     (f) For the period from April 2, 2001 to December 31, 2001.

     (i) For the period from October 9, 2001 to December 31, 2001.

     (j) For the period from April 10, 2001 to December 31, 2001.

     (k) For the period from April 12, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                 As of December 31, 2001
                                                          --------------------------------------
                                                                         Unit
                                                                      Fair Value*     Net Assets
                                                           Units  (lowest to highest)   (000)
                                                          ------- ------------------- ----------
Accumulation units, continued:
  Templeton Franklin Large Cap Growth Securities Fund      71,626  $8.50  to  $13.35    $  912
(f) Templeton Franklin Large Cap Growth Securities Fund B   4,517  13.27  to  13.35         60
  Fidelity Growth Portfolio                                 7,762        12.67              98
(l) Fidelity Growth Portfolio B                             6,938  12.58  to  12.61         87
  Fidelity Contrafund Portfolio                             3,003        12.14              36
  Fidelity Growth Opportunities Portfolio                   1,904        8.38               16
  Fidelity Growth & Income Portfolio                        5,245        11.29              59
(l) Fidelity Equity-Income Portfolio                          675        11.22               8
(l) Fidelity Equity-Income Portfolio B                      3,642  11.11  to  11.14         40
  Fidelity High Income Portfolio B                             40   9.00  to  9.03           -
  American Century Income & Growth Fund                   242,625   8.20  to  8.22       1,993
  American Century International Fund                       6,562   7.17  to  7.19          47
  American Century Value Fund                              99,686  12.39  to  12.43      1,238
  Dreyfus Stock Index Fund                                 15,789        8.01              127
(j) Dreyfus Stock Index Fund B                                358   7.95  to  7.97           3
  Dreyfus Disciplined Stock Portfolio                       7,556        7.91               60
(j) Dreyfus Disciplined Stock Portfolio B                   5,505   7.85  to  7.87          43
  Dreyfus Capital Appreciation Portfolio                   41,676        8.88              370
(j) Dreyfus Capital Appreciation Portfolio B               66,102   8.81  to  8.83         583
  INVESCO Dynamics Fund                                   129,944   7.18  to  7.20         935
  INVESCO High Yield Fund                                  28,370   7.37  to  7.40         210
  PIMCO High Yield Portfolio                                1,666   9.92  to  9.95          17
  PIMCO Low Duration Portfolio                             14,221  11.32  to  11.35        161
  PIMCO StocksPLUS Growth & Income Portfolio                4,295   8.09  to  8.11          35
  PIMCO Total Return Portfolio                            132,530  11.46  to  11.49      1,522
  Scudder I International Portfolio                        24,880        6.12              152
(j) Scudder I International Portfolio B                    43,558   6.11  to  6.13         266

Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio       6,200              29.90       185
  Met Investors Lord Abbett Bond Debenture Portfolio          500              12.44         6
  Met Investors Lord Abbett Developing Growth Portfolio       442               9.44         4
  Met Investors Lord Abbett Mid-Cap Value Portfolio           119              15.53         2
  Met Investors JP Morgan Enhanced Index Portfolio          9,025              15.26       138

                                                                  For the Year Ended December 31, 2001
                                                          -----------------------------------------------------
                                                          Investment       Expense               Total
                                                            Income        Ratio***            Return****
                                                           Ratio**   (lowest to highest)  (lowest to highest)
                                                          ---------- ------------------- ----------------------
Accumulation units, continued:
  Templeton Franklin Large Cap Growth Securities Fund        0.63%    0.85%  to  1.40%   (12.49%)  to  (12.01%)
(f) Templeton Franklin Large Cap Growth Securities Fund B    0.08%    0.85%  to  1.80%   (13.02%)  to  (12.18%)
  Fidelity Growth Portfolio                                  0.09%          1.40%               (18.79%)
(l) Fidelity Growth Portfolio B                              0.00%    1.40%  to  1.80%   (19.77%)  to  (19.44%)
  Fidelity Contrafund Portfolio                              0.41%          1.40%               (13.48%)
  Fidelity Growth Opportunities Portfolio                    0.39%          1.40%               (15.61%)
  Fidelity Growth & Income Portfolio                         1.61%          1.40%               (10.02%)
(l) Fidelity Equity-Income Portfolio                         2.45%          1.40%               (6.28%)
(l) Fidelity Equity-Income Portfolio B                       0.00%    1.40%  to  1.80%    (6.93%)  to  (6.55%)
  Fidelity High Income Portfolio B                           0.00%    1.40%  to  1.80%   (13.51%)  to  (13.16%)
  American Century Income & Growth Fund                      0.40%    1.40%  to  1.80%   (10.00%)  to  (9.63%)
  American Century International Fund                        0.11%    1.40%  to  1.80%   (30.45%)  to  (30.17%)
  American Century Value Fund                                0.51%    1.40%  to  1.80%     10.80%  to  11.25%
  Dreyfus Stock Index Fund                                   1.09%          1.40%               (13.41%)
(j) Dreyfus Stock Index Fund B                               0.68%    1.40%  to  1.80%   (14.04%)  to  (13.69%)
  Dreyfus Disciplined Stock Portfolio                        0.48%          1.40%               (14.48%)
(j) Dreyfus Disciplined Stock Portfolio B                    0.55%    1.40%  to  1.80%   (15.01%)  to  (14.67%)
  Dreyfus Capital Appreciation Portfolio                     0.99%          1.40%               (10.58%)
(j) Dreyfus Capital Appreciation Portfolio B                 1.17%    1.40%  to  1.80%   (11.25%)  to  (10.89%)
  INVESCO Dynamics Fund                                      0.00%    1.40%  to  1.80%   (32.38%)  to  (32.09%)
  INVESCO High Yield Fund                                   14.73%    1.40%  to  1.80%   (16.46%)  to  (16.10%)
  PIMCO High Yield Portfolio                                 7.70%    1.40%  to  1.80%      0.50%  to  0.91%
  PIMCO Low Duration Portfolio                               5.18%    1.40%  to  1.80%      5.70%  to  6.12%
  PIMCO StocksPLUS Growth & Income Portfolio                 5.10%    1.40%  to  1.80%   (13.03%)  to  (12.61%)
  PIMCO Total Return Portfolio                               3.95%    1.40%  to  1.80%      6.44%  to  6.87%
  Scudder I International Portfolio                          0.35%          1.40%               (31.83%)
(j) Scudder I International Portfolio B                      0.00%    1.40%  to  1.80%   (32.05%)  to  (31.78%)

Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio        0.91%                1.40%                 (7.04%)
  Met Investors Lord Abbett Bond Debenture Portfolio         8.08%                1.40%                   2.34%
  Met Investors Lord Abbett Developing Growth Portfolio      0.00%                1.40%                 (8.14%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio          0.48%                1.40%                   6.58%
  Met Investors JP Morgan Enhanced Index Portfolio           0.82%                1.40%                (12.65%)

     (f) For the period from April 2, 2001 to December 31, 2001.

     (j) For the period from April 10, 2001 to December 31, 2001.

     (l) For the period from April 26, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                                As of December 31, 2001
                                                          ------------------------------------
                                                                       Unit
                                                                    Fair Value*     Net Assets
                                                          Units (lowest to highest)   (000)
                                                          ----- ------------------- ----------
Annuitization units, continued:
  Met Investors JP Morgan International Equity Portfolio    250       $ 9.36           $ 2
  Met Investors JP Morgan Quality Bond Portfolio          2,078        11.92            25
  Met Investors JP Morgan Select Equity Portfolio         2,767        14.00            39
  Russell Multi-Style Fund                                6,954         9.57            67
  Russell Aggressive Equity Fund                          1,287         8.76            11
  Russell Non-US Fund                                     3,992         8.48            34
  Russell Core Bond Fund                                  7,106        10.63            76
  Russell Real Estate Fund                                1,097        11.64            13
  AIM Premier Equity Fund                                    86        10.80             1
  AIM Capital Appreciation Fund                             404         9.94             4
  Templeton Franklin Large Cap Growth Securities Fund       463        12.27             6

                                                                 For the Year Ended December 31, 2001
                                                          --------------------------------------------------
                                                          Investment       Expense              Total
                                                            Income        Ratio***           Return****
                                                           Ratio**   (lowest to highest) (lowest to highest)
                                                          ---------- ------------------- -------------------
Annuitization units, continued:
  Met Investors JP Morgan International Equity Portfolio     1.30%          1.40%             (21.44%)
  Met Investors JP Morgan Quality Bond Portfolio             4.73%          1.40%                5.56%
  Met Investors JP Morgan Select Equity Portfolio            0.48%          1.40%              (7.33%)
  Russell Multi-Style Fund                                   0.46%          1.40%             (15.41%)
  Russell Aggressive Equity Fund                             0.11%          1.40%              (3.73%)
  Russell Non-US Fund                                        0.63%          1.40%             (23.12%)
  Russell Core Bond Fund                                     5.96%          1.40%                5.91%
  Russell Real Estate Fund                                   5.17%          1.40%                6.33%
  AIM Premier Equity Fund                                    0.14%          1.40%             (13.79%)
  AIM Capital Appreciation Fund                              0.00%          1.40%             (24.35%)
  Templeton Franklin Large Cap Growth Securities Fund        0.63%          1.40%             (12.49%)

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

      Independent Auditors' Report

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company of California:

      We have audited the accompanying balance sheets of MetLife Investors Insurance Company of California (the "Company") as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

      /s/ DELOITTE & TOUCHE LLP

      Tampa, Florida
      April 12, 2004

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                   BALANCE SHEETS
                             DECEMBER 31, 2003 AND 2002
               (Dollars in thousands, except share and per share data)

                                                                        2003     2002
                                                                      -------- --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value
   (amortized cost: $188,137 and $134,607 respectively)               $190,618 $139,987
 Mortgage loans on real estate                                           3,302    3,508
 Policy loans                                                            1,089    1,044
 Short-term investments                                                    232       45
                                                                      -------- --------
   Total investments                                                   195,241  144,584
Cash and cash equivalents                                               12,788   17,179
Accrued investment income                                                2,221    1,714
Premiums and other receivables                                             958    4,125
Deferred policy acquisition costs                                       38,397   26,199
Current income taxes receivable                                          1,097      624
Other assets                                                             8,337    4,704
Separate account assets                                                434,793  229,994
                                                                      -------- --------
   Total assets                                                       $693,832 $429,123
                                                                      ======== ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                               $  7,971 $  7,894
 Policyholder account balances                                         192,507  148,701
 Other policyholder funds                                                  448      737
 Deferred income taxes payable                                           3,909    2,308
 Other liabilities                                                       3,415    1,576
 Separate account liabilities                                          434,793  229,994
                                                                      -------- --------
   Total liabilities                                                   643,043  391,210
                                                                      -------- --------

Stockholder's Equity:
Common stock, par value $233.34 per share; 30,000 shares authorized;
   12,000 shares issued and outstanding at December 31, 2003 and 2002    2,800    2,800
Additional paid-in capital                                              42,802   31,802
Retained earnings                                                        4,369    2,317
Accumulated other comprehensive income                                     818      994
                                                                      -------- --------
   Total stockholder's equity                                           50,789   37,913
                                                                      -------- --------
   Total liabilities and stockholder's equity                         $693,832 $429,123
                                                                      ======== ========

                   See accompanying notes to financial statements.

      METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                               (Dollars in thousands)

                                                                        2003     2002    2001
                                                                      -------  -------  -------
REVENUES
Premiums                                                              $   (38) $ 1,710  $   684
Universal life and investment-type product policy fees                  6,144    3,411    3,369
Net investment income                                                   9,755    9,070    9,128
Other revenues                                                            428      229      100
Net investment gains (losses) (net of amounts allocable from deferred
  acquisition costs of ($245), ( $199) and $397, respectively)           (772)    (631)     196
                                                                      -------  -------  -------
   Total revenues                                                      15,517   13,789   13,477
                                                                      -------  -------  -------

EXPENSES
Policyholder benefits and claims                                        1,535    2,967    2,141
Interest credited to policyholder account balances                      7,506    6,720    4,947
Other expenses (excludes amounts directly related to net investment
  gains (losses) of ($245), ($199) and $397, respectively)              3,568    1,407    3,750
                                                                      -------  -------  -------
   Total expenses                                                      12,609   11,094   10,838
                                                                      -------  -------  -------

Income before provision for income taxes                                2,908    2,695    2,639
Provision for income taxes                                                856      798      933
                                                                      -------  -------  -------
Net income                                                            $ 2,052  $ 1,897  $ 1,706
                                                                      =======  =======  =======


                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                               (Dollars in thousands)

                                                                              Retained    Accumulated
                                                                 Additional   Earnings       Other
                                                          Common  Paid-in   (Accumulated Comprehensive
                                                          Stock   Capital     Deficit)   Income (Loss)  Total
                                                          ------ ---------- ------------ ------------- -------
Balance at December 31, 2000                              $2,800  $22,802     $(1,286)       $ 329     $24,645
Capital contribution                                                9,000                                9,000
Comprehensive income:
 Net income                                                                     1,706                    1,706
 Other comprehensive loss:
   Unrealized investment losses, net of related offsets,
     reclassification adjustments and income taxes                                             (74)        (74)
                                                                                                       -------
 Comprehensive income                                                                                    1,632
                                                          ----------------------------------------------------
Balance at December 31, 2001                               2,800   31,802         420          255      35,277
Comprehensive income:
 Net income                                                                     1,897                    1,897
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                             739         739
                                                                                                       -------
 Comprehensive income                                                                                    2,636
                                                          ----------------------------------------------------
Balance at December 31, 2002                               2,800   31,802       2,317          994      37,913
Capital contribution                                               11,000                               11,000
Comprehensive income:
 Net income                                                                     2,052                    2,052
 Other comprehensive loss:
   Unrealized investment losses, net of related offsets,
     reclassification adjustments and income taxes                                            (176)       (176)
                                                                                                       -------
 Comprehensive income                                                                                    1,876
                                                          ----------------------------------------------------
Balance at December 31, 2003                              $2,800  $42,802     $ 4,369        $ 818     $50,789
                                                          ====================================================


                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                               (Dollars in thousands)

                                                                                    2003       2002      2001
                                                                                 ---------  ---------  --------
Cash flows from operating activities
Net income                                                                       $   2,052  $   1,897  $  1,706
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
   Depreciation and amortization expenses                                                -          -       122
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                                  985     (1,120)   (1,021)
   (Gains) losses from sales of investments, net                                     1,017        830      (593)
   Interest credited to other policyholder account balances                          7,506      6,720     4,947
   Universal life and investment-type product policy fees                           (6,144)    (3,411)   (3,369)
   Change in premiums and other receivables                                          3,500     (2,743)    2,193
   Change in deferred policy acquisition costs, net                                 (9,571)    (6,884)   (2,197)
   Change in insurance-related liabilities                                            (250)     1,612        (4)
   Change in income taxes payable                                                    1,222        873       932
   Change in other liabilities                                                       2,854     (3,856)      (40)
 Other, net                                                                          2,040      2,205     7,840
                                                                                 ---------  ---------  --------
Net cash provided by (used in) operating activities                                  5,211     (3,877)   10,516
                                                                                 ---------  ---------  --------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities                                                                 74,169     89,078    50,732
   Mortgage loans on real estate                                                       949        754       100
 Purchases of:
   Fixed maturities                                                               (131,055)  (107,779)  (65,556)
   Mortgage loans on real estate                                                      (738)         -         -
 Net change in short-term investments                                                 (187)       741      (502)
 Net change in policy loans                                                            (44)       (87)      145
 Other, net                                                                              -          -         5
                                                                                 ---------  ---------  --------
Net cash used in investing activities                                              (56,906)   (17,293)  (15,076)
                                                                                 ---------  ---------  --------

Cash flows from financing activities
 Policyholder account balances:
   Deposits                                                                        214,204    123,424    16,809
   Withdrawals                                                                    (177,900)   (95,024)  (17,433)
 Capital contribution                                                               11,000          -     9,000
                                                                                 ---------  ---------  --------
Net cash provided by financing activities                                           47,304     28,400     8,376
                                                                                 ---------  ---------  --------
Change in cash and cash equivalents                                                 (4,391)     7,230     3,816
Cash and cash equivalents, beginning of year                                        17,179      9,949     6,133
                                                                                 ---------  ---------  --------
Cash and cash equivalents, end of year                                           $  12,788  $  17,179  $  9,949
                                                                                 =========  =========  ========
Supplemental disclosures of cash flow information:
 Cash paid (refunded) during the year:
   Interest                                                                      $     107  $      37  $      -
                                                                                 =========  =========  ========
   Income taxes                                                                  $     (20) $       -  $      -
                                                                                 =========  =========  ========

                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Business

      MetLife Investors Insurance Company of California (the "Company"), a California domiciled life insurance company, is a wholly owned subsidiary of MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company. MLIIC is a wholly owned subsidiary of Cova Corporation ("Cova"), which is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). At December 31, 2002, Cova was sold from General American Life Insurance Company, a wholly owned subsidiary of GenAmerica Financial Corporation ("GenAmerica"), to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or morbidity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      Basis of Presentation

      The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The California State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the California Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

      On January 6, 2000, GenAmerica and all of its holdings were acquired by Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly owned subsidiary of MetLife. The acquisition was accounted for using the purchase method of accounting. The net purchase price attributed to the Company was approximately $21,602 thousand and was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the acquisition as if it took place on January 1, 2000.

      The excess of the net purchase price over the fair value of net assets acquired of approximately $2,530 thousand was recorded as goodwill and was being amortized on a straight-line basis over 20 years through December 31, 2001 (see "Application of Recent Accounting Pronouncements" below).

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgements are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

      Certain amounts in the prior years' financials statements have been reclassified to conform to the 2003 presentation.

      Investments

      The Company's principal investments are in fixed maturities and mortgage loans; both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, impairments, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security is assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
      (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies;
      (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate in the circumstances. The use of different assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturity are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity is adjusted for impairments in value deemed to be other-than-temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of the interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded asset.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Cash and Cash Equivalents

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      Deferred Policy Acquisition Costs

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amount credited to policyholders, mortality, morbidity, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA"). This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      The costs of acquiring new or renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is reestimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      VOBA, included as part of DAC, represents the present value of future profits generated from existing insurance contracts in-force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the estimated gross profits from such policies and contracts. The Company recorded VOBA of $20,180 thousand as a result of the acquisition of GenAmerica by Metropolitan Life.

      Goodwill

      The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine if a writedown of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 20 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

      Changes in goodwill were as follows:

                                           Years Ended December 31,
                                           -----------------------
                                            2003    2002    2001
                                           ------  ------  ------
                                           (Dollars in thousands)
                Net balance at January 1   $2,278  $2,278  $2,404
                Amortization                    -       -    (126)
                                           ------  ------  ------
                Net balance at December 31 $2,278  $2,278  $2,278
                                           ======  ======  ======

      Future Policy Benefits

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

      Differences between the actual experience and assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Recognition of Insurance Revenue and Related Benefits

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Other Revenues

      Other revenues include asset management and advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      Income Taxes

      The Company applies the concepts of SFAS No. 109, Accounting for Income Taxes ("SFAS 109"), which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      Reinsurance

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

      In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

      Separate Accounts

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type products fees.

      Application of Recent Accounting Pronouncements

      Effective December 31, 2003, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements for other-than-temporary impairments of debt and marketable equity investments that are accounted for under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. The adoption of EITF 03-1 requires the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS 115 that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. See Note 2. The initial adoption of EITF 03-1, which only required additional disclosures, did not have a material impact on the Company's financial statements.

      In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements and (iii) separate account presentation and valuation. SOP 03-1 is effective for fiscal years beginning after December 15, 2003. As of January 1, 2004, the Company increased future policyholder benefits for various guaranteed minimum death and income benefits net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts of approximately $91 thousand, net of income tax, which will be reported as a cumulative effect of a change in accounting. Industry standards and practices continue to evolve relating to the valuation of liabilities relating to these types of benefits, which may result in further adjustments to the Company's measurement of liabilities associated with such benefits in subsequent accounting periods. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC, which has been the Company's accounting treatment. This provision of SOP 03-1 will be applied prospectively to contracts. The adoption of SOP 03-1 did not have a material impact on the Company's separate account presentation and valuation.

      In April 2003, the Financial Accounting Standards Board ("FASB") cleared Statement 133 Implementation Issue No. B36, Embedded Derivatives:
      Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income. Issue B36 became effective on October 1, 2003 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted Financial Accounting Standards Board Interpretation ("FIN") No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring. The adoption of SFAS 146 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2002 the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business);

      (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (c) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 was adopted January 1, 2002. The adoption of SFAS 144 by the Company did not have a material impact on the Company's financial statements at the date of adoption.

      Effective January 1, 2002, the Company adopted SFAS 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill, prior to the adoption of SFAS 142 was $126 thousand for the year ended December 31, 2001. The Company completed the required impairment tests of goodwill in the third quarter of 2002. There were no impairments as of January 1, 2002.

      In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

      Effective April 1, 2001, the Company adopted EITF No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's financial statements.

2.  INVESTMENTS

      Fixed Maturities

      Fixed maturities at December 31, 2003 were as follows:

                                           Cost or  Gross Unrealized Estimated
                                          Amortized ----------------   Fair
                                            Cost     Gain     Loss     Value
                                          ---------  ------  ------  ---------
                                               (Dollars in thousands)
    U.S. corporate securities             $114,379  $4,958   $3,469  $115,868
    Mortgage-backed securities              26,913     564        -    27,477
    Foreign corporate securities             7,781     430        1     8,210
    U.S. treasuries/agencies                 8,018      12        -     8,030
    Asset-backed securities                 14,868     230      360    14,738
    Commercial mortgage-backed securities   16,178     124        7    16,295
                                          --------   ------  ------  --------
       Total fixed maturities             $188,137  $6,318   $3,837  $190,618
                                          ========   ======  ======  ========

      Fixed maturities at December 31, 2002 were as follows:

                                           Cost or  Gross Unrealized Estimated
                                          Amortized ----------------   Fair
                                            Cost     Gain     Loss     Value
                                          ---------  ------  ------  ---------
                                               (Dollars in thousands)
    U.S. corporate securities             $ 63,859  $4,623   $  991  $ 67,491
    Mortgage-backed securities              38,975   1,160        -    40,135
    Foreign corporate securities             7,778     463        -     8,241
    U.S. treasuries/agencies                 3,456      70        -     3,526
    Asset-backed securities                 13,983     627      756    13,854
    Commercial mortgage-backed securities    5,615     125        -     5,740
    Foreign government securities              941      59        -     1,000
                                          --------   ------  ------  --------
       Total fixed maturities             $134,607  $7,127   $1,747  $139,987
                                          ========   ======  ======  ========

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $4,066 thousand and $8,122 thousand at December 31, 2003 and 2002, respectively. These securities had a net unrealized loss of $2,918 thousand and $760 thousand at December 31, 2003 and 2002, respectively. The company had non-income producing fixed maturities of $343 thousand at December 31, 2003. The Company did not have any non-income producing fixed maturities at December 31, 2002.

      The cost or amortized cost and estimated fair value of fixed maturities at December 31, 2003, by contractual maturity date (excluding sinking funds), are shown below:

                                                     Cost or    Estimated
                                                    Amortized     Fair
                                                      Cost        Value
                                                    ---------   ---------
                                                    (Dollars in thousands)
        Due in one year or less                     $  4,320    $  4,414
        Due after one year through five years         95,849      98,755
        Due after five years through ten years        27,615      26,266
        Due after ten years                            2,394       2,673
                                                    --------    --------
            Subtotal                                 130,178     132,108
        Mortgage-backed and asset-backed securities   57,959      58,510
                                                    --------    --------
            Total fixed maturities                  $188,137    $190,618
                                                    ========    ========

      Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales of fixed maturities classified as available-for-sale were as follows:

                                        Years Ended December 31,
                                       -------------------------
                                         2003     2002     2001
                                       -------  -------  -------
                                         (Dollars in thousands)
               Proceeds                $28,913  $30,984  $34,259
               Gross investment gains  $   868  $   674  $ 1,608
               Gross investment losses $  (228) $(1,282) $  (677)

      Gross investment losses above exclude writedowns recorded during 2003, 2002 and 2001 for other than temporarily impaired available-for-sale fixed maturities of $1,657 thousand, $222 thousand and $354 thousand, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2003:

                                                  Equal to or Greater
                             Less than 12 Months     than 12 Months           Total
                             -------------------- -------------------- --------------------
                             Estimated   Gross    Estimated   Gross    Estimated   Gross
                               Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                               Value      Loss      Value      Loss      Value      Loss
                             --------- ---------- --------- ---------- --------- ----------
                                                 (Dollars in thousands)
U.S. corporate securities     $25,194    $3,466     $403        $3      $25,597    $3,469
Foreign corporate securities    1,005         1        -         -        1,005         1
Asset-backed securities         3,830       360        -         -        3,830       360
Commercial mortgage-backed
  securities                    5,391         7        -         -        5,391         7
                              -------    ------     ----        --      -------    ------
   Total fixed maturities     $35,420    $3,834     $403        $3      $35,823    $3,837
                              =======    ======     ====        ==      =======    ======

      Mortgage Loans on Real Estate

      Mortgage loans on commercial real estate were $3,302 thousand and $3,508 thousand as of December 31, 2003 and 2002, respectively. There was no valuation allowance in either year. There were no impaired mortgage loans on real estate for the years ended December 31, 2003, 2002 and 2001.

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2003, 50%, 28% and 22% of the properties were located in California, Georgia and Texas, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      Net Investment Income

      The components of net investment income were as follows:

                                                      Years Ended December 31,
                                                      ---------------------
                                                       2003     2002    2001
                                                      ------   ------  ------
                                                      (Dollars in thousands)
    Fixed maturities                                  $9,252   $8,606  $8,106
    Mortgage loans on real estate                        271      313     354
    Policy loans                                          60      104      75
    Cash, cash equivalents and short-term investments    186      134     652
    Other                                                  -      (73)    (51)
                                                      ------   ------  ------
      Total                                            9,769    9,084   9,136
    Less: Investment expenses                             14       14       8
                                                      ------   ------  ------
      Total net investment income                     $9,755   $9,070  $9,128
                                                      ======   ======  ======

      Net Investment Gains (Losses)

      Net investment gains (losses), including changes in valuation allowances, and related policyholder amounts were as follows:

                                                         Years Ended December 31,
                                                         ---------------------
                                                           2003      2002   2001
                                                         -------    -----  -----
                                                         (Dollars in thousands)
 Fixed maturities                                        $(1,017)   $(830) $ 577
 Real estate and real estate joint ventures                    -        -     16
                                                         -------    -----  -----
   Total                                                  (1,017)    (830)   593
 Amounts allocable from deferred policy acquisition cost     245      199   (397)
                                                         -------    -----  -----
   Total net investment gains (losses)                   $  (772)   $(631) $ 196
                                                         =======    =====  =====

      Investment gains and losses have been reduced by DAC to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

      Net Unrealized Investment Gains

      The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                 Years Ended December 31,
                                                -------------------------
                                                  2003     2002     2001
                                                -------  -------  -------
                                                  (Dollars in thousands)
      Fixed maturities                          $ 2,481  $ 5,380  $ 2,076
      Other invested assets                         (73)     (74)     (74)
                                                -------  -------  -------
          Total                                   2,408    5,306    2,002
                                                -------  -------  -------
      Amounts allocable from:
        Deferred policy acquisition costs        (1,150)  (3,777)  (1,570)
      Deferred income taxes                        (440)    (535)    (177)
                                                -------  -------  -------
          Total                                  (1,590)  (4,312)  (1,747)
                                                -------  -------  -------
            Net unrealized investment gains     $   818  $   994  $   255
                                                =======  =======  =======

      The changes in net unrealized investment gains (losses) were as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                        2003     2002    2001
                                                      -------  -------  -----
                                                       (Dollars in thousands)
 Balance at January 1                                 $   994  $   255  $ 329
 Unrealized investment gains (losses) during the year  (2,898)   3,304    275
 Unrealized investment gains (losses) relating to:
   Deferred policy acquisition costs                    2,627   (2,207)  (350)
 Deferred income taxes                                     95     (358)     1
                                                      -------  -------  -----
 Balance at December 31                               $   818  $   994  $ 255
                                                      =======  =======  =====
 Net change in unrealized investment gains (losses)   $  (176) $   739  $ (74)
                                                      =======  =======  =====

3.  INSURANCE

      Deferred Policy Acquisition Costs

      Information regarding VOBA and DAC for the years ended December 31, 2003, 2002 and 2001 is as follows:

                                                   Deferred
                                         Value of   Policy
                                         Business Acquisition
                                         Acquired    Costs     Total
                                         -------- ----------- -------
                                            (Dollars in thousands)
          Balance at December 31, 2000   $15,051    $ 4,274   $19,325
          Capitalizations                      -      3,617     3,617
                                         -------    -------   -------
              Total                       15,051      7,891    22,942
          Amortization allocated to:
            Net investment gains               -        397       397
            Unrealized investment gains      228        122       350
            Other expenses                 1,284       (611)      673
                                         -------    -------   -------
              Total amortization           1,512        (92)    1,420
                                         -------    -------   -------
          Balance at December 31, 2001    13,539      7,983    21,522
          Capitalizations                      -      8,650     8,650
                                         -------    -------   -------
              Total                       13,539     16,633    30,172
          Amortization allocated to:
            Net investment losses              -       (199)     (199)
            Unrealized investment gains      783      1,424     2,207
            Other expenses                 1,333        632     1,965
                                         -------    -------   -------
              Total amortization           2,116      1,857     3,973
                                         -------    -------   -------
          Balance at December 31, 2002    11,423     14,776    26,199
          Capitalizations                      -     11,719    11,719
                                         -------    -------   -------
              Total                       11,423     26,495    37,918
          Amortization allocated to:
            Net investment losses           (101)      (144)     (245)
            Unrealized investment losses  (1,696)      (931)   (2,627)
            Other expenses                 1,120      1,273     2,393
                                         -------    -------   -------
              Total amortization            (677)       198      (479)
                                         -------    -------   -------
          Balance at December 31, 2003   $12,100    $26,297   $38,397
                                         =======    =======   =======

      The estimated future amortization expense allocated to VOBA is $1,145 thousand in 2004, $1,111 thousand in 2005, $1,121 thousand in 2006, $1,141 thousand in 2007 and $1,134 thousand in 2008.

      Amortization of VOBA and DAC is allocated to (i) investment gains and losses to provide statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      Investment gains and losses related to certain products have a direct impact on the amortization of VOBA and DAC. Presenting investment gains and losses net of related amortization of VOBA and DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

      Future Policy Benefits

      Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 9%.

      Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 12%, less expenses, mortality charges, and withdrawals.

      Separate Accounts

      Separate accounts reflect one category of risk assumption: non-guaranteed separate accounts totaling $434,793 thousand and $229,994 thousand at December 31, 2003 and 2002, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $6,144 thousand, $3,411 thousand and $3,369 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

4.  REINSURANCE

      Effective April 1, 2001, the Company entered into a Yearly Renewable Term reinsurance agreement with Exeter Reassurance Company, Limited (a Metropolitan Life affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company ceded liabilities of $91 thousand and $20 thousand at December 31, 2003 and 2002, respectively. The Company recognized operating income of approximately $163 thousand, $62 thousand and $8 thousand from this transaction in 2003, 2002 and 2001, respectively.

      Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to Metropolitan Life. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to Metropolitan Life was approximately $11,457 thousand, $10,435 thousand and $12,622 thousand at December 31, 2003, 2002 and 2001, respectively. Net earnings to Metropolitan Life from that business are experience refunded to the Company. The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by Metropolitan Life of new business and renewed SPDA business during this period.

      The Company currently reinsures 55% of the riders containing benefit guarantees related to variable annuities. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                                                            Years Ended December 31,
                                                            -----------------------
                                                             2003    2002     2001
                                                            -----   ------   -----
                                                            (Dollars in thousands)
Direct premiums                                             $ 417   $1,799   $ 787
Reinsurance ceded                                            (455)     (89)   (103)
                                                            -----   ------   -----
Net premiums                                                $ (38)  $1,710   $ 684
                                                            =====   ======   =====
Reinsurance recoveries netted against policyholder benefits $   -   $  450   $  51
                                                            =====   ======   =====

      There were no reinsurance recoverables, included in premiums and other receivables, for the years ending December 31, 2003 and 2002, respectively.

5.  INCOME TAXES

      The provision for income taxes for operations was as follows:

                                          Years Ended December 31,
                                          ----------------------
                                           2003     2002    2001
                                          ------   ------  ------
                                          (Dollars in thousands)
               Current:
                 Federal                  $ (840)  $ (382) $ (242)
               Deferred:
                 Federal                   1,696    1,180   1,175
                                          ------   ------  ------
               Provision for income taxes $  856   $  798  $  933
                                          ======   ======  ======

      Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                Years Ended December 31,
                                                -----------------------
                                                 2003      2002   2001
                                                 ------   -----   ----
                                                (Dollars in thousands)
           Tax provision at U.S. statutory rate $1,018    $ 943   $924
           Tax effect of:
             Tax exempt investment income         (162)    (145)   (36)
             Goodwill amortization                   -        -     44
             Other, net                              -        -      1
                                                 ------   -----   ----
           Provision for income taxes           $  856    $ 798   $933
                                                 ======   =====   ====

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                           December 31,
                                                      ----------------------
                                                         2003        2002
                                                        -------     ------
                                                      (Dollars in thousands)
           Deferred income tax assets:
             Liability for future policy benefits       $ 6,129     $  604
             Tax basis of intangible assets purchased       388        620
             Investments                                    718          -
             Loss and credit carryforwards                  484      4,488
                                                        -------     ------
             Total deferred tax assets                    7,719      5,712
                                                        -------     ------
           Deferred income tax liabilities:
             Deferred policy acquisition costs           10,852      7,219
             Net unrealized investment gains                440        535
             Investments                                      -        115
             Other                                          336        151
                                                        -------     ------
             Total deferred tax liabilities              11,628      8,020
                                                        -------     ------
           Net deferred income tax liability            $ 3,909     $2,308
                                                        =======     ======

      The Company has capital loss carryforwards amounting to $1,383 thousand at December 31, 2003, which expire between 2005 and 2008. A valuation is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax assets.

      The Company had no valuation allowance related to tax benefits for the years ended December 31, 2003 and 2002.

      The Internal Revenue Service has audited the Company for the years through and including 1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

      The Company joins MLIIC's includable affiliates in filing a consolidated federal income tax return. The consolidating companies have executed a tax allocation agreement. Pursuant to the tax allocation agreement, the amounts due from affiliates are $1,097 thousand and $624 thousand in 2003 and 2002, respectively.

6.  COMMITMENTS AND CONTINGENCIES

      Litigation

      Regulatory bodies have contacted the Company or its affiliates and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. The Company or its affiliates are in the process of responding and are fully cooperating with regard to these information requests and inquiries. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      Summary

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

7.  EQUITY

      Dividend Restrictions

      Only dividends from statutory earned surplus can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner. As such, no dividends are permissible in 2004 without prior approval of the insurance commissioner.

      Statutory Equity and Income

      Applicable insurance department regulations require that insurance companies prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. Statutory net losses of the Company, as filed with the Department, were $437 thousand, $4,639 thousand and $2,759 thousand for the years ended December 31, 2003, 2002 and 2001, respectively; statutory capital and surplus, as filed with the Department, was $21,810 thousand, $10,600 thousand at December 31, 2003 and 2002, respectively.

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, became effective on January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance increased the Company's capital and surplus by approximately $420 thousand as of January 1, 2001, which primarily relates to accounting principles regarding income taxes. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

      Other Comprehensive (Loss) Income

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2003, 2002 and 2001 to avoid double-counting in other comprehensive (loss) income items that are included as part of net income for the current year that have been reported as a part of other comprehensive (loss) income:

                                                               Years Ended December 31,
                                                              -------------------------
                                                                2003     2002     2001
                                                              -------  -------  -------
                                                                (Dollars in thousands)
Holding (losses) gains on investments arising during the year $(4,672) $ 2,662  $ 1,881
Income tax effect of holding losses (gains)                     1,635     (869)       4
Reclassification adjustments:
  Recognized holding losses (gains) included in current year
    income                                                        784      768     (593)
  Amortization of premium and accretion of discount
    associated with investments                                   990     (126)  (1,013)
  Recognized holding (gains) losses allocated to other
    policyholder amounts                                         (245)    (199)     397
  Income tax effect                                              (535)    (145)      (1)
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts                                 2,872   (2,008)    (747)
Income tax effect of allocation of holding (gains) losses to
  other policyholder amounts                                   (1,005)     656       (2)
                                                              -------  -------  -------
Other comprehensive (loss) income                             $  (176) $   739  $   (74)
                                                              =======  =======  =======

8.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                                      Years Ended December 31,
                                                     --------------------------
                                                       2003      2002     2001
                                                     --------  -------  -------
                                                       (Dollars in thousands)
Compensation                                         $    221  $   125  $   311
Commissions                                            11,950    7,061    3,340
Interest expense                                          107       37        -
Amortization of deferred policy acquisition costs
  (excludes amortization of ($245), ($199) and $397,
  respectively, related to realized investment gains
  (losses))                                             2,393    1,965      673
Capitalization of deferred policy acquisition costs   (11,719)  (8,650)  (3,617)
Rent, net of sublease income                                -        -      379
Other                                                     616      869    2,664
                                                     --------  -------  -------
  Total other expenses                               $  3,568  $ 1,407  $ 3,750
                                                     ========  =======  =======

9.  FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              Carrying   Estimated
                                               Value     Fair Value
              December 31, 2003               --------   ----------
                                              (Dollars in thousands)
              Assets:
                Fixed maturities              $190,618    $190,618
                Mortgage loans on real estate $  3,302    $  3,562
                Policy loans                  $  1,089    $  1,089
                Short-term investments        $    232    $    232
                Cash and cash equivalents     $ 12,788    $ 12,788
              Liabilities:
                Policyholder account balances $192,507    $172,278

                                                          Estimated
                                               Carrying     Fair
                                                Value       Value
               December 31, 2002               --------   ---------
                                               (Dollars in thousands)
               Assets:
                 Fixed maturities              $139,987   $139,987
                 Mortgage loans on real estate $  3,508   $  4,084
                 Policy loans                  $  1,044   $  1,044
                 Short-term investments        $     45   $     45
                 Cash and cash equivalents     $ 17,179   $ 17,179
               Liabilities:
                 Policyholder account balances $148,701   $140,642

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      Fixed Maturities

      The fair value of fixed maturities is based upon quotations published by applicable exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      Mortgage Loans on Real Estate

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      Policy Loans

      The carrying values for policy loans approximate fair value.

      Cash and Cash Equivalents and Short-term Investments

      The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

      Policyholder Account Balances

      The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

10. RELATED PARTY TRANSACTIONS

      The Company received a cash capital contribution of $11,000 thousand and $9,000 thousand from MLIIC for the years ended 2003 and 2001, respectively. There were no capital contributions for the year ended 2002.

      On September 10, 2002, the Company's Board of Directors approved an Agreement and Plan of Merger providing for the merger of the Company with and into MLIIC, with MLIIC being the surviving corporation of the merger. MLIIC has received the certificate of authority and is pursuing authorizations to offer variable annuities and variable life insurance from the Department. Upon receipt of these approvals, the Agreement will be presented to Cova, as sole shareholder of MLIIC for approval. This merger should not impact the operations of the Company's Separate Account. If the merger is consummated, the Separate Account will become a separate account of MLIIC.

      Since the company is a member of a controlled group of affiliate companies its results may not be indicative of those of a stand alone entity.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a.        Financial Statements
          ----------------------------------------------------------------------
The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Auditors.


2.   Statement of Assets and Liabilities as of December 31, 2003.

3.   Statement of Operations for the year ended December 31, 2003.

4. Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.

5.   Notes to Financial Statements.


The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Auditors.


2.   Balance Sheets as of December 31, 2003 and 2002.

3.   Statements of Income for the years ended December 31, 2003, 2002 and 2001.

4. Statements of Stockholder's Equity for the years ended December 31, 2003, 2002 and 2001.

5.   Statements of Cash Flows for the years ended December 31, 2003, 2002 and
     2001.

6.   Notes to Financial Statements.


b.   Exhibits
     ---------------------------------------------------------------------------


     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account. (1)

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement. (7)

     4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity
                  Contract (6)

          (ii)    Enhanced Dollar Cost Averaging Rider (6)

          (iii)   Three Month Market Entry Rider (6)

          (iv)    Death Benefit Rider - (Principal Protection) (6)

          (v)     Death Benefit Rider - (Compounded-Plus) (6)

          (vi)    Death Benefit Rider - (Annual Step-Up) (6)

          (vii)   Guaranteed Minimum Income Benefit Rider - (Living Benefit) (6)

          (viii) Additional Death Benefit Rider - (Earnings Preservation Benefit) (6)

          (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (6)

          (x)     Terminal Illness Rider (6)

          (xi)    Individual Retirement Annuity Endorsement (6)

          (xii)   Roth Individual Retirement Annuity Endorsement (6)

          (xiii)  401 Plan Endorsement (6)

          (xiv)   Tax Sheltered Annuity Endorsement (6)

          (xv)    Unisex Annuity Rates Rider (6)

          (xvi)   Endorsement (Name Change)(8)

          (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (11)

      5.  (i)     Variable Annuity Application (6)

          (ii) Form of Variable Annuity Application (Class A) (7155 (11/00)) (APPVA - 504A) (filed herewith)

      6.  (i)     Copy of Articles of Incorporation of the Company (2)

          (ii)    Copy of the Bylaws of the Company (2)

      7. Automatic Reinsurance Agreement between MetLife Investors Insurance Company of California and Exeter Reassurance Company, Ltd. (9)

      8.  (i)     Participation Agreement among Variable Insurance Products
                  Fund, Fidelity Distributors Corporation and Cova Financial
                  Life Insurance Company (4)

          (ii) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Life Insurance Company (4)

          (iii) Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Cova Financial Life Insurance Company (4)

          (iv) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Life Insurance Company and Massachusetts Financial Services Company (2)

          (v) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company (3)

          (vi) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Life Insurance Company (5)

          (vii) Form of Fund Participation Agreement among Cova Financial Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. (2)

          (viii) Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Life Insurance Company (3)

          (ix) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Life Insurance Company (3)

          (x) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Life Insurance Company (3)

          (xi) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Life Insurance Company (3)

          (xii) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Life Insurance Company (3)

          (xiii) Form of Participation Agreement and Amendment to Participation Agreement between MetLife Investors Insurance Company of California and Met Investors Series Trust (9)

      9.  Opinion and Consent of Counsel (filed herewith)

     10.  (i)     Consent of Independent Auditors (filed herewith)

          (ii)    Consent of Counsel (filed herewith)

     11.  Not Applicable.

     12.  Not Applicable.

     13. Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper. (10).




     (1) incorporated by reference to Cova Variable Life Account Five, Initial Registration Statement on Form S-6 (File No. 333-37559) as filed electronically on October 9, 1997.

     (2) incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-34817) as filed electronically on November 19, 1997.

     (3) incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File No. 333-34817) as filed electronically on February 11, 1998.

     (4) incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 (File No. 33-50174) as filed electronically on April 29, 1998.

     (5) incorporated by reference to Post-Effective Amendment No. 9 (File Nos. 33-50174 and 811-7060) as filed electronically on April 29, 1999.

     (6) incorporated by reference to Registrant's N-4 (File Nos. 333-54016 and 811-7060) electronically filed January 19, 2001.

     (7) incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54016 and 811-07060) filed electronically on March 6, 2001.

     (8) incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54016 and 811-07060) filed electronically on May 1, 2001.

     (9) incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54016 and 811-07060) filed electronically on May 1, 2003.


     (10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54016 and 811-07060) as electronically filed on April 28, 2004.


     (11) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address     Positions and Offices with Depositor
------------------------------------    ----------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
22 Corporate Plaza Drive                Chief Executive Officer and Director
Newport Beach, CA 92660

Susan A. Buffum                         Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                        Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer and Director
Newport Beach, CA 92660

Michael R. Fanning                      Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                     Director
One Madison Avenue
New York, NY 10010

George Foulke                           Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                        Executive Vice President and Director
501 Boylston Street
Boston, MA 02116

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                      Executive Vice President, General
22 Corporate Plaza Drive                Counsel, Secretary and Director
Newport Beach, CA 92660

Helayne F. Klier                        Executive Vice President
1 Madison Avenue
New York, NY 10010

Jeffrey A. Tupper                       Assistant Vice President and
22 Corporate Plaza Drive                Director
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

Betty Davis                             Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                          Vice President, Appointed Actuary
501 Boylston Street
Boston, MA 02116

Johanna B. Becker                       Vice President
501 Boylston Street
Boston, MA 02116

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08907

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 1001



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Investors Insurance Company of California under California insurance law. MetLife Investors Insurance Company of California is a wholly-owned direct subsidiary of MetLife Investors Insurance Company which in turn is a direct subsidiary of Cova Corporation which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2003

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2003. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Insurance and Annuity Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Insurance and Annuity Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

I.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

J.    MetLife Securities, Inc. (DE)

K.    MetLife General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of North Carolina, Inc. (DE)

      2.    MetLife General Insurance Agency of Texas, Inc. (DE)

      3.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

L.    Metropolitan Property and Casualty Insurance Company

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

M.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

N.    Metropolitan Tower Life Insurance Company (DE)

O.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates-Arizona, Inc. (AZ)

      2.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

P.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

Q.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (DE)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

R.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Iberia, S.A. (Spain)

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Generales, Sociedad Anonima de Seguros y Reaseguros (Spain) 99.99969% is owned by Metlife Iberia, S.A. and 0.00031% is owned by Metlife International Holdings, Inc.

      2.    Natiloportem Holdings, Inc. (DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Natiloportem Holdings, Inc.

            b)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            c) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99841% is owned by Metlife International Holdings, Inc. and 0.00159% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina) - 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia, s.r.o. is owned by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8.    MetLife Insurance Company of Korea Limited (South Korea)

      9. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil) - 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

S.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC

      13.   One Madison Merchandising L.L.C. (CT)

      14.   Transmountain Land & Livestock Company (MT)

      15.   MetPark Funding, Inc. (DE)

      16.   HPZ Assets LLC (DE)

      17.   MetDent, Inc. (DE)

      18.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      19.   Metropolitan Tower Realty Company, Inc. (DE)

      20. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      21.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      22.   MetLife (India) Private Ltd. (India)

      23.   Metropolitan Marine Way Investments Limited (Canada)

      24. MetLife Central European Services Spolka z organiczona odpowiedzialmoscia (Poland)

      25.   MetLife Investments Ireland Limited (Ireland)

      26.   MetLife Private Equity Holdings, LLC (DE)

      27.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      28.   Metropolitan Realty Management, Inc. (DE)

            a)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc. (NJ)

      29.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      30.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      31. SSRM Holdings, Inc. (DE) - Employees of State Street Research & Mangement Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc. (DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6)   Metric Property Management, Inc. (DE)

                  (7)   SSR AVF III LLC

      32.   Bond Trust Account A

      33.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      34.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c) New England Financial Distributors LLC (DE) - 79.29% is held by New England Life Insurance Company

            d)    Newbury Insurance Company, Limited (Bermuda)

            e)    New England Pension and Annuity Company (DE)

            f)    Omega Reinsurance Corporation (AZ)

      35.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation is owned by General American Life Insurance Company.

                  (3)   Krisman, Inc. (MO)

                  (4)   White Oak Royalty Company (OK)

                  (5)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 51.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)

                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc. (MO)

                                                (a.1) Reinsurance Partners,
                                                      Inc. (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Capital Trust I (DE)

                              (v)   RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (vi) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vii) RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (viii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                               (ix)  RGA Holdings Limited (U.K) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (x) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xi)  RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xii) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xiii) RGA Argentina S.A. (Argentina)

                              (xiv) Regal Atlantic Company (Bermuda) Ltd.
                                    (Bermuda)

                              (xv)  Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xvi)  RGA Technology Partners, Inc. (MO)

                              (xvii) RGA International Reinsurance Company
                                     (Ireland)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.


NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of February 29, 2004, there were 53 qualified contract owners and 144 non-qualified contract owners.


ITEM 28.  INDEMNIFICATION

The Bylaws of the Company (Article V, Section 9) provide that:

This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officer in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) Met Life Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

       Met Investors Series Trust;
       MetLife Investors USA Separate Account A;
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account Five;
       MetLife Investors Variable Life Account One; and
       First MetLife Investors Variable Annuity Account One.

       (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal Business Address             Positions and Offices with Underwriter
Richard C. Pearson                              President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                             Executive Vice President, Chief Marketing Officer
One Madison Avenue                              and Director
New York, NY 10010

Edward C. Wilson                                Executive Vice President, Chief Distribution
22 Corporate Plaza Drive                        Officer and Director
Newport Beach, CA 92660

A. Frank Beaz                                   Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                                Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                              Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Lisa S. Kuklinski                               Director
Harborside Financial Center
600 Plaza II
Jersey City, NJ 07311

Paul Hipworth                                   Executive Vice President, Chief Financial Officer
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. LaPiana                                 Executive Vice President, Life Insurance Distribution
22 Corporate Plaza Drive
Newport Beach, CA 92660

Helayne F. Klier                                Executive Vice President
1 Madison Avenue
New York, NY 10010

Leslie Sutherland                               Executive Vice President, Chief Sales Officer
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                                Vice President, National Accounts and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                            Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                            Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                                     Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                                Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                                   Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                                Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                                Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                              Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                           Treasurer
One Madison Avenue
New York, NY 10010

   (c)

           (1)                   (2)                (3)                 (4)               (5)
                           Net Underwriting
       Name Of              Discounts And       Compensation          Brokerage          Other
 Principal Underwriter       Commissions        On Redemption        Commissions      Compensation
----------------------       -----------        -------------        -----------      ------------
MetLife Investors           $ 11,225,106             0                    0                 0
Distribution Company

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

       The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

       (a)    Registrant
       (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266
       (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110
       (d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, New Port Beach, CA 92660
       (e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660
       (f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd., Tampa, FL 33607
       (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
       (h) Metropolitan Life Insurance Company, One Madison Avenue, New York, NY 10010


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company of California ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b)for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 26th day of April 2004.

                                 METLIFE INVESTORS VARIABLE ANNUITY
                                 ACCOUNT ONE
                                 (Registrant)

                                 By: METLIFE INVESTORS INSURANCE COMPANY OF
                                       CALIFORNIA



                                           /s/ Michael K. Farrell
                                 By: ___________________________________________
                                           Michael K. Farrell
                                           President and Chief Executive Officer

                                 METLIFE INVESTORS INSURANCE COMPANY OF
                                   CALIFORNIA

                                 (Depositor)

                                           /s/ Michael K. Farrell
                                 By: ___________________________________________
                                           Michael K. Farrell
                                           President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2004.


/s/ Michael K. Farrell*                 Chief Executive Officer, President and
----------------------------------      Director
Michael K. Farrell


/s/ James P. Bossert*                   Executive Vice President and Chief
----------------------------------      Financial Officer (Principal Accounting
James P. Bossert                        Officer) and Director

/s/ Susan A. Buffum*                    Director
----------------------------------
Susan A. Buffum

/s/ Michael R. Fanning*                 Director
----------------------------------
Michael R. Fanning

/s/ Elizabeth M. Forget*                Director
----------------------------------
Elizabeth M. Forget

/s/ George Foulke*                      Director
----------------------------------
George Foulke

/s/ Hugh C. McHaffie*                   Director
----------------------------------
Hugh C. McHaffie


/s/ Richard C. Pearson*                 Director
----------------------------------
Richard C. Pearson


/s/ Jeffrey Tupper*                     Director
----------------------------------
Jeffrey A. Tupper


                                              /s/ Michele H. Abate
                                      *By: _____________________________________
                                              Michele H. Abate, Attorney-in-Fact
                                              April 27, 2004



* MetLife Investors Insurance Company of California. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated by reference herein to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54016/811-07060) filed as Exhibit 13 on April 28, 2004.

                                 EXHIBIT INDEX

EX-99.5(ii)       Variable Annuity Application (Class A)




EX-99.B9          Opinion and Consent of Counsel.

EX-99.B10(i)      Consent of Independent Auditors.

EX-99.B10(ii)     Consent of Counsel.